UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21779

JOHN HANCOCK FUNDS II
---------------------------------------------------------
(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210-2805
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(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE, 601 CONGRESS STREET, BOSTON, MA 02210-2805
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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 663-4497
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Date of fiscal year end: 7/31

Date of reporting period: 1/31/13

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared ten semiannual reports to shareholders for the period ended January 31, 2013. The first report applies to the Technical Opportunities Fund, the second report applies to the Global High Yield Fund, the third report applies to the Multi Sector Bond Fund, the fourth report applies to the Currency Strategies Fund, the fifth report applies to the Fundamental All Cap Core Fund, the sixth report applies to the Fundamental Large Cap Core Fund, the seventh report applies to the Fundamental Large Cap Value Fund, the eighth report applies to the Diversified Strategies Fund, the ninth report applies to the China Emerging Leaders Fund and the tenth report applies to the Global Absolute Return Strategies Fund.

John Hancock
MUTUAL FUNDS

John Hancock
Technical Opportunities Fund

Semiannual Report
1.31.13

A look at performance

Total returns for the period ended January 31, 2013

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since					Since
	1-year	5-year	10-year	inception[1]	6-months	1-year	5-year	10-year	inception[1]

Class A	13.36	—	—	2.64	8.56	13.36	—	—	9.54

Class I2	19.83	—	—	4.55	14.43	19.83	—	—	16.86

Class NAV[2]	20.19	—	—	4.73	14.68	20.19	—	—	17.58

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00%.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. For all classes the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class I	Class NAV
Net/Gross (%)	1.78	1.45	1.22

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

See the following page for footnotes.

6	Technical Opportunities Fund | Semiannual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class I2	8-3-09	$11,686	$11,686	$14,630

Class NAV[2]	8-3-09	11,758	11,758	14,630

MSCI All Country World Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses, which would have resulted in lower values if they did.

Footnotes related to performance pages

1 From 8-3-09.

2 For certain types of investors, as described in the Fund’s prospectuses.

Semiannual report | Technical Opportunities Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on August 1, 2012 with the same investment held until January 31, 2013.

	Account value	Ending value	Expenses paid during
	on 8-1-12	on 1-31-13	period ended 1-31-13[1]

Class A	$1,000.00	$1,143.00	$9.83

Class I	1,000.00	1,144.30	8.27

Class NAV	1,000.00	1,146.80	6.66

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Technical Opportunities Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on August 1, 2012, with the same investment held until January 31, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 8-1-12	on 1-31-13	period ended 1-31-13[1]

Class A	$1,000.00	$1,016.00	$9.25

Class I	1,000.00	1,017.50	7.78

Class NAV	1,000.00	1,019.00	6.26

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.82%, 1.53% and 1.23% for Class A, Class I and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual report | Technical Opportunities Fund	9

Portfolio summary

Top 10 Holdings (23.6% of Net Assets on 1-31-13)[1,2]

Michael Kors Holdings, Ltd.	2.9%	Salesforce.com, Inc.	2.1%

Pioneer Natural Resources Company	2.8%	Hertz Global Holdings, Inc.	2.0%

Regeneron Pharmaceuticals, Inc.	2.6%	LinkedIn Corp., Class A	2.0%

Arena Pharmaceuticals, Inc.	2.6%	Gilead Sciences, Inc.	2.0%

Onyx Pharmaceuticals, Inc.	2.6%	Bank of America Corp.	2.0%

Sector Composition[1,3]

Financials	22.0%	Energy	10.1%

Health Care	18.1%	Materials	4.3%

Information Technology	16.0%	Consumer Staples	1.4%

Industrials	15.0%	Short-Term Investments & Other	1.8%

Consumer Discretionary	11.3%

1 As a percentage of net assets on 1-31-13.

2 Cash and cash equivalents not included.

3 International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. These risks are more significant in emerging markets. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Technical Opportunities Fund | Semiannual report

Fund’s investments

As of 1-31-13 (unaudited)

	Shares	Value

Common Stocks 98.2%		$522,643,964

(Cost $450,567,412)

Consumer Discretionary 11.3%		60,079,120

Hotels, Restaurants & Leisure 2.0%

Galaxy Entertainment Group, Ltd. (I)	815,000	3,670,165

Sands China, Ltd.	738,800	3,727,697

Sonic Corp. (I)	306,100	3,416,076

Household Durables 1.1%

PulteGroup, Inc. (I)(L)	152,700	3,166,998

The Ryland Group, Inc. (L)	65,800	2,613,576

Internet & Catalog Retail 2.7%

Amazon.com, Inc. (I)	27,930	7,415,415

Expedia, Inc. (L)	103,610	6,760,553

Media 0.9%

Gannett Company, Inc. (L)	259,900	5,101,837

Specialty Retail 0.5%

Hot Topic, Inc. (L)	234,700	2,605,170

Textiles, Apparel & Luxury Goods 4.1%

Fifth & Pacific Companies, Inc. (I)(L)	211,800	3,198,180

Michael Kors Holdings, Ltd. (I)	273,037	15,325,567

Prada SpA	342,300	3,077,886

Consumer Staples 1.4%		7,261,568

Food Products 0.7%

General Mills, Inc.	83,200	3,489,408

Tobacco 0.7%

Altria Group, Inc.	112,000	3,772,160

Energy 10.1%		53,599,827

Energy Equipment & Services 2.8%

Cameron International Corp. (I)	79,600	5,039,476

Ensco PLC, Class A	73,900	4,697,823

Oceaneering International, Inc.	83,200	5,259,072

Oil, Gas & Consumable Fuels 7.3%

Cabot Oil & Gas Corp.	130,400	6,882,512

Falcon Oil & Gas, Ltd. (I)	1,489,400	418,119

Noble Energy, Inc.	36,200	3,901,998

Pioneer Natural Resources Company	128,940	15,155,608

Tesoro Corp.	139,800	6,806,862

See notes to financial statements	Semiannual report | Technical Opportunities Fund	11

	Shares	Value
Oil, Gas & Consumable Fuels (continued)

Ultra Petroleum Corp. (I)(L)	140,300	$2,556,266

Western Refining, Inc.	85,700	2,882,091

Financials 22.0%		116,864,044

Capital Markets 3.2%

Affiliated Managers Group, Inc. (I)(L)	35,750	5,145,498

Morgan Stanley	347,500	7,940,375

Raymond James Financial, Inc.	83,300	3,717,679

Commercial Banks 7.2%

Banco Comercial Portugues SA (I)(L)	27,562,390	3,690,180

Credit Agricole SA (I)	601,203	5,952,654

Erste Group Bank AG (I)	140,118	4,719,497

Lloyds Banking Group PLC (I)	6,528,196	5,331,296

Mitsubishi UFJ Financial Group	492,200	2,801,443

Royal Bank of Scotland Group PLC (I)	844,952	4,604,291

Societe Generale SA (I)	138,920	6,285,678

Synovus Financial Corp. (L)	1,935,200	4,992,816

Consumer Finance 0.2%

Portfolio Recovery Associates, Inc. (I)	12,385	1,324,576

Diversified Financial Services 3.1%

Bank of America Corp.	927,700	10,501,564

Citigroup, Inc.	138,900	5,856,024

Insurance 5.2%

Aegon NV	685,868	4,588,955

Allied World Assurance Company Holdings AG	25,000	2,120,750

American International Group, Inc. (I)	231,800	8,768,994

Assured Guaranty, Ltd.	160,800	2,915,304

Old Mutual PLC	1,493,788	4,439,586

Prudential PLC	314,853	4,783,566

Real Estate Investment Trusts 0.9%

Unibail-Rodamco SE	20,205	4,756,621

Real Estate Management & Development 2.2%

BR Malls Participacoes SA	10,600	137,228

Jones Lang LaSalle, Inc.	52,800	4,864,992

Longfor Properties Company, Ltd.	2,128,000	4,011,883

Mitsui Fudosan Company, Ltd.	115,000	2,612,594

Health Care 18.1%		96,554,023

Biotechnology 14.4%

Alkermes PLC (I)	151,900	3,501,295

Arena Pharmaceuticals, Inc. (I)(L)	1,663,400	14,039,096

Biogen Idec, Inc. (I)	34,100	5,322,328

BioMarin Pharmaceutical, Inc. (I)(L)	103,100	5,659,159

Cubist Pharmaceuticals, Inc. (I)	74,700	3,215,088

Exelixis, Inc. (I)	179,000	834,140

Gilead Sciences, Inc. (I)	268,900	10,608,105

Onyx Pharmaceuticals, Inc. (I)(L)	179,870	13,943,522

Regeneron Pharmaceuticals, Inc. (I)(L)	80,730	14,042,176

Seattle Genetics, Inc. (I)(L)	189,230	5,572,824

12	Technical Opportunities Fund | Semiannual report	See notes to financial statements

	Shares	Value
Health Care Equipment & Supplies 1.5%

ICU Medical, Inc. (I)	54,300	$3,282,435

Intuitive Surgical, Inc. (I)	8,600	4,939,668

Health Care Providers & Services 1.0%

Brookdale Senior Living, Inc. (I)	198,110	5,350,951

Life Sciences Tools & Services 0.6%

Morphosys AG (I)	73,363	3,108,132

Pharmaceuticals 0.6%

Hisamitsu Pharmaceutical Company, Inc.	50,300	2,691,661

Zoetis, Inc. (I)	14,300	443,443

Industrials 15.0%		79,782,245

Aerospace & Defense 4.2%

Cubic Corp.	111,243	5,228,421

Rolls-Royce Holdings PLC	523,265	7,850,453

Safran SA	200,230	9,194,949

Electrical Equipment 2.1%

Hubbell, Inc., Class B	65,400	5,954,670

Schneider Electric SA	68,933	5,252,782

Machinery 3.7%

Fiat Industrial SpA	214,971	2,769,107

Flowserve Corp.	25,900	4,060,343

Valmont Industries, Inc. (L)	51,600	7,519,152

Wabtec Corp.	56,680	5,306,382

Professional Services 1.3%

On Assignment, Inc. (I)	277,020	6,773,139

Road & Rail 3.1%

Hertz Global Holdings, Inc. (I)(L)	593,600	10,851,008

J.B. Hunt Transport Services, Inc. (L)	83,300	5,603,591

Trading Companies & Distributors 0.6%

Wolseley PLC	73,167	3,418,248

Information Technology 16.0%		85,345,895

Electronic Equipment, Instruments & Components 1.7%

FEI Company (L)	85,140	5,190,134

IPG Photonics Corp. (L)	58,400	3,824,032

Internet Software & Services 3.9%

Equinix, Inc. (I)	29,610	6,378,882

LinkedIn Corp., Class A (I)	87,570	10,840,290

Yandex NV, Class A (I)	147,700	3,575,817

IT Services 0.7%

Cap Gemini SA	72,566	3,502,960

Semiconductors & Semiconductor Equipment 1.7%

Maxim Integrated Products, Inc.	175,200	5,510,040

NXP Semiconductor NV (I)	126,100	3,781,739

See notes to financial statements	Semiannual report | Technical Opportunities Fund	13

		Shares	Value
Software 8.0%

Adobe Systems, Inc. (I)		138,500	$5,239,455

Aspen Technology, Inc. (I)		148,570	4,546,242

CommVault Systems, Inc. (I)(L)		57,800	4,434,994

Guidewire Software, Inc. (I)		80,200	2,656,224

NetSuite, Inc. (I)(L)		99,670	6,999,824

Salesforce.com, Inc. (I)(L)		65,900	11,343,367

ServiceNow, Inc. (I)(L)		127,790	3,542,339

Symantec Corp. (I)		182,800	3,979,556

Materials 4.3%			23,157,242

Chemicals 0.5%

Flotek Industries, Inc. (I)		101,100	1,360,806

FutureFuel Corp.		104,400	1,331,100

Construction Materials 3.0%

Cemex SAB de CV, ADR (I)		579,700	6,289,745

Siam Cement PCL, NVDR		226,400	3,371,141

Vulcan Materials Company (L)		116,500	6,589,240

Metals & Mining 0.8%

United States Steel Corp. (L)		188,600	4,215,210

Rights 0.0%			$127,337

(Cost $120,001)

Banco Santander SA (Expiration Date: 2-4-13; Strike Price: EUR 0.152) (I)		589,823	127,337

	Yield (%)	Shares	Value

Securities Lending Collateral 18.7%			$99,273,813

(Cost $99,255,095)

John Hancock Collateral Investment Trust (W)	0.2611 (Y)	9,919,049	99,273,813

		Par value	Value

Short-Term Investments 2.5%			$13,200,000

(Cost $13,200,000)

Repurchase Agreement 2.5%			13,200,000
JPMorgan Tri-Party Repurchase Agreement dated 1-31-13 at 0.170% to be repurchased at $13,200,062 on 2-1-13, collateralized by $12,884,045
Federal Home Loan Mortgage Corporation, 3.000%–3.500% due
12-1-32 — 11-1-42 (valued at $13,466,071, including interest)		$13,200,000	13,200,000

Total investments (Cost $563,142,508)† 119.4%			$635,245,114

Other assets and liabilities, net (19.4%)			($103,276,407)

Total net assets 100.0%			$531,968,707

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

14	Technical Opportunities Fund | Semiannual report	See notes to financial statements

Notes to Schedule of Investments

ADR American Depositary Receipts

EUR Euro

NVDR Non-Voting Depositary Receipt

(I) Non-income producing security.

(L) A portion of this security is on loan as of 1-31-13.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 1-31-13.

† At 1-31-13, the aggregate cost of investment securities for federal income tax purposes was $567,071,000. Net unrealized appreciation aggregated $68,174,114, of which $70,251,453 related to appreciated investment securities and $2,077,339 related to depreciated investment securities.

The Fund has the following country concentration as a percentage of net assets on 1-31-13:

United States	71.2%
France	6.6%
United Kingdom	6.0%
Hong Kong	3.6%
Netherlands	2.2%
Japan	1.5%
Mexico	1.2%
Italy	1.1%
Switzerland	1.0%
Other Countries	5.6%

See notes to financial statements	Semiannual report | Technical Opportunities Fund	15

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 1-31-13 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $463,887,413) including
$96,304,193 of securities loaned	$535,971,301
Investments in affiliated issuers, at value (Cost $99,255,095)	99,273,813

Total investments, at value (Cost $563,142,508)	635,245,114

Foreign currency, at value (Cost $5,432)	5,441
Receivable for investments sold	28,089,437
Receivable for fund shares sold	87,539
Dividends and interest receivable	40,814
Receivable for securities lending income	68,602
Other receivables and prepaid expenses	10,185

Total assets	663,547,132

Liabilities

Due to custodian	562,973
Payable for investments purchased	30,774,886
Payable for fund shares repurchased	874,026
Payable upon return of securities loaned	99,308,753
Payable to affiliates
Accounting and legal services fees	5,254
Transfer agent fees	8,234
Trustees’ fees	342
Other liabilities and accrued expenses	43,957

Total liabilities	131,578,425

Net assets	531,968,707

Net assets consist of

Paid-in capital	$491,743,204
Accumulated net investment loss	(1,643,637)
Accumulated net realized gain (loss) on investments and foreign
currency transactions	(30,238,328)
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	72,107,468

Net assets	$531,968,707

16	Technical Opportunities Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($42,019,878 ÷ 3,808,951 shares)[1]	$11.03
Class I ($14,878,416 ÷ 1,330,728 shares)	$11.18
Class NAV ($475,070,413 ÷ 42,241,266 shares)	$11.25

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$11.61

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | Technical Opportunities Fund	17

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 1-31-13
(unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$2,790,843
Securities lending	386,980
Interest	8,271
Less foreign taxes withheld	(73,770)

Total investment income	3,112,324

Expenses

Investment management fees	3,035,257
Distribution and service fees	69,322
Accounting and legal services fees	33,482
Transfer agent fees	51,738
Trustees’ fees	2,832
State registration fees	25,481
Printing and postage	11,744
Professional fees	31,495
Custodian fees	68,136
Registration and filing fees	14,085
Other	6,452

Total expenses	3,350,024
Less expense reductions	(8,490)

Net expenses	3,341,534

Net investment loss	(229,210)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	45,436,313
Investments in affiliated issuers	448
Foreign currency transactions	55,867

45,492,628
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	24,637,575
Investments in affiliated issuers	(11,325)
Translation of assets and liabilities in foreign currencies	5,296

24,631,546

Net realized and unrealized gain	70,124,174

Increase in net assets from operations	$69,894,964

18	Technical Opportunities Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	1-31-13	ended
	(Unaudited)	7-31-12

Increase (decrease) in net assets

From operations
Net investment loss	($229,210)	($3,104,066)
Net realized gain (loss)	45,492,628	(71,816,856)
Change in net unrealized appreciation (depreciation)	24,631,546	(5,977,695)

Increase (decrease) in net assets resulting from operations	69,894,964	(80,898,617)

Distributions to shareholders
From net realized gain
Class A	—	(3,359,268)
Class I	—	(1,477,257)
Class NAV	—	(18,131,169)

Total distributions	—	(22,967,694)

From Fund share transactions	(38,584,785)	(118,120,569)

Total increase (decrease)	31,310,179	(221,986,880)

Net assets

Beginning of period	500,658,528	722,645,408

End of period	$531,968,707	$500,658,528

Accumulated net investment loss	($1,643,637)	($1,414,427)

See notes to financial statements	Semiannual report | Technical Opportunities Fund	19

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	1-31-13[1]	7-31-12	7-31-11	7-31-10[2]

Per share operating performance

Net asset value, beginning of period	$9.65	$11.33	$9.86	$10.00
Net investment loss[3]	(0.03)	(0.10)	(0.09)	(0.13)
Net realized and unrealized gain (loss) on investments	1.41	(1.17)	1.56	(0.01)
Total from investment operations	1.38	(1.27)	1.47	(0.14)
Less distributions
From net realized gain	—	(0.41)	—	—
Net asset value, end of period	$11.03	$9.65	$11.33	$9.86
Total return (%)[4,5]	14.30[6]	(10.93)	14.91	(1.40)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$42	$51	$125	$165
Ratios (as a percentage of average net assets):
Expenses before reductions	1.82[7]	1.88	1.90	1.87[7]
Expenses including reductions and amounts recaptured	1.82[7]	1.88	1.90	1.87[7]
Net investment loss	(0.63)[7]	(1.04)	(0.79)	(1.23)[7]
Portfolio turnover (%)	202	507	361	389

1 Six months ended 1-31-13. Unaudited.
2 Period from 8-3-09 (commencement of operations) to 7-31-10.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Does not reflect the effect of sales charges, if any.
6 Not annualized.
7 Annualized.

CLASS I SHARES Period ended	1-31-13[1]	7-31-12	7-31-11	7-31-10[2]

Per share operating performance

Net asset value, beginning of period	$9.77	$11.42	$9.89	$10.00
Net investment loss[3]	(0.02)	(0.07)	(0.04)	(0.09)
Net realized and unrealized gain (loss) on investments	1.43	(1.17)	1.57	(0.02)
Total from investment operations	1.41	(1.24)	1.53	(0.11)
Less distributions
From net realized gain	—	(0.41)	—	—
Net asset value, end of period	$11.18	$9.77	$11.42	$9.89
Total return (%)[4]	14.43[5]	(10.57)	15.47	(1.10)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$15	$17	$63	$79
Ratios (as a percentage of average net assets):
Expenses before reductions	1.53[6]	1.55	1.49	1.52[6]
Expenses including reductions and amounts recaptured	1.53[6]	1.51	1.49	1.52[6]
Net investment loss	(0.34)[6]	(0.69)	(0.37)	(0.89)[6]
Portfolio turnover (%)	202	507	361	389

1 Six months ended 1-31-13. Unaudited.
2 Period from 8-3-09 (commencement of operations) to 7-31-10.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.

20	Technical Opportunities Fund | Semiannual report	See notes to financial statements

CLASS NAV SHARES Period ended	1-31-13[1]	7-31-12	7-31-11	7-31-10[2]

Per share operating performance

Net asset value, beginning of period	$9.81	$11.45	$9.90	$10.00
Net investment income (loss)[3]	—	(0.04)	(0.03)	(0.07)
Net realized and unrealized gain (loss) on investments	1.44	(1.19)	1.58	(0.03)
Total from investment operations	1.44	(1.23)	1.55	(0.10)
Less distributions
From net realized gain	—	(0.41)	—	—
Net asset value, end of period	$11.25	$9.81	$11.45	$9.90
Total return (%)[4]	14.68[5]	(10.45)	15.66	(1.00)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$475	$433	$535	$349
Ratios (as a percentage of average net assets):
Expenses before reductions	1.24[6]	1.32	1.37	1.39[6]
Expenses including reductions and amounts recaptured	1.23[6]	1.32	1.37	1.39[6]
Net investment loss	(0.03)[6]	(0.46)	(0.31)	(0.72)[6]
Portfolio turnover (%)	202	507	361	389

1 Six months ended 1-31-13. Unaudited.
2 Period from 8-3-09 (commencement of operations) to 7-31-10.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.

See notes to financial statements	Semiannual report | Technical Opportunities Fund	21

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Technical Opportunities Fund (The Fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statements of assets and liabilities. Class A shares are open to all investors. Class I shares are offered to institutions and certain investors. Class NAV shares are offered to John Hancock affiliated funds of funds and 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

22	Technical Opportunities Fund | Semiannual report

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of January 31, 2013, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 1-31-13	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Consumer Discretionary	$60,079,120	$49,603,372	$10,475,748	—
Consumer Staples	7,261,568	7,261,568	—	—
Energy	53,599,827	53,599,827	—	—
Financials	116,864,044	58,285,800	58,578,244	—
Health Care	96,554,023	90,754,230	5,799,793	—
Industrials	79,782,245	51,296,706	28,485,539	—
Information Technology	85,345,895	81,842,935	3,502,960	—
Materials	23,157,242	19,786,101	3,371,141	—
Rights	127,337	—	—	$127,337
Securities Lending
Collateral	99,273,813	99,273,813	—	—
Short-Term Investments	13,200,000	—	13,200,000	—

Total Investments in
Securities	$635,245,114	$511,704,352	$123,413,425	$127,337

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral, which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Fund.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the Fund becomes aware of the dividends. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Semiannual report | Technical Opportunities Fund	23

Securities lending. The Fund may lend its securities to earn additional income. It receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund, which has a floating net asset value (NAV) and invests in short term investments as part of the securities lending program, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The Fund may be subject to withholding tax on income or capital gains or repatriation taxes as imposed by certain countries in which it invests. Taxes are accrued based upon net investment income, net realized gains or net unrealized appreciation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $200 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended January 31, 2013 were $289. For the six months ended January 31, 2013, the Fund had no borrowings under the line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

24	Technical Opportunities Fund | Semiannual report

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of July 31, 2012 the Fund has $71,802,464 of short-term capital loss carryforward available to offset future net realized capital gains.

As of July 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, at least annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses and wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Semiannual report | Technical Opportunities Fund	25

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: a) 1.20% of the first $250,000,000 of the Fund’s average daily net assets and; b) 1.15% of the Fund’s average daily net assets in excess of $250,000,000.

The Adviser has contractually agreed to waive a portion of its management fee for certain Funds (the Participating Portfolios) of the Trust and John Hancock Variable Insurance Trust. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $75 billion but is less than $100 billion; and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that equals or exceeds $100 billion. The amount of the Reimbursement is calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Fund. This arrangement may be amended or terminated at any time by the Adviser upon notice to the Funds and with the approval of the Board of Trustees.

Prior to December 1, 2012, the Adviser contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund excluding certain expenses such as taxes, brokerage commissions, interest expense, acquired fund fees, litigation and indemnification and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements were such that these expenses would not exceed 1.95% and 1.59% for Class A and Class I shares, respectively. This contractual expense limitation is no longer in effect for the Fund.

Additionally, the Adviser has voluntarily agreed to waive other fund level expenses excluding advisory fees, 12b-1 fees, service fees, transfer agent fees, printing and postage, blue sky fees, taxes, brokerage commissions, interest expenses, acquired fund fees, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. This voluntary expense reimbursement will continue in effect until terminated at any time by the Adviser on notice to the Fund. The waivers are such that these expenses will not exceed 0.20% of average net assets.

Accordingly, these expense reductions amounted to $746, $330 and $7,414 for Class A, Class I and Class NAV shares, respectively, for the six months ended January 31, 2013.

The investment management fees, including the impact of waivers and reimbursements described above, incurred for the six months ended January 31, 2013 were equivalent to a net effective rate of 1.17% of the Fund’s average daily net assets.

Expense recapture. The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred to the extent that the Fund is below its expense limitation during this period. There were no expenses waived or reimbursed subject to potential recovery. For the six months ended January 31, 2013, the Fund did not recapture any expenses.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended January 31, 2013 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

26	Technical Opportunities Fund | Semiannual report

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund pays 0.30% for Class A shares for distribution and service fees, expressed as an annual percentage of average net assets.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $6,279 for the six months ended January 31, 2013. Of this amount, $972 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $5,253 was paid as sales commissions to broker-dealers and $54 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Adviser.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended January 31, 2013, there were no CDSCs received by the Distributor for Class A shares.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended January 31, 2013 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE FEES

A	$69,322	$44,194	$12,817	$9,696
I	—	7,544	12,664	2,048
Total	$69,322	$51,738	$25,481	$11,744

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each Fund based on its average daily net assets.

Semiannual report | Technical Opportunities Fund	27

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended January 31, 2013 and for the year ended July 31, 2012 were as follows:

	Six months ended 1-31-13		Year ended 7-31-12
	Shares	Amount	Shares	Amount
Class A shares

Sold	224,194	$2,257,433	574,825	$5,603,251
Distributions reinvested	—	—	360,725	3,253,738
Repurchased	(1,717,929)	(17,340,208)	(6,664,412)	(64,322,341)

Net decrease	(1,493,735)	($15,082,775)	(5,728,862)	($55,465,352)

Class I shares

Sold	173,680	$1,799,801	546,121	$5,379,169
Distributions reinvested	—	—	111,925	1,020,757
Repurchased	(549,956)	(5,588,043)	(4,436,239)	(43,097,390)

Net decrease	(376,276)	($3,788,242)	(3,778,193)	($36,697,464)

Class NAV shares

Sold	1,038,530	$10,574,139	7,413,399	$74,029,581
Distributions reinvested	—	—	1,983,717	18,131,169
Repurchased	(2,897,677)	(30,287,907)	(12,036,455)	(118,118,503)

Net decrease	(1,859,147)	($19,713,768)	(2,639,339)	($25,957,753)

Net decrease	(3,729,158)	($38,584,785)	(12,146,394)	($118,120,569)

Affiliates of the Fund owned 100% of shares of beneficial interest of Class NAV on January 31, 2013.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $1,015,518,507 and $1,052,143,267, respectively, for the six months ended January 31, 2013.

Note 7 — Investment by affiliated funds

Certain investors in the Fund are affiliated funds and are managed by the Adviser and its affiliates. The affiliated funds do not invest in the Fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the Fund’s net assets. For the six months ended January 31, 2013, the following funds had an affiliate ownership concentration of 5% or more of the Fund’s net assets:

FUND	AFFILIATE CONCENTRATION

John Hancock Lifestyle Aggressive Portfolio	16.4%
John Hancock Lifestyle Balanced Portfolio	24.4%
John Hancock Lifestyle Growth Portfolio	44.1%

28	Technical Opportunities Fund | Semiannual report

Special Shareholder Meeting

Unaudited

On November 14, 2012, a Special Meeting of the Shareholders of John Hancock Funds II and each of its series, including John Hancock Technical Opportunities Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the following proposal:

Proposal: Election of thirteen (13) Trustees as members of the Board of Trustees of John Hancock Funds II.

	TOTAL VOTES	TOTAL VOTES WITHHELD
	FOR THE NOMINEE	FROM THE NOMINEE

Independent Trustees
Charles L. Bardelis	7,616,504,618.81	68,337,736.33
Peter S. Burgess	7,615,970,679.45	68,871,675.70
William H. Cunningham	7,617,896,790.36	66,945,564.78
Grace K. Fey	7,615,778,673.96	69,063,681.18
Theron S. Hoffman	7,615,274,624.90	69,567,730.24
Deborah C. Jackson	7,613,243,797.95	71,598,557.20
Hassell H. McClellan	7,613,775,261.17	71,067,093.97
James M. Oates	7,609,760,388.78	75,081,966.36
Steven R. Pruchansky	7,616,850,614.43	67,991,740.71
Gregory A. Russo	7,622,347,084.59	62,495,270.55
Non-Independent Trustees
James R. Boyle	7,622,433,052.00	62,409,303.15
Craig Bromley	7,617,300,092.72	67,542,262.42
Warren A. Thomson	7,620,483,794.58	64,358,560.56

Semiannual report | Technical Opportunities Fund	29

More information

Trustees	Investment adviser
James M. Oates, Chairperson	John Hancock Investment Management
Steven R. Pruchansky, Vice Chairperson	Services, LLC
Charles L. Bardelis*
James R. Boyle†	Subadviser
Craig Bromley†	Wellington Management Company, LLP
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Hugh McHaffie	Legal counsel
President	K&L Gates LLP

Andrew G. Arnott
Executive Vice President

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

30	Technical Opportunities Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

This report is for the information of the shareholders of John Hancock Technical Opportunities Fund.	347SA 1/13
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	3/13

John Hancock

Global High Yield Fund

Semiannual Report

1.31.13

John Hancock Global High Yield Fund

Your expenses	Page 3
Portfolio summary	Page 4
Fund's investments	Page 5
Financial statements	Page 21
Financial highlights	Page 24
Notes to financial statements	Page 27
Special Shareholder Meeting	Page 35
More information	Page 36

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding your fund expenses

As a shareholder of the Fund, you incur two types of costs:

• Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

• Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on August 1, 2012, with the same investment held until January 31, 2013,

	Account value	Ending value	Expenses paid during
	on 8-1-12	on 1-31-13	period ended 1-31-13[1]

Class A	$1,000.00	$1,053.60	$6.73

Class I	1,000.00	1,055.30	5.13

Class NAV	1,000.00	1,055.80	4.61

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

[ My account value $8,600.00 / $1,000.00 = 8.6 ] x $[ “expenses paid” from table ] = My actual expenses

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on August 1, 2012, with the same investment held until January 31, 2013. Look in any other fund shareholder report to find its hypothetical Example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 8-1-12	on 1-31-13	period ended 1-31-13[1]

Class A	$1,000.00	$1,018.70	$6.61

Class I	1,000.00	1,020.20	5.04

Class NAV	1,000.00	1,020.70	4.53

Remember, these examples do not include any transaction costs; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.30%, 0.99% and 0.89% for Class A, Class I and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

3

Global High Yield Fund
As of 1-31-13 (Unaudited)

Portfolio Summary

Value as a
percentage of
Fund's net
Portfolio Composition[1]	assets
Corporate Bonds	59.5%
Foreign Government Obligations	32.9%
Structured Notes	1.3%
Term Loans	1.0%
Convertible Bonds	0.4%
Capital Preferred Securities	0.1%
Short-Term Investments & Other	4.8%

Value as a
percentage of
Fund's net
Quality Composition[2]	assets
AA	1.4%
A	4.4%
BBB	25.3%
BB	16.1%
B	36.3%
CCC & Below	9.2%
Not Rated	2.5%
Short-Term Investments & Other	4.8%

1 Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if the creditor is unable or unwilling to make principal or interest payments. Investments in higher-yielding, lower-rated securities involve additional risks as these securities include a higher risk of default and loss of principal. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Currency transactions are impacted by fluctuations in exchange rates, which may adversely affect the U.S. dollar value of a fund’s investments. The use of hedging and derivatives transactions could produce disproportionate gains or losses and may increase volatility and costs. Mortgage and asset-backed securities may be sensitive to changes in interest rates, subject to early repayment risk, and their value may fluctuate in response to the market’s perception of issuer creditworthiness. If the fund invests in illiquid securities, it may be difficult to sell them at a price approximating their value. Loan participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender. For additional information on these and other risk considerations, please see the Fund’s prospectus.

2 Ratings are from Moody’s Investors Service. If not available, we have used ratings from Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch ratings. “Not Rated” securities are those with no ratings available from these agencies. All ratings are as of 1-31-13 and do not reflect subsequent downgrades or upgrades, if any.

4

Global High Yield Fund
As of 1-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Corporate Bonds 59.5%				$306,481,632

(Cost $290,884,411)

Argentina 0.1%				232,380

Empresa Distribuidora y Comercializadora Norte (S)	9.750	10/25/22	27,000	12,420
IRSA Inversiones y Representaciones SA (S)	11.500	07/20/20	234,000	219,960

Austria 0.0%				192,984

ESAL GmbH (S)	6.250	02/05/23	200,000	192,984

Azerbaijan 0.1%				527,560

State Oil Company of the Azerbaijan Republic	5.450	02/09/17	484,000	527,560

Bermuda 0.1%				231,468

Qtel International Finance, Ltd. (S)	5.000	10/19/25	209,000	231,468

Brazil 0.7%				3,533,672

Banco do Brasil SA	3.875	10/10/22	230,000	227,700
Banco do Brasil SA (6.250% to 04/15/2024, then 10 Year
U.S. Treasury + 4.398%) (Q)(S)	6.250	04/15/24	365,000	362,263
BM&FBovespa SA (S)	5.500	07/16/20	275,000	312,125
BM&FBovespa SA	5.500	07/16/20	100,000	113,500
BR Malls International Finance, Ltd. (Q)(S)	8.500	01/21/16	137,000	150,700
BR Properties SA (Q)(S)	9.000	10/07/15	153,000	168,300
Caixa Economica Federal (S)	2.375	11/06/17	300,000	294,000
Caixa Economica Federal (S)	3.500	11/07/22	156,000	155,220
Globo Comunicacao e Participacoes SA (Q)	6.250	07/20/15	100,000	108,750
Hypermarcas SA (S)	6.500	04/20/21	284,000	305,300
Itau Unibanco Holding SA (S)	5.650	03/19/22	204,000	216,240
OGX Austria GmbH (S)	8.500	06/01/18	200,000	186,500
Samarco Mineracao SA (S)	4.125	11/01/22	252,000	251,244
Telemar Norte Leste SA (S)	5.500	10/23/20	106,000	111,830
Votorantim Cimentos SA (S)	7.250	04/05/41	500,000	570,000

Canada 2.2%				11,294,856

Ainsworth Lumber Company, Ltd. (S)	7.500	12/15/17	1,270,000	1,355,689
Cascades, Inc.	7.750	12/15/17	650,000	689,000
Cascades, Inc.	7.875	01/15/20	600,000	639,000
CHC Helicopter SA	9.250	10/15/20	930,000	995,100
Kodiak Oil & Gas Corp. (S)	5.500	01/15/21	375,000	377,813
MEG Energy Corp. (S)	6.500	03/15/21	750,000	787,500
Mercer International, Inc.	9.500	12/01/17	920,000	995,900
PTTEP Canada International Finance, Ltd.	5.692	04/05/21	200,000	228,106
Quebecor Media, Inc. (S)	5.750	01/15/23	1,275,000	1,335,563
Taseko Mines, Ltd.	7.750	04/15/19	1,200,000	1,173,000
Trinidad Drilling, Ltd. (S)	7.875	01/15/19	1,679,000	1,788,135
Videotron, Ltd.	5.000	07/15/22	890,000	930,050

Cayman Islands 1.1%				5,690,236

Braskem Finance, Ltd. (Q)(S)	7.375	10/04/15	200,000	205,000
China Overseas Finance Cayman II, Ltd.	5.500	11/10/20	100,000	111,484
Dubai Holding Commercial Operations MTN, Ltd. (GBP) (D)	6.000	02/01/17	250,000	396,500
Emaar Sukuk, Ltd.	6.400	07/18/19	400,000	435,000
General Shopping Finance, Ltd. (Q)(S)	10.000	11/09/15	233,000	233,426
Grupo Aval, Ltd. (S)	4.750	09/26/22	409,000	416,158
Grupo Aval, Ltd. (S)	5.250	02/01/17	200,000	214,000
Gruposura Finance (S)	5.700	05/18/21	400,000	453,000
Odebrecht Drilling Norbe VIII/IX, Ltd.	6.350	06/30/21	190,000	212,800

5

Global High Yield Fund
As of 1-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Cayman Islands (continued)

Odebrecht Finance, Ltd. (S)	5.125	06/26/22	200,000	$215,500
Offshore Group Investments, Ltd.	11.500	08/01/15	1,833,000	1,988,805
Pemex Finance, Ltd.	9.150	11/15/18	520,000	646,582
Petrobras International Finance Company	2.875	02/06/15	90,000	91,852
Petrobras International Finance Company	5.375	01/27/21	64,000	70,129

Chile 0.8%				4,334,495

Banco del Estado de Chile (S)	3.875	02/08/22	164,000	173,091
Cencosud SA (S)	4.875	01/20/23	229,000	234,634
Cencosud SA (S)	5.500	01/20/21	350,000	379,199
Corporacion Nacional del Cobre de Chile (S)	3.000	07/17/22	632,000	622,618
Corporacion Nacional del Cobre de Chile (S)	4.250	07/17/42	637,000	610,138
Corporacion Nacional del Cobre de Chile	6.150	10/24/36	1,251,000	1,547,861
Corporacion Nacional del Cobre de Chile (S)	6.150	10/24/36	255,000	315,511
Corporacion Nacional del Cobre de Chile	7.500	01/15/19	197,000	250,580
Telefonica Chile SA (S)	3.875	10/12/22	201,000	200,863

China 0.2%				1,179,933

China Liansu Group Holdings, Ltd. (S)	7.875	05/13/16	335,000	345,050
Country Garden Holdings Company, Ltd. (S)	7.500	01/10/23	202,000	205,272
Tencent Holdings, Ltd. (S)	3.375	03/05/18	402,000	412,088
Tencent Holdings, Ltd. (S)	4.625	12/12/16	200,000	217,523

Colombia 0.2%				744,455

Bancolombia SA	5.125	09/11/22	163,000	168,705
Colombia Telecomunicaciones SA ESP (S)	5.375	09/27/22	350,000	351,750
Transportadora de Gas Internacional SA ESP (S)	5.700	03/20/22	200,000	224,000

Dominican Republic 0.0%				99,671

Cap Cana SA (H)	10.000	04/30/16	675,738	99,671

France 0.3%				1,721,854

Albea Beauty Holdings SA (EUR) (D)(S)	8.750	11/01/19	1,225,000	1,721,854

Germany 0.2%				1,126,012

Unitymedia GmbH (EUR) (D)	9.500	03/15/21	725,000	1,126,012

Hong Kong 0.1%				521,726

PCCW-HKT Capital No 4, Ltd.	4.250	02/24/16	300,000	319,638
Yancoal International Resources Development Company,
Ltd. (S)	5.730	05/16/22	200,000	202,088

India 0.1%				263,849

ICICI Bank, Ltd.	5.750	11/16/20	100,000	108,580
ICICI Bank, Ltd. (S)	5.750	11/16/20	143,000	155,269

Indonesia 0.0%				110,000

Adaro Indonesia PT	7.625	10/22/19	100,000	110,000

Ireland 1.1%				5,733,471

Alfa Bank OJSC (S)	7.500	09/26/19	250,000	271,250
Ardagh Packaging Finance PLC (S)	9.125	10/15/20	1,200,000	1,317,000
Ardagh Packaging Finance PLC (EUR) (D)	9.250	10/15/20	200,000	291,982
Metalloinvest Finance, Ltd. (S)	6.500	07/21/16	174,000	183,048
Nara Cable Funding, Ltd. (S)	8.875	12/01/18	2,175,000	2,218,500
Novatek Finance, Ltd.	5.326	02/03/16	235,000	250,393

6

Global High Yield Fund
As of 1-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Ireland (continued)

Novatek Finance, Ltd. (S)	6.604	02/03/21	358,000	$417,535
Rosneft Oil Company (S)	4.199	03/06/22	271,000	271,000
Sibur Securities, Ltd. (S)	3.914	01/31/18	200,000	199,033
Vimpel Communications (S)	7.748	02/02/21	274,000	313,730

Isle of Man 0.1%				536,250

Zhaikmunai LP (S)	7.125	11/13/19	500,000	536,250

Jamaica 0.1%				637,780

Digicel Group, Ltd. (S)	8.250	09/30/20	200,000	223,000
Digicel Group, Ltd.	10.500	04/15/18	372,000	414,780

Kazakhstan 1.1%				5,776,661

KazMunayGas National Company (S)	6.375	04/09/21	433,000	515,270
KazMunayGas National Company	7.000	05/05/20	2,053,000	2,499,528
KazMunayGas National Company (S)	7.000	05/05/20	325,000	395,688
KazMunayGas National Company (S)	9.125	07/02/18	710,000	916,965
KazMunayGas National Company	11.750	01/23/15	1,236,000	1,449,210

Luxembourg 2.9%				15,035,745

APERAM (S)	7.375	04/01/16	350,000	339,500
APERAM (S)	7.750	04/01/18	550,000	528,000
ARD Finance SA, PIK (S)	11.125	06/01/18	831,246	895,668
ConvaTec Healthcare E SA (S)	10.500	12/15/18	859,000	953,490
Evraz Group SA (S)	6.750	04/27/18	279,000	291,555
Gazprom Neft OAO (S)	4.375	09/19/22	300,000	301,200
Gazprom OAO (S)	4.950	02/06/28	900,000	896,967
INEOS Group Holdings SA (S)	8.500	02/15/16	1,685,000	1,697,638
Intelsat Jackson Holdings SA	7.250	04/01/19	1,195,000	1,281,638
Matterhorn Midco & Cy SCA (EUR) (D)(S)	7.750	02/15/20	325,000	452,317
Matterhorn Mobile Holdings SA (EUR) (D)	8.250	02/15/20	550,000	814,002
Minerva Luxembourg SA (S)	7.750	01/31/23	293,000	300,325
Sberbank of Russia (S)	6.125	02/07/22	200,000	228,258
Severstal OAO (S)	5.900	10/17/22	300,000	308,700
Severstal OAO	6.700	10/25/17	101,000	110,898
Trinseo Materials Operating SCA (S)	8.750	02/01/19	1,715,000	1,724,954
VTB Capital SA	6.250	06/30/35	172,000	185,330
VTB Capital SA	6.875	05/29/18	500,000	556,250
Wind Acquisition Finance SA (S)	7.250	02/15/18	1,000,000	1,052,500
Wind Acquisition Finance SA (S)	11.750	07/15/17	102,000	109,650
Wind Acquisition Holdings Finance SA, PIK (S)	12.250	07/15/17	1,902,280	2,006,905

Malaysia 0.7%				3,445,138

Petroliam Nasional BHD	7.625	10/15/26	223,000	322,904
Petronas Capital, Ltd.	7.875	05/22/22	2,052,000	2,891,916
Petronas Global Sukuk, Ltd. (S)	4.250	08/12/14	220,000	230,318

Mexico 0.4%				1,955,925

America Movil SAB de CV	2.375	09/08/16	200,000	206,778
America Movil SAB de CV	3.125	07/16/22	200,000	198,735
Bank of New York Mellon SA (S)	9.625	05/02/21	243,398	240,964
Cemex SAB de CV (S)	9.500	06/15/18	200,000	224,750
Grupo Bimbo SAB de CV (S)	4.500	01/25/22	100,000	108,581
Grupo Bimbo SAB de CV (S)	4.875	06/30/20	200,000	224,117
Mexichem SAB de CV (S)	4.875	09/19/22	200,000	210,750
Mexico Generadora de Energia S de rl (S)	5.500	12/06/32	500,000	541,250

7

Global High Yield Fund
As of 1-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Mongolia 0.0%				$207,050

Mongolian Mining Corp. (S)	8.875	03/29/17	202,000	207,050

Netherlands 1.2%				5,894,625

Ajecorp BV (S)	6.500	05/14/22	150,000	165,000
Indo Energy Finance II BV (S)	6.375	01/24/23	208,000	212,160
Indosat Palapa Company BV (S)	7.375	07/29/20	136,000	153,000
Intergas Finance BV	6.375	05/14/17	158,000	178,540
Listrindo Capital BV (S)	6.950	02/21/19	201,000	224,169
LyondellBasell Industries NV	6.000	11/15/21	1,395,000	1,639,125
Metinvest BV (S)	8.750	02/14/18	210,000	213,056
Nielsen Finance LLC (S)	4.500	10/01/20	440,000	433,400
UPC Holding BV (EUR) (D)(S)	6.375	09/15/22	1,950,000	2,676,175

Panama 0.1%				314,755

Banco de Credito del Peru (S)	4.750	03/16/16	100,000	106,250
Banco de Credito del Peru (S)	5.375	09/16/20	187,000	208,505

Peru 0.1%				738,335

BBVA Banco Continental SA (S)	5.000	08/26/22	250,000	268,750
Corporacion Azucarera del Peru SA (S)	6.375	08/02/22	112,000	120,400
Maestro Peru SA (S)	6.750	09/26/19	200,000	210,900
Volcan Cia Minera SAA (S)	5.375	02/02/22	126,000	138,285

Russia 0.1%				308,250

EuroChem Mineral & Chemical Company OJSC (S)	5.125	12/12/17	300,000	308,250

Singapore 0.2%				1,067,795

DBS Bank, Ltd. (P)	3.625	09/21/22	400,000	417,930
Oversea-Chinese Banking Corp., Ltd. (P)(S)	3.150	03/11/23	200,000	202,721
SingTel Group Treasury Pte, Ltd.	4.500	09/08/21	400,000	447,144

South Korea 0.1%				682,918

Korea East-West Power Company, Ltd. (S)	2.500	07/16/17	202,000	206,181
Korea Hydro & Nuclear Power Company, Ltd. (S)	3.000	09/19/22	261,000	254,520
Korea Hydro & Nuclear Power Company, Ltd.	4.750	07/13/21	200,000	222,217

Spain 0.2%				819,772

Campofrio Food Group SA (EUR) (D)	8.250	10/31/16	575,000	819,772

Thailand 0.1%				533,357

Bangkok Bank PCL (S)	3.875	09/27/22	319,000	326,528
PTT Global Chemical PCL (S)	4.250	09/19/22	201,000	206,829

Turkey 0.2%				1,183,422

Akbank TAS (S)	3.875	10/24/17	150,000	153,363
Anadolu Efes Biracilik Ve Malt Sanayii AS (S)	3.375	11/01/22	450,000	431,438
Turkiye Garanti Bankasi AS (S)	5.250	09/13/22	410,000	435,625
Yuksel Insaat AS	9.500	11/10/15	204,000	162,996

United Kingdom 1.1%				5,583,566

Afren PLC (S)	10.250	04/08/19	200,000	236,000
Boparan Finance PLC (EUR) (D)	9.750	04/30/18	600,000	907,147
Ferrexpo Finance PLC (S)	7.875	04/07/16	400,000	403,000
Ineos Finance PLC (S)	8.375	02/15/19	1,190,000	1,303,050
LBG Capital No.1 PLC (EUR) (D)	6.439	05/23/20	775,000	1,041,773
Ukreximbank Via Biz Finance PLC	8.375	04/27/15	881,000	887,608

8

Global High Yield Fund
As of 1-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

United Kingdom (continued)

Vedanta Resources PLC (S)	8.250	06/07/21	314,000	$361,100
Virgin Media Finance PLC	4.875	02/15/22	445,000	443,888

United States 40.6%				209,316,812

Access Midstream Partners LP	4.875	05/15/23	940,000	935,300
AES Corp.	7.375	07/01/21	1,080,000	1,204,200
Aircastle, Ltd.	6.750	04/15/17	1,225,000	1,347,500
Allbritton Communications Company	8.000	05/15/18	1,312,000	1,420,240
Allison Transmission, Inc. (S)	7.125	05/15/19	500,000	542,500
Ally Financial, Inc.	7.500	09/15/20	275,000	330,688
Ally Financial, Inc.	8.000	11/01/31	1,200,000	1,503,000
Alphabet Holding Company, Inc., PIK (S)	7.750	11/01/17	590,000	610,650
AMC Entertainment, Inc.	8.750	06/01/19	875,000	966,875
AMC Networks, Inc.	7.750	07/15/21	800,000	914,000
American Casino & Entertainment Properties LLC	11.000	06/15/14	984,000	1,003,680
American Renal Holdings Company, Inc.	8.375	05/15/18	1,025,000	1,083,938
American Standard Americas (S)	10.750	01/15/16	405,000	408,038
Amkor Technology, Inc.	6.375	10/01/22	540,000	542,700
Amsurg Corp. (S)	5.625	11/30/20	1,020,000	1,065,900
Arch Coal, Inc.	7.250	06/15/21	815,000	729,425
Armored Autogroup, Inc.	9.250	11/01/18	305,000	268,400
Atlas Pipeline Partners LP (S)	6.625	10/01/20	1,010,000	1,060,500
Baker & Taylor Acquisitions Corp. (S)	15.000	04/01/17	600,000	456,000
Basic Energy Services, Inc.	7.750	02/15/19	900,000	895,500
Basic Energy Services, Inc.	7.750	10/15/22	1,000,000	982,500
Biomet, Inc. (S)	6.500	08/01/20	1,180,000	1,239,000
Boyd Gaming Corp.	9.125	12/01/18	1,190,000	1,237,600
Brickman Group Holdings, Inc. (S)	9.125	11/01/18	1,330,000	1,416,450
Cablevision Systems Corp.	7.750	04/15/18	850,000	954,125
Cablevision Systems Corp.	8.000	04/15/20	1,350,000	1,525,500
Calpine Corp. (S)	7.875	01/15/23	558,000	616,590
Calumet Specialty Products Partners LP	9.375	05/01/19	545,000	598,819
Calumet Specialty Products Partners LP (S)	9.625	08/01/20	590,000	659,325
CCO Holdings LLC	5.125	02/15/23	460,000	453,100
CCO Holdings LLC	6.625	01/31/22	1,430,000	1,558,700
Cemex Finance LLC (S)	9.375	10/12/22	200,000	226,000
CenturyLink, Inc.	5.800	03/15/22	1,495,000	1,564,535
CenturyLink, Inc.	7.650	03/15/42	985,000	1,014,145
Cequel Communications Escrow 1 LLC (S)	6.375	09/15/20	550,000	576,125
Chiquita Brands International, Inc. (S)	7.875	02/01/21	1,100,000	1,106,875
Choice Hotels International, Inc.	5.750	07/01/22	730,000	810,300
Chrysler Group LLC	8.000	06/15/19	1,035,000	1,133,325
Cincinnati Bell, Inc.	8.375	10/15/20	1,350,000	1,468,125
Cincinnati Bell, Inc.	8.750	03/15/18	970,000	1,024,563
Cinemark USA, Inc. (S)	5.125	12/15/22	455,000	460,688
Cinemark USA, Inc.	7.375	06/15/21	675,000	747,563
CIT Group, Inc.	5.000	08/15/22	830,000	876,714
CIT Group, Inc.	5.250	03/15/18	1,290,000	1,380,300
Claire's Stores, Inc.	8.875	03/15/19	250,000	245,000
Claire's Stores, Inc.	9.250	06/01/15	125,000	120,000
Claire's Stores, Inc., PIK	9.625	06/01/15	797,070	773,158
Clean Harbors, Inc.	5.250	08/01/20	1,015,000	1,060,675
Cleaver-Brooks, Inc. (S)	8.750	12/15/19	405,000	433,856
Cloud Peak Energy Resources LLC	8.500	12/15/19	1,060,000	1,152,750

9

Global High Yield Fund
As of 1-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

United States (continued)

CommScope, Inc. (S)	8.250	01/15/19	1,325,000	$1,447,563
Community Health Systems, Inc.	8.000	11/15/19	1,135,000	1,245,663
CONSOL Energy, Inc.	8.250	04/01/20	1,600,000	1,732,000
Copano Energy LLC	7.125	04/01/21	1,100,000	1,262,250
CPI International, Inc.	8.000	02/15/18	850,000	850,000
Cricket Communications, Inc.	7.750	10/15/20	1,395,000	1,447,313
Crown Castle International Corp. (S)	5.250	01/15/23	1,060,000	1,113,000
CyrusOne LP (S)	6.375	11/15/22	1,395,000	1,489,163
Dean Foods Company	9.750	12/15/18	1,015,000	1,154,563
Dean Holding Company	6.900	10/15/17	700,000	768,250
Del Monte Corp.	7.625	02/15/19	2,230,000	2,324,775
DISH DBS Corp. (S)	5.000	03/15/23	3,140,000	3,100,750
DISH DBS Corp.	5.875	07/15/22	2,070,000	2,199,375
Edison Mission Energy (H)	7.000	05/15/17	875,000	426,563
Edison Mission Energy (H)	7.750	06/15/16	850,000	412,250
Elizabeth Arden, Inc.	7.375	03/15/21	1,125,000	1,251,563
Emergency Medical Services Corp.	8.125	06/01/19	1,215,000	1,330,425
Entravision Communications Corp.	8.750	08/01/17	1,539,000	1,673,663
EP Energy LLC	6.875	05/01/19	960,000	1,039,200
EP Energy LLC	9.375	05/01/20	995,000	1,114,400
Express LLC	8.750	03/01/18	615,000	667,275
First Data Corp. (S)	6.750	11/01/20	705,000	724,388
First Data Corp. (S)	7.375	06/15/19	500,000	526,250
First Data Corp.	12.625	01/15/21	1,100,000	1,171,500
Forest Oil Corp.	7.250	06/15/19	1,755,000	1,759,388
Fresenius Medical Care US Finance II, Inc. (S)	5.875	01/31/22	1,160,000	1,267,300
Frontier Communications Corp.	9.000	08/15/31	3,539,000	3,839,815
GenOn Energy, Inc.	9.500	10/15/18	1,610,000	1,911,875
Genworth Financial, Inc.	7.625	09/24/21	1,305,000	1,564,768
Gray Television, Inc.	7.500	10/01/20	1,410,000	1,466,400
GRD Holdings III Corp. (S)	10.750	06/01/19	540,000	561,600
Griffon Corp.	7.125	04/01/18	1,625,000	1,759,063
Gulfmark Offshore, Inc. (S)	6.375	03/15/22	1,725,000	1,781,063
HCA Holdings, Inc.	7.750	05/15/21	555,000	607,725
HCA, Inc.	5.875	03/15/22	1,070,000	1,163,625
HD Supply, Inc. (S)	7.500	07/15/20	1,475,000	1,458,406
HD Supply, Inc. (S)	10.500	01/15/21	240,000	245,400
Health Management Associates, Inc.	7.375	01/15/20	1,170,000	1,285,538
HealthSouth Corp.	8.125	02/15/20	825,000	905,438
Hercules Offshore, Inc. (S)	10.500	10/15/17	1,765,000	1,915,025
Hexion US Finance Corp.	6.625	04/15/20	1,375,000	1,354,375
Hexion US Finance Corp. (S)	6.625	04/15/20	660,000	650,100
Hologic, Inc. (S)	6.250	08/01/20	860,000	924,500
Hornbeck Offshore Services, Inc.	5.875	04/01/20	680,000	714,000
IAC/InterActiveCorp. (S)	4.750	12/15/22	555,000	550,838
IASIS Healthcare LLC	8.375	05/15/19	1,535,000	1,558,025
iGATE Corp.	9.000	05/01/16	1,045,000	1,148,194
Infor US, Inc.	11.500	07/15/18	1,360,000	1,601,400
International Lease Finance Corp.	8.250	12/15/20	1,120,000	1,372,000
Isle of Capri Casinos, Inc.	7.750	03/15/19	1,140,000	1,231,200
Isle of Capri Casinos, Inc.	8.875	06/15/20	820,000	895,850
ITC Deltacom, Inc.	10.500	04/01/16	720,000	765,900
Kinetic Concepts, Inc. (S)	10.500	11/01/18	975,000	1,043,250
Kinetic Concepts, Inc. (S)	12.500	11/01/19	705,000	678,563
Kodiak Oil & Gas Corp.	8.125	12/01/19	760,000	847,400

10

Global High Yield Fund
As of 1-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

United States (continued)

Landry's, Inc. (S)	9.375	05/01/20	1,460,000	$1,576,800
Laredo Petroleum, Inc.	7.375	05/01/22	620,000	671,150
Lennar Corp. (S)	4.750	11/15/22	980,000	960,400
Level 3 Communications, Inc. (S)	8.875	06/01/19	95,000	103,313
Level 3 Financing, Inc. (S)	7.000	06/01/20	1,190,000	1,261,400
Level 3 Financing, Inc.	10.000	02/01/18	1,575,000	1,752,188
Levi Strauss & Company	6.875	05/01/22	500,000	543,750
Levi Strauss & Company	7.625	05/15/20	900,000	981,000
Limited Brands, Inc.	5.625	02/15/22	300,000	322,500
Linn Energy LLC	7.750	02/01/21	1,150,000	1,230,500
Local TV Finance LLC (S)	9.250	06/15/15	810,000	816,075
Louisiana-Pacific Corp.	7.500	06/01/20	1,450,000	1,649,375
MarkWest Energy Partners LP	6.250	06/15/22	640,000	694,400
Mead Products LLC (S)	6.750	04/30/20	972,000	1,032,750
Mediacom LLC	7.250	02/15/22	1,225,000	1,335,250
MGM Resorts International	6.875	04/01/16	920,000	984,400
MGM Resorts International	7.500	06/01/16	1,285,000	1,407,075
MGM Resorts International	8.625	02/01/19	650,000	741,000
Michael Foods, Inc.	9.750	07/15/18	950,000	1,054,500
Midstates Petroleum Company, Inc. (S)	10.750	10/01/20	830,000	904,700
Momentive Performance Materials, Inc.	8.875	10/15/20	480,000	494,400
Momentive Performance Materials, Inc.	9.000	01/15/21	510,000	395,250
NBTY, Inc.	9.000	10/01/18	675,000	767,813
NCR Corp. (S)	5.000	07/15/22	1,250,000	1,265,625
Netflix, Inc. (S)	5.375	02/01/21	795,000	802,950
New Albertsons, Inc.	8.000	05/01/31	2,050,000	1,424,750
New Albertsons, Inc.	8.700	05/01/30	525,000	383,250
NewPage Corp. (H)	11.375	12/31/14	610,000	268,400
Nexstar Broadcasting, Inc. (S)	6.875	11/15/20	1,055,000	1,099,838
Norcraft Companies LP	10.500	12/15/15	1,255,000	1,298,925
Nortek, Inc.	8.500	04/15/21	345,000	390,713
Novelis, Inc.	8.375	12/15/17	1,025,000	1,132,625
NRG Energy, Inc.	7.875	05/15/21	1,325,000	1,484,000
NRG Energy, Inc.	8.250	09/01/20	775,000	875,750
Oasis Petroleum, Inc.	6.500	11/01/21	350,000	374,500
Oasis Petroleum, Inc.	7.250	02/01/19	1,220,000	1,323,700
Park-Ohio Industries, Inc.	8.125	04/01/21	600,000	642,000
Parker Drilling Company	9.125	04/01/18	1,218,000	1,315,440
Peabody Energy Corp.	6.250	11/15/21	1,670,000	1,745,150
Pemex Project Funding Master Trust	6.625	06/15/35	777,000	938,228
Petco Holdings Inc., PIK (S)	8.500	10/15/17	680,000	700,400
Pilgrim's Pride Corp.	7.875	12/15/18	1,110,000	1,147,463
Pinnacle Entertainment, Inc.	8.750	05/15/20	1,385,000	1,502,725
Plains Exploration & Production Company	6.500	11/15/20	775,000	857,344
Plains Exploration & Production Company	6.625	05/01/21	225,000	248,906
Plains Exploration & Production Company	7.625	04/01/20	375,000	421,875
Post Holdings, Inc.	7.375	02/15/22	1,515,000	1,681,650
Prospect Medical Holdings, Inc. (S)	8.375	05/01/19	1,110,000	1,182,150
Provident Funding Associates LP (S)	10.125	02/15/19	975,000	1,038,375
Provident Funding Associates LP (S)	10.250	04/15/17	550,000	614,625
PVH Corp.	4.500	12/15/22	510,000	507,450
QEP Resources, Inc.	5.375	10/01/22	1,240,000	1,320,600
Quiksilver, Inc.	6.875	04/15/15	1,680,000	1,675,800
Radiation Therapy Services, Inc.	9.875	04/15/17	1,050,000	721,875
Radio One, Inc., PIK	12.500	05/24/16	1,646,731	1,593,212

11

Global High Yield Fund
As of 1-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

United States (continued)

RadioShack Corp.	6.750	05/15/19	1,150,000	$776,250
RBS Global, Inc.	8.500	05/01/18	1,650,000	1,806,750
Regal Cinemas Corp.	8.625	07/15/19	775,000	858,313
Regal Entertainment Group	9.125	08/15/18	600,000	670,500
Reliance Holdings USA, Inc. (S)	5.400	02/14/22	250,000	277,433
Reynolds Group Issuer, Inc.	9.875	08/15/19	2,150,000	2,348,875
Sabine Pass Liquefaction LLC (S)	5.625	02/01/21	570,000	577,125
Sabine Pass LNG LP	7.500	11/30/16	890,000	987,900
SandRidge Energy, Inc.	7.500	03/15/21	1,000,000	1,060,000
SandRidge Energy, Inc.	8.750	01/15/20	850,000	922,250
Sealed Air Corp. (S)	8.375	09/15/21	1,390,000	1,595,025
ServiceMaster Company (S)	7.000	08/15/20	915,000	928,725
SESI LLC	6.375	05/01/19	909,000	972,630
SESI LLC	7.125	12/15/21	485,000	539,563
Shearer's Foods LLC (S)	9.000	11/01/19	990,000	1,061,775
Sinclair Television Group, Inc. (S)	6.125	10/01/22	1,145,000	1,222,288
Smithfield Foods, Inc.	6.625	08/15/22	1,365,000	1,501,500
Southern Copper Corp.	5.250	11/08/42	150,000	146,457
Southern Copper Corp.	6.750	04/16/40	100,000	117,046
Spectrum Brands Escrow Corp. (S)	6.375	11/15/20	975,000	1,037,156
Sprint Capital Corp.	8.750	03/15/32	2,765,000	3,262,700
SSI Investments II, Ltd.	11.125	06/01/18	775,000	868,000
Starz LLC (S)	5.000	09/15/19	585,000	605,475
Surgical Care Affiliates, Inc. (S)	10.000	07/15/17	700,000	732,375
Surgical Care Affiliates, Inc., PIK (S)	8.875	07/15/15	500,000	509,375
Syniverse Holdings, Inc.	9.125	01/15/19	950,000	1,033,125
The Goodyear Tire & Rubber Company	7.000	05/15/22	860,000	922,350
The Manitowoc Company, Inc.	8.500	11/01/20	500,000	562,500
The Manitowoc Company, Inc.	9.500	02/15/18	500,000	555,000
The ServiceMaster Company	7.450	08/15/27	425,000	352,750
The ServiceMaster Company	8.000	02/15/20	691,000	732,460
Tomkins LLC	9.000	10/01/18	404,000	450,965
TransDigm, Inc.	7.750	12/15/18	1,225,000	1,361,281
TransUnion Holding Company, Inc.	9.625	06/15/18	375,000	400,313
TransUnion Holding Company, Inc., PIK (S)	8.125	06/15/18	575,000	602,313
TransUnion LLC	11.375	06/15/18	725,000	838,281
Triumph Group, Inc.	8.625	07/15/18	575,000	635,375
United Surgical Partners International, Inc.	9.000	04/01/20	1,235,000	1,386,288
Universal Hospital Services, Inc.	7.625	08/15/20	1,205,000	1,292,363
Univision Communications, Inc. (S)	7.875	11/01/20	1,250,000	1,353,125
Univision Communications, Inc. (S)	8.500	05/15/21	500,000	532,500
Venoco, Inc.	8.875	02/15/19	575,000	559,188
Windstream Corp.	7.500	04/01/23	1,893,000	2,025,510
Xerium Technologies, Inc.	8.875	06/15/18	705,000	669,750

Venezuela 2.1%				10,705,951

Petroleos de Venezuela SA	4.900	10/28/14	9,342,345	8,921,939
Petroleos de Venezuela SA	5.000	10/28/15	336,291	306,865
Petroleos de Venezuela SA	5.250	04/12/17	1,144,700	993,027
Petroleos de Venezuela SA	8.500	11/02/17	494,000	484,120

Virgin Islands 0.8%				4,198,903

Gold Fields Orogen Holding BVI, Ltd.	4.875	10/07/20	600,000	584,605
Mega Advance Investments, Ltd. (S)	5.000	05/12/21	400,000	446,297
QGOG Atlantic/Alaskan Rigs, Ltd. (S)	5.250	07/30/18	302,864	314,979

12

Global High Yield Fund
As of 1-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Virgin Islands (continued)

Sinochem Overseas Capital Company, Ltd. (S)	4.500	11/12/20	1,120,000	$1,189,064
Sinochem Overseas Capital Company, Ltd.	4.500	11/12/20	662,000	702,822
Sinopec Group Overseas Development 2012, Ltd.	3.900	05/17/22	525,000	554,165
Sinopec Group Overseas Development 2012, Ltd. (S)	4.875	05/17/42	371,000	406,971

Foreign Government Obligations 32.9%				$169,313,985

(Cost $161,233,739)

Argentina 0.8%				4,143,830

Republic of Argentina
Bond (EUR) (D) (P)	7.820	12/31/33	3,849,802	3,057,950
Bond (EUR) (D)	7.820	12/31/33	1,367,068	1,085,880

Brazil 1.4%				7,310,050

Federative Republic of Brazil
Bond	7.125	01/20/37	2,103,000	3,012,548
Bond	8.250	01/20/34	1,103,000	1,745,498
Bond	8.750	02/04/25	285,000	448,875
Bond	8.875	10/14/19	242,000	344,850
Bond	8.875	04/15/24	299,000	467,188
Note	8.000	01/15/18	1,098,333	1,291,091

Chile 0.2%				1,286,350

Republic of Chile
Bond	2.250	10/30/22	490,000	471,625
Bond	3.250	09/14/21	765,000	814,725

Colombia 2.3%				11,707,811

Bogota Distrito Capital
Bond (COP) (D)	9.750	07/26/28	2,528,000,000	2,065,931
Bond (COP) (D)	9.750	07/26/28	200,000,000	163,444
Republic of Colombia
Bond	2.625	03/15/23	515,000	494,400
Bond	7.375	09/18/37	4,668,000	6,791,940
Bond	10.375	01/28/33	391,000	688,160
Bond	11.750	02/25/20	545,000	858,375
Bond (COP) (D)	12.000	10/22/15	954,000,000	645,561

Croatia 0.5%				2,472,715

Republic of Croatia
Bond (S)	6.250	04/27/17	275,000	302,500
Bond	6.375	03/24/21	430,000	485,900
Bond (S)	6.375	03/24/21	762,000	861,060
Bond	6.625	07/14/20	719,000	823,255

Dominican Republic 0.4%				1,980,321

Government of Dominican Republic
Bond	7.500	05/06/21	956,000	1,089,840
Bond	9.040	01/23/18	788,036	890,481

El Salvador 0.4%				1,993,983

Republic of El Salvador
Bond (S)	7.375	12/01/19	995,000	1,173,603
Bond	7.750	01/24/23	154,000	187,880
Bond	8.250	04/10/32	500,000	632,500

13

Global High Yield Fund
As of 1-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Hungary 1.0%				$5,130,504

Republic of Hungary
Bond (EUR) (D)	3.500	07/18/16	462,000	612,876
Bond (EUR) (D)	4.375	07/04/17	442,000	596,907
Bond (EUR) (D)	4.500	01/29/14	370,000	510,676
Bond (GBP) (D)	5.000	03/30/16	104,000	163,295
Bond (GBP) (D)	5.500	05/06/14	601,000	969,867
Bond (EUR) (D)	5.750	06/11/18	455,000	646,712
Bond (EUR) (D)	6.000	01/11/19	331,000	474,771
Bond	6.375	03/29/21	1,060,000	1,155,400

Indonesia 2.3%				12,096,715

Republic of Indonesia
Bond	4.875	05/05/21	200,000	226,000
Bond	6.875	03/09/17	874,000	1,029,135
Bond	7.750	01/17/38	1,614,000	2,320,125
Bond	8.500	10/12/35	2,023,000	3,105,305
Bond	11.625	03/04/19	2,080,000	3,099,200
Bond (S)	11.625	03/04/19	1,555,000	2,316,950

Iraq 0.6%				2,870,400

Republic of Iraq
Bond	5.800	01/15/28	2,990,000	2,870,400

Lithuania 1.2%				6,229,323

Republic of Lithuania
Bond	6.125	03/09/21	3,175,000	3,817,938
Bond (S)	6.625	02/01/22	548,000	682,260
Bond	6.625	02/01/22	460,000	572,700
Bond	7.375	02/11/20	907,000	1,156,425

Malaysia 0.6%				2,917,568

Government of Malaysia
Bond (MYR) (D)	3.197	10/15/15	7,530,000	2,428,581
Bond	4.646	07/06/21	430,000	488,987

Mexico 3.7%				18,811,420

Government of Mexico
Bond (MXN) (D)	2.000	06/09/22	7,769,884	632,759
Bond (MXN) (D)	2.500	12/10/20	23,816,857	2,022,798
Bond	4.750	03/08/44	814,000	855,921
Bond (MXN) (D)	5.000	06/16/16	13,225,439	1,165,967
Bond	5.750	10/12/2110	4,978,000	5,562,915
Bond	6.050	01/11/40	3,270,000	4,095,675
Bond (MXN) (D)	6.250	06/16/16	21,158,000	1,745,857
Bond (MXN) (D)	6.500	06/09/22	2,800,000	243,916
Bond	6.750	09/27/34	1,536,000	2,081,280
Bond (MXN) (D)	8.000	12/17/15	4,710,000	404,332

Morocco 0.1%				504,900

Kingdom of Morocco
Bond (S)	4.250	12/11/22	495,000	504,900

Panama 1.5%				7,844,519

Republic of Panama
Bond	5.200	01/30/20	2,838,000	3,348,840
Bond	6.700	01/26/36	425,000	570,563

14

Global High Yield Fund
As of 1-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Panama (continued)

Bond	7.125	01/29/26	101,000	$136,855
Bond	8.125	04/28/34	472,000	667,880
Bond	8.875	09/30/27	357,000	552,458
Bond	9.375	04/01/29	1,573,000	2,567,923

Peru 0.6%				3,215,548

Republic of Peru
Bond	5.625	11/18/50	784,000	921,200
Bond	7.350	07/21/25	316,000	445,560
Bond	8.375	05/03/16	203,000	246,138
Bond	8.750	11/21/33	964,000	1,602,650

Philippines 1.1%				5,766,167

Republic of Philippines
Bond	6.500	01/20/20	139,000	175,488
Bond	7.750	01/14/31	2,577,000	3,749,535
Bond	9.500	02/02/30	1,115,000	1,841,144

Poland 1.6%				8,337,566

Republic of Poland
Bond	5.000	03/23/22	1,979,000	2,275,850
Bond	5.125	04/21/21	1,476,000	1,712,160
Bond (EUR) (D)	5.250	01/20/25	247,000	399,098
Bond	6.375	07/15/19	3,191,000	3,950,458

Qatar 0.7%				3,552,105

Government of Qatar
Bond	5.250	01/20/20	1,260,000	1,486,800
Bond (S)	5.250	01/20/20	429,000	506,220
Bond	6.400	01/20/40	258,000	348,945
Bond	6.550	04/09/19	972,000	1,210,140

Romania 0.4%				1,981,752

Government of Romania
Bond	6.750	02/07/22	1,474,000	1,774,667
Bond (S)	6.750	02/07/22	172,000	207,085

Russia 3.5%				17,909,957

Government of Russia
Bond	7.500	03/31/30	12,406,214	15,507,767
Bond	11.000	07/24/18	41,000	59,860
Bond	12.750	06/24/28	1,189,000	2,342,330

Slovakia 0.3%				1,497,336

Government of Slovakia
Bond (S)	4.375	05/21/22	1,402,000	1,497,336

South Africa 1.7%				8,541,522

Republic of South Africa
Bond	4.665	01/17/24	2,108,000	2,271,370
Bond	5.500	03/09/20	1,314,000	1,512,743
Bond	5.875	05/30/22	486,000	577,125
Bond	6.250	03/08/41	922,000	1,135,259
Bond	6.875	05/27/19	1,450,000	1,783,500
Bond (ZAR) (D)	8.000	12/21/18	10,300,000	1,261,525

15

Global High Yield Fund
As of 1-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Turkey 2.9%				$15,057,135

Republic of Turkey
Bond	3.250	03/23/23	2,283,000	2,191,223
Bond	5.125	03/25/22	1,957,000	2,206,518
Bond	5.625	03/30/21	161,000	187,552
Bond	6.250	09/26/22	1,205,000	1,470,100
Bond	6.750	04/03/18	454,000	541,395
Bond	6.875	03/17/36	550,000	712,250
Bond	7.000	09/26/16	416,000	484,016
Bond	7.000	06/05/20	1,225,000	1,537,375
Bond	7.250	03/15/15	871,000	968,552
Bond	7.250	03/05/38	952,000	1,299,480
Bond	7.500	07/14/17	396,000	478,566
Bond	7.500	11/07/19	1,967,000	2,498,090
Bond	8.000	02/14/34	333,000	482,018

Ukraine 1.1%				5,734,948

Republic of Ukraine
Bond	6.250	06/17/16	202,000	202,000
Bond	6.580	11/21/16	1,540,000	1,555,400
Bond	6.750	11/14/17	193,000	194,448
Bond	6.875	09/23/15	1,011,000	1,018,583
Bond (S)	6.875	09/23/15	657,000	661,928
Bond	7.650	06/11/13	652,000	656,499
Bond	7.800	11/28/22	954,000	987,390
Bond (S)	9.000	12/07/17	440,000	458,700

Uruguay 0.4%				2,319,790

Republic of Uruguay
Bond	7.625	03/21/36	608,267	895,673
Bond	8.000	11/18/22	1,028,243	1,424,117

Venezuela 1.6%				8,099,750

Republic of Venezuela
Bond	6.000	12/09/20	774,000	665,640
Bond	7.000	12/01/18	1,000,000	958,500
Bond	8.500	10/08/14	847,000	868,175
Bond	11.950	08/05/31	514,000	589,815
Bond	12.750	08/23/22	3,405,100	4,086,120
Bond	13.625	08/15/18	810,000	931,500

Capital Preferred Securities 0.1%				$327,825

(Cost $316,855)

Cayman Islands 0.1%				327,825

Hutchison Whampoa International 10, Ltd. (6.000% to
10/28/2015, then reset of 5 Year U.S. Treasury Note Rate
+ 4.885% until 10/28/2020, then 3 month LIBOR + 5.638%)
(Q)	6.000	10/28/15	310,000	327,825

Convertible Bonds 0.4%				$2,231,316

(Cost $2,148,135)

Canada 0.0%				10,423

Silver Standard Resources, Inc. (S)	2.875	02/01/33	11,000	10,423

16

Global High Yield Fund
As of 1-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

China 0.0%				$20,988

Home Inns & Hotels Management, Inc.	2.000	12/15/15	23,000	20,988

France 0.0%				33,435

Alcatel-Lucent (EUR) (D)	5.000	01/01/15	24,548	33,435

United Kingdom 0.0%				116,100

Subsea 7 SA	2.250	10/11/13	100,000	116,100

United States 0.4%				2,050,370

AirTran Holdings, Inc.	5.250	11/01/16	66,000	88,688
Alcatel-Lucent USA, Inc., Series A	2.875	06/15/23	158,000	150,100
Altra Holdings, Inc.	2.750	03/01/31	133,000	150,207
Auxilium Pharmaceuticals, Inc.	1.500	07/15/18	5,000	5,204
Callidus Software, Inc.	4.750	06/01/16	85,000	80,887
Ciena Corp. (S)	4.000	03/15/15	36,000	40,185
Comtech Telecommunications Corp.	3.000	05/01/29	23,000	23,561
Dendreon Corp.	2.875	01/15/16	124,000	102,610
Greenbrier Companies, Inc.	3.500	04/01/18	160,000	154,900
Hornbeck Offshore Services, Inc. (S)	1.500	09/01/19	5,000	5,191
Hornbeck Offshore Services, Inc. (1.625% Steps down to
1.375% on 11/15/2013)	1.625	11/15/26	43,000	43,284
Intel Corp.	2.950	12/15/35	109,000	114,314
Micron Technology, Inc.	1.500	08/01/31	90,000	91,856
Micron Technology, Inc.	1.875	06/01/27	69,000	66,542
NetApp, Inc.	1.750	06/01/13	63,000	73,198
Newpark Resources, Inc.	4.000	10/01/17	89,000	99,291
ON Semiconductor Corp.	2.625	12/15/26	30,000	30,994
RadioShack Corp. (S)	2.500	08/01/13	34,000	32,003
RTI International Metals, Inc.	3.000	12/01/15	78,000	85,508
Smithfield Foods, Inc.	4.000	06/30/13	39,000	42,071
Stone Energy Corp. (S)	1.750	03/01/17	116,000	106,720
Symantec Corp.	1.000	06/15/13	51,000	59,064
TRW Automotive, Inc.	3.500	12/01/15	107,000	216,274
Tyson Foods, Inc.	3.250	10/15/13	90,000	120,600
WebMD Health Corp.	2.500	01/31/18	76,000	67,118

Structured Notes (K) 1.3%				$6,800,849

(Cost $6,636,722)

Brazil 0.7%				3,652,824

Federative Republic of Brazil (Barclays Bank PLC)
Note (BRL) (D) (S)	6.000	03/28/13	880,000	1,084,794
Note (BRL) (D) (S)	10.000	05/02/13	2,470,000	1,271,274
Federative Republic of Brazil (JPMorgan Chase & Company)
Note (BRL) (D)	6.000	02/21/13	1,070,000	1,296,756

Colombia 0.2%				1,145,621

Republic of Colombia (Citigroup Funding, Inc.)
Note (COP) (D)(S)	11.000	07/27/20	486,000,000	374,678
Note (COP) (D)	11.000	07/27/20	1,000,000,000	770,943

Russia 0.3%				1,551,604

Government of Russia (Credit Suisse)
Bond (RUB) (D)	7.600	04/14/21	43,500,000	1,551,604

17

Global High Yield Fund
As of 1-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

United Kingdom 0.1%				$450,800

Cablevision SA (Deutsche Bank AG London)
Bond (S)	9.375	02/13/18	644,000	450,800

Term Loans (M) 1.0%				$5,184,620

(Cost $5,633,792)

France 0.2%				798,888

Alcatel-Lucent (T)	TBD	01/31/19	790,000	798,888

Indonesia 0.1%				589,581

Bumi Resources Tbk PT	11.208	08/07/13	601,000	589,581

United States 0.7%				3,796,151

Caesars Entertainment Operating Company, Inc.	5.454	01/26/18	1,328,000	1,232,089
iStar Financial, Inc.	5.750	09/28/17	987,666	1,002,481
Texas Competitive Electric Holdings Company LLC	4.742	10/10/17	2,378,987	1,561,581

			Shares	Value

Preferred Securities 0.0%				$243,874

(Cost $292,351)

United States 0.0%				243,874

Apache Corp., Series D, 6.000%			2,380	112,645
Molycorp, Inc., 5.500%			439	12,994
SandRidge Energy, Inc., 8.500%			1,070	118,235

Common Stocks 0.0%				$8

(Cost $1,078,310)

Marshall Islands 0.0%				8

General Maritime Corp. (I)			816	8

United States 0.0%				0

NewPage Corp. (I)			2,440	0

Warrants 0.0%				$0

(Cost $0)

Marshall Islands 0.0%				0

General Maritime Corp. (Expiration Date: 05/17/2017, Strike Price: $42.50) (I)			1,262	0

		Yield	Shares	Value

Short-Term Investments 4.9%				$25,237,580

(Cost $25,237,580)

Money Market Funds 4.9%				25,237,580

State Street Institutional Liquid Reserves Fund		0.1447%(Y)	25,237,580	25,237,580

18

Global High Yield Fund
As of 1-31-13 (Unaudited)

Total investments (Cost $493,461,895)† 100.1%	$515,821,689

Other assets and liabilities, net (0.1%)	($535,386)

Total net assets 100.0%	$515,286,303

^The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund. All par values are denominated in U.S. Dollars unless otherwise indicated.

Currency Abbreviations

BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
MYR	Malaysian Ringgit
RUB	Russian Ruble
ZAR	South African Rand

Notes to Portfolio of Investments

LIBOR	London Interbank Offered Rate
PIK	Paid In Kind
TBD	To Be Determined
(D)	Par value of foreign bonds is expressed in local currency as shown parenthetically.
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(K)	Underlying issuer is shown parenthetically in security description.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $119,948,675 or 23.3% of the Fund's net assets as of 1-31-13.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(Y)	The rate shown is the annualized seven-day yield as of 1-31-13.
†	At 1-31-13, the aggregate cost of investment securities for federal income tax purposes was $495,637,405. Net unrealized appreciation aggregated $20,184,284, of which $27,059,790 related to appreciated investment securities and $6,875,506 related to depreciated investment securities.

19

Global High Yield Fund
As of 1-31-13 (Unaudited)

The Fund had the following portfolio composition as a percentage of net assets on January 31, 2013:

Foreign Government Obligations	32.9%
Energy	13.5%
Consumer Discretionary	12.8%
Telecommunication Services	6.4%
Materials	5.7%
Consumer Staples	5.1%
Financials	4.6%
Industrials	4.3%
Health Care	4.1%
Information Technology	2.6%
Utilities	1.9%
Structured Notes	1.3%
Short-Term Investments & Other	4.8%

20

Global High Yield Fund

Statement of Assets and Liabilities — January 31, 2013 (Unaudited)

Assets

Investments, at value (Cost $493,461,895)	$515,821,689
Foreign currency, at value (Cost $84,561)	77,637
Receivable for investments sold	3,843,740
Receivable for delayed delivery securities sold	310,875
Receivable for fund shares sold	317,870
Receivable for forward foreign currency
exchange contracts	377,988
Dividends and interest receivable	8,420,262
Other receivables and prepaid expenses	1,586
Total assets	529,171,647

Liabilities

Payable for investments purchased	8,254,014
Payable for forward foreign currency exchange
contracts	455,313
Payable for delayed delivery securities
purchased	5,081,939
Distributions payable	239
Payable to affiliates
Accounting and legal services fees	2,833
Transfer agent fees	7
Trustees' fees	78
Other liabilities and accrued expenses	90,921

Total liabilities	13,885,344

Net assets	515,286,303

Net assets consist of

Paid-in capital	$495,643,245
Undistributed net investment income	(750,488)
Accumulated net realized gain (loss) on
investments and foreign currency transactions	(1,875,886)
Net unrealized appreciation (depreciation) on
investments and translation of assets and
liabilities in foreign currencies	22,269,432

Net assets	$515,286,303

Net asset value per share

Based on net asset values and shares
outstanding-the Fund has an unlimited number
of shares authorized with no par value
Class A ($26,532 ÷ 2,500 shares)[1]	$10.61
Class I ($26,531 ÷ 2,500 shares)	$10.61
Class NAV ($515,233,240 ÷ 48,552,996 shares)	$10.61

Maximum offering price per share
Class A (net asset value per share ÷ 95.5%)[2]	$11.11

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements.

21

Global High Yield Fund

Statement of Operations — January 31, 2013 (Unaudited)

Global High
Yield Fund
Investment income

Interest	$15,903,144
Dividends	10,822

Total investment income	15,913,966

Expenses

Investment management fees	2,000,248
Distribution and service fees	40
Accounting and legal services fees	32,190
Transfer agent fees	39
Trustees' fees	2,713
Professional fees	38,654
Custodian fees	129,550
Registration and filing fees	9,799
Other	4,535

Total expenses	2,217,768

Less expense reductions and amounts
repcatured	(8,067)

Net expenses	2,209,701

Net investment income	13,704,265

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	6,199,295
Foreign currency transactions	(1,577,709)
4,621,586

Change in net unrealized appreciation
(depreciation) of
Investments	8,507,570
Translation of assets and liabilities in foreign
currencies	(10,200)
8,497,370

Net realized and unrealized gain	13,118,956

Increase in net assets from operations	$ 26,823,221

The accompanying notes are an integral part of the financial statements.

22

Global High Yield Fund

Statements of Changes in Net Assets

	Six months
	ended	Year ended
	1/31/13	7/31/12
	(Unaudited)
Increase (decrease) in net assets

From operations
Net investment income	$13,704,265	$26,600,500
Net realized gain	4,621,586	3,134,710
Change in net unrealized appreciation
(depreciation)	8,497,370	982,392

Increase in net assets resulting from
operations	26,823,221	30,717,602

Distributions to shareholders
From net investment income
Class A	(751)	(1,786)
Class I	(792)	(1,864)
Class NAV	(14,871,475)	(29,872,062)
From net realized gain
Class A	(289)	(354)
Class I	(289)	(354)
Class NAV	(5,394,311)	(5,312,235)

Total distributions	(20,267,907)	(35,188,655)

From Fund share transactions	39,919,871	96,123,079

Total increase	46,475,185	91,652,026

Net assets

Beginning of period	468,811,118	377,159,092
End of period	$515,286,303	$468,811,118

Undistributed (accumulated distributions in
excess of) net investment income	($750,488)	$418,265

See notes to financial statements.

23

Global High Yield Fund
Financial Highlights (For a share outstanding throughout the period)

Class A Shares

Period ended
	1-31-13[1]	7-31-12	7-31-11	7-31-10[2]
Per share operating performance

Net asset value, beginning of period	$10.47	$10.67	$10.47	$10.00
Net investment income[3]	0.28	0.63	0.65	0.45
Net realized and unrealized gain on
investments	0.28	0.02	0.42	0.49

Total from investment operations	0.56	0.65	1.07	0.94

Less distributions
From net investment income	(0.30)	(0.71)	(0.68)	(0.47)
From net realized gain	(0.12)	(0.14)	(0.19)	—
Total distributions	(0.42)	(0.85)	(0.87)	(0.47)

Net asset value, end of period	$10.61	$10.47	$10.67	$10.47

Total return (%)[4,5]	5.36[6]	6.72	10.67	9.66[6]

Ratios and supplemental data

Net assets, end of period (in millions)	— [7]	— [7]	— [7]	— [7]
Ratios (as a percentage of average net
assets):
Expenses before reductions and amounts
recaptured	1.39[8]	1.41	1.39	1.34[8]
Expenses including reductions and amounts
recaptured	1.30[8]	1.30	1.30	1.30[8]
Net investment income	5.14[8]	6.17	6.11	5.97[8]
Portfolio turnover (%)	42	48	68	49

1 Six months ended 1-31-13. Unaudited.
2 Period from 11-2-09 (commencement of operations) to 7-31-10.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Does not reflect the effect of sales charges, if any.
6 Not annualized.
7 Less than $500,000.
8 Annualized.

See notes to financial statements

24

Global High Yield Fund
Financial Highlights (For a share outstanding throughout the period)

Class I Shares

Period ended
	1-31-13[1]	7-31-12	7-31-11	7-31-10[2]
Per share operating performance

Net asset value, beginning of period	$10.47	$10.67	$10.47	$10.00
Net investment income[3]	0.29	0.66	0.68	0.47
Net realized and unrealized gain on
investments	0.29	0.03	0.42	0.49

Total from investment operations	0.58	0.69	1.10	0.96

Less distributions
From net investment income	(0.32)	(0.75)	(0.71)	(0.49)
From net realized gain	(0.12)	(0.14)	(0.19)	—
Total distributions	(0.44)	(0.89)	(0.90)	(0.49)

Net asset value, end of period	$10.61	$10.47	$10.67	$10.47

Total return (%)[4]	5.53[5]	7.05	11.00	9.89[5]

Ratios and supplemental data

Net assets, end of period (in millions)	— [6]	— [6]	— [6]	— [6]
Ratios (as a percentage of average net
assets):
Expenses before reductions and amounts
recaptured	0.99[7]	1.01	0.97	1.35[7]
Expenses including reductions and amounts
recaptured	0.99[7]	1.00	1.00	1.00[7]
Net investment income	5.44[7]	6.47	6.41	6.25[7]
Portfolio turnover (%)	42	48	68	49

1 Six months ended 1-31-13. Unaudited.
2 Period from 11-2-09 (commencement of operations) to 7-31-10.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.

See notes to financial statements

25

Global High Yield Fund
Financial Highlights (For a share outstanding throughout the period)

Class NAV Shares

Period ended
	1-31-13[1]	7-31-12	7-31-11	7-31-10[2]
Per share operating performance

Net asset value, beginning of period	$10.47	$10.67	$10.47	$10.00
Net investment income[3]	0.30	0.67	0.69	0.49
Net realized and unrealized gain on
investments	0.28	0.03	0.42	0.48
Total from investment operations	0.58	0.70	1.11	0.97

Less distributions
From net investment income	(0.32)	(0.76)	(0.72)	(0.50)
From net realized gain	(0.12)	(0.14)	(0.19)	—
Total distributions	(0.44)	(0.90)	(0.91)	(0.50)

Net asset value, end of period	$10.61	$10.47	$10.67	$10.47

Total return (%)[4]	5.58[5]	7.15	11.09	9.96[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$515	$469	$377	$273
Ratios (as a percentage of average net
assets):
Expenses before reductions and amounts
recaptured	0.90[6]	0.90	0.93	0.94[6]
Expenses including reductions and amounts
recaptured	0.89[6]	0.90	0.92	0.94[6]
Net investment income	5.53[6]	6.55	6.50	6.51[6]
Portfolio turnover (%)	42	48	68	49

1 Six months ended 1-31-13. Unaudited.
2 Period from 11-2-09 (commencement of operations) to 7-31-10.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.

See notes to financial statements

26

Global High Yield Fund

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Global High Yield Fund (the Fund) is a series of John Hancock Fund II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek maximum total return, which consists of income on its investments and capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class NAV shares are offered to John Hancock affiliated funds of funds and 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, printing and postage and state registration fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and

27

credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of January 31, 2013, by major security category or type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	1-31-13	Price	Inputs	Inputs
Corporate Bonds	$306,481,632	—	$306,481,632	—
Foreign Government Obligations	169,313,985	—	169,313,985	—
Capital Preferred Securities	327,825	—	327,825	—
Convertible Bonds	2,231,316	—	2,231,316	—
Structured Notes	6,800,849	—	5,078,775	$1,722,074
Term Loans	5,184,620	—	4,595,039	589,581
Preferred Securities	243,874	$125,639	118,235	—
Common Stocks	8	—	—	8
Short-Term Investments	25,237,580	25,237,580	—	—

Total Investments in Securities	$515,821,689	$25,363,219	$488,146,807	$2,311,663
Other Financial Instruments:
Foreign Forward Currency Contracts	($77,325)	—	($77,325)	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the Fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses.

28

The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $200 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended January 31, 2013 were $670. For the six months ended January 31, 2013, the Fund had no borrowings under the line of credit.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of July 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are paid annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, amortization and accretion on debt securities and wash sale loss deferrals.

New accounting pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. ASU 2011-11 may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments.

29

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objective. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, the Fund is exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended January 31, 2013, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rates and for exposure to foreign currency. During the six months ended January 31, 2013, the Fund held forward foreign currency contracts with USD notional values ranging from $18.6 million to $39.9 million as measured at each quarter end. The following table summarizes the contracts held at January 31, 2013.

	Principal
	Amount	Principal Amount			Unrealized
	Covered by	Covered by		Settlement	Appreciation
Currency	Contract	Contract (USD)	Counterparty	Date	(Depreciation)

Buys

BRL	4,322,126	$2,110,949	Citibank N.A.	3/4/2013	$53,198
BRL	4,322,126	2,059,237	Citibank N.A.	2/4/2013	111,213
COP	1,352,789,096	758,077	Citibank N.A.	2/28/2013	2,504
EUR	15,291	20,757	Citibank N.A.	3/15/2013	10
MXN	16,100,733	1,254,000	Citibank N.A.	5/6/2013	1,075
NGN	201,699,500	1,262,000	Citibank N.A.	4/17/2013	(7,681)
RON	1,799,427	521,951	Citibank N.A.	3/18/2013	32,435
RUB	63,661,185	2,081,043	Citibank N.A.	4/24/2013	13,372
RUB	44,756,825	1,437,324	Citibank N.A.	3/18/2013	44,062
RUB	63,661,185	2,005,487	Citibank N.A.	2/1/2013	115,704

		$13,510,825			$365,892

Sells

BRL	2,577,438	$1,265,000	Citibank N.A.	3/4/2013	($25,558)
BRL	4,322,126	2,117,651	Citibank N.A.	2/4/2013	(52,799)
COP	2,221,776,000	1,251,000	Citibank N.A.	2/19/2013	999
EUR	13,152,300	17,510,710	Citibank N.A.	3/15/2013	(351,331)
GBP	995,300	1,581,611	Citibank N.A.	3/15/2013	3,416
RON	1,799,427	551,042	Citibank N.A.	3/18/2013	(3,344)

30

	Principal
	Amount	Principal Amount			Unrealized
	Covered by	Covered by		Settlement	Appreciation
Currency	Contract	Contract (USD)	Counterparty	Date	(Depreciation)

Sells (continued)

RUB	63,661,185	$2,106,591	Citibank N.A.	2/1/2013	($14,600)

		$26,383,605			($443,217)

Currency Abbreviation
BRL	Brazilian Real	MXN	Mexican Peso
COP	Colombian Peso	NGN	Nigerian Naira
EUR	Euro	RON	New Romanian Leu
GBP	Pound Sterling	RUB	New Russian Ruble

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at January 31, 2013, by risk category:

			Assets	Liabilities
	Statement of Assets and	Financial Instruments	Derivatives	Derivatives
Risk	Liabilities Location	Location	Fair Value	Fair Value

Foreign	Receivable/Payable for
exchange	forward foreign currency	Forward foreign
contracts	exchange contracts	currency contracts	$377,988	($455,313)
Total			$377,988	($455,313)

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2013:

Statement of Operations location – Net Realized Gain (Loss) on:
Foreign currency
Risk	transactions*

Foreign currency contracts	($1,063,329)

*Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statement of Operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2013:

Statement of Operations location – Change in Unrealized Appreciation (Depreciation) of:
Translation of assets
and liabilities in
Risk	foreign currencies*

Foreign currency contracts	$31,958

*Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statement of Operations.

31

Note 4 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust including the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: a) 0.825% of the first $250,000,000 of the Fund’s average daily net assets, b) 0.790% of the next $500,000,000 of the Fund’s average daily net assets and c) 0.770% of the Fund’s average daily net assets in excess of $750,000,000. The Adviser has a subadvisory agreement with Stone Harbor Investment Partners LP. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has contractually agreed to waive a portion of its management fee for certain funds (the Participating Portfolios) of the Trust and John Hancock Variable Insurance Trust. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $75 billion but is less than $100 billion; and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that equals or exceeds $100 billion. The amount of the reimbursement is calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Adviser upon notice to the funds and with the approval of the Board of Trustees.

Effective December 1, 2012, the Adviser has voluntary agreed to waive fees and/or reimburse operating expenses for Class A and Class I shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.30% and 1.10% for Class A and Class I shares, respectively. Prior to December 1, 2012, the fee waivers and/or reimbursements for Class A and Class I shares were contractual.

Additionally, the Adviser has voluntarily agreed to waive and/or reimburse other expenses of the Fund, excluding advisory fees, Rule 12b-1 fees, service fees, transfer agent fees, state registration fees, taxes, brokerage commissions, interest expense, printing and postage, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The waivers are such that these expenses will not exceed 0.15% of average net assets. This voluntary expense reimbursement may be terminated at any time by the Adviser on notice to the Fund.

Accordingly, these expense reductions amounted to $12 and $8,055 Class A and Class NAV shares, respectively, for the six months ended January 31, 2013.

The investment management fees incurred for the six months ended January 31, 2013 were equivalent to a net annual effective rate of 0.81% of the Fund’s average daily net assets.

Expense recapture. The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred to the extent that the Fund is below its expense limitation during this period. The table below outlines the amounts recovered during the six months ended January 31, 2013, and the amount of waived or reimbursed expenses subject to

32

potential recovery and the respective expiration dates. Certain reimbursements or waivers are not subject to recapture.

Amounts Eligible	Amounts Eligible	Amounts Eligible	Amounts Eligible	Amount
for recovery	for recovery	for recovery	for recovery	recovered during
through	through	through	through	the period ended
July 1, 2013	July 1, 2014	July 1, 2015	January 1, 2016	January 31,2013

$8	$24	$26	$11	-

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended January 31, 2013 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund pays 0.30% for Class A shares for distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor. The Fund did not incur Class A shares assessed up-front sales charges at six months period ended January 31, 2013.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related in connection with the sale of these shares. During the six months ended January 31, 2013, CDSCs received by the Distributor for Class A shares, were none.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

33

Class level expenses. Class level expenses for the six months ended January 31, 2013 were:

	Distribution and
Class	service fees	Transfer agent fees

A	$40	$26

I	-	$13

Total	$40	$39

The Fund did not incur printing and postage and state registration fees for the six months ended January 31, 2013.

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each Fund based on its average daily net assets.

Note 6 — Fund share transactions

Transactions in Fund shares for the six months ended January 31, 2013 and for the year ended July 31, 2012 were as follows:

	Six months ended		Year ended
	1/31/13		7/31/12

	Shares	Amount	Shares	Amount
Class NAV shares
Sold	3,517,206	$37,452,170	8,422,198	$86,135,065
Distributions reinvested	1,905,981	20,265,786	3,466,414	35,184,198
Repurchased	(1,659,752)	(17,798,085)	(2,441,511)	(25,196,184)

Net increase	3,763,435	$39,919,871	9,447,101	$96,123,079

There were no fund share transactions for Class A and Class I for six months ended January 31, 2013 and for the year ended July 31, 2012.

Affiliates of the Fund owned 100% of shares of beneficial interest of Class A, Class I and Class NAV, respectively, on January 31, 2013.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $226,635,965 and $196,237,861, respectively, for the six months ended January 31, 2013.

Note 8 — Investment by affiliated funds

Certain investors in the Fund are affiliated funds and are managed by the Adviser and its affiliates. The affiliated funds do not invest in the Fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the Fund’s net assets. For the six months ended January 31, 2013, the following funds had an affiliate ownership of 5% or more of the Fund’s net assets:

Affiliated
Fund	Concentration
John Hancock Alternative Asset Allocation Portfolio	8.2%
John Hancock Lifestyle Growth Portfolio	18.7%
John Hancock Lifestyle Balanced Portfolio	32.9%
John Hancock Lifestyle Moderate Portfolio	14.2%
John Hancock Lifestyle Conservative Portfolio	13.6%

34

Special Shareholder Meeting

Unaudited

On November 14, 2012, a Special Meeting of the Shareholders of John Hancock Funds II and each of its series, including John Hancock Global High Yield Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the following proposal:

Proposal: Election of thirteen (13) Trustees as members of the Board of Trustees of John Hancock Funds II.

	TOTAL VOTES	TOTAL VOTES WITHHELD
	FOR THE NOMINEE	FROM THE NOMINEE

Independent Trustees
Charles L. Bardelis	7,616,504,618.81	68,337,736.33
Peter S. Burgess	7,615,970,679.45	68,871,675.70
William H. Cunningham	7,617,896,790.36	66,945,564.78
Grace K. Fey	7,615,778,673.96	69,063,681.18
Theron S. Hoffman	7,615,274,624.90	69,567,730.24
Deborah C. Jackson	7,613,243,797.95	71,598,557.20
Hassell H. McClellan	7,613,775,261.17	71,067,093.97
James M. Oates	7,609,760,388.78	75,081,966.36
Steven R. Pruchansky	7,616,850,614.43	67,991,740.71
Gregory A. Russo	7,622,347,084.59	62,495,270.55
Non-Independent Trustees
James R. Boyle	7,622,433,052.00	62,409,303.15
Craig Bromley	7,617,300,092.72	67,542,262.42
Warren A. Thomson	7,620,483,794.58	64,358,560.56

35

More information

Trustees	Investment adviser
James M. Oates, Chairperson	John Hancock Investment Management Services, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Investment subadviser
James R. Boyle†	Stone Harbor Investment Partners LP
Craig Bromley†
Peter S. Burgess*	Principal distributor
William H. Cunningham	John Hancock Funds, LLC
Grace K. Fey
Theron S. Hoffman*	Custodian
Deborah C. Jackson	State Street Bank and Trust Company
Hassell H. McClellan
Gregory A. Russo	Transfer agent
Warren A. Thomson†	John Hancock Signature Services, Inc.

Officers	Legal counsel
Hugh McHaffie	K&L Gates LLP
President
Andew G. Arnot
Executive Vice President
Thomas M. Kinzler
Secretary and Chief Legal Officer
Francis V. Knox, Jr.
Chief Compliance Officer
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record, if any, for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

36

John Hancock

Multi Sector Bond Fund

Semiannual Report

1.31.13

1

John Hancock Multi Sector Bond Fund

Your expenses	Page 3
Portfolio summary	Page 4
Fund's investments	Page 5
Financial statements	Page 30
Financial highlights	Page 33
Notes to financial statements	Page 36
Special Shareholder Meeting	Page 50
More information	Page 51

2

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses
As a shareholder of the Fund, you incur two types of costs:

• Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

• Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns
This example is intended to provide information about your Fund’s actual ongoing operating expenses, and is based on your Fund’s actual return. It assumes an account value of $1,000.00 on August 1, 2012, with the same investment held until January 31, 2013.

	Account value	Ending value	Expenses paid during
	on 8-1-12	on 1-31-13	period ended 1-31-13[1]

Class A	$1,000.00	$1,036.30	$6.36

Class I	1,000.00	1,038.00	4.31

Class NAV	1,000.00	1,038.70	3.80

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example
[ My account value $8,600.00 / $1,000.00 = 8.6 ] x $[ “expenses paid” from table ] = My actual expenses

Hypothetical example for comparison purposes
This table allows you to compare your Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on August 1, 2012, with the same investment held until January 31, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 8-1-12	on 1-31-13	period ended 1-31-13[1]

Class A	$1,000.00	$1,019.00	$6.31

Class I	1,000.00	1,021.00	4.28

Class NAV	1,000.00	1,021.50	3.77

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

[1] Expenses are equal to the Fund's annualized expense ratio of 1.24%, 0.84% and 0.74% for Class A,
Class I and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

3

Multi Sector Bond Fund As of 1-31-13 (Unaudited)

Portfolio Summary

Value as a
percentage of
Fund's net
Portfolio Composition[1]	assets
Corporate Bonds	44.7%
Term Loans	19.7%
Collateralized Mortgage Obligations	18.0%
Foreign Government Obligations	5.9%
U.S. Government Agency	3.5%
Asset Backed Securities	3.2%
Convertible Bonds	1.3%
Structured Notes	0.6%
Preferred Securities	0.2%
Short-Term Investments & Other	2.9%

Value as a
percentage of
Fund's net
Quality Composition[2]	assets
U.S. Government Agency	3.5%
AAA	4.2%
AA	0.3%
A	14.8%
BBB	28.6%
BB	13.6%
B	17.8%
CCC & Below	5.4%
Not Rated	8.7%
Equity	0.2%
Short-Term Investments & Other	2.9%

1 Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if the creditor is unable or unwilling to make principal or interest payments. Investments in higher-yielding, lower-rated securities involve additional risks as these securities include a higher risk of default and loss of principal. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Currency transactions are impacted by fluctuations in exchange rates, which may adversely affect the U.S. dollar value of a fund’s investments. The use of hedging and derivatives transactions could produce disproportionate gains or losses and may increase volatility and costs. Mortgage and asset-backed securities may be sensitive to changes in interest rates, subject to early repayment risk, and their value may fluctuate in response to the market’s perception of issuer creditworthiness. If the fund invests in illiquid securities, it may be difficult to sell them at a price approximating their value. Loan participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender. Investments concentrated in one sector may fluctuate more widely than investments diversified across sectors.
For additional information on these and other risk considerations, please see the Fund’s prospectus.

2 Ratings are from Moody’s Investors Service. If not available, we have used ratings from Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch ratings. “Not Rated” securities are those with no ratings available from these agencies. All ratings are as of 1-31-13 and do not reflect subsequent downgrades or upgrades, if any.

4

Multi Sector Bond Fund Fund’s investments As of 1-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Corporate Bonds 44.7%				$488,000,271

(Cost $467,820,233)

Consumer Discretionary 7.9%				86,524,844

Auto Components 0.1%
Allison Transmission, Inc. (S)	7.125	05/15/19	500,000	542,500
The Goodyear Tire & Rubber Company	7.000	05/15/22	375,000	402,188

Automobiles 0.5%
Chrysler Group LLC	8.000	06/15/19	465,000	509,175
Ford Motor Credit Company LLC	5.000	05/15/18	3,175,000	3,480,854
Ford Motor Credit Company LLC	8.125	01/15/20	1,200,000	1,511,380

Beverages 0.2%
Anheuser-Busch InBev Worldwide, Inc.	2.500	07/15/22	2,350,000	2,302,751

Diversified Consumer Services 0.1%
SSI Investments II, Ltd.	11.125	06/01/18	425,000	476,000
The ServiceMaster Company	7.450	08/15/27	250,000	207,500
The ServiceMaster Company	8.000	02/15/20	324,000	343,440

Health Care Equipment & Supplies 0.1%
Biomet, Inc. (S)	6.500	08/01/20	685,000	719,250

Hotels, Restaurants & Leisure 0.7%
Boyd Gaming Corp.	9.125	12/01/18	745,000	774,800
Caesars Entertainment Operating Company, Inc.	11.250	06/01/17	350,000	374,500
Cap Cana SA (H)	10.000	04/30/16	575,719	84,918
Isle of Capri Casinos, Inc.	7.750	03/15/19	347,000	374,760
Isle of Capri Casinos, Inc.	8.875	06/15/20	310,000	338,675
Landry's, Inc. (S)	9.375	05/01/20	585,000	631,800
Marriott International, Inc.	3.000	03/01/19	3,250,000	3,374,955
MGM Resorts International	6.875	04/01/16	425,000	454,750
MGM Resorts International	7.500	06/01/16	260,000	284,700
MGM Resorts International	8.625	02/01/19	305,000	347,700
Pinnacle Entertainment, Inc.	8.750	05/15/20	625,000	678,125

Household Durables 0.1%
American Standard Americas (S)	10.750	01/15/16	260,000	261,950
Lennar Corp. (S)	4.750	11/15/22	440,000	431,200
Norcraft Companies LP	10.500	12/15/15	465,000	481,275

Internet & Catalog Retail 0.0%
Netflix, Inc. (S)	5.375	02/01/21	325,000	328,250

Media 4.6%
Allbritton Communications Company	8.000	05/15/18	480,000	519,600
AMC Networks, Inc.	7.750	07/15/21	375,000	428,438
British Sky Broadcasting Group PLC (S)	3.125	11/26/22	2,475,000	2,426,057
Cablevision Systems Corp.	7.750	04/15/18	615,000	690,338
CBS Corp.	4.850	07/01/42	3,375,000	3,343,511
CCO Holdings LLC	5.125	02/15/23	200,000	197,000
CCO Holdings LLC	6.625	01/31/22	645,000	703,050
Comcast Corp.	4.250	01/15/33	6,400,000	6,240,038
DIRECTV Holdings LLC	5.150	03/15/42	4,525,000	4,353,236
Discovery Communications LLC	3.300	05/15/22	3,250,000	3,254,280
DISH DBS Corp. (S)	5.000	03/15/23	1,560,000	1,540,500
DISH DBS Corp.	5.875	07/15/22	340,000	361,250

5

Multi Sector Bond Fund Fund’s investments As of 1-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Consumer Discretionary (continued)

Entravision Communications Corp.	8.750	08/01/17	695,000	$755,813
Globo Comunicacao e Participacoes SA (P)(Q)	6.250	07/20/15	100,000	108,750
Gray Television, Inc.	7.500	10/01/20	550,000	572,000
Local TV Finance LLC (S)	9.250	06/15/15	375,000	377,813
Mediacom LLC	7.250	02/15/22	570,000	621,300
Nara Cable Funding, Ltd. (S)	8.875	12/01/18	870,000	887,400
NBCUniversal Media LLC	5.150	04/30/20	2,800,000	3,261,465
News America, Inc.	6.650	11/15/37	2,725,000	3,422,990
Nexstar Broadcasting, Inc. (S)	6.875	11/15/20	470,000	489,975
Nielsen Finance LLC (S)	4.500	10/01/20	284,000	279,740
Omnicom Group, Inc.	4.450	08/15/20	2,950,000	3,216,981
Pearson Funding Four PLC (S)	3.750	05/08/22	1,675,000	1,728,283
Quebecor Media, Inc. (S)	5.750	01/15/23	555,000	581,363
Radio One, Inc., PIK	12.500	05/24/16	740,496	716,430
Regal Entertainment Group	9.125	08/15/18	725,000	810,188
Sinclair Television Group, Inc. (S)	6.125	10/01/22	220,000	234,850
The Interpublic Group of Companies, Inc.	4.000	03/15/22	3,250,000	3,288,805
Time Warner, Inc.	7.700	05/01/32	2,425,000	3,335,546
Unitymedia GmbH (EUR) (D)	9.500	03/15/21	300,000	465,936
Univision Communications, Inc. (S)	7.875	11/01/20	445,000	481,713
Univision Communications, Inc. (S)	8.500	05/15/21	575,000	612,375
Virgin Media Finance PLC	4.875	02/15/22	200,000	199,500

Multiline Retail 0.9%
Macy's Retail Holdings, Inc.	2.875	02/15/23	1,575,000	1,491,969
Macy's Retail Holdings, Inc.	5.900	12/01/16	1,138,000	1,328,658
Macy's Retail Holdings, Inc.	6.900	04/01/29	175,000	210,235
Nordstrom, Inc.	7.000	01/15/38	2,300,000	3,182,584
Target Corp.	4.000	07/01/42	3,350,000	3,304,239

Specialty Retail 0.5%
Armored Autogroup, Inc.	9.250	11/01/18	135,000	118,800
AutoZone, Inc.	2.875	01/15/23	3,525,000	3,374,549
Baker & Taylor Acquisitions Corp. (S)	15.000	04/01/17	325,000	247,000
Claire's Stores, Inc.	8.875	03/15/19	525,000	514,500
Express LLC	8.750	03/01/18	490,000	531,650
Limited Brands, Inc.	6.950	03/01/33	125,000	128,750
Petco Holdings Inc., PIK (S)	8.500	10/15/17	275,000	283,250
RadioShack Corp.	6.750	05/15/19	250,000	168,750

Textiles, Apparel & Luxury Goods 0.1%
Levi Strauss & Company	6.875	05/01/22	500,000	543,750
PVH Corp.	4.500	12/15/22	225,000	223,875
Quiksilver, Inc.	6.875	04/15/15	650,000	648,375

Consumer Staples 3.2%				34,734,765

Beverages 0.5%
Diageo Investment Corp.	2.875	05/11/22	1,575,000	1,581,598
SABMiller Holdings, Inc. (S)	3.750	01/15/22	3,100,000	3,292,932

Food & Staples Retailing 0.4%
Cencosud SA (S)	5.500	01/20/21	150,000	162,514
CVS Caremark Corp.	4.125	05/15/21	3,250,000	3,583,011
New Albertsons, Inc.	8.000	05/01/31	1,350,000	938,250

Food Products 0.8%
Boparan Finance PLC (EUR) (D)	9.750	04/30/18	225,000	340,180

6

Multi Sector Bond Fund Fund’s investments As of 1-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Consumer Staples (continued)

Brickman Group Holdings, Inc. (S)	9.125	11/01/18	450,000	$479,250
Campofrio Food Group SA (EUR) (D)	8.250	10/31/16	150,000	213,854
Chiquita Brands International, Inc. (S)	7.875	02/01/21	425,000	427,656
ConAgra Foods, Inc.	4.650	01/25/43	3,225,000	3,230,108
Corporacion Azucarera del Peru SA (S)	6.375	08/02/22	100,000	107,500
Dean Foods Company	9.750	12/15/18	635,000	722,313
Del Monte Corp.	7.625	02/15/19	745,000	776,663
Grupo Bimbo SAB de CV (S)	4.875	06/30/20	100,000	112,058
IOI Investment L BHD	4.375	06/27/22	200,000	208,246
Pilgrim's Pride Corp.	7.875	12/15/18	495,000	511,706
Post Holdings, Inc.	7.375	02/15/22	700,000	777,000
Shearer's Foods LLC (S)	9.000	11/01/19	385,000	412,913
Smithfield Foods, Inc.	6.625	08/15/22	520,000	572,000

Household Products 0.2%
NBTY, Inc.	9.000	10/01/18	325,000	369,688
Reynolds Group Issuer, Inc.	9.875	08/15/19	635,000	693,738
Spectrum Brands Escrow Corp. (S)	6.375	11/15/20	440,000	468,050

Personal Products 0.1%
Albea Beauty Holdings SA (EUR) (D)(S)	8.750	11/01/19	575,000	808,217
Elizabeth Arden, Inc.	7.375	03/15/21	475,000	528,438
Hypermarcas SA (S)	6.500	04/20/21	179,000	192,425

Tobacco 1.2%
Altria Group, Inc.	2.850	08/09/22	3,450,000	3,337,037
Lorillard Tobacco Company	8.125	06/23/19	2,400,000	3,059,746
Philip Morris International, Inc.	1.125	08/21/17	3,400,000	3,379,634
Reynolds American, Inc.	1.050	10/30/15	3,450,000	3,448,040

Energy 5.8%				62,985,427

Energy Equipment & Services 1.4%
Basic Energy Services, Inc.	7.750	02/15/19	475,000	472,625
Basic Energy Services, Inc.	7.750	10/15/22	400,000	393,000
Gulfmark Offshore, Inc. (S)	6.375	03/15/22	794,000	819,805
Hercules Offshore, Inc. (S)	10.500	10/15/17	666,000	722,610
National Oilwell Varco, Inc.	2.600	12/01/22	3,225,000	3,201,935
Noble Holding International, Ltd.	3.950	03/15/22	3,100,000	3,199,863
Offshore Group Investments, Ltd.	11.500	08/01/15	860,000	933,100
Parker Drilling Company	9.125	04/01/18	550,000	594,000
SESI LLC	6.375	05/01/19	409,000	437,630
SESI LLC	7.125	12/15/21	320,000	356,000
Trinidad Drilling, Ltd. (S)	7.875	01/15/19	750,000	798,750
Weatherford International, Ltd.	7.000	03/15/38	2,955,000	3,323,146

Oil, Gas & Consumable Fuels 4.4%
Access Midstream Partners LP	4.875	05/15/23	420,000	417,900
Anadarko Petroleum Corp.	6.375	09/15/17	2,950,000	3,495,564
Apache Corp.	2.625	01/15/23	3,375,000	3,263,028
Arch Coal, Inc.	7.250	06/15/21	370,000	331,150
Atlas Pipeline Partners LP (S)	6.625	10/01/20	450,000	472,500
Calumet Specialty Products Partners LP	9.375	05/01/19	205,000	225,244
Calumet Specialty Products Partners LP (S)	9.625	08/01/20	190,000	212,325
Cloud Peak Energy Resources LLC	8.500	12/15/19	505,000	549,188
CONSOL Energy, Inc.	8.250	04/01/20	575,000	622,438
Copano Energy LLC	7.125	04/01/21	500,000	573,750
Ecopetrol SA	7.625	07/23/19	25,000	31,875

7

Multi Sector Bond Fund Fund’s investments As of 1-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Energy (continued)

El Paso Pipeline Partners Operating Company LLC	4.700	11/01/42	1,350,000	$1,285,560
Encana Corp.	6.625	08/15/37	3,175,000	3,843,198
Enterprise Products Operating LLC	1.250	08/13/15	750,000	755,819
EP Energy LLC	6.875	05/01/19	385,000	416,763
EP Energy LLC	9.375	05/01/20	365,000	408,800
Forest Oil Corp.	7.250	06/15/19	825,000	827,063
Gazprom OAO (S)	4.950	02/06/28	214,000	213,279
Intergas Finance BV	6.375	05/14/17	269,000	303,970
KazMunayGas National Company	6.375	04/09/21	350,000	416,500
KazMunayGas National Company (S)	6.375	04/09/21	200,000	238,000
KazMunayGas National Company (S)	9.125	07/02/18	113,000	145,940
KazMunayGas National Company	11.750	01/23/15	329,000	385,753
Kodiak Oil & Gas Corp.	8.125	12/01/19	360,000	401,400
Laredo Petroleum, Inc.	7.375	05/01/22	295,000	319,338
Linn Energy LLC	7.750	02/01/21	900,000	963,000
MarkWest Energy Partners LP	6.250	06/15/22	89,000	96,565
MEG Energy Corp. (S)	6.375	01/30/23	660,000	688,050
Midstates Petroleum Company, Inc. (S)	10.750	10/01/20	335,000	365,150
Novatek Finance, Ltd. (S)	6.604	02/03/21	218,000	254,253
Oasis Petroleum, Inc.	7.250	02/01/19	590,000	640,150
Peabody Energy Corp.	6.250	11/15/21	765,000	799,425
Pemex Project Funding Master Trust	6.625	06/15/35	596,000	719,670
Pertamina Persero PT	6.000	05/03/42	200,000	216,000
Petrobras International Finance Company	2.875	02/06/15	42,000	42,864
Petroleos de Venezuela SA	4.900	10/28/14	2,238,498	2,137,766
Petroleos de Venezuela SA	5.000	10/28/15	107,629	98,211
Petroleos de Venezuela SA	5.250	04/12/17	154,400	133,942
Petroleos de Venezuela SA	8.500	11/02/17	131,000	128,380
Petroleos Mexicanos (MXN) (D)(S)	7.650	11/24/21	5,250,000	444,416
Petroliam Nasional BHD	7.625	10/15/26	100,000	144,800
Petronas Capital, Ltd.	7.875	05/22/22	413,000	582,048
Phillips 66	5.875	05/01/42	2,825,000	3,329,274
Pioneer Natural Resources Company	7.500	01/15/20	2,650,000	3,335,086
Plains Exploration & Production Company	6.500	11/15/20	375,000	414,844
Plains Exploration & Production Company	6.625	05/01/21	350,000	387,188
QEP Resources, Inc.	5.375	10/01/22	485,000	516,525
Rosneft Oil Company (S)	4.199	03/06/22	200,000	200,000
Sabine Pass Liquefaction LLC (S)	5.625	02/01/21	230,000	232,875
Sabine Pass LNG LP	7.500	11/30/16	450,000	499,500
SandRidge Energy, Inc.	8.750	01/15/20	850,000	922,250
Sibur Securities, Ltd. (S)	3.914	01/31/18	200,000	199,033
Sinopec Group Overseas Development 2012, Ltd.	3.900	05/17/22	200,000	211,110
Sinopec Group Overseas Development 2012, Ltd. (S)	4.875	05/17/42	200,000	219,391
TransCanada Pipelines, Ltd.	7.250	08/15/38	3,471,000	4,870,816
Valero Energy Corp.	6.625	06/15/37	2,750,000	3,253,473
Venoco, Inc.	8.875	02/15/19	325,000	316,063
Zhaikmunai LP (S)	7.125	11/13/19	200,000	214,500

Financials 13.2%				144,364,031

Capital Markets 0.6%
Alphabet Holding Company, Inc., PIK (S)	7.750	11/01/17	255,000	263,925
Morgan Stanley	4.875	11/01/22	3,200,000	3,280,077
The Goldman Sachs Group, Inc.	5.250	07/27/21	3,100,000	3,501,521

8

Multi Sector Bond Fund Fund’s investments As of 1-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Financials (continued)

Commercial Banks 3.8%
Abbey National Treasury Services PLC	4.000	04/27/16	4,825,000	$5,132,237
Banco de Credito del Peru (S)	4.750	03/16/16	40,000	42,500
Banco de Credito del Peru	5.375	09/16/20	60,000	66,900
Banco do Brasil SA (6.250% to 04/15/2024, then 10 Year
U.S. Treasury + 4.398%) (Q)(S)	6.250	04/15/24	200,000	198,500
Bancolombia SA	5.125	09/11/22	98,000	101,430
Barclays Bank PLC	5.140	10/14/20	3,425,000	3,560,767
BBVA Banco Continental SA (S)	5.000	08/26/22	50,000	53,750
CIT Group, Inc.	5.000	08/15/22	310,000	327,447
CIT Group, Inc.	5.250	03/15/18	520,000	556,400
Fifth Third Bancorp	3.625	01/25/16	3,200,000	3,411,965
HSBC Holdings PLC	6.500	09/15/37	3,750,000	4,677,199
Intesa Sanpaolo SpA	3.125	01/15/16	8,100,000	8,039,339
LBG Capital No.1 PLC (EUR) (D)	6.439	05/23/20	400,000	537,689
PNC Bank NA	4.875	09/21/17	2,700,000	3,075,905
PNC Funding Corp.	5.125	02/08/20	1,625,000	1,908,733
Santander Holdings USA, Inc.	3.000	09/24/15	2,925,000	2,995,302
Societe Generale SA	2.750	10/12/17	3,150,000	3,219,480
Standard Chartered PLC (6.409% to 01/30/2017, then 3
month LIBOR + 1.510%) (Q)(S)	6.409	01/30/17	3,500,000	3,544,121
VTB Capital SA	6.875	05/29/18	234,000	260,325

Consumer Finance 1.0%
Ally Financial, Inc.	7.500	09/15/20	400,000	481,000
Ally Financial, Inc.	8.000	11/01/31	490,000	613,725
Capital One Financial Corp.	4.750	07/15/21	500,000	569,517
Capital One Financial Corp.	6.150	09/01/16	3,635,000	4,185,910
Discover Financial Services (S)	3.850	11/21/22	1,984,000	2,015,857
SLM Corp.	6.250	01/25/16	2,950,000	3,245,906

Diversified Financial Services 3.7%
Aviation Capital Group Corp. (S)	6.750	04/06/21	2,925,000	3,176,755
Bank of America Corp.	5.750	12/01/17	2,450,000	2,828,670
BM&FBovespa SA (S)	5.500	07/16/20	150,000	170,250
Citigroup, Inc.	5.000	09/15/14	4,950,000	5,213,464
Citigroup, Inc.	5.500	02/15/17	1,950,000	2,169,568
Citigroup, Inc.	8.500	05/22/19	1,075,000	1,433,703
Countrywide Financial Corp.	6.250	05/15/16	1,325,000	1,467,410
Dubai Holding Commercial Operations MTN, Ltd. (GBP) (D)	6.000	02/01/17	100,000	158,600
European Investment Bank (ZAR) (D)(Z)	Zero	12/31/18	1,480,000	114,579
European Investment Bank (RUB) (D)	6.500	12/15/15	1,350,000	45,999
General Electric Capital Corp.	6.750	03/15/32	3,625,000	4,581,790
Gruposura Finance (S)	5.700	05/18/21	201,000	227,633
Inter-American Development Bank (IDR) (D)(Z)	Zero	08/20/15	7,970,000,000	712,953
International Lease Finance Corp. (S)	6.500	09/01/14	2,850,000	3,042,375
International Lease Finance Corp.	8.250	12/15/20	501,000	613,725
JPMorgan Chase & Company	6.125	06/27/17	2,900,000	3,372,764
Merrill Lynch & Company, Inc.	6.050	05/16/16	3,530,000	3,921,714
ORIX Corp.	5.000	01/12/16	2,625,000	2,836,410
Pemex Finance, Ltd.	9.150	11/15/18	255,000	317,074
Provident Funding Associates LP (S)	10.125	02/15/19	350,000	372,750
Provident Funding Associates LP (S)	10.250	04/15/17	200,000	223,500
Rabobank NV	3.950	11/09/22	2,775,000	2,776,429
Sinochem Overseas Capital Company, Ltd. (S)	4.500	11/12/20	279,000	296,204

9

Multi Sector Bond Fund Fund’s investments As of 1-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Financials (continued)

Insurance 2.4%
Aegon NV	4.625	12/01/15	3,025,000	$3,299,434
AXA SA	8.600	12/15/30	3,000,000	3,851,271
Boardwalk Pipelines LP	3.375	02/01/23	2,225,000	2,156,964
Burlington Northern Santa Fe LLC	4.400	03/15/42	3,200,000	3,215,459
Fairfax Financial Holdings, Ltd. (S)	5.800	05/15/21	3,075,000	3,239,180
Fidelity National Financial, Inc.	6.600	05/15/17	2,550,000	2,892,692
Genworth Financial, Inc.	7.625	09/24/21	3,270,000	3,920,913
Hartford Financial Services Group, Inc.	6.000	01/15/19	2,950,000	3,452,839

Real Estate Investment Trusts 1.7%
Boston Properties LP	3.700	11/15/18	3,100,000	3,372,620
DDR Corp.	7.500	04/01/17	2,650,000	3,166,178
Kimco Realty Corp.	4.300	02/01/18	2,975,000	3,296,705
Simon Property Group LP	3.375	03/15/22	3,225,000	3,361,137
WEA Finance LLC (S)	6.750	09/02/19	3,950,000	4,872,653

Real Estate Management & Development 0.0%
BR Malls International Finance, Ltd. (Q)	8.500	01/21/16	60,000	66,000
BR Malls International Finance, Ltd. (Q)(S)	8.500	01/21/16	50,000	55,000
Country Garden Holdings Company, Ltd. (S)	7.500	01/10/23	200,000	203,240

Health Care 3.3%				36,087,396

Health Care Equipment & Supplies 0.2%
ConvaTec Healthcare E SA (S)	10.500	12/15/18	385,000	427,350
Hologic, Inc. (S)	6.250	08/01/20	450,000	483,750
Kinetic Concepts, Inc. (S)	10.500	11/01/18	465,000	497,550
Kinetic Concepts, Inc. (S)	12.500	11/01/19	265,000	255,063
Surgical Care Affiliates, Inc., PIK (S)	8.875	07/15/15	600,000	611,250
Universal Hospital Services, Inc.	7.625	08/15/20	455,000	487,988

Health Care Providers & Services 1.6%
Community Health Systems, Inc.	8.000	11/15/19	445,000	488,388
Emergency Medical Services Corp.	8.125	06/01/19	575,000	629,625
Fresenius Medical Care US Finance II, Inc. (S)	5.875	01/31/22	550,000	600,875
HCA Holdings, Inc.	7.750	05/15/21	250,000	273,750
HCA, Inc.	7.500	02/15/22	650,000	750,750
Health Management Associates, Inc.	7.375	01/15/20	410,000	450,488
HealthSouth Corp.	8.125	02/15/20	375,000	411,563
Humana, Inc.	8.150	06/15/38	2,500,000	3,523,180
IASIS Healthcare LLC	8.375	05/15/19	685,000	695,275
McKesson Corp.	4.750	03/01/21	2,775,000	3,167,146
Prospect Medical Holdings, Inc. (S)	8.375	05/01/19	495,000	527,175
Radiation Therapy Services, Inc.	9.875	04/15/17	475,000	326,563
United Surgical Partners International, Inc.	9.000	04/01/20	555,000	622,988
UnitedHealth Group, Inc.	5.800	03/15/36	4,030,000	4,771,258

Health Care Technology 0.3%
Agilent Technologies, Inc.	6.500	11/01/17	2,715,000	3,256,357

Pharmaceuticals 1.2%
AbbVie, Inc. (S)	1.750	11/06/17	3,200,000	3,207,101
Actavis, Inc.	3.250	10/01/22	3,325,000	3,318,619
Allergan, Inc.	3.375	09/15/20	3,050,000	3,250,656
Teva Pharmaceutical Finance IV BV	3.650	11/10/21	2,900,000	3,052,688

10

Multi Sector Bond Fund Fund’s investments As of 1-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Industrials 2.3%				$25,365,566

Aerospace & Defense 0.4%
L-3 Communications Corp.	4.750	07/15/20	3,125,000	3,436,375
TransDigm, Inc. (S)	5.500	10/15/20	375,000	390,938
Triumph Group, Inc.	8.625	07/15/18	325,000	359,125

Air Freight & Logistics 0.0%
Park-Ohio Industries, Inc.	8.125	04/01/21	275,000	294,250

Building Products 0.3%
Cleaver-Brooks, Inc. (S)	8.750	12/15/19	180,000	192,825
Griffon Corp.	7.125	04/01/18	700,000	757,750
Nortek, Inc.	8.500	04/15/21	155,000	175,538
Owens Corning	7.000	12/01/36	2,225,000	2,535,748

Commercial Services & Supplies 0.4%
Clean Harbors, Inc.	5.250	08/01/20	160,000	167,200
Mead Products LLC (S)	6.750	04/30/20	475,000	504,688
ServiceMaster Company (S)	7.000	08/15/20	175,000	177,625
TransUnion Holding Company, Inc.	9.625	06/15/18	170,000	181,475
Waste Management, Inc.	6.100	03/15/18	2,350,000	2,809,413

Construction & Engineering 0.0%
Yuksel Insaat AS	9.500	11/10/15	100,000	79,900

Containers & Packaging 0.1%
Ardagh Packaging Finance PLC (S)	9.125	10/15/20	500,000	548,750
Ardagh Packaging Finance PLC (EUR) (D)	9.250	10/15/20	200,000	291,982

Electrical Equipment 0.2%
ABB Finance USA, Inc.	2.875	05/08/22	2,500,000	2,504,385

Industrial Conglomerates 0.0%
Odebrecht Finance, Ltd. (S)	5.125	06/26/22	200,000	215,500

Machinery 0.1%
RBS Global, Inc.	8.500	05/01/18	425,000	465,375
The Manitowoc Company, Inc.	8.500	11/01/20	175,000	196,875
Xerium Technologies, Inc.	8.875	06/15/18	350,000	332,500

Professional Services 0.1%
TransUnion LLC	11.375	06/15/18	450,000	520,313

Road & Rail 0.6%
Canadian National Railway Company	2.850	12/15/21	4,850,000	4,986,814
Penske Truck Leasing Company LP (S)	4.250	01/17/23	1,775,000	1,770,259

Trading Companies & Distributors 0.1%
Aircastle, Ltd.	6.750	04/15/17	500,000	550,000
HD Supply, Inc. (S)	7.500	07/15/20	600,000	593,250
HD Supply, Inc. (S)	10.500	01/15/21	105,000	107,363

Transportation Infrastructure 0.0%
CHC Helicopter SA	9.250	10/15/20	205,000	219,350

Information Technology 1.6%				17,422,430

Communications Equipment 0.3%
Cisco Systems, Inc.	5.500	01/15/40	2,600,000	3,170,892
CommScope, Inc. (S)	8.250	01/15/19	535,000	584,488

Computers & Peripherals 0.1%
NCR Corp. (S)	5.000	07/15/22	510,000	516,375

11

Multi Sector Bond Fund Fund’s investments As of 1-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Information Technology (continued)

NetApp, Inc.	3.250	12/15/22	625,000	$608,326

Electronic Equipment, Instruments & Components 0.1%
CPI International, Inc.	8.000	02/15/18	490,000	490,000

Internet Software & Services 0.1%
CyrusOne LP (S)	6.375	11/15/22	600,000	640,500
IAC/InterActiveCorp. (S)	4.750	12/15/22	250,000	248,125
Tencent Holdings, Ltd. (S)	3.375	03/05/18	200,000	205,019

IT Services 0.3%
iGATE Corp.	9.000	05/01/16	355,000	390,056
Western Union Company	2.875	12/10/17	3,175,000	3,162,684

Semiconductors & Semiconductor Equipment 0.5%
Altera Corp.	1.750	05/15/17	4,950,000	5,031,789
Amkor Technology, Inc.	6.375	10/01/22	200,000	201,000

Software 0.2%
First Data Corp. (S)	6.750	11/01/20	265,000	272,288
First Data Corp. (S)	7.375	06/15/19	225,000	236,813
First Data Corp.	12.625	01/15/21	600,000	639,000
Infor US, Inc.	11.500	07/15/18	630,000	741,825
Nuance Communications, Inc. (S)	5.375	08/15/20	275,000	283,250

Materials 2.3%				25,145,960

Chemicals 1.0%
Braskem Finance, Ltd. (Q)(S)	7.375	10/04/15	100,000	102,500
Cabot Corp.	3.700	07/15/22	3,425,000	3,443,153
Eastman Chemical Company	3.600	08/15/22	3,300,000	3,407,158
Hexion US Finance Corp. (S)	6.625	04/15/20	270,000	265,950
Hexion US Finance Corp.	6.625	04/15/20	590,000	581,150
Ineos Finance PLC (S)	8.375	02/15/19	410,000	448,950
INEOS Group Holdings SA (S)	8.500	02/15/16	785,000	790,888
LyondellBasell Industries NV	6.000	11/15/21	585,000	687,375
Mexichem SAB de CV (S)	4.875	09/19/22	200,000	210,750
Momentive Performance Materials, Inc.	8.875	10/15/20	205,000	211,150
Momentive Performance Materials, Inc.	9.000	01/15/21	210,000	162,750
Trinseo Materials Operating SCA (S)	8.750	02/01/19	695,000	699,034

Construction Materials 0.0%
Cemex Finance LLC (S)	9.375	10/12/22	200,000	226,000
Votorantim Cimentos SA (S)	7.250	04/05/41	200,000	228,000

Containers & Packaging 0.2%
ARD Finance SA, PIK (S)	11.125	06/01/18	310,254	334,299
Cascades, Inc.	7.750	12/15/17	450,000	477,000
Sealed Air Corp. (S)	8.375	09/15/21	645,000	740,138

Metals & Mining 0.9%
APERAM (S)	7.375	04/01/16	200,000	194,000
APERAM (S)	7.750	04/01/18	250,000	240,000
Corporacion Nacional del Cobre de Chile (S)	3.000	07/17/22	469,000	462,038
Corporacion Nacional del Cobre de Chile (S)	4.250	07/17/42	200,000	191,566
Corporacion Nacional del Cobre de Chile	6.150	10/24/36	385,000	476,360
Gold Fields Orogen Holding BVI, Ltd.	4.875	10/07/20	200,000	194,868
Metalloinvest Finance, Ltd. (S)	6.500	07/21/16	203,000	213,556
Newmont Mining Corp.	6.250	10/01/39	2,850,000	3,371,242
Novelis, Inc.	8.375	12/15/17	325,000	359,125

12

Multi Sector Bond Fund Fund’s investments As of 1-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Materials (continued)

Samarco Mineracao SA (S)	4.125	11/01/22	200,000	$199,400
Severstal OAO (S)	5.900	10/17/22	200,000	205,800
Southern Copper Corp.	5.250	11/08/42	100,000	97,638
Taseko Mines, Ltd.	7.750	04/15/19	625,000	610,938
Vale Overseas, Ltd.	5.625	09/15/19	2,775,000	3,153,366
Vedanta Resources PLC (S)	8.250	06/07/21	204,000	234,600
Volcan Cia Minera SAA (S)	5.375	02/02/22	58,000	63,655

Paper & Forest Products 0.2%
Ainsworth Lumber Company, Ltd. (S)	7.500	12/15/17	570,000	608,475
Louisiana-Pacific Corp.	7.500	06/01/20	600,000	682,500
Mercer International, Inc.	9.500	12/01/17	395,000	427,588
NewPage Corp. (H)	11.375	12/31/14	325,000	143,000

Telecommunication Services 2.4%				26,102,962

Diversified Telecommunication Services 1.9%
CenturyLink, Inc.	5.800	03/15/22	590,000	617,442
CenturyLink, Inc.	7.650	03/15/42	3,520,000	3,624,153
Cincinnati Bell, Inc.	8.375	10/15/20	610,000	663,375
Cincinnati Bell, Inc.	8.750	03/15/18	470,000	496,438
Crown Castle International Corp. (S)	5.250	01/15/23	205,000	215,250
Frontier Communications Corp.	9.000	08/15/31	1,259,000	1,366,015
Intelsat Jackson Holdings SA	7.250	04/01/19	545,000	584,513
ITC Deltacom, Inc.	10.500	04/01/16	405,000	430,819
Level 3 Communications, Inc. (S)	8.875	06/01/19	40,000	43,500
Level 3 Financing, Inc. (S)	7.000	06/01/20	470,000	498,200
Level 3 Financing, Inc.	10.000	02/01/18	375,000	417,188
Telecom Italia Capital SA	5.250	10/01/15	2,775,000	2,969,208
Telefonica Emisiones SAU	4.949	01/15/15	1,700,000	1,791,853
UPC Holding BV (EUR) (D)(S)	6.375	09/15/22	850,000	1,166,538
Verizon Wireless Capital LLC	8.500	11/15/18	2,400,000	3,253,193
Wind Acquisition Finance SA (S)	7.250	02/15/18	445,000	468,363
Wind Acquisition Finance SA (S)	11.750	07/15/17	100,000	107,500
Wind Acquisition Holdings Finance SA, PIK (S)	12.250	07/15/17	749,933	791,179
Windstream Corp.	7.500	04/01/23	835,000	893,450

Wireless Telecommunication Services 0.5%
America Movil SAB de CV	3.125	07/16/22	3,100,000	3,080,386
Cricket Communications, Inc.	7.750	10/15/20	565,000	586,188
Digicel Group, Ltd.	10.500	04/15/18	134,000	149,410
Matterhorn Midco & Cy SCA (EUR) (D)(S)	7.750	02/15/20	150,000	208,762
Matterhorn Mobile Holdings SA (EUR) (D)	8.250	02/15/20	250,000	370,001
Sprint Capital Corp.	8.750	03/15/32	995,000	1,174,100
Syniverse Holdings, Inc.	9.125	01/15/19	125,000	135,938

Utilities 2.7%				29,266,890

Electric Utilities 1.8%
Edison Mission Energy (H)	7.000	05/15/17	1,275,000	621,563
Edison Mission Energy (H)	7.625	05/15/27	100,000	48,750
Emgesa SA ESP (COP) (D)	8.750	01/25/21	129,000,000	86,290
Emgesa SA ESP (COP) (D)(S)	8.750	01/25/21	176,000,000	117,729
Empresa Distribuidora y Comercializadora Norte (S)	9.750	10/25/22	16,000	7,360
Exelon Generation Company LLC	4.000	10/01/20	3,065,000	3,181,013
Georgia Power Company	4.300	03/15/42	4,850,000	4,988,720
Oncor Electric Delivery Company LLC	6.800	09/01/18	2,750,000	3,408,133

13

Multi Sector Bond Fund Fund’s investments As of 1-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Utilities (continued)

PacifiCorp	4.100	02/01/42	3,075,000	$3,122,171
PPL Energy Supply LLC	4.600	12/15/21	3,200,000	3,432,522

Gas Utilities 0.3%
Empresa de Energia de Bogota SA (S)	6.125	11/10/21	200,000	227,000
EQT Corp.	8.125	06/01/19	2,725,000	3,371,084

Independent Power Producers & Energy Traders 0.3%
AES Corp.	7.375	07/01/21	375,000	418,125
Calpine Corp. (S)	7.500	02/15/21	202,000	219,170
Calpine Corp. (S)	7.875	01/15/23	212,000	234,260
Empresas Publicas de Medellin ESP (COP) (D)	8.375	02/01/21	48,000,000	31,578
Empresas Publicas de Medellin ESP (COP) (D)(S)	8.375	02/01/21	220,000,000	144,733
GenOn Energy, Inc.	9.500	10/15/18	695,000	825,313
NRG Energy, Inc.	8.500	06/15/19	900,000	996,750
The AES Corp.	8.000	06/01/20	300,000	345,000

Multi-Utilities 0.3%
MidAmerican Energy Holdings Company	5.750	04/01/18	2,870,000	3,439,626

U.S. Government & Agency Obligations 3.5%				$37,746,630

(Cost $37,757,589)

U.S. Government Agency 3.5%				37,746,630

Federal Home Loan Mortgage Corp.
Freddie Mac Pool (C)	4.500	TBA	1,000,000	1,064,407
Freddie Mac Pool (P)	2.752	11/01/36	459,664	494,282
Freddie Mac Pool (P)	3.573	07/01/38	2,575,238	2,743,019
Freddie Mac Pool (P)	5.502	01/01/37	416,070	446,513
Federal National Mortgage Association
Fannie Mae Pool (P)	2.719	04/01/37	1,774,101	1,904,054
Fannie Mae Pool (P)	2.832	11/01/35	549,773	582,011
Fannie Mae Pool (C)	3.000	TBA	1,675,000	1,729,917
Fannie Mae Pool (C)	3.000	TBA	1,125,000	1,181,074
Fannie Mae Pool (C)	3.500	TBA	900,000	951,997
Fannie Mae Pool (C)	3.500	TBA	5,050,000	5,326,961
Fannie Mae Pool (C)	4.000	TBA	3,300,000	3,509,086
Fannie Mae Pool	4.000	08/01/25	633,719	675,702
Fannie Mae Pool (C)	4.500	TBA	600,000	644,992
Fannie Mae Pool (C)	4.500	TBA	6,175,000	6,627,711
Fannie Mae Pool (P)	4.853	10/01/38	853,083	917,204
Fannie Mae Pool (C)	5.000	TBA	650,000	701,994
Fannie Mae Pool (C)	5.000	TBA	1,750,000	1,889,537
Fannie Mae Pool (C)	5.500	TBA	1,800,000	1,953,246
Fannie Mae Pool (P)	5.849	01/01/37	444,320	476,217
Fannie Mae Pool	6.500	01/01/37	1,129,482	1,254,495
Government National Mortgage Association
Ginnie Mae Pool (C)	4.000	TBA	2,000,000	2,175,781
Ginnie Mae Pool	6.000	08/15/35	441,199	496,430

14

Multi Sector Bond Fund Fund’s investments As of 1-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Foreign Government Obligations 5.9%				$63,758,944

(Cost $60,356,344)

Argentina 0.1%				962,728

Republic of Argentina
Bond (EUR) (D)	7.820	12/31/33	1,212,026	962,728

Brazil 0.5%				5,728,138

Federative Republic of Brazil
Bond (BRL) (D)	6.000	08/15/20	120,000	162,913
Bond	7.125	01/20/37	466,000	667,545
Bond	8.250	01/20/34	472,000	746,940
Note	5.875	01/15/19	439,000	533,385
Note (BRL) (D)	6.000	05/15/15	805,000	992,340
Note (BRL) (D)	6.000	08/15/16	271,000	346,400
Note (BRL) (D)	6.000	08/15/22	88,000	121,637
Note (BRL) (D)	10.000	01/01/14	786,000	407,026
Note (BRL) (D)	10.000	01/01/17	2,704,000	1,422,802
Note (BRL) (D)	10.000	01/01/21	427,000	223,002
Note (BRL) (D)	10.000	01/01/23	200,000	104,148

Chile 0.0%				121,410

Republic of Chile
Bond	3.250	09/14/21	114,000	121,410

Colombia 0.4%				4,080,017

Bogota Distrito Capital
Note (COP) (D)	9.750	07/26/28	400,000,000	326,888
Note (COP) (D)	9.750	07/26/28	2,065,000,000	1,687,559
Republic of Colombia
Bond	7.375	09/18/37	942,000	1,370,610
Bond	8.125	05/21/24	476,000	694,960

Croatia 0.0%				494,615

Republic of Croatia
Bond (S)	6.250	04/27/17	255,000	280,500
Bond	6.625	07/14/20	187,000	214,115

Dominican Republic 0.0%				411,067

Government of Dominican Republic
Bond	7.500	05/06/21	327,000	372,780
Bond	9.040	01/23/18	33,882	38,287

El Salvador 0.0%				451,395

Republic of El Salvador
Bond (S)	7.375	12/01/19	180,000	212,310
Bond	8.250	04/10/32	189,000	239,085

Hungary 0.2%				2,233,559

Government of Hungary
Bond (HUF) (D)	5.500	02/12/14	7,190,000	33,483
Bond (HUF) (D)	6.750	02/24/17	15,210,000	73,185
Bond (HUF) (D)	6.750	11/24/17	32,570,000	157,262
Bond (HUF) (D)	7.000	06/24/22	35,660,000	173,226
Bond (HUF) (D)	7.500	10/24/13	29,080,000	137,042
Bond (HUF) (D)	7.750	08/24/15	65,410,000	320,191

15

Multi Sector Bond Fund Fund’s investments As of 1-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Hungary (continued)

Republic of Hungary
Bond (EUR) (D)	3.500	07/18/16	272,000	$360,827
Bond (EUR) (D)	4.375	07/04/17	158,000	213,374
Bond (EUR) (D)	4.500	01/29/14	131,000	180,807
Bond (GBP) (D)	5.000	03/30/16	37,000	58,095
Bond (GBP) (D)	5.500	05/06/14	11,000	17,751
Bond (EUR) (D)	5.750	06/11/18	53,000	75,331
Bond	6.375	03/29/21	228,000	248,520
Bond	7.625	03/29/41	158,000	184,465

Indonesia 0.2%				2,307,826

Republic of Indonesia
Bond (IDR) (D)	5.250	05/15/18	400,000,000	42,071
Bond	5.875	03/13/20	104,000	123,760
Bond (IDR) (D)	7.000	05/15/22	600,000,000	69,197
Bond	7.750	01/17/38	123,000	176,813
Bond	8.500	10/12/35	115,000	176,525
Bond (S)	11.625	03/04/19	575,000	856,750
Bond	11.625	03/04/19	579,000	862,710

Iraq 0.1%				588,480

Republic of Iraq
Bond	5.800	01/15/28	613,000	588,480

Lithuania 0.1%				1,466,615

Republic of Lithuania
Bond	6.125	03/09/21	434,000	521,885
Bond (S)	6.625	02/01/22	554,000	689,730
Bond	7.375	02/11/20	200,000	255,000

Malaysia 0.4%				4,255,715

Government of Malaysia
Bond (MYR) (D)	3.197	10/15/15	2,030,000	654,717
Bond (MYR) (D)	3.314	10/31/17	470,000	151,733
Bond (MYR) (D)	3.418	08/15/22	610,000	194,843
Bond (MYR) (D)	3.835	08/12/15	3,170,000	1,038,145
Bond (MYR) (D)	4.012	09/15/17	3,170,000	1,054,077
Bond (MYR) (D)	4.160	07/15/21	220,000	73,838
Bond (MYR) (D)	4.262	09/15/16	2,035,000	679,423
Bond (MYR) (D)	4.392	04/15/26	360,000	124,644
Bond	4.646	07/06/21	250,000	284,295

Mexico 0.7%				7,205,280

Government of Mexico
Bond (MXN) (D)	2.000	06/09/22	2,201,624	179,294
Bond (MXN) (D)	2.500	12/10/20	23,953,791	2,034,428
Bond (MXN) (D)	3.500	12/14/17	1,662,779	144,199
Bond (MXN) (D)	4.000	06/13/19	1,613,873	147,332
Bond (MXN) (D)	5.000	06/16/16	3,146,118	277,365
Bond (MXN) (D)	5.000	06/15/17	1,040,000	82,812
Bond	5.125	01/15/20	14,000	16,380
Bond	5.750	10/12/2010	862,000	963,285
Bond (MXN) (D)	6.000	06/18/15	900,000	73,216
Bond	6.050	01/11/40	794,000	994,485
Bond (MXN) (D)	6.250	06/16/16	2,710,000	223,616
Bond (MXN) (D)	6.500	06/10/21	3,731,000	322,301

16

Multi Sector Bond Fund Fund’s investments As of 1-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Mexico (continued)

Bond (MXN) (D)	6.500	06/09/22	2,631,000	$229,194
Bond	6.750	09/27/34	323,000	437,665
Bond (MXN) (D)	7.750	12/14/17	3,010,000	267,940
Bond (MXN) (D)	7.750	05/29/31	5,113,000	484,697
Bond (MXN) (D)	8.000	12/17/15	3,810,000	327,071

Morocco 0.0%				204,000

Kingdom of Morocco
Bond (S)	4.250	12/11/22	200,000	204,000

Panama 0.2%				1,924,769

Republic of Panama
Bond	5.200	01/30/20	655,000	772,900
Bond	6.700	01/26/36	451,000	605,468
Bond	8.875	09/30/27	217,000	335,808
Bond	9.375	04/01/29	129,000	210,593

Peru 0.1%				794,288

Republic of Peru
Bond	5.625	11/18/50	271,000	318,425
Bond	7.350	07/21/25	275,000	387,750
Bond	8.750	11/21/33	53,000	88,113

Philippines 0.1%				1,542,300

Republic of Philippines
Bond	7.750	01/14/31	1,060,000	1,542,300

Poland 0.5%				5,160,025

Republic of Poland
Bond (PLN) (D) (Z)	Zero	07/25/13	1,300,000	414,177
Bond (PLN) (D) (Z)	Zero	01/25/14	4,200,000	1,317,038
Bond (PLN) (D) (Z)	Zero	07/25/14	70,000	21,610
Bond (PLN) (D)	3.000	08/24/16	2,530,705	872,304
Bond (PLN) (D)	5.000	10/24/13	510,000	166,832
Bond	5.000	03/23/22	54,000	62,100
Bond	5.125	04/21/21	569,000	660,040
Bond (PLN) (D)	5.750	04/25/14	250,000	83,228
Bond (PLN) (D)	6.250	10/24/15	90,000	31,290
Bond	6.375	07/15/19	1,237,000	1,531,406

Qatar 0.1%				605,443

Government of Qatar
Bond	5.750	01/20/42	229,000	287,968
Bond	6.550	04/09/19	255,000	317,475

Romania 0.0%				543,640

Government of Romania
Bond (RON) (D)	5.850	07/28/14	170,000	52,707
Bond (RON) (D)	6.000	10/19/13	100,000	31,013
Bond	6.750	02/07/22	382,000	459,920

Russia 0.4%				4,416,987

Government of Russia
Eurobond	7.500	03/31/30	2,506,121	3,132,651
Eurobond (RUB) (D)	7.850	03/10/18	5,000,000	181,136
Eurobond	12.750	06/24/28	560,000	1,103,200

17

Multi Sector Bond Fund Fund’s investments As of 1-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Slovakia 0.0%				$278,748

Government of Slovakia
Bond (S)	4.375	05/21/22	261,000	278,748

South Africa 0.5%				5,307,373

Republic of South Africa
Bond	4.665	01/17/24	191,000	205,803
Bond	5.500	03/09/20	561,000	645,851
Bond	6.250	03/08/41	496,000	610,725
Bond (ZAR) (D)	6.750	03/31/21	10,940,000	1,242,108
Bond	6.875	05/27/19	183,000	225,090
Bond (ZAR) (D)	7.000	02/28/31	2,930,000	299,777
Bond (ZAR) (D)	8.000	12/21/18	9,510,000	1,164,767
Bond (ZAR) (D)	8.250	09/15/17	390,000	47,915
Bond (ZAR) (D)	10.500	12/21/26	400,000	56,880
Bond (ZAR) (D)	13.500	09/15/15	6,045,000	808,457

Thailand 0.2%				2,017,743

Kingdom of Thailand
Bond (THB) (D)	1.200	07/14/21	13,721,302	470,792
Bond (THB) (D)	2.800	10/10/17	2,320,000	76,480
Bond (THB) (D)	3.125	12/11/15	15,300,000	514,939
Bond (THB) (D)	3.250	06/16/17	12,220,000	411,360
Bond (THB) (D)	3.625	05/22/15	9,900,000	336,900
Bond (THB) (D)	3.650	12/17/21	6,140,000	207,272

Turkey 0.6%				6,391,031

Republic of Turkey
Bond (TRY) (D) (Z)	Zero	07/17/13	220,000	121,937
Bond	3.250	03/23/23	860,000	825,428
Bond (TRY) (D)	4.000	04/29/15	636,981	394,593
Bond (TRY) (D)	4.500	02/11/15	983,977	611,506
Bond	5.125	03/25/22	226,000	254,815
Bond	5.625	03/30/21	175,000	203,861
Bond	6.250	09/26/22	485,000	591,700
Bond	6.750	04/03/18	317,000	378,023
Bond	7.000	09/26/16	108,000	125,658
Bond	7.000	06/05/20	83,000	104,165
Bond	7.250	03/05/38	493,000	672,945
Bond (TRY) (D)	7.500	09/24/14	1,050,000	613,015
Bond	7.500	07/14/17	103,000	124,476
Bond (TRY) (D)	8.000	01/29/14	160,000	93,066
Bond	8.000	02/14/34	143,000	206,993
Bond (TRY) (D)	9.000	03/05/14	960,000	564,537
Bond (TRY) (D)	9.000	01/27/16	670,000	410,667
Bond (TRY) (D)	9.000	03/08/17	150,000	93,646

Ukraine 0.2%				1,686,876

Republic of Ukraine
Bond	6.580	11/21/16	544,000	549,440
Bond (S)	6.875	09/23/15	100,000	100,750
Bond	7.650	06/11/13	824,000	829,686
Bond (S)	7.800	11/28/22	200,000	207,000

Uruguay 0.1%				638,791

Republic of Uruguay
Bond	7.625	03/21/36	219,981	323,922

18

Multi Sector Bond Fund Fund’s investments As of 1-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Uruguay (continued)

Bond	7.875	01/15/33	54,580	$80,506
Bond	8.000	11/18/22	169,215	234,363

Venezuela 0.2%				1,940,085

Republic of Venezuela
Bond	6.000	12/09/20	161,000	138,460
Bond	8.500	10/08/14	509,000	521,725
Bond	11.950	08/05/31	136,000	156,060
Bond	12.750	08/23/22	553,200	663,840
Bond	13.625	08/15/18	400,000	460,000

Capital Preferred Securities 0.0%				$157,568

(Cost $147,514)

Industrials 0.0%				157,568

Hutchison Whampoa International 10, Ltd. (6.000% to
10/28/2015, then reset of 5 Year U.S. Treasury Note Rate
+ 4.885% until 10/28/2020, then 3 month LIBOR + 5.638%)
(Q)	6.000	10/28/15	149,000	157,568

Convertible Bonds 1.3%				$14,322,487

(Cost $13,830,116)

Consumer Discretionary 0.1%				1,411,030

Auto Components 0.1%
TRW Automotive, Inc.	3.500	12/01/15	523,000	1,057,114

Hotels, Restaurants & Leisure 0.0%
Home Inns & Hotels Management, Inc.	2.000	12/15/15	98,000	89,425

Specialty Retail 0.0%
RadioShack Corp. (S)	2.500	08/01/13	281,000	264,491

Consumer Staples 0.1%				904,639

Food Products 0.1%
Smithfield Foods, Inc.	4.000	06/30/13	497,000	536,139
Tyson Foods, Inc.	3.250	10/15/13	275,000	368,500

Energy 0.2%				2,271,945

Energy Equipment & Services 0.2%
Hornbeck Offshore Services, Inc. (S)	1.500	09/01/19	431,000	447,432
Hornbeck Offshore Services, Inc. (1.625% Steps down to
1.375% on 11/15/2013)	1.625	11/15/26	325,000	327,145
Newpark Resources, Inc.	4.000	10/01/17	364,000	406,088
Subsea 7 SA	2.250	10/11/13	600,000	696,600

Oil, Gas & Consumable Fuels 0.0%
Stone Energy Corp. (S)	1.750	03/01/17	429,000	394,680

Health Care 0.1%				448,873

Biotechnology 0.1%
Dendreon Corp.	2.875	01/15/16	511,000	422,853

Pharmaceuticals 0.0%
Auxilium Pharmaceuticals, Inc.	1.500	07/15/18	25,000	26,020

19

Multi Sector Bond Fund Fund’s investments As of 1-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Industrials 0.2%				$1,963,555

Airlines 0.0%
AirTran Holdings, Inc.	5.250	11/01/16	322,000	432,688

Machinery 0.2%
Altra Holdings, Inc.	2.750	03/01/31	596,000	673,108
Greenbrier Companies, Inc.	3.500	04/01/18	886,000	857,759

Information Technology 0.6%				6,885,086

Communications Equipment 0.2%
Alcatel-Lucent (EUR) (D)	5.000	01/01/15	135,660	184,770
Alcatel-Lucent USA, Inc., Series A	2.875	06/15/23	880,000	836,000
Ciena Corp. (S)	4.000	03/15/15	465,000	519,056
Comtech Telecommunications Corp.	3.000	05/01/29	513,000	525,504

Computers & Peripherals 0.1%
NetApp, Inc.	1.750	06/01/13	505,000	586,747

Internet Software & Services 0.0%
WebMD Health Corp.	2.500	01/31/18	483,000	426,549

Semiconductors & Semiconductor Equipment 0.2%
Intel Corp.	2.950	12/15/35	846,000	887,243
Micron Technology, Inc.	1.500	08/01/31	450,000	459,281
Micron Technology, Inc.	1.875	06/01/27	307,000	296,063
ON Semiconductor Corp.	2.625	12/15/26	513,000	529,993

Software 0.1%
Callidus Software, Inc.	4.750	06/01/16	461,000	438,695
Symantec Corp.	1.000	06/15/13	1,032,000	1,195,185

Materials 0.0%				437,359

Metals & Mining 0.0%
RTI International Metals, Inc.	3.000	12/01/15	335,000	367,244
Silver Standard Resources, Inc. (S)	2.875	02/01/33	74,000	70,115

Structured Notes (K) 0.6%				$6,714,526

(Cost $6,551,207)

Brazil 0.1%				1,185,224

Federative Republic of Brazil (Barclays Bank PLC)
Note (BRL) (D) (S)	10.000	05/02/13	890,000	458,071
Federative Republic of Brazil (JPMorgan Chase & Company)
Note (BRL) (D)	6.000	02/21/13	600,000	727,153

Colombia 0.0%				385,472

Republic of Colombia (Citigroup Funding, Inc.)
Note (COP) (D)	11.000	07/27/20	500,000,000	385,472

Indonesia 0.2%				2,148,173

Republic of Indonesia (Barclays Bank PLC)
Note (IDR) (D)	11.500	09/18/19	4,670,000,000	649,303
Republic of Indonesia (Deutsche Bank AG)
Note (IDR) (D) (S)	5.625	05/17/23	1,000,000,000	104,888
Note (IDR) (D) (S)	7.000	05/17/22	1,400,000,000	161,293
Republic of Indonesia (JPMorgan Chase & Company)
Note (IDR) (D) (S)	5.250	05/17/18	2,100,000,000	221,554

20

Multi Sector Bond Fund Fund’s investments As of 1-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Indonesia (continued)

Note (IDR) (D) (S)	5.625	05/17/23	4,000,000,000	$419,552
Note (IDR) (D)	8.250	06/17/32	4,820,000,000	591,583

Russia 0.3%				2,722,657

Government of Russia (Credit Suisse)
Bond (RUB) (D) (S)	7.000	06/03/15	19,200,000	654,778
Bond (RUB) (D)	7.500	03/15/18	5,100,000	180,553
Bond (RUB) (D)	7.500	04/14/21	5,000,000	176,596
Bond (RUB) (D)	7.600	04/14/21	14,000,000	499,367
Government of Russia (Deutsche Bank AG)
Bond (RUB) (D)	7.350	01/20/16	10,000,000	345,718
Note (RUB) (D) (S)	7.600	07/22/22	5,000,000	178,935
Government of Russia (HSBC Bank PLC)
Bond (RUB) (D) (S)	7.350	01/21/16	9,000,000	311,135
Government of Russia (JPMorgan Chase Bank NA)
Bond (RUB) (D) (S)	7.600	04/16/21	10,500,000	375,575

United Kingdom 0.0%				273,000

Cablevision SA (Deutsche Bank AG London)
Bond (S)	9.375	02/13/18	390,000	273,000

Term Loans (M) 19.7%				$215,168,474

(Cost $213,072,412)

Consumer Discretionary 6.1%				66,721,025

Auto Components 0.5%
Allison Transmission, Inc.	4.250	08/23/19	2,993,974	3,028,593
The Goodyear Tire & Rubber Company	4.750	04/30/19	2,250,000	2,276,116

Automobiles 0.2%
Chrysler Group LLC	6.000	05/24/17	2,015,738	2,057,313

Health Care Providers & Services 0.3%
United Surgical Partners International, Inc.	6.000	04/03/19	3,549,933	3,578,038

Hotels, Restaurants & Leisure 0.9%
Boyd Gaming Corp.	6.000	12/17/15	1,306,250	1,319,313
Caesars Entertainment Operating Company, Inc.	5.454	01/26/18	3,428,800	3,181,165
CCM Merger, Inc.	6.000	03/01/17	1,444,772	1,457,414
MGM Resorts International	4.250	12/20/19	1,795,000	1,821,552
Wendy's International, Inc.	4.750	05/15/19	1,967,070	1,990,942

Household Durables 0.1%
Alliance Laundry Systems LLC	5.500	12/10/18	1,190,000	1,207,850

Media 3.8%
Acosta, Inc.	5.000	03/02/18	1,755,000	1,774,744
Advantage Sales & Marketing LLC	5.250	12/18/17	1,802,353	1,817,673
Advantage Sales & Marketing LLC	9.250	06/18/18	710,000	714,881
Atlantic Broadband Penn LLC	4.500	11/29/19	1,167,075	1,180,205
Bragg Communications, Inc.	4.000	02/28/18	1,903,889	1,918,168
Charter Communications Operating LLC	4.000	05/15/19	2,304,033	2,333,985
Cumulus Media Holdings, Inc.	4.500	09/17/18	2,794,543	2,799,034
Fox Acquisition Sub LLC	5.500	07/14/17	5,721,325	5,799,993
Getty Images, Inc.	4.750	10/18/19	2,946,000	2,979,143
Hubbard Broadcasting, Inc.	5.250	04/28/17	964,524	969,346
Interactive Data Corp.	4.500	02/12/18	2,484,432	2,490,643

21

Multi Sector Bond Fund Fund’s investments As of 1-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Consumer Discretionary (continued)

Lin Television Corp.	4.000	12/21/18	975,150	$978,807
MCC Georgia LLC	4.500	10/23/17	1,931,749	1,941,408
Mission Broadcasting, Inc.	4.500	12/03/19	376,183	381,355
Nexstar Broadcasting, Inc.	4.500	12/03/19	889,817	902,052
Sinclair Television Group, Inc.	4.000	10/28/16	2,315,521	2,325,623
Tribune Company	4.000	12/17/19	1,795,000	1,808,463
Univision Communications, Inc.	4.452	03/31/17	3,516,456	3,525,230
UPC Financing Partnership	4.000	01/29/21	1,900,000	1,908,313
Visant Corp.	5.250	12/22/16	2,089,697	2,005,237
WideOpenWest Finance LLC	6.250	07/17/18	987,298	997,537

Multiline Retail 0.3%
BJ's Wholesale Club, Inc.	5.750	09/26/19	2,359,088	2,395,785
Lord & Taylor LLC	5.750	01/11/19	848,037	855,104

Consumer Staples 1.4%				15,432,028

Food & Staples Retailing 0.3%
AdvancePierre Foods	5.750	07/10/17	1,765,000	1,792,578
SUPERVALU, Inc.	8.000	08/30/18	1,453,259	1,477,783

Food Products 0.6%
Del Monte Corp.	4.500	03/08/18	2,454,863	2,462,534
Dole Food Company, Inc.	5.018	07/06/18	1,260,303	1,263,104
Dole Food Company, Inc.	5.033	07/06/18	704,286	705,851
Pinnacle Foods Finance LLC	4.750	10/17/18	2,323,325	2,349,878

Household Products 0.2%
Reynolds Group Holdings, Inc.	4.750	09/28/18	2,334,150	2,365,953

Personal Products 0.3%
Revlon Consumer Products Corp.	4.750	11/17/17	2,993,022	3,014,347

Energy 1.0%				10,331,110

Energy Equipment & Services 0.4%
Offshore Group Investment, Ltd.	6.250	10/26/17	3,570,900	3,597,682

Oil, Gas & Consumable Fuels 0.6%
Arch Coal, Inc.	5.750	05/16/18	1,261,831	1,294,053
EP Energy LLC	5.000	05/24/18	2,931,000	2,961,532
Plains Exploration & Production Company	4.000	11/30/19	1,272,000	1,274,952
Samson Investment Company	6.000	09/25/18	1,190,000	1,202,891

Financials 1.9%				20,780,879

Capital Markets 0.6%
GCA Services Group, Inc.	5.250	11/01/19	1,768,000	1,766,895
Sequa Corp.	5.250	05/29/17	4,893,425	4,962,750

Consumer Finance 0.2%
Ocwen Financial Corp. (T)	TBD	01/22/18	2,355,000	2,383,703

Diversified Financial Services 0.5%
Compass Investors, Inc.	5.250	12/27/19	2,390,000	2,410,913
GMACM Borrower LLC	6.000	11/18/13	2,576,333	2,576,333
GMACM Borrower LLC	7.750	11/18/13	515,000	517,575

Insurance 0.3%
CNO Financial Group, Inc.	5.000	09/20/18	2,744,582	2,768,597

22

Multi Sector Bond Fund Fund’s investments As of 1-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Financials (continued)

Real Estate Investment Trusts 0.3%
iStar Financial, Inc.	5.750	09/28/17	3,343,954	$3,394,113

Health Care 2.6%				28,818,729

Biotechnology 0.2%
Par Pharmaceutical Companies, Inc.	5.000	09/30/19	2,054,850	2,079,251

Health Care Equipment & Supplies 0.6%
Air Medical Group Holdings, Inc. (T)	TBD	06/30/18	465,000	473,138
Air Medical Group Holdings, Inc.	6.500	11/29/13	1,860,000	1,892,550
Biomet, Inc.	4.004	07/25/17	1,192,013	1,203,924
Hologic, Inc.	4.500	08/01/19	1,573,385	1,593,052
US Renal Care, Inc.	6.250	07/02/19	1,244,059	1,262,719

Health Care Providers & Services 1.0%
DaVita, Inc.	4.000	11/01/19	1,230,000	1,242,080
DaVita, Inc.	4.500	10/20/16	2,188,566	2,211,820
Emergency Medical Services Corp.	5.250	05/25/18	2,531,971	2,537,035
Golden Gate National Senior Care LLC	5.000	05/04/18	1,501,903	1,438,072
IASIS Healthcare LLC	5.000	05/03/18	1,381,120	1,391,910
Vanguard Health Holding Company II LLC	5.000	01/29/16	1,921,494	1,936,482

Health Care Technology 0.3%
IMS Health, Inc.	4.500	08/25/17	586,504	589,436
Kinetic Concepts, Inc.	5.500	05/04/18	2,551,143	2,588,773

Life Sciences Tools & Services 0.1%
Pharmaceutical Product Development, Inc. (T)	TBD	12/05/18	1,687,000	1,695,435

Pharmaceuticals 0.4%
Valeant Pharmaceuticals International, Inc.	4.250	02/13/19	2,202,000	2,229,869
Warner Chilcott Company LLC	4.250	03/15/18	2,431,403	2,453,183

Industrials 1.6%				17,893,337

Aerospace & Defense 0.5%
DAE Aviation Holdings, Inc.	6.250	10/29/18	1,415,260	1,440,027
DAE Aviation Holdings, Inc.	6.250	11/02/18	641,585	652,812
Silver II Borrower SCA	5.000	12/13/19	1,785,000	1,801,958
TransDigm, Inc.	4.000	02/14/17	1,764,000	1,778,112

Building Products 0.3%
Air Distribution Technologies, Inc.	5.000	11/01/18	3,170,000	3,217,550

Commercial Services & Supplies 0.1%
ADS Waste Holdings, Inc.	5.250	10/09/19	1,150,000	1,159,344

Industrial Conglomerates 0.2%
Tomkins, Ltd.	3.750	09/30/16	2,118,296	2,136,831

Machinery 0.5%
Mirror Bidco Corp.	5.250	12/11/19	1,830,000	1,844,488
Navistar, Inc.	7.000	07/16/14	1,176,053	1,191,341
Rexnord LLC	4.500	04/02/18	2,648,363	2,670,874

23

Multi Sector Bond Fund Fund’s investments As of 1-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Information Technology 2.0%				$21,959,299

Communications Equipment 0.3%
Alcatel-Lucent (T)	TBD	01/13/19	3,515,000	3,554,544

Internet Software & Services 0.4%
Fibertech Networks LLC	5.750	11/26/19	1,985,000	2,004,850
SkillSoft Corp.	5.000	05/26/17	2,238,772	2,272,354

Semiconductors & Semiconductor Equipment 0.5%
NXP BV	4.750	01/11/20	1,000,000	1,012,188
NXP Funding LLC	4.500	03/03/17	2,495,550	2,526,744
NXP Funding LLC	5.500	03/03/17	2,215,950	2,256,808

Software 0.8%
First Data Corp.	4.205	03/23/18	3,971,632	3,935,641
First Data Corp.	5.205	09/24/18	1,175,000	1,174,510
Infor US, Inc.	5.250	04/05/18	3,179,531	3,221,660

Materials 1.1%				11,763,696

Chemicals 0.6%
Chemtura Corp.	5.500	08/27/16	3,413,518	3,449,787
INEOS US Finance LLC	6.500	05/04/18	2,294,265	2,344,438
OM Group, Inc.	5.750	08/02/17	812,713	816,776

Construction Materials 0.3%
Apex Tool Group (T)	TBD	01/28/20	930,000	938,719
S.T. Dupont SA (T)	TBD	01/17/20	1,845,000	1,871,896

Metals & Mining 0.2%
Novelis, Inc.	4.000	03/10/17	2,315,548	2,342,080

Telecommunication Services 1.2%				12,645,772

Diversified Telecommunication Services 1.1%
Intelsat Jackson Holdings SA	4.500	04/02/18	2,304,225	2,331,876
Level 3 Financing, Inc.	4.750	08/01/19	2,585,000	2,610,204
Level 3 Financing, Inc.	5.250	08/01/19	1,973,000	1,993,717
Syniverse Holdings, Inc.	5.000	04/23/19	2,810,875	2,831,957
Telesat Canada	4.250	03/28/19	1,687,200	1,701,437

Wireless Telecommunication Services 0.1%
Cricket Communications, Inc.	4.750	10/10/19	1,170,000	1,176,581

Utilities 0.8%				8,822,599

Electric Utilities 0.6%
Texas Competitive Electric Holdings Company LLC	4.742	10/10/17	9,988,544	6,556,540

Independent Power Producers & Energy Traders 0.2%
Calpine Corp.	4.500	04/02/18	2,245,013	2,266,059

Collateralized Mortgage Obligations 18.0%				$196,287,790

(Cost $180,798,136)

Commercial & Residential 17.8%				194,685,397

7 WTC Depositor LLC Trust
Series 2012-7WTC, Class A (S)	4.082	03/13/31	1,500,000	1,580,132
American General Mortgage Loan Trust
Series 2010-1A, Class A2 (P) (S)	5.650	03/25/58	7,000,000	7,408,345

24

Multi Sector Bond Fund Fund’s investments As of 1-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Commercial & Residential (continued)

American Home Mortgage Assets
Series 2007-1, Class A1 (P)	0.871	02/25/47	5,629,410	$3,448,166
BAMLL-DB Trust
Series 2012-OSI , Class A1 (S)	2.343	04/13/29	3,418,863	3,468,273
BCAP LLC Trust
Series 2009, Class 7A1 (P) (S)	6.120	08/26/36	2,290,316	2,347,996
Series 2011, Class 21A5 (P) (S)	3.105	06/26/34	3,561,694	3,575,161
Series 2012-RR9, Class 2A5 (P) (S)	0.374	08/26/46	4,645,354	4,506,774
BCRR Trust
Series 2009-1, Class 2A1 (P) (S)	5.858	07/17/40	3,200,000	3,790,397
Bear Stearns Commercial Mortgage Securities
Series 2005-T20, Class A4A (P)	5.149	10/12/42	2,240,000	2,470,066
Citigroup Mortgage Loan Trust, Inc.
Series 2010-8, Class 5A6 (S)	4.000	11/25/36	5,693,241	5,908,929
Series 2010-8, Class 6A6 (S)	4.500	12/25/36	5,521,649	5,846,466
Series 2012-1, Class 1A1 (P) (S)	0.574	06/25/35	5,014,947	4,874,835
Commercial Mortgage Pass Through Certificates
Series 2006, Class C8	5.377	12/10/46	2,075,000	1,826,840
Series 2007-C9, Class A4 (P)	5.800	12/10/49	2,475,000	2,909,437
Countrywide Home Loan Mortgage Pass Through Trust
Series 2004-25, Class 1A1 (P)	0.534	02/25/35	4,150,937	3,686,173
Series 2004-25, Class 2A1 (P)	0.544	02/25/35	5,865,235	5,282,788
Series 2006-3, Class 3A1 (P)	0.454	02/25/36	2,892,495	2,181,346
Credit Suisse Mortgage Capital Certificates
Series 2010-16, Class A3 (P) (S)	4.091	06/25/50	2,450,000	2,390,433
Series 2010-20R, Class 5A6 (P) (S)	3.500	09/27/35	3,536,003	3,549,987
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
Series 2007-OA2, Class A1 (P)	0.942	04/25/47	2,813,485	2,197,419
First Horizon Alternative Mortgage Securities
Series 2005-AA12, Class 1A1 (P)	2.494	02/25/36	2,925,015	2,256,254
FREMF Mortgage Trust
Series 2011-K701, Class C (P) (S)	4.286	07/25/48	6,125,000	6,293,866
Series 2012-K710, Class C (P) (S)	3.819	06/25/47	4,500,000	4,455,896
GS Mortgage Securities Corp. II
Series 2007, Class G10 (P)	5.791	08/10/45	5,325,000	5,251,238
Harborview Mortgage Loan Trust
Series 2007-3, Class 2A1A (P)	0.405	05/19/47	4,099,908	3,189,716
Indymac INDA Mortgage Loan Trust
Series 2005-AR2, Class 1A1 (P)	2.540	01/25/36	1,637,247	1,537,454
Indymac Index Mortgage Loan Trust
Series 2005-16IP, Class A1 (P)	0.524	07/25/45	2,785,743	2,289,959
Jefferies & Company, Inc.
Series 2008-R1, Class A (P) (S)	7.537	06/25/47	3,114,959	2,293,096
Series 2009-R2, Class 4A (P) (S)	2.865	05/26/37	2,026,110	2,028,752
Series 2009-R9, Class 1A1 (P) (S)	2.690	08/26/46	1,771,593	1,795,237
Series 2010-R8, Class 1A1 (P) (S)	0.410	02/26/47	1,242,398	1,221,303
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-CB13, Class A2FX (S)	5.130	01/12/43	111,939	112,669
Series 2006-LDP9, Class AJ	5.411	05/15/47	2,800,000	2,224,334
Series 2010-C1, Class A1 (S)	3.853	06/15/43	2,694,876	2,861,109
Series 2011-CCHP, Class A (P) (S)	2.600	07/15/28	599,976	600,344
JPMorgan Re-REMIC
Series 2009-12, Class 1A1 (P) (S)	5.790	07/26/37	550,909	567,722
Series 2011-2 , Class 1A3 (P) (S)	0.854	08/26/37	3,906,601	3,788,781

25

Multi Sector Bond Fund Fund’s investments As of 1-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Commercial & Residential (continued)

LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class A4	5.372	09/15/39	526,000	$599,962
Lehman XS Trust
Series 2007-4N, Class 3A2A (P)	0.922	03/25/47	849,333	670,648
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class A (P)	0.326	12/12/49	846,398	841,906
Morgan Stanley Re-REMIC Trust
Series 2011-KEYA, Class 1A (S)	4.250	12/19/40	3,764,080	3,809,283
MortgageIT Trust
Series 2004-2, Class A1 (P)	0.574	12/25/34	2,398,642	2,353,080
Nomura Resecuritization Trust
Series 2011-1RA, Class 1A5 (P) (S)	2.520	03/26/36	3,903,163	3,915,302
OBP Depositor LLC Trust
Series 2010-OBP, Class A (S)	4.646	07/15/45	2,500,000	2,892,438
RBSSP Resecuritization Trust
Series 2012-6, Class 4A1 (P) (S)	0.540	01/26/36	4,220,851	3,604,704
Series 2012-6, Class 5A1 (P) (S)	0.670	12/26/35	2,897,257	2,622,857
Series 2012-6, Class 6A1 (P) (S)	0.544	11/26/35	4,742,611	4,286,434
Series 2012-6, Class 7A1 (P) (S)	0.404	02/26/37	3,324,893	3,071,650
Series 2012-6, Class 9A1 (P) (S)	0.554	11/26/35	2,413,205	2,324,515
Series 2012-6, Class 10A1 (P) (S)	0.354	08/26/36	3,158,063	2,859,416
Series 2013-1, Class 4A1 (P) (S)	0.374	01/26/37	2,082,900	1,869,403
Structured Asset Mortgage Investments, Inc.
Series 2005-AR5, Class A3 (P)	0.455	07/19/35	2,685,373	2,641,566
Series 2005-AR6, Class 2A1 (P)	0.514	09/25/45	4,081,207	2,974,902
WaMu Mortgage Pass Through Certificates
Series 2004-AR8, Class A1 (P)	0.670	06/25/44	2,120,462	1,875,623
Series 2005-11, Class A1 (P)	0.524	08/25/45	4,442,709	4,160,375
Series 2005-AR1, Class A1A (P)	0.524	01/25/45	1,982,667	1,883,222
Series 2005-AR6, Class 2A1A (P)	0.434	04/25/45	5,437,263	5,083,352
Series 2005-AR8, Class 1A (P)	0.474	07/25/45	3,806,498	3,544,672
Series 2005-AR9, Class A1A (P)	0.524	07/25/45	2,538,267	2,439,117
Series 2005-AR13, Class A1A1 (P)	0.494	10/25/45	4,223,643	3,966,166
Series 2005-AR13, Class A1B2 (P)	0.634	10/25/45	2,366,993	2,109,045
Series 2005-AR17, Class A1A2 (P)	0.494	12/25/45	3,422,859	3,080,135
Series 2005-AR19, Class A1A1 (P)	0.474	12/25/45	3,845,406	3,582,499
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR4, Class 2A2 (P)	2.698	04/25/35	2,947,607	2,982,368
Series 2005-AR9, Class 3A1 (P)	2.679	06/25/34	858,042	870,217
Series 2005-AR12, Class 2A6 (P)	2.626	06/25/35	1,742,223	1,752,847

U.S. Government Agency 0.2%				1,602,393

Federal Home Loan Mortgage Corp.
Freddie Mac Series 3733, Class A	4.000	04/15/28	585,796	598,811
Freddie Mac Series 3829 IO	4.500	08/15/39	7,710,722	1,003,582

Asset Backed Securities 3.2%				$35,318,776

(Cost $34,035,769)

Cabela's Master Credit Card Trust
Series 2010-2A, Class A1 (S)	2.290	09/17/18	3,000,000	3,117,789
Carrington Mortgage Loan Trust
Series 2006-FRE1, Class A2 (P)	0.314	07/25/36	3,493,262	3,388,265
GSAMP Trust
Series 2007-HE2, Class A2A (P)	0.324	03/25/47	959,691	946,887

26

Multi Sector Bond Fund Fund’s investments As of 1-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Asset Backed Securities (continued)

Long Beach Mortgage Loan Trust
Series 2005-WL2, Class M1 (P)	0.674	08/25/35	3,446,785	$3,371,190
Morgan Stanley ABS Capital I
Series 2004-WMC3, Class M2 (P)	0.999	01/25/35	3,950,000	3,845,570
Nationstar Home Equity Loan Trust
Series 2007-A, Class AV2 (P)	0.304	03/25/37	960,637	959,921
SLC Student Loan Trust
Series 2010-B, Class A1 (P) (S)	4.000	07/15/42	1,708,845	1,806,470
SLM Student Loan Trust
Series 20011-1, Class A1 (P)	0.724	03/25/26	3,905,551	3,936,991
Series 2012-C, Class A1 (P) (S)	1.306	08/15/23	1,556,136	1,571,131
Soundview Home Equity Loan Trust
Series 2005-OPT3, Class A4 (P)	0.504	11/25/35	1,673,723	1,645,372
Structured Asset Securities Corp.
Series 2007-BC3, Class 2A1 (P)	0.264	05/25/47	2,612,438	2,559,873
Series 2008-BC4, Class A3 (P)	0.454	11/25/37	3,638,732	3,519,458
TAL Advantage LLC
Series 2010-2A, Class A (S)	4.300	10/20/25	2,402,500	2,455,994
Series 2011-1A, Class A (S)	4.600	01/20/26	2,120,000	2,193,865

			Shares	Value

Common Stocks 0.0%				$4

(Cost $607,055)

Industrials 0.0%				4

Air Freight & Logistics 0.0%
General Maritime Corp. (I)			417	4

Materials 0.0%				0

Paper & Forest Products 0.0%
NewPage Corp. (I)			1,300	0

Preferred Securities 0.2%				$1,527,844

(Cost $1,749,403)

Energy 0.2%				1,474,327

Oil, Gas & Consumable Fuels 0.2%
Apache Corp., Series D, 6.000%			13,780	652,207
SandRidge Energy, Inc., 8.500%			7,440	822,120

Materials 0.0%				53,517

Metals & Mining 0.0%
Molycorp, Inc., 5.500%			1,808	53,517

Warrants 0.0%				$0

(Cost $0)

General Maritime Corp. (Expiration Date: 05/17/2017, Strike Price: $42.50) (I)			646	0

27

Multi Sector Bond Fund Fund’s investments As of 1-31-13 (Unaudited)

	Yield	Shares	Value

Short-Term Investments 5.4%			$59,072,820

(Cost $59,072,820)

Money Market Funds 5.0%			54,766,343

State Street Institutional Liquid Reserves Fund	0.1447% (Y)	54,766,343	54,766,343

		Par value^	Value
Repurchase Agreement 0.4%			4,306,477

Repurchase Agreement with State Street Corp., dated 1-31-13 at
0.010% to be repurchased at $4,306,478 on 2-1-13, collateralized by $4,585,000 Federal National Mortgage Association, 2.080% due
11-2-22 (valued at $4,501,484, including interest)		4,306,477	4,306,477

Total investments (Cost $1,075,798,598)† 102.5%			$1,118,076,134

Other assets and liabilities, net (2.5%)			($26,822,326)

Total net assets 100.0%			$1,091,253,808

^The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund. All par values are denominated in U.S. Dollars unless otherwise indicated.

Currency Abbreviations

BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
ZAR	South African Rand

28

Multi Sector Bond Fund Fund’s investments As of 1-31-13 (Unaudited)

Notes to Portfolio of Investments

IO Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

LIBOR London Interbank Offered Rate

PIK Paid In Kind

TBA To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.

TBD To Be Determined

(C) Security purchased on a when-issued or delayed delivery.

(D) Par value of foreign bonds is expressed in local currency as shown parenthetically.

(H) Non-income producing - Issuer is in default.

(I) Non-income producing security.

(K) Underlying issuer is shown parenthetically in security description.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $198,547,264 or 18.2% of the Fund's net assets as of 1-31-13.

(T) This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(Y) The rate shown is the annualized seven-day yield as of 1-31-13.

(Z) Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.

† At 1-31-13, the aggregate cost of investment securities for federal income tax purposes was $1,078,816,681.
Net unrealized appreciation aggregated $39,259,453, of which $47,457,132 related to appreciated investment securities and $8,197,679 related to depreciated investment securities.

The Fund had the following country concentration as a percentage of net assets on 1-31-13:

United States	80.7%
Canada	2.5%
United Kingdom	2.2%
Netherlands	1.3%
Luxembourg	1.3%
France	1.1%
Brazil	1.0%
Mexico	1.0%
Cayman Islands	0.8%
Italy	0.7%
Other Countries	7.4%

29

Multi Sector Bond Fund Statement of Assets and Liabilities — January 31, 2013 (Unaudited)

Assets

Investments, at value (Cost $1,075,798,598)	$ 1,118,076,134
Foreign currency, at value (Cost $54,130)	51,248
Cash held at broker for futures contracts	2,809,385
Cash collateral for swap contracts	8,333,000
Receivable for investments sold	79,653,531
Receivable for delayed delivery securities sold	6,672,380
Receivable for forward foreign currency
exchange contracts	227,648
Dividends and interest receivable	8,959,141
Other receivables and prepaid expenses	3,622

Total assets	1,224,786,089

Liabilities

Payable for investments purchased	93,843,750
Payable for forward foreign currency exchange
contracts	197,294
Payable for delayed delivery securities
purchased	33,644,969
Payable for fund shares repurchased	72,989
Swap contracts, at value (includes net
unamortized upfront payments of $100,352)	5,290,511
Payable for futures variation margin	324,711
Distributions payable	143
Payable to affiliates
Accounting and legal services fees	6,879
Transfer agent fees	7
Trustees' fees	395
Other liabilities and accrued expenses	150,633

Total liabilities	133,532,281

Net assets	1,091,253,808

Net assets consist of

Paid-in capital	$ 1,054,092,391
Undistributed net investment income	3,058,922
Accumulated net realized gain (loss) on
investments, futures contracts, foreign currency
transactions and swap agreements	(9,080,021)
Net unrealized appreciation (depreciation) on
investments, futures contracts, translation of
assets and liabilities in foreign currencies and
swap agreements	43,182,516

Net assets	$ 1,091,253,808

Net asset value per share

Based on net asset values and shares
outstanding-the Fund has an unlimited number
of shares authorized with no par value
Class A ($26,247 ÷ 2,500 shares)[1]	$ 10.50
Class I ($26,250 ÷ 2,500 shares)	$ 10.50
Class NAV ($1,091,201,311 ÷ 103,927,189
shares)	$ 10.50

Maximum offering price per share
Class A (net asset value per share ÷ 95.5%)[2]	$ 10.99

[1] Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charges.
2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements.
30

Multi Sector Bond Fund Statement of Operations — For the six months ended January 31, 2013 (Unaudited)

Investment income

Interest	$ 25,258,675
Dividends	60,002

Total investment income	25,318,677

Expenses

Investment management fees	3,929,481
Distribution and service fees	39
Accounting and legal services fees	72,888
Transfer agent fees	38
Trustees' fees	6,182
Professional fees	43,480
Custodian fees	121,205
Registration and filing fees	11,330
Other	8,928

Total expenses	4,193,571

Less expense reductions and amounts
recaptured	(18,226)

Net expenses	4,175,345

Net investment income	21,143,332

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	13,119,985
Futures contracts	(1,005,586)
Swap contracts	(8,003,050)
Foreign currency transactions	(767,957)
3,343,392

Change in net unrealized appreciation
(depreciation) of
Investments	12,936,431
Futures contracts	5,955,458
Swap contracts	(919,447)
Translation of assets and liabilities in foreign
currencies	105,837
18,078,279

Net realized and unrealized gain	21,421,671

Increase in net assets from operations	$ 42,565,003

See notes to financial statements.
31

Multi Sector Bond Fund Statements of Changes in Net Assets

	Six months
	ended	Year ended
	1/31/13	7/31/12
	(Unaudited)
Increase (decrease) in net assets

From operations
Net investment income	$ 21,143,332	$ 44,883,578
Net realized gain (loss)	3,343,392	(10,452,527)
Change in net unrealized appreciation
(depreciation)	18,078,279	5,977,353

Increase in net assets resulting from
operations	42,565,003	40,408,404

Distributions to shareholders
From net investment income
Class A	(429)	(964)
Class I	(472)	(1,054)
Class NAV	(20,848,961)	(45,112,792)
From net realized gain
Class A	—	(114)
Class I	—	(114)
Class NAV	—	(4,647,740)
Total distributions	(20,849,862)	(49,762,778)

From Fund share transactions	(56,442)	55,637,380

Total increase	21,658,699	46,283,006

Net assets

Beginning of period	1,069,595,109	1,023,312,103

End of period	$ 1,091,253,808	$ 1,069,595,109

Undistributed net investment income	$ 3,058,922	$ 2,765,452

See notes to financial statements.
32

Multi Sector Bond Fund Financial Highlights (For a share outstanding throughout the period)

Class A Shares

Period ended
	1-31-13[1]	7-31-12	7-31-11	7-31-10[2]
Per share operating performance

Net asset value, beginning of period	$10.30	$10.41	$10.25	$10.00

Net investment income[3]	0.17	0.38	0.39	0.25
Net realized and unrealized gain (loss) on
investments	0.20	(0.05)	0.26	0.25

Total from investment operations	0.37	0.33	0.65	0.50

Less distributions
From net investment income	(0.17)	(0.39)	(0.46)	(0.25)
From net realized gain	—	(0.05)	(0.03)	—

Total distributions	(0.17)	(0.44)	(0.49)	(0.25)

Net asset value, end of period	$10.50	$10.30	$10.41	$10.25

Total return (%)[4,5]	3.63[6]	3.27	6.37	5.06[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$— [7]	$— [7]	$— [7]	$— [7]
Ratios (as a percentage of average net
assets):
Expenses before reductions and amounts
recaptured	1.24[8]	1.25	1.24	1.19[8]
Expenses including reductions and amounts
recaptured	1.24[8]	1.25	1.24	1.19[8]
Net investment income	3.32[8]	3.81	3.75	3.26[8]
Portfolio turnover (%)	39	60	80	68

[1] Six months ended 1-31-13. Unaudited.
[2] Period from 11-2-09 (commencement of operations) to 7-31-10.
[3] Based on the average daily shares outstanding.
[4] Does not reflect the effect of sales charges, if any.
[5] Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
[6] Not annualized.
[7] Less than $500,000.
[8] Annualized.

See notes to financial statements.
33

Multi Sector Bond Fund Financial Highlights (For a share outstanding throughout the period)

Class I Shares

Period ended
	1-31-13[1]	7-31-12	7-31-11	7-31-10[2]
Per share operating performance

Net asset value, beginning of period	$10.30	$10.41	$10.24	$10.00

Net investment income[3]	0.19	0.42	0.42	0.26
Net realized and unrealized gain (loss) on
investments	0.20	(0.06)	0.26	0.25

Total from investment operations	0.39	0.36	0.68	0.51

Less distributions
From net investment income	(0.19)	(0.42)	(0.48)	(0.27)
From net realized gain	—	(0.05)	(0.03)	—

Total distributions	(0.19)	(0.47)	(0.51)	(0.27)

Net asset value, end of period	$10.50	$10.30	$10.41	$10.24

Total return (%)[4]	3.80[5]	3.64	6.70	5.18[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$— [6]	$— [6]	$— [6]	$— [6]
Ratios (as a percentage of average net
assets):
Expenses before reductions and amounts
recaptured	0.84[7]	0.85	0.81	1.20[7]
Expenses including reductions and amounts
recaptured	0.84[7]	0.88	0.95	0.95[7]
Net investment income	3.65[7]	4.16	4.01	3.48[7]
Portfolio turnover (%)	39	60	80	68

[1] Six months ended 1-31-13. Unaudited.
[2] Period from 11-2-09 (commencement of operations) to 7-31-10.
[3] Based on the average daily shares outstanding.
[4] Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
[5] Not annualized.
[6] Less than $500,000.
[7] Annualized.

See notes to financial statements.
34

Multi Sector Bond Fund Financial Highlights (For a share outstanding throughout the period)

Class NAV Shares

Period ended
	1-31-13[1]	7-31-12	7-31-11	7-31-10[2]
Per share operating performance

Net asset value, beginning of period	$10.30	$10.41	$10.24	$10.00

Net investment income[3]	0.20	0.43	0.44	0.29
Net realized and unrealized gain (loss) on
investments	0.20	(0.05)	0.26	0.24

Total from investment operations	0.40	0.38	0.70	0.53

Less distributions
From net investment income	(0.20)	(0.44)	(0.50)	(0.29)
From net realized gain	—	(0.05)	(0.03)	—

Total distributions	(0.20)	(0.49)	(0.53)	(0.29)

Net asset value, end of period	$10.50	$10.30	$10.41	$10.24

Total return (%)[4]	3.87[5]	3.78	6.92	5.32[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$1,091	$1,070	$1,023	$684
Ratios (as a percentage of average net
assets):
Expenses before reductions and amounts
recaptured	0.75[6]	0.75	0.77	0.78[6]
Expenses including reductions and amounts
recaptured	0.74[6]	0.75	0.77	0.77[6]
Net investment income	3.77[6]	4.29	4.21	3.90[6]
Portfolio turnover (%)	39	60	80	68

[1] Six months ended 1-31-13. Unaudited.
[2] Period from 11-2-09 (commencement of operations) to 7-31-10.
[3] Based on the average daily shares outstanding.
[4] Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
[5] Not annualized.
[6] Annualized.

See notes to financial statements.
35

Notes to financial statements (unaudited)

Note 1 — Organization
John Hancock Multi Sector Bond Fund (the Fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the
Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek maximum total return, which consists of income on its investments and capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class NAV shares are sold to John Hancock affiliated funds of funds and 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and registration fees for each class may differ.

Note 2 - Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the
United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock
Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the Fund in other open-end management investment companies are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered commodities exchange, or broker quotations. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of
Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value

36

foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of January 31, 2013, by major security category or type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	1-31-13	Price	Inputs	Inputs
Corporate Bonds	$488,000,271	—	$488,000,271	—
U.S. Government & Agency Obligations	37,746,630	—	37,746,630	—
Foreign Government Obligations	63,758,944	—	63,758,944	—
Capital Preferred Securities	157,568	—	157,568	—
Convertible Bonds	14,322,487	—	14,322,487	—
Structured Notes	6,714,526	—	5,983,455	$731,071
Term Loans	215,168,474	—	215,168,474	—
Collateralized Mortgage
Obligations	196,287,790	—	194,418,387	1,869,403
Asset Backed Securities	35,318,776	—	35,318,776	—
Common Stocks	4	—	—	4
Preferred Securities	1,527,844	$705,724	822,120	—
Warrants	—	—	—	—
Short-Term Investments	59,072,820	54,766,343	4,306,477	—

Total Investments in Securities	$1,118,076,134	$55,472,067	$1,060,003,589	$2,600,478
Other Financial Instruments:
Futures	$6,275,151	$6,275,151	—	—
Forward Foreign Currency Contracts	$30,354	—	$30,354	—
Interest Rate Swaps	($1,476,898)	—	($1,476,898)	—
Credit Default Swaps	($3,813,613)	—	($3,813,613)	—

When-issued/delayed delivery securities. The Fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (Sale
Commitments Outstanding). At the time that the Fund enters into a commitment to purchase or sell a security,

37

the transaction is recorded and the value of the security is reflected in the Fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time that the Fund enters into this type of transaction, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Term loans (Floating rate loans). The Fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. The Fund may have limited rights to enforce the terms of an underlying loan.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.
Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the
Fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

38

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $200 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations.
Commitment fees for the six months ended January 31, 2013 were $391. For the six months ended January 31,
2013, the Fund had no borrowings under the line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of July 31, 2012, the Fund has $6,904,134 of capital loss carryforward available to offset future net realized capital gains. The following table details the capital loss carryforward available as of July 31, 2012:

CAPITAL LOSS CARRYFORWARD

SHORT-TERM	LONG-TERM

$3,175,894	$3,728,240

39

As of July 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue
Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily and pays them monthly.
Capital gain distributions, if any, are paid annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, derivative transactions and amortization and accretion on debt securities.

New accounting pronouncement. In December 2011, the Financial Accounting Standards Board issued
Accounting Standards Update No. 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. ASU 2011-11 may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments.

Note 3 — Derivative instruments
The Fund may invest in derivatives in order to meet its investment objective. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities.
Specifically, the Fund is exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

The Fund has entered into collateral agreements with certain counterparties to mitigate counterparty risk on over-the-counter derivatives. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the
Fund is held by the custodian bank for the benefit of the Fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the Fund is held in a segregated account at the Fund's custodian and is noted in the accompanying portfolio of investments, or if cash is posted, on the
Statement of assets and liabilities. As of January 31, 2013, $8,333,000 was posted by the Fund for the benefit of counterparties.

40

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the Fund to the risk of loss of up to the notional value of the futures contracts.  Use of short futures contracts subjects the Fund to unlimited risk of loss.

Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures collateral receivable / payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the Fund. When the contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the six months ended January 31, 2013, the Fund used futures contracts to manage the duration of the portfolio. During the six months ended January 31, 2013, the Fund held futures contracts with aggregate settlement values ranging from $298.0 million to $333.6 million as measured at each quarter end. The following table summarizes the contracts held at January 31, 2013.

				Aggregate	Unrealized
	Number of		Expiration	Settlement	Appreciation
Open Contracts	Contracts	Position	Date	Value	(Depreciation)

U.S. Treasury 10-Year Note Futures	1,616	Short	Mar 2013	($212,150,500)	$3,733,896
U.S. Treasury 30-Year Bond Futures	403	Short	Mar 2013	(57,817,906)	2,397,586
U.S. Treasury Ultra Long Bond
Futures	30	Short	Mar 2013	(4,695,938)	275,980
U.S. Treasury 2-Year Note Futures	170	Long	Mar 2013	37,471,719	(13,909)
U.S. Treasury 5-Year Note Futures	129	Long	Mar 2013	15,961,734	(118,402)

					$6,275,151

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the
Fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the
Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

41

During the six months ended January 31, 2013, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rates and gain exposure to foreign currency. During the six months ended
January 31, 2013, the Fund held forward foreign currency contracts with USD notional values ranging from $9.5 million to $17.9 million as measured at each quarter end. The following table summarizes the contracts held at
January 31, 2013.

	Principal Amount	Principal Amount			Unrealized
	Covered by	Covered by			Appreciation
Currency	Contract	Contract (USD)	Counterparty	Settlement Date	(Depreciation)

Buys

BRL	2,085,189	$993,511	Citibank N.A.	2/4/2013	$53,612
BRL	1,465,210	715,616	Citibank N.A.	3/4/2013	18,034
CLP	23,950,002	50,533	Citibank N.A.	3/19/2013	(42)
EUR	8,825	11,979	Citibank N.A.	3/15/2013	6
MXN	3,826,171	298,000	Citibank N.A.	5/6/2013	256
NGN	41,075,630	258,000	Citibank N.A.	3/21/2013	(466)
NGN	47,947,500	300,000	Citibank N.A.	4/17/2013	(1,827)
RON	550,845	159,781	Citibank N.A.	3/18/2013	9,929
RON	136,770	40,000	Citibank N.A.	3/19/2013	2,132
RON	397,070	119,276	Citibank N.A.	4/25/2013	2,495
RUB	62,497,210	1,968,819	Citibank N.A.	2/1/2013	113,589
RUB	9,742,075	312,858	Citibank N.A.	3/18/2013	9,591
RUB	9,174,983	295,622	Citibank N.A.	3/19/2013	8,008
RUB	43,242,430	1,413,567	Citibank N.A.	4/24/2013	9,083

		$6,937,562			$224,400

Sells

BRL	2,085,190	$1,020,888	Citibank N.A.	2/4/2013	($26,236)
BRL	939,288	461,000	Citibank N.A.	3/4/2013	(9,314)
COP	850,704,000	479,000	Citibank N.A.	2/19/2013	382
EUR	4,858,400	6,468,377	Citibank N.A.	3/15/2013	(129,780)
GBP	154,600	245,672	Citibank N.A.	3/15/2013	531
RON	550,845	168,686	Citibank N.A.	3/18/2013	(1,024)
RON	136,770	41,464	Citibank N.A.	3/19/2013	(668)
RUB	62,497,210	2,054,921	Citibank N.A.	2/1/2013	(27,486)
RUB	1,312,790	43,000	Citibank N.A.	3/18/2013	(451)

		$10,983,008			($194,046)

Currency Abbreviations

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso

42

NGN	Nigerian Naira
RON	Romanian New Leu
RUB	Russian Ruble

Swaps. Swap agreements are agreements between a Fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the over-the-counter market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the Fund are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the Fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the Fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities.
Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The Fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between a Fund and counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

During the six months ended January 31, 2013, the Fund used interest rate swaps to manage the duration of the portfolio. The following table summarizes the interest rate swap contracts held as of January 31, 2013.

	USD Notional	Payments Made	Payments Received	Maturity
Counterparty	Amount	by Fund	by Fund	Date	Market Value

Citibank N.A.	$10,160,000	Fixed 3.5825%	3 Month LIBOR (a)	Dec 2019	($1,476,898)

(a) At 1-31-13, the 3 Month LIBOR rate was 0.29800%

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the
Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The Fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the Fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

43

During the six months ended January 31, 2013, the Fund used CDS as a Buyer of protection to manage against potential credit events. During the six months ended January 31, 2013, the Fund held credit default swap contracts with total USD notional amounts ranging from $165.3 million to $231.6 million as measured at each quarter end. The following table summarizes the credit default swap contracts the Fund held as of January 31,
2013 as a Buyer of protection.

					Unamortized
					Upfront	Unrealized
	Reference	USD Notional	(Pay)/Received	Maturity	Payment Paid	Appreciation	Market
Counterparty	Obligation	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Value

Citibank N.A.	CDX.NA.IG.18	$110,400,000	(1.000%)	Jun 2017	($332,958)	($867,779)	($1,200,737)
Credit Suisse
International	LCDX.NA.18	24,750,000	(2.500%)	Jun 2017	1,238,174	(1,864,183)	(626,009)
JP Morgan Chase
Bank	LCDX.NA.18	30,195,000	(2.500%)	Jun 2017	1,510,571	(2,274,303)	(763,732)

		$165,345,000			$2,415,787	($5,006,265)	($2,590,478)

Implied credit spreads are utilized in determining the market value of CDS agreements in which the Fund is the
Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown.  Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a Fund as the Seller could be required to make under any CDS agreement would be an amount equal to the notional amount of the agreement.

The Fund used CDS as a Seller of protection during the six months ended January 31, 2013 to take a long exposure to the reference credit indices. During the six months ended January 31, 2013, the Fund acted as Seller on credit default swap contracts with total USD notional amounts ranging up to $13.8 million as measured at each quarter end. The following table summarizes the credit default swap contracts the Fund held as of January 31, 2013 where the Fund acted as a Seller of protection.

						Unamortized
		Implied	USD			Upfront	Unrealized
	Reference	Credit	Notional	(Pay)/Received	Maturity	Payment Paid	Appreciation	Market
Counterparty	Obligation	Spread	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Value

	CMBX NA
Citibank N.A.	AAA 4	4.06%	$4,000,000	0.350%	Feb 2051	($770,547)	$626,757	($143,790)
Citibank N.A.	CMBX NA	3.86%		0.500%	Feb 2051	(287,973)	161,315	(126,658)

44

	AM 4		1,150,000
	CMBX NA
Citibank N.A.	AM 4	3.86%	4,000,000	0.500%	Feb 2051	(401,728)	(38,821)	(440,549)
	CMBX NA
Citibank N.A.	AM 4	3.86%	3,000,000	0.500%	Feb 2051	(517,469)	187,057	(330,412)
	CMBX NA
Citibank N.A.	AM 4	3.86%	1,650,000	0.500%	Feb 2051	(337,718)	155,992	(181,726)

			$13,800,000			($2,315,435)	$1,092,300	($1,223,135)

Fair value of derivative instruments by risk category The table below summarizes the fair value of derivatives held by the Fund at January 31, 2013 by risk category:

		FINANCIAL	ASSET	LIABILITY
RISK	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Interest rate contracts	Payable for futures	Futures	$6,407,462 †	($132,311) †
	Swap contracts, at value	Interest rate swaps	-	(1,476,898)

Credit contracts	Swap contracts, at value	Credit default swaps	-	(3,813,613)

Foreign currency	Receivable/Payable for foreign	Foreign forward
contracts	currency exchange contracts	currency contracts	227,648	(197,294)

Total			$6,635,110	($5,620,116)

† Reflects cumulative appreciation/depreciation on futures as disclosed above. Only the year end variation margin is separately disclosed in the Statement of assets and liabilities.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2013:

Statement of Operations Location - Net Realized Gain (Loss) on:

			Foreign Currency
Risk	Futures Contracts	Swap Contracts	Transactions*	Total

Interest rate contracts	($1,005,586)	($158,477)	-	($1,164,063)
Credit contracts	-	(7,844,573)	-	(7,844,573)
Foreign currency contracts	-	-	($339,213)	(339,213)

Total	($1,005,586)	($8,003,050)	($339,213)	($9,347,849)

* Realized gain/loss associated with foreign currency contracts is included in this caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase
(decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2013:

45

Statement of Operations Location - Change in Unrealized Appreciation (Depreciation) of:

			Translation of assets
			and liabilities in
Risk	Futures Contracts	Swap Contracts	foreign currencies*	Total

Interest rate contracts	$5,955,458	$279,804	-	$6,235,262
Credit contracts	-	(1,199,251)	-	(1,199,251)
Foreign currency contracts	-	-	$113,268	113,268

Total	$5,955,458	($919,447)	$113,268	$5,149,279

*Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statements of operations.

Note 4 - Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.
The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 – Fees and transactions with affiliates
John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Fund. John
Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The
Adviser and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: a) 0.740% of the first
$250,000,000 of the Fund’s average daily net assets, b) 0.700% of the next $500,000,000 of the Fund’s average daily net assets and c) 0.675% of the Fund’s average daily net assets in excess of $750,000,000. The Adviser has a subadvisory agreement with Stone Harbor Investment Partners LP. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has contractually agreed to waive a portion of its management fee for certain funds (the Participating
Funds) of the Trust and John Hancock Variable Insurance Trust. The waiver equals, on an annualized basis, 0.01%
of that portion of the aggregate net assets of all the Participating Funds that exceeds $75 billion but is less than
$100 billion; and 0.015% of that portion of the aggregate net assets of all the Participating Funds that equals or exceeds $100 billion. The amount of the reimbursement is calculated daily and allocated among all the
Participating Funds in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Adviser upon notice to the funds and with the approval of the Board of Trustees.

The Adviser has voluntarily agreed to waive fees and/or reimburse operating expenses for Class A and Class I shares excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or expense reimbursements are such that these expenses will not exceed 1.25%
and 1.05% for Class A and Class I shares, respectively. The fee waivers and/or reimbursements will continue in effect until terminated at any time by the Adviser on notice to the Fund. Prior to December 1, 2012, these fee waivers and/or expense reimbursements were contractual.

46

Additionally, the Adviser has voluntarily agreed to waive and/or reimburse other expenses of the Fund excluding advisory fees, Rule 12b-1 fees, service fees, transfer agent fees, blue sky fees, taxes, brokerage commissions, interest expense, printing and postage, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The waivers are such that these expenses will not exceed 0.15% of average net assets. This voluntary expense reimbursement will continue in effect until terminated at any time by the Adviser on notice to the Fund.

Accordingly, these expense reductions described above amounted to $18,226 for Class NAV shares for the six months ended January 31, 2013.

The investment management fees, including the impact of the waivers and reimbursements described above, incurred for the six months ended January 31, 2013 were equivalent to the net effective rate of 0.70% of the
Fund’s average daily net assets.

Expense recapture. The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements, for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred. There were no expenses waived or reimbursed subject to potential recovery. For the six months ended January 31, 2013 the Fund did not recapture any expenses.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended January 31, 2013 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A pursuant to Rule 12b-1 under the 1940 Act, to pay the
Distributor for services provided as the distributor of shares of the Fund. The Fund pays 0.30% for Class A shares for distribution and service fees, expressed as an annual percentage of average daily net assets.

Sales charges. Class A shares are assessed up-front sales charges. During the six months ended January 31, 2013, there were no up-front sales charges received by the Distributor with regard to sales of Class A shares.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed.
Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended January 31, 2013, there were no CDSCs received by the Distributor for Class A shares.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc.
(Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The
Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by

47

certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services
Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share
Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended January 31, 2013 were:

	Distribution and	Transfer agent
Class	service fees	fees

A	$39	$25

I	-	13

Total	$39	$38

The Fund did not incur printing and postage and state registration fees for the six months ended January 31, 2013.

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each Fund based on its average daily net assets.

Note 6 - Fund share transactions
Transactions in Fund shares for the six months ended January 31, 2013 and for the year ended July 31, 2012 were as follows:

	Six months ended		Year ended
	1/31/13		7/31/12

	Shares	Amount	Shares	Amount
Class NAV shares
Sold	7,085,325	$73,840,375	11,100,561	$112,124,293
Distributions reinvested	1,998,649	20,848,961	4,945,978	49,759,698
Repurchased	(9,009,790)	(94,745,778)	(10,488,234)	(106,246,611)

Net increase	74,184	($56,442)	5,558,305	$55,637,380

There were no fund share transactions for Class A and Class I for the six months ended January 31, 2013 and for the year ended July 31, 2012.

Affiliates of the Fund owned 100% of shares of beneficial interest of each of Class A, Class I and Class NAV on
January 31, 2013.

Note 7 - Purchase and sale of securities
Purchases and sales of securities, other than short-term securities, aggregated $423,532,229 and $417,079,651, respectively, for the six months ended January 31, 2013.

Note 8 - Investment by affiliated funds
Certain investors in the Fund are affiliated funds and are managed by the Adviser and its affiliates. The affiliated funds do not invest in the Fund for the purpose of exercising management or control; however, this investment

48

may represent a significant portion of the Fund’s net assets. For the six months ended January 31, 2013, the following funds had an affiliate ownership of 5% or more of the Fund’s net assets:

Fund	Affiliated Concentration
John Hancock Lifestyle Balanced Fund	38.9%
John Hancock Lifestyle Conservative Fund	16.8%
John Hancock Lifestyle Moderate Fund	15.9%
John Hancock Lifestyle Growth Fund	14.0%

49

Special Shareholder Meeting
Unaudited

On November 14, 2012, a Special Meeting of the Shareholders of John Hancock Funds II and each of its series, including John Hancock Multi Sector Bond Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the following proposal:

Proposal: Election of thirteen (13) Trustees as members of the Board of Trustees of John Hancock Funds II.

	TOTAL VOTES	TOTAL VOTES WITHHELD
	FOR THE NOMINEE	FROM THE NOMINEE

Independent Trustees
Charles L. Bardelis	7,616,504,618.81	68,337,736.33
Peter S. Burgess	7,615,970,679.45	68,871,675.70
William H. Cunningham	7,617,896,790.36	66,945,564.78
Grace K. Fey	7,615,778,673.96	69,063,681.18
Theron S. Hoffman	7,615,274,624.90	69,567,730.24
Deborah C. Jackson	7,613,243,797.95	71,598,557.20
Hassell H. McClellan	7,613,775,261.17	71,067,093.97
James M. Oates	7,609,760,388.78	75,081,966.36
Steven R. Pruchansky	7,616,850,614.43	67,991,740.71
Gregory A. Russo	7,622,347,084.59	62,495,270.55
Non-Independent Trustees
James R. Boyle	7,622,433,052.00	62,409,303.15
Craig Bromley	7,617,300,092.72	67,542,262.42
Warren A. Thomson	7,620,483,794.58	64,358,560.56

50

More information

Trustees	Investment adviser
James M. Oates, Chairperson	John Hancock Investment Management Services, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Investment subadviser
James R. Boyle†	Stone Harbor Investment Partners LP
Craig Bromley†
Peter S. Burgess*	Principal distributor
William H. Cunningham	John Hancock Funds, LLC
Grace K. Fey
Theron S. Hoffman*	Custodian
Deborah C Jackson	State Street Bank and Trust Company
Hassell H. McClellan
Gregory A. Russo	Transfer agent
Warren A. Thomson†	John Hancock Signature Services, Inc.
*Member of the Audit Committee
†Non-Independent Trustee	Legal counsel
K&L Gates LLP

Officers
Hugh McHaffie
President
Andrew G. Arnott
Executive Vice President
Thomas M. Kinzler
Secretary and Chief Legal Officer
Francis V. Knox, Jr.
Chief Compliance Officer
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record, if any, for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission
(SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on
Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090
to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

51

John Hancock

MUTUAL FUNDS

John Hancock

Currency Strategies Fund

Semiannual Report

1.31.13

A look at performance

Total returns for the period ended January 31, 2013

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since[1]					Since[1]
	1-year	5-year	10-year	inception	6-months	1-year	5-year	10-year	inception

Class A	3.98	—	—	–2.19	3.32	3.98	—	—	–5.40

Class I2	7.57	—	—	–0.55	6.75	7.57	—	—	–1.36

Class R6[2,3]	7.77	—	—	–0.40	6.84	7.77	—	—	–1.00

Class NAV[2]	7.76	—	—	–0.35	6.83	7.76	—	—	–0.86

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 3.00%.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 11-30-13 for Class A and Class R6 shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For all other classes the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class I	Class R6	Class NAV
Net (%)	1.60	1.17	1.05	0.94
Gross (%)	1.74	1.17	1.40	0.94

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

See the following page for footnotes.

6	Currency Strategies Fund | Semiannual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class I2	8-2-10	$9,864	$9,864	$10,017

Class R6[2,3]	8-2-10	9,900	9,900	10,017

Class NAV[2]	8-2-10	9,914	9,914	10,017

Citigroup 1-Month U.S. Treasury Bill Index is a market value-weighted index of public obligators of the U.S. Treasury with maturities of one month.

It is not possible to invest directly in an index. Index figures do not reflect expenses, which would have resulted in lower values if they did.

Footnotes related to performance pages

1 From 8-2-10.

2 For certain types of investors as described in the Fund’s prospectuses.

3Class R6 shares were first offered on 11-1-11. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 shares.

Semiannual report | Currency Strategies Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on August 1, 2012 with the same investment held until January 31, 2013.

	Account value	Ending value	Expenses paid during
	on 8-1-12	on 1-31-13	period ended 1-31-13[1]

Class A	$1,000.00	$1,064.80	$8.33

Class I	1,000.00	1,067.50	5.94

Class R6	1,000.00	1,068.40	5.47

Class NAV	1,000.00	1,068.30	4.85

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Currency Strategies Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on August 1, 2012, with the same investment held until January 31, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 8-1-12	on 1-31-13	period ended 1-31-13[1]

Class A	$1,000.00	$1,017.10	$8.13

Class I	1,000.00	1,019.50	5.80

Class R6	1,000.00	1,019.90	5.35

Class NAV	1,000.00	1,020.50	4.74

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.60%, 1.14%, 1.05% and 0.93% for Class A, Class I, Class R6 and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual report | Currency Strategies Fund	9

Currency allocation1

1 As a percentage of net assets on 1-31-13. The Fund’s assets are exposed to both short (unfavored) and long (favored) currency positions.

2 Less than 0.05% of net assets.

The Fund will use currency transactions to seek to achieve gains in the Fund. If currencies do not perform as expected, the Fund could have significant losses that exceed the amount invested in the currency instruments. Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if the creditor is unable or unwilling to make principal or interest payments. International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. These risks are more significant in emerging markets. The use of hedging and derivatives transactions could produce disproportionate gains or losses and may increase volatility and costs.

10	Currency Strategies Fund | Semiannual report

Fund’s investments

As of 1-31-13 (unaudited)

Short-Term Investments 96.6%			$1,082,638,355

(Cost $1,082,638,355)
		Maturity
	Yield (%)*	date	Par value	Value
U.S. Government 91.9%			$1,030,617,597
U.S. Treasury Bill	0.085	06-27-13	$386,000,000	385,866,934

U.S. Treasury Bill	0.090	05-23-13	25,000,000	24,993,066

U.S. Treasury Bill	0.100	06-20-13	520,000,000	519,799,222

U.S. Treasury Bill	0.135	05-23-13	100,000,000	99,958,375

		Yield (%)	Shares	Value
Money Market Funds 4.7%				$52,020,758

State Street Institutional Liquid Reserves Fund		0.145 (Y)	52,020,758	52,020,758

Total investments (Cost $1,082,638,355)† 96.6%			$1,082,638,355

Other assets and liabilities, net 3.4%				$38,426,838

Total net assets 100.0%			$1,121,065,193

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

* Yield represents the annualized yield at the date of purchase.

(Y) The rate shown is the annualized seven-day yield as of 1-31-13.

† At 1-31-13, the aggregate cost of investment securities for federal income tax purposes was $1,082,638,355. There was no unrealized appreciation or depreciation on investment securities as of 1-31-13.

The following table summarizes the forward foreign currency contracts held by the Fund at 1-31-13 :

	PRINCIPAL AMOUNT	PRINCIPAL AMOUNT			UNREALIZED
	COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Buys
AUD	20,362,966	$21,325,523	Barclays Bank PLC	3-20-13	($161,691)
AUD	20,362,966	21,340,185	J. Aron & Company	3-20-13	(176,353)
EUR	234,578,207	307,361,791	Barclays Bank PLC	3-20-13	11,225,817
EUR	234,578,207	306,904,630	J. Aron & Company	3-20-13	11,682,977
EUR	184,708,723	244,216,155	Morgan Stanley	3-20-13	6,642,230
			Capital Services, Inc.
GBP	68,081,765	109,267,001	Barclays Bank PLC	3-20-13	(1,316,156)
GBP	68,081,765	109,297,440	J. Aron & Company	3-20-13	(1,346,595)
GBP	68,081,765	109,278,444	Morgan Stanley	3-20-13	(1,327,599)
			Capital Services, Inc.
JPY	4,202,720,831	48,951,505	Barclays Bank PLC	3-21-13	(2,978,301)

See notes to financial statements	Semiannual report | Currency Strategies Fund	11

	PRINCIPAL AMOUNT	PRINCIPAL AMOUNT			UNREALIZED
	COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Buys (continued)
JPY	4,202,720,831	$48,892,444	J. Aron & Company	3-21-13	($2,919,240)
NOK	693,229,330	123,095,659	Barclays Bank PLC	3-20-13	3,577,633
NOK	873,493,627	155,087,705	J. Aron & Company	3-20-13	4,525,154
NOK	269,559,036	47,992,473	Morgan Stanley	3-20-13	1,263,855
			Capital Services, Inc.
NZD	14,115,581	11,555,057	Barclays Bank PLC	3-20-13	255,961
NZD	14,115,581	11,602,302	J. Aron & Company	3-20-13	208,716
NZD	27,441,452	22,579,101	Morgan Stanley	3-20-13	382,156
			Capital Services, Inc.
SEK	279,609,278	42,996,637	J. Aron & Company	3-20-13	940,712
SEK	204,167,655	30,888,628	Morgan Stanley	3-20-13	1,193,946
			Capital Services, Inc.
SGD	14,328,739	11,659,761	Barclays Bank PLC	3-20-13	(82,808)
SGD	26,931,896	21,918,125	J. Aron & Company	3-20-13	(158,408)
		$1,806,210,566			$31,432,006
Sells
AUD	187,506,631	194,862,183	Barclays Bank PLC	3-20-13	(18,996)
AUD	187,506,631	195,184,508	J. Aron & Company	3-20-13	303,329
AUD	167,143,665	173,516,062	Morgan Stanley	3-20-13	(201,285)
			Capital Services, Inc.
CAD	150,353,212	151,463,886	Barclays Bank PLC	3-20-13	871,329
CAD	176,818,074	178,244,030	J. Aron & Company	3-20-13	1,144,482
CAD	150,353,212	150,720,259	Morgan Stanley	3-20-13	127,702
			Capital Services, Inc.
EUR	50,815,725	66,472,051	Barclays Bank PLC	3-20-13	(2,542,290)
EUR	49,869,484	65,171,703	J. Aron & Company	3-20-13	(2,557,518)
EUR	6,166,566	8,365,903	Morgan Stanley	3-20-13	(9,093)
			Capital Services, Inc.
JPY	10,022,142,846	118,680,066	Barclays Bank PLC	3-21-13	9,048,702
JPY	10,022,142,846	118,886,887	J. Aron & Company	3-21-13	9,255,523
JPY	5,819,422,015	69,245,699	Morgan Stanley	3-21-13	5,587,539
			Capital Services, Inc.
NOK	373,891,305	66,769,254	Barclays Bank PLC	3-20-13	(1,551,634)
NOK	373,891,305	66,750,728	J. Aron & Company	3-20-13	(1,570,160)
NZD	236,853,479	195,032,054	Barclays Bank PLC	3-20-13	(3,151,837)
NZD	236,853,479	195,013,191	J. Aron & Company	3-20-13	(3,170,700)
NZD	47,927,633	40,159,666	Morgan Stanley	3-20-13	56,878
			Capital Services, Inc.
SEK	626,185,707	95,066,447	Barclays Bank PLC	3-20-13	(3,331,360)
SEK	626,185,707	94,907,438	J. Aron & Company	3-20-13	(3,490,369)
SGD	119,349,241	97,961,341	Barclays Bank PLC	3-20-13	1,532,718
SGD	131,952,398	108,278,851	J. Aron & Company	3-20-13	1,667,464
SGD	41,294,621	33,889,440	Morgan Stanley	3-20-13	525,311
			Capital Services, Inc.
		$2,484,641,647			$8,525,735

Currency Abbreviations

AUD	Australian Dollar	NOK	Norwegian Krone
CAD	Canadian Dollar	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	Pound Sterling	SGD	Singapore Dollar
JPY	Japanese Yen

12	Currency Strategies Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 1-31-13 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $1,082,638,355)	$1,082,638,355
Receivable for fund shares sold	366,476
Receivable for forward foreign currency exchange contracts	72,020,134
Interest receivable	6,022
Receivable due from adviser	590
Other receivables and prepaid expenses	28,730

Total assets	1,155,060,307

Liabilities

Payable for forward foreign currency exchange contracts	32,062,393
Payable for fund shares repurchased	1,826,081
Payable to affiliates
Accounting and legal services fees	6,375
Transfer agent fees	8,583
Trustees’ fees	386
Other liabilities and accrued expenses	91,296

Total liabilities	33,995,114

Net assets	1,121,065,193

Net assets consist of

Paid-in capital	$1,090,217,987
Accumulated net investment loss	(9,178,766)
Accumulated net realized gain (loss) on foreign currency transactions	68,231
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	39,957,741

Net assets	$1,121,065,193

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A1 ($19,516,435 ÷ 2,028,865 shares)	$9.62
Class I ($65,161,020 ÷ 6,697,586 shares)	$9.73
Class R6 ($3,931,860 ÷ 402,475 shares)	$9.77
Class NAV ($1,032,455,878 ÷ 105,544,412 shares)	$9.78

Maximum offering price per share

Class A (net asset value per share ÷ 97%)[2]	$9.92

1 Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | Currency Strategies Fund	13

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the six-month period ended 1-31-13 (unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$586,795

Expenses

Investment management fees	4,622,885
Distribution and service fees	22,809
Accounting and legal services fees	67,812
Transfer agent fees	42,624
Trustees’ fees	5,727
State registration fees	35,454
Printing and postage	19,079
Professional fees	47,913
Custodian fees	71,070
Registration and filing fees	26,605
Other	8,163

Total expenses	4,970,141
Less expense reductions	(27,096)

Net expenses	4,943,045

Net investment loss	(4,356,250)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Foreign currency transactions	(11,086,942)
(11,086,942)
Change in net unrealized appreciation (depreciation) of
Translation of assets and liabilities in foreign currencies	85,885,771
85,885,771
Net realized and unrealized gain	74,798,829

Increase in net assets from operations	$70,442,579

14	Currency Strategies Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	1-31-13	ended
	(Unaudited)	7-31-12

Increase (decrease) in net assets

From operations
Net investment loss	($4,356,250)	($8,193,951)
Net realized gain (loss)	(11,086,942)	63,776,497
Change in net unrealized appreciation (depreciation)	85,885,771	13,616,959

Increase (decrease) in net assets resulting from operations	70,442,579	69,199,505

Distributions to shareholders
From net realized gain
Class A	(242,826)	—
Class I	(841,400)	—
Class R6	(52,774)	—
Class NAV	(13,441,057)	—
Total distributions	(14,578,057)	—

From Fund share transactions	107,258,424	(21,577,247)

Total increase	163,122,946	47,622,258

Net assets

Beginning of period	957,942,247	910,319,989

End of period	$1,121,065,193	$957,942,247

Accumulated net investment loss	($9,178,766)	($4,822,516)

See notes to financial statements	Semiannual report | Currency Strategies Fund	15

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	1-31-13[1]	7-31-12	7-31-11[2]

Per share operating performance

Net asset value, beginning of period	$9.16	$8.58	$10.00
Net investment loss[3]	(0.07)	(0.14)	(0.14)
Net realized and unrealized gain (loss) on investments	0.66	0.72	(1.28)
Total from investment operations	0.59	0.58	(1.42)
Less distributions
From net realized gain	(0.13)	—	—
Net asset value, end of period	$9.62	$9.16	$8.58
Total return (%)[4,5]	6.48[6]	6.76	(14.20)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$20	$11	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	1.62[7]	1.74	1.56[7]
Expenses including reductions and amounts recaptured	1.60[7]	1.60	1.56[7]
Net investment loss	(1.49)[7]	(1.53)	(1.48)[7]
Portfolio turnover (%)	—	—	—

[1] Six months ended 1-31-13. Unaudited
[2] The inception date for Class A shares is 8-2-10.
[3] Based on the average daily shares outstanding.
[4] Does not reflect the effect of sales charges, if any.
[5] Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
[6] Not annualized.
[7] Annualized.

CLASS I SHARES Period ended	1-31-13[1]	7-31-12	7-31-11[2]

Per share operating performance

Net asset value, beginning of period	$9.24	$8.61	$10.00
Net investment loss[3]	(0.05)	(0.10)	(0.09)
Net realized and unrealized gain (loss) on investments	0.67	0.73	(1.30)
Total from investment operations	0.62	0.63	(1.39)
Less distributions
From net realized gain	(0.13)	—	—
Net asset value, end of period	$9.73	$9.24	$8.61
Total return (%)[4]	6.75[5]	7.32	(13.90)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$65	$43	$26
Ratios (as a percentage of average net assets):
Expenses before reductions	1.14[6]	1.17	1.05[6]
Expenses including reductions and amounts recaptured	1.14[6]	1.17	1.05[6]
Net investment loss	(1.02)[6]	(1.10)	(0.98)[6]
Portfolio turnover (%)	—	—	—

[1] Six months ended 1-31-13. Unaudited
[2] The inception date for Class I shares is 8-2-10.
[3] Based on the average daily shares outstanding.
[4] Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
[5] Not annualized.
[6] Annualized.

16	Currency Strategies Fund | Semiannual report	See notes to financial statements

CLASS R6 SHARES Period ended	1-31-13[1]	7-31-12[2]

Per share operating performance

Net asset value, beginning of period	$9.27	$9.29
Net investment income (loss)[3]	(0.04)	(0.07)
Net realized and unrealized gain on investments	0.67	0.05
Total from investment operations	0.63	(0.02)
Less distributions
From net realized gain	(0.13)	—
Net asset value, end of period	$9.77	$9.27
Total return (%)[4]	6.84[5]	(0.22)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$4	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	1.56[6]	1.40[6]
Expenses including reductions and amounts recaptured	1.05[6]	1.05[6]
Net investment income (loss)	(0.94)[6]	(0.97)[6]
Portfolio turnover (%)	—	—

[1] Six months ended 1-31-13. Unaudited
[2] The inception date for Class R6 shares is 11-1-11.
[3] Based on the average daily shares outstanding.
[4] Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
[5] Not annualized.
[6] Annualized.

CLASS NAV SHARES Period ended	1-31-13[1]	7-31-12	7-31-11[2]

Per share operating performance

Net asset value, beginning of period	$9.28	$8.63	$10.00
Net investment loss[3]	(0.04)	(0.08)	(0.08)
Net realized and unrealized gain (loss) on investments	0.67	0.73	(1.29)
Total from investment operations	0.63	0.65	(1.37)
Less distributions
From net realized gain	(0.13)	—	—
Net asset value, end of period	$9.78	$9.28	$8.63
Total return (%)[4]	6.83[5]	7.53	(13.70)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$1,032	$901	$878
Ratios (as a percentage of average net assets):
Expenses before reductions	0.93[6]	0.94	0.95[6]
Expenses including reductions and amounts recaptured	0.93[6]	0.93	0.95[6]
Net investment loss	(0.81)[6]	(0.86)	(0.86)[6]
Portfolio turnover (%)	—	—	—

[1] Six months ended 1-31-13. Unaudited
[2] The inception date for Class NAV shares is 8-2-10.
[3] Based on the average daily shares outstanding.
[4] Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
[5] Not annualized.
[6] Annualized.

See notes to financial statements	Semiannual report | Currency Strategies Fund	17

Notes to financial statements

(unaudited)

Note 1 — Organization

John Hancock Currency Strategies Fund (the Fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to achieve total return from investments in currency markets.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Investments by the Fund in open-end management investment companies are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs

18	Currency Strategies Fund | Semiannual report

when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of January 31, 2013, all investments are categorized as Level 2 (including forward currency contracts) under the hierarchy described above, except for money market funds, which are categorized as Level 1.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $200 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended January 31, 2013 were $369. For the six months ended January 31, 2013, the Fund had no borrowings under the line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense

Semiannual report | Currency Strategies Fund	19

estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, the Fund has a capital loss carryforward of $17,929,230 available to offset future net realized capital gains as of July 31, 2012. The following table details the capital loss carryforward available as of July 31, 2012:

CAPITAL LOSS CARRYFORWARD
EXPIRING	NO EXPIRATION DATE
JULY 31, 2019	SHORT TERM	LONG TERM

$8,170,692	$3,651,244	$6,107,294

As of July 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses and derivative transactions.

20	Currency Strategies Fund | Semiannual report

New accounting pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. ASU 2011-11 may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments.

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objective. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, the Fund is exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended January 31, 2013, the Fund used forward foreign currency contracts to gain and manage currency exposure. During the six months ended January 31, 2013, the Fund held forward foreign currency contracts with USD notional values ranging from $4.3 to $5.0 billion, as measured at each quarter end. Forward currency contracts are presented in a table at the end of the Fund’s investments.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at January 31, 2013 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Foreign Currency	Receivable/payable for	Forward foreign	$72,020,134	($32,062,393)
Contracts	forward foreign currency	currency
	exchange contracts	contracts

Semiannual report | Currency Strategies Fund	21

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2013:

	STATEMENT OF	FOREIGN CURRENCY
RISK	OPERATION LOCATION	TRANSACTIONS*

Foreign Currency Contracts	Net realized gain (loss) on	($11,086,942)

*Realized gain/loss associated with forward currency contracts is included in this caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2013:

	STATEMENT OF	TRANSLATION OF ASSETS AND
RISK	OPERATION LOCATION	LIABILITIES IN FOREIGN CURRENCIES*

Foreign Currency Contracts	Change in unrealized	$85,885,771
	appreciation (depreciation) of

*Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: a) 0.95% of the first $250,000,000 of the Fund’s average daily net assets, b) 0.90% of the next $250,000,000 of the Fund’s average daily net assets and c) 0.85% of the Fund’s average daily net assets in excess of $500,000,000. The Adviser has a subadvisory agreement with First Quadrant, L.P. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has contractually agreed to waive a portion of its management fee for certain Funds (the Participating Portfolios) of the Trust and John Hancock Variable Insurance Trust. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $75 billion but is less than $100 billion; and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that equals or exceeds $100 billion. The amount of the reimbursement is calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Fund. This arrangement may be amended or terminated at any time by the Adviser upon notice to the Funds and with the approval of the Board of Trustees.

22	Currency Strategies Fund | Semiannual report

The Adviser has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.60% and 1.05% for Class A and Class R6 shares, respectively. The fee waiver and/or reimbursement will continue in effect until November 30, 2013, unless renewed by mutual agreement of the Fund and Adviser based upon a determination of that this is appropriate under the circumstances at the time. Prior to December 1, 2012 the fee waivers and/or reimbursements were such that these expense limitations did not exceed 1.60%, 1.24% and 1.05% for Class A, Class I and Class R6 shares, respectively.

Additionally, the Adviser has voluntarily agreed to waive other Fund level expenses excluding advisory fees, 12b-1 fees, service fees, transfer agent fees, printing and postage, blue sky fees, taxes, brokerage commissions, interest expenses, acquired fund fees, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. This voluntary expense reimbursement may be terminated at any time by the Adviser on notice to the Fund. The waivers are such that these expenses will not exceed 0.15% of the Fund’s average annual net assets.

Accordingly, these expense reductions amounted to $4,008, $888, $8,752 and $15,788 for Class A, Class I, Class R6 and Class NAV shares, respectively, for the six months ended January 31, 2013.

The investment management fees incurred for the six months ended January 31, 2013 were equivalent to a net annual effective rate of 0.88% of the Fund’s average daily net assets.

Expense recapture. The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred to the extent that the Fund is below its expense limitation during this period. The table below outlines the amounts recovered during the six months ended January 31, 2013, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates. Certain reimbursements or waivers are not subject to recapture.

AMOUNTS
	AMOUNTS ELIGIBLE	AMOUNTS ELIGIBLE	AMOUNTS ELIGIBLE	AMOUNTS ELIGIBLE	RECOVERED
	FOR RECOVERY	FOR RECOVERY	FOR RECOVERY	FOR RECOVERY	DURING THE
	THROUGH	THROUGH	THROUGH	THROUGH	PERIOD ENDED
FUND	JULY 1, 2013	JULY 1, 2014	JULY 1, 2015	JANUARY 1, 2016	JANUARY 31, 2013

Currency	—	—	$20,523	$12,454	$2,340
Strategies

Amounts recovered by class

FUND	CLASS A

Currency Strategies	$2,340

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended January 31, 2013 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Semiannual report | Currency Strategies Fund	23

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund pays 0.30% for Class A shares for distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $7,787 for the six months ended January 31, 2013. Of this amount, $1,314 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $6,473 was paid as sales commissions to broker-dealers.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended January 31, 2013, CDSCs received by the Distributor amounted to $1 for Class A shares.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended January 31, 2013 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

A	$22,809	$14,690	$12,670	$2,180
I	—	27,479	13,049	16,277
R6	—	455	9,735	622
Total	$22,809	$42,624	$35,454	$19,079

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each Fund based on its average daily net assets.

24	Currency Strategies Fund | Semiannual report

Note 6 — Fund share transactions

Transactions in Fund shares for the six months ended January 31, 2013 and for the year ended July 31, 2012 were as follows:

	Six months ended 1-31-13			Year ended 7-31-12
	Shares	Amount	Shares	Amount
Class A shares

Sold	1,009,517	$9,430,603	1,086,324	$10,070,544
Distributions reinvested	25,805	242,826	—	—
Repurchased	(202,411)	(1,889,583)	(594,882)	(5,444,349)

Net increase	832,911	$7,783,846	491,442	$4,626,195

Class I shares

Sold	3,102,634	$29,319,531	4,047,716	$37,829,410
Distributions reinvested	88,141	838,218	—	—
Repurchased	(1,133,639)	(10,710,448)	(2,435,917)	(22,284,404)
Net increase	2,057,136	$19,447,301	1,611,799	$15,545,006

Class R6 shares[1]

Sold	126,186	$1,190,043	544,454	$5,124,419
Distributions reinvested	5,526	52,774	—	—
Repurchased	(53,981)	(510,418)	(219,710)	(2,094,427)

Net increase	77,731	$732,399	324,744	$3,029,992

Class NAV shares

Sold	10,955,062	$103,318,386	19,606,407	$180,330,637
Distributions reinvested	1,405,968	13,441,057	—	—
Repurchased	(3,915,856)	(37,464,565)	(24,259,863)	(225,109,077)

Net increase (decrease)	8,445,174	$79,294,878	(4,653,456)	($44,778,440)

Net increase (decrease)	11,412,952	$107,258,424	(2,225,471)	($21,577,247)

1 Prior period presented is from 11-1-11 (inception date) to 7-31-12.

Affiliates of the Fund owned 100% of shares of beneficial interest of Class NAV on January 31, 2013.

Note 7 — Purchase and sale of securities

All purchases and sales of the Fund were of short-term investments for the six months ended January 31, 2013.

Note 8 — Investment by affiliated funds

Certain investors in the Fund are affiliated funds and are managed by the Adviser and its affiliates. The affiliated funds do not invest in the Fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the Fund’s net assets. For the six months ended January 31, 2013, the following funds had an affiliate ownership of 5% or more of the Fund’s net assets:

AFFILIATE
FUND	CONCENTRATION

John Hancock Lifestyle Aggressive portfolio	7.4%
John Hancock Lifestyle growth portfolio	23.2%
John Hancock Lifestyle Balanced portfolio	28.4%
John Hancock Lifestyle Moderate portfolio	10.0%
John Hancock Lifestyle Conservative portfolio	9.7%

Semiannual report | Currency Strategies Fund	25

Special Shareholder Meeting

Unaudited

On November 14, 2012, a Special Meeting of the Shareholders of John Hancock Funds II and each of its series, including John Hancock Currency Strategies Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the following proposal:

Proposal: Election of thirteen (13) Trustees as members of the Board of Trustees of John Hancock Funds II.

	TOTAL VOTES	TOTAL VOTES WITHHELD
	FOR THE NOMINEE	FROM THE NOMINEE

Independent Trustees
Charles L. Bardelis	7,616,504,618.81	68,337,736.33
Peter S. Burgess	7,615,970,679.45	68,871,675.70
William H. Cunningham	7,617,896,790.36	66,945,564.78
Grace K. Fey	7,615,778,673.96	69,063,681.18
Theron S. Hoffman	7,615,274,624.90	69,567,730.24
Deborah C. Jackson	7,613,243,797.95	71,598,557.20
Hassell H. McClellan	7,613,775,261.17	71,067,093.97
James M. Oates	7,609,760,388.78	75,081,966.36
Steven R. Pruchansky	7,616,850,614.43	67,991,740.71
Gregory A. Russo	7,622,347,084.59	62,495,270.55
Non-Independent Trustees
James R. Boyle	7,622,433,052.00	62,409,303.15
Craig Bromley	7,617,300,092.72	67,542,262.42
Warren A. Thomson	7,620,483,794.58	64,358,560.56

26	Currency Strategies Fund | Semiannual report

More information

Trustees	Investment adviser
James M. Oates, Chairperson	John Hancock Investment Management
Steven R. Pruchansky, Vice Chairperson	Services, LLC
Charles L. Bardelis*
James R. Boyle†	Subadviser
Craig Bromley†	First Quadrant, L.P.
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Hugh McHaffie	Legal counsel
President	K&L Gates LLP

Andrew G. Arnott
Executive Vice President

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee †Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | Currency Strategies Fund	27

1-800-225-5291 1-800-554-6713 TDD 1-800-338-8080 EASI-Line www.jhfunds.com

364SA 1/13
This report is for the information of the shareholders of John Hancock Currency Strategies Fund.	3/13
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

John Hancock

MUTUAL FUNDS

John Hancock

Fundamental All Cap Core Fund

Semiannual Report

1.31.13

A look at performance

Total returns for the period ended January 31, 2013

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since					Since
	1-year	5-year	10-year	inception [1]	6-months	1-year	5-year	10-year	inception [1]

Class A	16.48	—	—	7.74	12.86	16.48	—	—	13.27

Class I2	23.09	—	—	11.61	19.03	23.09	—	—	20.15

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00%.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 11-30-13 for Class A and Class I shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class I
Net (%)	1.30	0.94
Gross (%)	5.62	7.00

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

See the following page for footnotes.

6	Fundamental All Cap Core Fund | Semiannual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class I2	6-1-11	$12,015	$12,015	$11,555

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses, which would have resulted in lower values if they did.

Footnotes related to performance pages

1 From 6-1-11.

2 For certain types of investors, as described in the Fund’s prospectus.

Semiannual report | Fundamental All Cap Core Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on August 1, 2012 with the same investment held until January 31, 2013.

	Account value	Ending value	Expenses paid during
	on 8-1-12	on 1-31-13	period ended 1-31-13[1]

Class A	$1,000.00	$1,187.90	$7.17

Class I	1,000.00	1,190.30	4.75

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Fundamental All Cap Core Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on August 1, 2012, with the same investment held until January 31, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 8-1-12	on 1-31-13	period ended 1-31-13[1]

Class A	$1,000.00	$1,018.70	$6.61

Class I	1,000.00	1,020.90	4.38

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.30% and 0.86% for Class A and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual report | Fundamental All Cap Core Fund	9

Portfolio summary

Top 10 Holdings (44.3% of Net Assets on 1-31-13)[1,2]

Amazon.com, Inc.	6.5%	Avery Dennison Corp.	4.2%

QUALCOMM, Inc.	5.2%	The Goldman Sachs Group, Inc.	4.2%

JPMorgan Chase & Company	4.7%	Bank of America Corp.	4.0%

Apple, Inc.	4.6%	FactSet Research Systems, Inc.	3.5%

Lowe’s Companies, Inc.	4.2%	Sensata Technologies Holding NV	3.2%

Sector Composition[1,3]

Financials	26.5%	Energy	7.8%

Information Technology	24.5%	Health Care	5.6%

Consumer Discretionary	18.0%	Consumer Staples	4.9%

Industrials	10.9%	Other	1.8%

1 As a percentage of net assets on 1-31-13.

2 Cash and cash equivalents not included.

3 Large company stocks as a group could fall out of favor with the market, causing the Fund to underperform. The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks. Foreign investing, especially in emerging markets, has additional risks such as currency and market volatility and political and social instability. Hedging and other strategic transactions may increase volatility of a fund and, if the transaction is not successful, could result in a significant loss. If the Fund invests in illiquid securities, it may be difficult to sell them at a price approximating their value. For additional information on these and other risk considerations, please see the Fund’s prospectus. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Fundamental All Cap Core Fund | Semiannual report

Fund’s investments

As of 1-31-13 (unaudited)

	Shares	Value
Common Stocks 98.2%		$6,619,989

(Cost $5,837,918)

Consumer Discretionary 18.0%		1,213,335

Hotels, Restaurants & Leisure 3.4%

Carnival Corp.	3,953	153,060

Starbucks Corp.	1,317	73,910

Household Durables 1.2%

Lennar Corp., Class A	2,020	83,911

Internet & Catalog Retail 7.2%

Amazon.com, Inc. (I)	1,656	439,667

Blue Nile, Inc. (I)	1,316	44,073

Media 2.0%

Corus Entertainment, Inc., B Shares	2,702	67,564

Omnicom Group, Inc.	1,267	68,773

Specialty Retail 4.2%

Lowe’s Companies, Inc.	7,394	282,377

Consumer Staples 4.9%		327,354

Beverages 3.6%

Diageo PLC, ADR	557	66,450

SABMiller PLC	1,558	77,776

Tsingtao Brewery Company, Ltd., H Shares	16,740	96,971

Personal Products 1.3%

Avon Products, Inc.	5,074	86,157

Energy 7.8%		529,427

Energy Equipment & Services 2.5%

National Oilwell Varco, Inc.	855	63,390

Schlumberger, Ltd.	1,352	105,524

Oil, Gas & Consumable Fuels 5.3%

Apache Corp.	2,024	169,530

Occidental Petroleum Corp.	1,416	124,990

Ultra Petroleum Corp. (I)	3,622	65,993

See notes to financial statements	Semiannual report | Fundamental All Cap Core Fund	11

	Shares	Value
Financials 26.5%		$1,786,493

Capital Markets 16.2%

AllianceBernstein Holding LP	10,568	215,164

Morgan Stanley	8,335	190,455

Northern Trust Corp.	2,327	119,771

State Street Corp.	2,050	114,083

T. Rowe Price Group, Inc.	2,364	168,908

The Goldman Sachs Group, Inc.	1,897	280,490

Diversified Financial Services 8.7%

Bank of America Corp.	24,108	272,903

JPMorgan Chase & Company	6,713	315,847

Insurance 1.6%

Prudential Financial, Inc.	1,881	108,872

Health Care 5.6%		376,920

Health Care Equipment & Supplies 1.0%

Medtronic, Inc.	1,473	68,642

Health Care Providers & Services 4.6%

AMN Healthcare Services, Inc. (I)	13,251	161,000

Amsurg Corp. (I)	1,916	59,798

VCA Antech, Inc. (I)	4,050	87,480

Industrials 10.9%		734,925

Aerospace & Defense 3.2%

American Science & Engineering, Inc.	2,305	155,772

L-3 Communications Holdings, Inc.	840	63,773

Commercial Services & Supplies 4.2%

Avery Dennison Corp.	7,322	281,970

Electrical Equipment 3.2%

Sensata Technologies Holding NV (I)	6,403	216,037

Professional Services 0.3%

Robert Half International, Inc.	493	17,373

Information Technology 24.5%		1,651,535

Communications Equipment 6.4%

Cisco Systems, Inc.	4,021	82,712

QUALCOMM, Inc.	5,303	350,157

Computers & Peripherals 8.0%

Apple, Inc.	680	309,611

EMC Corp. (I)	3,541	87,144

NetApp, Inc. (I)	4,016	144,576

Internet Software & Services 4.6%

Bankrate, Inc. (I)	8,483	104,935

Google, Inc., Class A (I)	145	109,575

VistaPrint NV (I)	2,638	94,572

12	Fundamental All Cap Core Fund | Semiannual report	See notes to financial statements

	Shares	Value
IT Services 2.0%

Broadridge Financial Solutions, Inc.	5,732	$135,103

Software 3.5%

FactSet Research Systems, Inc.	2,520	233,150

Total investments (Cost $5,837,918)† 98.2%		$6,619,989

Other assets and liabilities, net 1.8%		$120,788

Total net assets 100.0%		$6,740,777

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

† At 1-31-13, the aggregate cost of investment securities for federal income tax purposes was $5,884,132. Net unrealized appreciation aggregated $735,857, of which $906,020 related to appreciated investment securities and $170,163 related to depreciated investment securities.

See notes to financial statements	Semiannual report | Fundamental All Cap Core Fund	13

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 1-31-13 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $5,837,918)	$6,619,989
Cash	159,235
Foreign currency, at value (Cost $2,036)	2,038
Receivable for fund shares sold	48,325
Dividends receivable	1,547
Receivable due from adviser	2,723
Other receivables and prepaid expenses	14,214

Total assets	6,848,071

Liabilities

Payable for investments purchased	74,559
Payable to affiliates
Transfer agent fees	958
Other liabilities and accrued expenses	31,777

Total liabilities	107,294

Net assets	6,740,777

Net assets consist of

Paid-in capital	$5,933,621
Accumulated distributions in excess of net investment income	(3,299)
Accumulated net realized gain (loss) on investments and foreign
currency transactions	28,382
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	782,073

Net assets	$6,740,777

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A1 ($5,422,711 ÷ 471,118 shares)	$11.51
Class I ($1,318,066 ÷ 114,285 shares)	$11.53

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$12.12

1 Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

14	Fundamental All Cap Core Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the six-month period ended 1-31-13 (unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$65,134
Less foreign taxes withheld	(61)

Total investment income	65,073

Expenses

Investment management fees	18,962
Distribution and service fees	6,685
Accounting and legal services fees	370
Transfer agent fees	4,874
Trustees’ fees	30
State registration fees	14,687
Printing and postage	2,158
Professional fees	23,135
Custodian fees	6,052
Registration and filing fees	13,739
Other	1,682

Total expenses	92,374
Less expense reductions and amounts recaptured	(58,421)

Net expenses	33,953

Net investment income	31,120

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	208,870
Foreign currency transactions	(27)
208,843
Change in net unrealized appreciation (depreciation) of
Investments	722,821
Translation of assets and liabilities in foreign currencies	3
722,824
Net realized and unrealized gain	931,667

Increase in net assets from operations	$962,787

See notes to financial statements	Semiannual report | Fundamental All Cap Core Fund	15

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	1-31-13	ended
	(Unaudited)	7-31-12

Increase (decrease) in net assets

From operations
Net investment income	$31,120	$13,942
Net realized gain (loss)	208,843	(48,218)
Change in net unrealized appreciation (depreciation)	722,824	157,874

Increase in net assets resulting from operations	962,787	123,598

Distributions to shareholders
From net investment income
Class A	(26,317)	(5,690)
Class I	(10,376)	(5,560)
From net realized gain
Class A	(104,544)	(11,479)
Class I	(25,779)	(5,456)

Total distributions	(167,016)	(28,185)

From Fund share transactions	1,120,346	1,550,539

Total increase	1,916,117	1,645,952

Net assets

Beginning of period	4,824,660	3,178,708

End of period	$6,740,777	$4,824,660

Undistributed (accumulated distributions in excess of)
net investment income	($3,299)	$2,274

16	Fundamental All Cap Core Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	1-31-13[1]	7-31-12	7-31-11[2]

Per share operating performance

Net asset value, beginning of period	$9.96	$9.73	$10.00
Net investment income (loss)[3]	0.06	0.02	(0.01)
Net realized and unrealized gain (loss) on investments	1.79	0.28	(0.26)
Total from investment operations	1.85	0.30	(0.27)
Less distributions
From net investment income	(0.06)	(0.02)	—
From net realized gain	(0.24)	(0.05)	—
Total distributions	(0.30)	(0.07)	—
Net asset value, end of period	$11.51	$9.96	$9.73
Total return (%)[4,5]	18.79[6]	3.15	(2.70)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$5	$4	$2
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	3.18[7]	5.62	5.77[7]
Expenses including reductions and amounts recaptured	1.30[7]	1.30	1.30[7]
Net investment income (loss)	1.02[7]	0.24	(0.33)[7]
Portfolio turnover (%)	26	47	8

[1] Six months ended 1-31-13. Unaudited.
[2] The inception date for Class A shares is 6-1-11.
[3] Based on the average daily shares outstanding.
[4] Does not reflect the effect of sales charges, if any.
[5] Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
[6] Not annualized.
[7] Annualized.

See notes to financial statements	Semiannual report | Fundamental All Cap Core Fund	17

CLASS I SHARES Period ended	1-31-13[1]	7-31-12	7-31-11[2]

Per share operating performance

Net asset value, beginning of period	$9.99	$9.74	$10.00
Net investment income[3]	0.08	0.07	—[4]
Net realized and unrealized gain (loss) on investments	1.80	0.28	(0.26)
Total from investment operations	1.88	0.35	(0.26)
Less distributions
From net investment income	(0.10)	(0.05)	—
From net realized gain	(0.24)	(0.05)	—
Total distributions	(0.34)	(0.10)	—
Net asset value, end of period	$11.53	$9.99	$9.74
Total return (%)[5]	19.03[6]	3.63	(2.60)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	3.72[7]	7.00	5.45[7]
Expenses including reductions and amounts recaptured	0.86[7]	0.84	0.84[7]
Net investment income	1.45[7]	0.75	0.14[7]
Portfolio turnover (%)	26	47	8

[1] Six months ended 1-31-13. Unaudited.
[2] The inception date for Class I shares is 6-1-11.
[3] Based on the average daily shares outstanding.
[4] Less than $0.005 per share.
[5] Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
[6] Not annualized.
[7] Annualized.

18	Fundamental All Cap Core Fund | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Fundamental All Cap Core Fund (the Fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

Semiannual report | Fundamental All Cap Core Fund	19

The following is a summary of the values by input classification of the Fund’s investments as of January 31, 2013, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 1-31-13	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Consumer Discretionary	$1,213,335	$1,213,335	—	—
Consumer Staples	327,354	152,607	$174,747	—
Energy	529,427	529,427	—	—
Financials	1,786,493	1,786,493	—	—
Health Care	376,920	376,920	—	—
Industrials	734,925	734,925	—	—
Information Technology	1,651,535	1,651,535	—	—

Total Investments in
Securities	$6,619,989	$6,445,242	$174,747	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on the ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $200 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended January 31, 2013 were $190. For the six months ended January 31, 2013, the Fund had no borrowings under the line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject

20	Fundamental All Cap Core Fund | Semiannual report

to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of July 31, 2012, the Fund had $3,924 of long-term capital loss carryforward available to offset future net realized capital gains.

As of July 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: a) 0.675% of the first $2,500,000,000 of the Fund’s aggregate average daily net assets together with the assets of Fundamental All Cap Core Trust, a series of John Hancock Variable Insurance Trust (combined aggregate average daily net assets); and b) 0.650% of the combined aggregate average daily net assets in excess of $2,500,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

Semiannual report | Fundamental All Cap Core Fund	21

The Adviser has contractually agreed to waive a portion of its management fee for certain funds (the Participating Portfolios) of the Trust and John Hancock Variable Insurance Trust. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Funds that exceeds $75 billion but is less than $100 billion; and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that equals or exceeds $100 billion. The amount of the reimbursement is calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Adviser upon notice to the funds and with the approval of the Board of Trustees.

The Adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund’s total operating expenses at 1.30% and 0.94% for Class A and Class I shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The current expense limitation agreement expires on November 30, 2013, unless renewed by mutual agreement of the Fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time. Prior to January 1, 2013, the fee waivers and/or reimbursements were such that these expenses would not exceed 0.84% for Class I shares.

Additionally, the Adviser has voluntarily agreed to waive other Fund level expenses excluding advisory fees, Rule 12b-1 fees, service fees, transfer agent fees, blue sky fees, taxes, printing and postage, brokerage commissions, interest expenses, acquired fund fees, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The waivers are such that these expenses will not exceed 0.20% of average net assets. This voluntary expense reimbursement may be terminated at any time by the Adviser on notice to the Fund.

Accordingly, these expense reductions described above amounted to $41,793 and $16,628 for Class A and Class I shares, respectively, for the six months ended January 31, 2013.

The investment management fees incurred for the six months ended January 31, 2013 were equivalent to a net annual effective rate of 0.00% of the Fund’s average daily net assets.

Expense recapture. The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred to the extent that the Fund is below its expense limitation during this period. The table below outlines the amounts recovered during the six months ended January 31, 2013, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates. Certain reimbursements or waivers are not subject to recapture.

	AMOUNTS	AMOUNTS	AMOUNTS	AMOUNTS	AMOUNTS
	ELIGIBLE FOR	ELIGIBLE FOR	ELIGIBLE FOR	ELIGIBLE FOR	RECOVERED
	RECOVERY	RECOVERY	RECOVERY	RECOVERY	DURING THE
	THROUGH	THROUGH	THROUGH	THROUGH	PERIOD ENDED
FUND	JULY 1, 2013	JULY 1, 2014	JULY 1, 2015	JULY 1, 2016	JANUARY 31, 2013

Fundamental All Cap Core	—	$22,705	$145,558	$50,888	—

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting

22	Fundamental All Cap Core Fund | Semiannual report

and legal services fees incurred for the six months ended January 31, 2013 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund pays 0.30% for Class A shares for distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $13,695 for the six months ended January 31, 2013. Of this amount, $2,290 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $11,112 was paid as sales commissions to broker-dealers and $293 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Adviser.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended January 31, 2013, CDSCs received by the Distributor amounted to $306 for Class A shares.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended January 31, 2013 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

A	$6,685	$4,287	$7,344	$1,642
I	—	587	7,343	516
Total	$6,685	$4,874	$14,687	$2,158

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each Fund based on its average daily net assets.

Semiannual report | Fundamental All Cap Core Fund	23

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended January 31, 2013 and for the year ended July 31, 2012 were as follows:

	Six months ended 1-31-13		Year ended 7-31-12
	Shares	Amount	Shares	Amount
Class A shares

Sold	120,142	$1,318,859	199,274	$1,931,654
Distributions reinvested	6,647	72,454	416	3,789
Repurchased	(34,596)	(371,446)	(31,202)	(299,324)

Net increase	92,193	$1,019,867	168,488	$1,636,119

Class I shares

Sold	5,611	$64,325	25,743	$266,173
Distributions reinvested	3,311	36,154	1,106	10,068
Repurchased	—	—	(37,736)	(361,821)

Net increase (decrease)	8,922	$100,479	(10,887)	($85,580)

Net increase	101,115	$1,120,346	157,601	$1,550,539

Affiliates of the Fund owned 40% of shares of beneficial interest of Class A shares on January 31, 2013.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $2,362,271 and $1,431,619, respectively, for the six months ended January 31, 2013.

24	Fundamental All Cap Core Fund | Semiannual report

Special Shareholder Meeting

Unaudited

On November 14, 2012, a Special Meeting of the Shareholders of John Hancock Funds II and each of its series, including John Hancock Fundamental All Cap Core Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the following proposal:

Proposal: Election of thirteen (13) Trustees as members of the Board of Trustees of John Hancock Funds II.

	TOTAL VOTES	TOTAL VOTES WITHHELD
	FOR THE NOMINEE	FROM THE NOMINEE

Independent Trustees
Charles L. Bardelis	7,616,504,618.81	68,337,736.33
Peter S. Burgess	7,615,970,679.45	68,871,675.70
William H. Cunningham	7,617,896,790.36	66,945,564.78
Grace K. Fey	7,615,778,673.96	69,063,681.18
Theron S. Hoffman	7,615,274,624.90	69,567,730.24
Deborah C. Jackson	7,613,243,797.95	71,598,557.20
Hassell H. McClellan	7,613,775,261.17	71,067,093.97
James M. Oates	7,609,760,388.78	75,081,966.36
Steven R. Pruchansky	7,616,850,614.43	67,991,740.71
Gregory A. Russo	7,622,347,084.59	62,495,270.55
Non-Independent Trustees
James R. Boyle	7,622,433,052.00	62,409,303.15
Craig Bromley	7,617,300,092.72	67,542,262.42
Warren A. Thomson	7,620,483,794.58	64,358,560.56

Semiannual report | Fundamental All Cap Core Fund	25

More information

Trustees	Investment adviser
James M. Oates, Chairperson	John Hancock Investment Management
Steven R. Pruchansky, Vice Chairperson	Services, LLC
Charles L. Bardelis*
James R. Boyle†	Subadviser
Craig Bromley†	John Hancock Asset Management a division of
Peter S. Burgess*	Manulife Asset Management (US) LLC
William H. Cunningham
Grace K. Fey	Principal distributor
Theron S. Hoffman*	John Hancock Funds, LLC
Deborah C. Jackson
Hassell H. McClellan	Custodian
Gregory A. Russo	State Street Bank and Trust Company
Warren A. Thomson†
Transfer agent
Officers	John Hancock Signature Services, Inc.
Hugh McHaffie
President	Legal counsel
K&L Gates LLP
Andrew G. Arnott
Executive Vice President

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee †Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

26	Fundamental All Cap Core Fund | Semiannual report

1-800-225-5291 1-800-554-6713 TDD 1-800-338-8080 EASI-Line www.jhfunds.com

376SA 1/13
This report is for the information of the shareholders of John Hancock Fundamental All Cap Core Fund.	3/13
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

John Hancock
MUTUAL FUNDS

John Hancock
Fundamental Large Cap Core Fund

Semiannual Report
1.31.13

A look at performance

Total returns for the period ended January 31, 2013

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since					Since
	1-year	5-year	10-year	inception [1]	6-months	1-year	5-year	10-year	inception [1]

Class A	13.52	—	—	7.35	8.04	13.52	—	—	12.58

Class I2	20.11	—	—	11.20	13.97	20.11	—	—	19.42

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00%.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 11-30-13 for Class A and Class I shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class I
Net (%)	1.30	0.94
Gross (%)	6.29	7.53

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

See the following page for footnotes.

6	Fundamental Large Cap Core Fund | Semiannual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class I2	6-1-11	$11,942	$11,942	$11,555

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses, which would have resulted in lower values if they did.

Footnotes related to performance

1 From 6-1-11.

2 For certain types of investors as described in the Fund’s prospectus.

Semiannual report | Fundamental Large Cap Core Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on August 1, 2012 with the same investment held until January 31, 2013.

	Account value	Ending value	Expenses paid during
	on 8-1-12	on 1-31-13	period ended 1-31-13[1]

Class A	$1,000.00	$1,137.30	$7.00

Class I	1,000.00	1,139.70	4.69

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Fundamental Large Cap Core Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on August 1, 2012, with the same investment held until January 31, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 8-1-12	on 1-31-13	period ended 1-31-13[1]

Class A	$1,000.00	$1,018.70	$6.61

Class I	1,000.00	1,020.80	4.43

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.30% and 0.87% for Class A and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual report | Fundamental Large Cap Core Fund	9

Portfolio summary

Top 10 Holdings (40.3% of Net Assets on 1-31-13)[1,2]

QUALCOMM, Inc.	5.0%	Bank of America Corp.	4.0%

JPMorgan Chase & Company	4.8%	The Goldman Sachs Group, Inc.	3.5%

Amazon.com, Inc.	4.7%	Google, Inc., Class A	3.2%

Lowe’s Companies, Inc.	4.6%	Apache Corp.	3.1%

Apple, Inc.	4.5%	Cisco Systems, Inc.	2.9%

Sector Composition[1,3]

Information Technology	25.2%	Consumer Staples	6.3%

Financials	23.2%	Industrials	6.1%

Consumer Discretionary	13.9%	Materials	0.7%

Energy	12.4%	Other	3.0%

Health Care	9.2%

1 As a percentage of net assets on 1-31-13.

2 Cash and cash equivalents not included.

3 Large company stocks as a group could fall out of favor with the market, causing the Fund to underperform. The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks. Foreign investing, especially in emerging markets, has additional risks such as currency and market volatility and political and social instability. Hedging and other strategic transactions may increase volatility of a fund and, if the transaction is not successful, could result in a significant loss. If the Fund invests in illiquid securities, it may be difficult to sell them at a price approximating their value. For additional information on these and other risk considerations, please see the Fund’s prospectus. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Fundamental Large Cap Core Fund | Semiannual report

Fund’s investments

As of 1-31-13 (unaudited)

	Shares	Value

Common Stocks 97.0%		$13,235,094

(Cost $12,281,506)

Consumer Discretionary 13.9%		1,899,837

Household Durables 1.4%

Lennar Corp., Class A	4,486	186,348

Internet & Catalog Retail 5.0%

Amazon.com, Inc. (I)	2,438	647,289

Blue Nile, Inc. (I)	1,047	35,064

Media 3.0%

Omnicom Group, Inc.	5,004	271,617

The Walt Disney Company	2,575	138,741

Specialty Retail 4.5%

Lowe’s Companies, Inc.	16,255	620,778

Consumer Staples 6.3%		858,516

Beverages 5.4%

Diageo PLC, ADR	2,074	247,428

PepsiCo, Inc.	4,224	307,718

SABMiller PLC	3,534	176,420

Tobacco 0.9%

Philip Morris International, Inc.	1,440	126,950

Energy 12.4%		1,693,518

Energy Equipment & Services 4.1%

National Oilwell Varco, Inc.	2,765	204,997

Schlumberger, Ltd.	4,599	358,952

Oil, Gas & Consumable Fuels 8.3%

Apache Corp.	5,073	424,914

Chevron Corp.	1,199	138,065

Exxon Mobil Corp.	1,446	130,097

Occidental Petroleum Corp.	3,626	320,067

Ultra Petroleum Corp. (I)	6,390	116,426

Financials 23.2%		3,164,074

Capital Markets 10.0%

Morgan Stanley	15,277	349,079

State Street Corp.	4,955	275,746

T. Rowe Price Group, Inc.	3,719	265,723

The Goldman Sachs Group, Inc.	3,244	479,658

See notes to financial statements	Semiannual report | Fundamental Large Cap Core Fund	11

	Shares	Value

Commercial Banks 1.5%

Wells Fargo & Company	5,784	$201,457

Consumer Finance 1.1%

American Express Company	2,531	148,848

Diversified Financial Services 8.8%

Bank of America Corp.	47,714	540,122

JPMorgan Chase & Company	13,955	656,583

Insurance 1.8%

Prudential Financial, Inc.	4,265	246,858

Health Care 9.2%		1,250,660

Biotechnology 0.9%

Amgen, Inc.	1,451	124,002

Health Care Equipment & Supplies 1.7%

Medtronic, Inc.	4,929	229,691

Health Care Providers & Services 1.0%

Amsurg Corp. (I)	4,284	133,704

Pharmaceuticals 5.6%

Merck & Company, Inc.	6,628	286,661

Novartis AG, ADR	5,044	342,084

Pfizer, Inc.	4,931	134,518

Industrials 6.1%		829,061

Aerospace & Defense 1.4%

L-3 Communications Holdings, Inc.	2,554	193,900

Air Freight & Logistics 1.9%

United Parcel Service, Inc., Class B	3,293	261,102

Industrial Conglomerates 2.0%

General Electric Company	12,161	270,947

Professional Services 0.8%

Robert Half International, Inc.	2,926	103,112

Information Technology 25.2%		3,439,758

Communications Equipment 7.9%

Cisco Systems, Inc.	19,214	395,232

QUALCOMM, Inc.	10,283	678,986

Computers & Peripherals 6.5%

Apple, Inc.	1,362	620,134

EMC Corp. (I)	11,077	272,605

Internet Software & Services 3.1%

Google, Inc., Class A (I)	569	429,988

IT Services 1.4%

Broadridge Financial Solutions, Inc.	7,907	186,368

Semiconductors & Semiconductor Equipment 2.9%

Intel Corp.	18,588	391,092

Software 3.4%

FactSet Research Systems, Inc.	2,829	261,739

Oracle Corp.	5,734	203,614

12	Fundamental Large Cap Core Fund | Semiannual report	See notes to financial statements

	Shares	Value

Materials 0.7%		$99,670

Chemicals 0.7%

Air Products & Chemicals, Inc.	1,140	99,670

Total investments (Cost $12,281,506)† 97.0%		$13,235,094

Other assets and liabilities, net 3.0%		$403,820

Total net assets 100.0%		$13,638,914

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

† At 1-31-13, the aggregate cost of investment securities for federal income tax purposes was $12,311,291. Net unrealized appreciation aggregated $923,803 of which $1,133,421 related to appreciated investment securities and $209,618 related to depreciated investment securities.

See notes to financial statements	Semiannual report | Fundamental Large Cap Core Fund	13

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 1-31-13 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $12,281,506)	$13,235,094
Cash	527,318
Foreign currency, at value (Cost $1,303)	1,303
Receivable for investments sold	4,465
Receivable for fund shares sold	168,518
Dividends receivable	7,853
Receivable due from adviser	4,034
Other receivables and prepaid expenses	15,141

Total assets	13,963,726

Liabilities

Payable for investments purchased	292,803
Payable to affiliates
Accounting and legal services fees	98
Transfer agent fees	1,366
Trustees’ fees	2
Other liabilities and accrued expenses	30,543

Total liabilities	324,812

Net assets	13,638,914

Net assets consist of

Paid-in capital	$12,543,292
Accumulated distributions in excess of net investment income	(812)
Accumulated net realized gain (loss) on investments and foreign
currency transactions	142,844
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	953,590

Net assets	$13,638,914

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A1 ($3,990,668 ÷ 342,932 shares)	$11.64
Class I ($9,648,246 ÷ 827,584 shares)	$11.66

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$12.25

1 Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

14	Fundamental Large Cap Core Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 1-31-13
(unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$70,911

Total investment income	70,911

Expenses

Investment management fees	27,924
Distribution and service fees	4,958
Accounting and legal services fees	501
Transfer agent fees	5,433
Trustees’ fees	40
State registration fees	14,707
Printing and postage	3,857
Professional fees	23,274
Custodian fees	6,052
Registration and filing fees	15,036
Other	1,682

Total expenses	103,464
Less expense reductions and amounts recaptured	(62,786)

Net expenses	40,678

Net investment income	30,233

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	261,890
Foreign currency transactions	(28)

261,862
Change in net unrealized appreciation (depreciation) of
Investments	783,307

783,307

Net realized and unrealized gain	1,045,169

Increase in net assets from operations	$1,075,402

See notes to financial statements	Semiannual report | Fundamental Large Cap Core Fund	15

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	1-31-13	ended
	(Unaudited)	7-31-12

Increase (decrease) in net assets

From operations
Net investment income	$30,233	$20,880
Net realized gain (loss)	261,862	(14,043)
Change in net unrealized appreciation (depreciation)	783,307	263,704

Increase (decrease) in net assets resulting from operations	1,075,402	270,541

Distributions to shareholders
From net investment income
Class A	(4,589)	(7,730)
Class I	(34,650)	(6,671)
From net realized gain
Class A	(32,865)	(7,947)
Class I	(71,193)	(3,824)

Total distributions	(143,297)	(26,172)

From Fund share transactions	8,655,849	710,675

Total increase	9,587,954	955,044

Net assets

Beginning of period	4,050,960	3,095,916

End of period	$13,638,914	$4,050,960

Undistributed (accumulated distributions in excess of)
net investment income	($812)	$8,194

16	Fundamental Large Cap Core Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	1-31-13[1]	7-31-12	7-31-11[2]

Per share operating performance

Net asset value, beginning of period	$10.35	$9.73	$10.00
Net investment income[3]	0.03	0.04	—[4]
Net realized and unrealized gain (loss) on investments	1.39	0.64	(0.27)
Total from investment operations	1.42	0.68	(0.27)
Less distributions
From net investment income	(0.02)	(0.03)	—
From net realized gain	(0.11)	(0.03)	—
Total distributions	(0.13)	(0.06)	—
Net asset value, end of period	$11.64	$10.35	$9.73
Total return (%)[5,6]	13.73[7]	7.09	(2.70)[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$4	$3	$2
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	2.99[8]	6.29	5.95[8]
Expenses including reductions and amounts recaptured	1.30[8]	1.30	1.30[8]
Net investment income (loss)	0.56[8]	0.46	(0.12)[8]
Portfolio turnover (%)	21	40	4

1 Six months ended 1-31-13. Unaudited.
2 The inception date for Class A shares is 6-1-11.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Does not reflect the effect of sales charges, if any.
6 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
7 Not annualized.
8 Annualized.

See notes to financial statements	Semiannual report | Fundamental Large Cap Core Fund	17

CLASS I SHARES Period ended	1-31-13[1]	7-31-12	7-31-11[2]

Per share operating performance

Net asset value, beginning of period	$10.38	$9.74	$10.00
Net investment income[3]	0.05	0.09	0.01
Net realized and unrealized gain (loss) on investments	1.39	0.64	(0.27)
Total from investment operations	1.44	0.73	(0.26)
Less distributions
From net investment income	(0.05)	(0.06)	—
From net realized gain	(0.11)	(0.03)	—
Total distributions	(0.16)	(0.09)	—
Net asset value, end of period	$11.66	$10.38	$9.74
Total return (%)[4]	13.97[5]	7.58	(2.60)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$10	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	2.46[6]	7.53	5.61[6]
Expenses including reductions and amounts recaptured	0.87[6]	0.84	0.84[6]
Net investment income	0.96[6]	0.93	0.36[6]
Portfolio turnover (%)	21	40	4

1 Six months ended 1-31-13. Unaudited.
2 The inception date for Class I shares is 6-1-11.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.

18	Fundamental Large Cap Core Fund | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Fundamental Large Cap Core Fund (the Fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

Semiannual report | Fundamental Large Cap Core Fund	19

The following is a summary of the values by input classification of the Fund’s investments as of January 31, 2013, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 1-31-13	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Consumer Discretionary	$1,899,837	$1,899,837	—	—
Consumer Staples	858,516	682,096	$176,420	—
Energy	1,693,518	1,693,518	—	—
Financials	3,164,074	3,164,074	—	—
Health Care	1,250,660	1,250,660	—	—
Industrials	829,061	829,061	—	—
Information Technology	3,439,758	3,439,758	—	—
Materials	99,670	99,670	—	—

Total Investments in
Securities	$13,235,094	$13,058,674	$176,420	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on the ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $200 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended January 31, 2013 were $190. For the six months ended January 31, 2013, the Fund had no borrowings under the line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

20	Fundamental Large Cap Core Fund | Semiannual report

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of July 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: a) 0.725% of the first $500,000,000 of the Fund’s average daily net assets; b) 0.700% of the next $500,000,000 of the Fund’s average daily net assets; c) 0.675% of the next $500,000,000 of the Fund’s average daily net assets; and d) 0.650% of the Fund’s average daily net assets in excess of $1,500,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has contractually agreed to waive a portion of its management fee for certain funds (the Participating Portfolios) of the Trust and John Hancock Variable Insurance Trust. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Funds that exceeds $75 billion but is less than $100 billion; and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that equals or exceeds $100 billion. The amount of the reimbursement is calculated daily and allocated among all the Participating Portfolios

Semiannual report | Fundamental Large Cap Core Fund	21

in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Adviser upon notice to the funds and with the approval of the Board of Trustees.

The Adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund’s total operating expenses at 1.30% and 0.94% for Class A and Class I shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The current expense limitation agreement expires on November 30, 2013, unless renewed by mutual agreement of the Fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time. Prior to January 1, 2013, the fee waivers and/or reimbursements were such that these expenses would not exceed 0.84% for Class I shares.

Additionally, the Adviser has voluntarily agreed to waive other Fund level expenses excluding advisory fees, Rule 12b-1 fees, service fees, transfer agent fees, blue sky fees, taxes, printing and postage, brokerage commissions, interest expenses, acquired fund fees, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The waivers are such that these expenses will not exceed 0.20% of average net assets. This voluntary expense reimbursement may be terminated at any time by the Adviser on notice to the Fund.

Accordingly, these expense reductions described above amounted to $27,963 and $34,823 for Class A and Class I shares, respectively, for the six months ended January 31, 2013.

The investment management fees incurred for the six months ended January 31, 2013 were equivalent to a net annual effective rate of 0.00% of the Fund’s average daily net assets.

Expense recapture. The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred to the extent that the Fund is below its expense limitation during this period. The table below outlines the amounts recovered during the six months ended January 31, 2013, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates. Certain reimbursements or waivers are not subject to recapture.

	AMOUNTS ELIGIBLE	AMOUNTS ELIGIBLE	AMOUNTS ELIGIBLE	AMOUNTS ELIGIBLE	AMOUNTS RECOVERED
	FOR RECOVERY	FOR RECOVERY	FOR RECOVERY	FOR RECOVERY	DURING THE
	THROUGH	THROUGH	THROUGH	THROUGH	PERIOD ENDED
FUND	JULY 1, 2013	JULY 1, 2014	JULY 1, 2015	JANUARY 1, 2016	JANUARY 31, 2013

Fundamental	—	$22,880	$160,314	$52,981	—
Large Cap Core

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended January 31, 2013 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

22	Fundamental Large Cap Core Fund | Semiannual report

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund pays 0.30% for Class A shares for distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $2,803 for the six months ended January 31, 2013. Of this amount, $469 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $2,334 was paid as sales commissions to broker-dealers.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended January 31, 2013, there were no CDSCs received by the Distributor for Class A shares.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended January 31, 2013 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

A	$4,958	$3,176	$7,352	$2,182
I	—	2,257	7,355	1,675
Total	$4,958	$5,433	$14,707	$3,857

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each Fund based on its average daily net assets.

Semiannual report | Fundamental Large Cap Core Fund	23

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended January 31, 2013 and for the year ended July 31, 2012 were as follows:

	Six months ended 1-31-13		Year ended 7-31-12
	Shares	Amount	Shares	Amount
Class A shares

Sold	78,464	$878,837	138,949	$1,350,466
Distributions reinvested	1,250	13,835	383	3,593
Repurchased	(18,727)	(202,468)	(59,942)	(593,022)

Net increase	60,987	$690,204	79,390	$761,037

Class I shares

Sold	731,185	$8,104,201	31,664	$323,806
Distributions reinvested	9,544	105,843	1,018	9,546
Repurchased	(22,166)	(244,399)	(39,151)	(383,714)

Net increase (decrease)	718,563	$7,965,645	(6,469)	($50,362)

Net increase	779,550	$8,655,849	72,921	$710,675

Affiliates of the Fund owned 56% of shares of beneficial interest of Class A shares on January 31, 2013.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $9,825,021 and $1,617,801, respectively, for the six months ended January 31, 2013.

24	Fundamental Large Cap Core Fund | Semiannual report

Special Shareholder Meeting

Unaudited

On November 14, 2012, a Special Meeting of the Shareholders of John Hancock Funds II and each of its series, including John Hancock Fundamental Large Cap Core Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the following proposal:

Proposal: Election of thirteen (13) Trustees as members of the Board of Trustees of John Hancock Funds II.

	TOTAL VOTES	TOTAL VOTES WITHHELD
	FOR THE NOMINEE	FROM THE NOMINEE

Independent Trustees
Charles L. Bardelis	7,616,504,618.81	68,337,736.33
Peter S. Burgess	7,615,970,679.45	68,871,675.70
William H. Cunningham	7,617,896,790.36	66,945,564.78
Grace K. Fey	7,615,778,673.96	69,063,681.18
Theron S. Hoffman	7,615,274,624.90	69,567,730.24
Deborah C. Jackson	7,613,243,797.95	71,598,557.20
Hassell H. McClellan	7,613,775,261.17	71,067,093.97
James M. Oates	7,609,760,388.78	75,081,966.36
Steven R. Pruchansky	7,616,850,614.43	67,991,740.71
Gregory A. Russo	7,622,347,084.59	62,495,270.55
Non-Independent Trustees
James R. Boyle	7,622,433,052.00	62,409,303.15
Craig Bromley	7,617,300,092.72	67,542,262.42
Warren A. Thomson	7,620,483,794.58	64,358,560.56

Semiannual report | Fundamental Large Cap Core Fund	25

More information

Trustees	Investment adviser
James M. Oates, Chairperson	John Hancock Investment Management
Steven R. Pruchansky, Vice Chairperson	Services, LLC
Charles L. Bardelis*
James R. Boyle†	Subadviser
Craig Bromley†	John Hancock Asset Management a division of
Peter S. Burgess*	Manulife Asset Management (US) LLC
William H. Cunningham
Grace K. Fey	Principal distributor
Theron S. Hoffman*	John Hancock Funds, LLC
Deborah C. Jackson
Hassell H. McClellan	Custodian
Gregory A. Russo	State Street Bank and Trust Company
Warren A. Thomson†
Transfer agent
Officers	John Hancock Signature Services, Inc.
Hugh McHaffie
President	Legal counsel
K&L Gates LLP
Andrew G. Arnott
Executive Vice President

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

26	Fundamental Large Cap Core Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

This report is for the information of the shareholders of John Hancock Fundamental Large Cap Core Fund.	372SA 1/13
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	3/13

John Hancock

MUTUAL FUNDS

John Hancock
Fundamental Large Cap Value Fund

Semiannual Report

1.31.13

A look at performance

Total returns for the period ended January 31, 2013

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since					Since
	1-year	5-year	10-year	inception	6-months	1-year	5-year	10-year	inception

Class A	19.08	—	—	10.38[1]	14.09	19.08	—	—	17.95[1]

Class I2	25.96	—	—	14.33[1]	20.34	25.96	—	—	25.08[1]

Class NAV[2]	26.05	—	—	34.84[3]	20.42	26.05	—	—	53.97[3]

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00%.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 11-30-13 for Class A and Class I shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For Class NAV the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class I	Class NAV
Net (%)	1.30	0.94	0.74
Gross (%)	2.79	4.02	0.74

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

See the following page for footnotes.

6	Fundamental Large Cap Value Fund | Semiannual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class I2	6-1-11	$12,508	$12,508	$11,618

Class NAV[2,3]	8-23-11	15,397	15,397	14,180

Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect expenses, which would have resulted in lower values if they did.

Footnotes related to performance pages

1 From 6-1-11.
2 For certain types of investors, as described in the Fund’s prospectuses.
3 From 8-23-11.

Semiannual report | Fundamental Large Cap Value Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on August 1, 2012 with the same investment held until January 31, 2013.

	Account value	Ending value	Expenses paid during
	on 8-1-12	on 1-31-13	period ended 1-31-13[1]

Class A	$1,000.00	$1,201.00	$7.21

Class I	1,000.00	1,203.40	4.94

Class NAV	1,000.00	1,204.20	3.89

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Fundamental Large Cap Value Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on August 1, 2012, with the same investment held until January 31, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 8-1-12	on 1-31-13	period ended 1-31-13[1]

Class A	$1,000.00	$1,018.70	$6.61

Class I	1,000.00	1,020.70	4.53

Class NAV	1,000.00	1,021.70	3.57

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.30%, 0.89%, and 0.70% for Class A, Class I and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual report | Fundamental Large Cap Value Fund	9

Portfolio summary

Top 10 Holdings (36.6% of Net Assets on 1-31-13)[1,2]

JPMorgan Chase & Company	4.7%	Bank of America Corp.	3.5%

Lowe’s Companies, Inc.	4.5%	Wells Fargo & Company	3.3%

The Goldman Sachs Group, Inc.	4.1%	Apache Corp.	3.1%

Cisco Systems, Inc.	3.9%	AllianceBernstein Holding LP	3.0%

Avery Dennison Corp.	3.6%	Occidental Petroleum Corp.	2.9%

Sector Composition[1,3]

Financials	29.4%	Consumer Staples	11.2%

Industrials	12.8%	Energy	10.9%

Information Technology	12.7%	Health Care	10.1%

Consumer Discretionary	11.8%	Short-Term Investments & Other	1.1%

1 As a percentage of net assets on 1-31-13.
2 Cash and cash equivalents not included.
3 Large company stocks as a group could fall out of favor with the market, causing the Fund to underperform. The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks. Foreign investing, especially in emerging markets, has additional risks such as currency and market volatility and political and social instability. Hedging and other strategic transactions may increase volatility of a fund and, if the transaction is not successful, could result in a significant loss. If the Fund invests in illiquid securities, it may be difficult to sell them at a price approximating their value. For additional information on these and other risk considerations, please see the Fund’s prospectus. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Fundamental Large Cap Value Fund | Semiannual report

Fund’s investments

As of 1-31-13 (unaudited)

	Shares	Value

Common Stocks 98.9%		$852,534,884

(Cost $703,190,850)

Consumer Discretionary 11.8%		101,383,483

Hotels, Restaurants & Leisure 2.0%

Carnival Corp.	449,433	17,402,043

Household Durables 2.4%

Dorel Industries, Inc., Class B	241,584	9,635,263

Lennar Corp., Class A	265,415	11,025,339

Media 1.5%

Omnicom Group, Inc.	228,857	12,422,358

Specialty Retail 4.5%

Lowe’s Companies, Inc.	1,017,405	38,854,697

Textiles, Apparel & Luxury Goods 1.4%

Adidas AG	129,550	12,043,783

Consumer Staples 11.2%		96,616,975

Beverages 6.2%

Diageo PLC, ADR	142,777	17,033,296

PepsiCo, Inc.	249,348	18,165,002

SABMiller PLC	361,287	18,035,694

Food Products 1.0%

Danone SA	128,228	8,890,574

Household Products 1.6%

The Procter & Gamble Company	180,793	13,588,402

Personal Products 1.7%

Avon Products, Inc.	856,177	14,537,885

Tobacco 0.7%

Philip Morris International, Inc.	72,211	6,366,122

Energy 10.9%		93,781,807

Energy Equipment & Services 1.2%

National Oilwell Varco, Inc.	143,012	10,602,910

Oil, Gas & Consumable Fuels 9.7%

Apache Corp.	319,406	26,753,447

Chevron Corp.	185,334	21,341,210

Exxon Mobil Corp.	107,692	9,689,049

Occidental Petroleum Corp.	287,699	25,395,191

See notes to financial statements	Semiannual report | Fundamental Large Cap Value Fund	11

	Shares	Value
Financials 29.4%		$253,190,410

Capital Markets 14.7%

AllianceBernstein Holding LP	1,283,054	26,122,979

Morgan Stanley	1,007,411	23,019,341

Northern Trust Corp.	466,515	24,011,527

State Street Corp.	331,747	18,461,721

The Goldman Sachs Group, Inc.	238,928	35,327,894

Commercial Banks 3.4%

Wells Fargo & Company	828,224	28,847,042

Diversified Financial Services 8.2%

Bank of America Corp.	2,649,720	29,994,830

JPMorgan Chase & Company	862,616	40,586,083

Insurance 3.1%

Prudential Financial, Inc.	149,792	8,669,961

Stewart Information Services Corp.	683,322	18,149,032

Health Care 10.1%		87,403,047

Biotechnology 0.9%

Amgen, Inc.	92,575	7,911,460

Health Care Equipment & Supplies 2.0%

Medtronic, Inc.	368,911	17,191,253

Health Care Providers & Services 2.5%

Amsurg Corp. (I)	275,833	8,608,748

VCA Antech, Inc. (I)	594,937	12,850,639

Pharmaceuticals 4.7%

Merck & Company, Inc.	529,887	22,917,613

Novartis AG, ADR	264,278	17,923,334

Industrials 12.8%		110,197,235

Air Freight & Logistics 2.0%

FedEx Corp.	169,959	17,242,341

Commercial Services & Supplies 3.6%

Avery Dennison Corp.	802,368	30,899,192

Electrical Equipment 2.0%

Sensata Technologies Holding NV (I)	501,500	16,920,610

Industrial Conglomerates 2.3%

General Electric Company	910,489	20,285,695

Machinery 1.6%

Deere & Company	146,713	13,799,825

Professional Services 1.3%

Robert Half International, Inc.	313,552	11,049,572

Information Technology 12.7%		109,961,927

Communications Equipment 6.1%

Cisco Systems, Inc.	1,634,755	33,626,910

QUALCOMM, Inc.	292,718	19,328,170

Computers & Peripherals 1.5%

Apple, Inc.	28,150	12,816,977

12	Fundamental Large Cap Value Fund | Semiannual report	See notes to financial statements

	Shares	Value
IT Services 1.7%

Broadridge Financial Solutions, Inc.	613,958	$14,470,990

Semiconductors & Semiconductor Equipment 2.2%

Intel Corp.	895,946	18,850,704

Software 1.2%

Microsoft Corp.	395,638	10,868,176

	Par value	Value

Short-Term Investments 1.3%		$11,138,000

(Cost $11,138,000)
Repurchase Agreement with State Street Corp. dated 1-31-13 at
0.010% to be repurchased at $11,138,003 on 2-1-13, collateralized by $10,980,000 United States Treasury Notes, 1.500% due 6-30-16
(valued at $11,364,684, including interest)	$11,138,000	11,138,000

Total investments (Cost $714,328,850)† 100.2%		$863,672,884

Other assets and liabilities, net (0.2%)		($1,959,690)

Total net assets 100.0%		$861,713,194

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

† At 1-31-13, the aggregate cost of investment securities for federal income tax purposes was $714,392,695. Net unrealized appreciation aggregated $149,280,189, of which $153,886,268 related to appreciated investment securities and $4,606,079 related to depreciated investment securities.

See notes to financial statements	Semiannual report | Fundamental Large Cap Value Fund	13

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 1-31-13 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $714,328,850)	$863,672,884
Cash	588
Foreign currency, at value (Cost $290,943)	287,793
Receivable for investments sold	4,497,950
Receivable for fund shares sold	132,709
Dividends and interest receivable	648,043
Receivable due from adviser	920
Other receivables and prepaid expenses	16,650

Total assets	869,257,537

Liabilities

Payable for fund shares repurchased	7,492,022
Payable to affiliates
Transfer agent fees	1,948
Other liabilities and accrued expenses	50,373

Total liabilities	7,544,343

Net assets	861,713,194

Net assets consist of

Paid-in capital	$679,679,789
Undistributed net investment income	273,779
Accumulated net realized gain (loss) on investments and foreign
currency transactions	32,418,742
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	149,340,884

Net assets	$861,713,194

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($5,503,749 ÷ 470,164 shares)[1]	$11.71
Class I ($14,629,206 ÷ 1,247,051 shares)	$11.73
Class NAV ($841,580,239 ÷ 71,867,257 shares)	$11.71

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$12.33

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

14	Fundamental Large Cap Value Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the six-month period ended 1-31-13
(unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$10,842,512
Interest	701
Less foreign taxes withheld	(19,450)

Total investment income	10,823,763

Expenses

Investment management fees	2,719,143
Distribution and service fees	5,265
Accounting and legal services fees	54,293
Transfer agent fees	5,826
Trustees’ fees	4,604
State registration fees	14,685
Printing and postage	3,034
Professional fees	27,764
Custodian fees	70,312
Registration and filing fees	24,338
Other	3,313

Total expenses	2,932,577
Less expense reductions and amounts recaptured	(27,846)

Net expenses	2,904,731

Net investment income	7,919,032

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	57,024,228
Foreign currency transactions	(1,890)
57,022,338
Change in net unrealized appreciation (depreciation) of
Investments	88,686,803
Translation of assets and liabilities in foreign currencies	(3,150)
88,683,653
Net realized and unrealized gain	145,705,991

Increase in net assets from operations	$153,625,023

See notes to financial statements	Semiannual report | Fundamental Large Cap Value Fund	15

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	1-31-13	ended
	(Unaudited)	7-31-12

Increase (decrease) in net assets

From operations
Net investment income	$7,919,032	$6,254,174
Net realized gain	57,022,338	10,970,069
Change in net unrealized appreciation (depreciation)	88,683,653	60,832,734

Increase in net assets resulting from operations	153,625,023	78,056,977

Distributions to shareholders
From net investment income
Class A	(35,015)	(7,223)
Class I	(110,922)	(6,741)
Class NAV	(11,378,017)	(2,351,019)
From net realized gain
Class A	(172,906)	(5,698)
Class I	(394,916)	(3,154)
Class NAV	(33,936,142)	(1,081,097)

Total distributions	(46,027,918)	(3,454,932)

From Fund share transactions	(38,045,287)	714,615,382

Total increase	69,551,818	789,217,427

Net assets

Beginning of period	792,161,376	2,943,949

End of period	$861,713,194	$792,161,376

Undistributed net investment income	$273,779	$3,878,701

16	Fundamental Large Cap Value Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	1-31-13[1]	7-31-12	7-31-11[2]

Per share operating performance

Net asset value, beginning of period	$10.27	$9.46	$10.00
Net investment income[3]	0.07	0.09	—[4]
Net realized and unrealized gain (loss) on investments	1.96	0.78	(0.54)
Total from investment operations	2.03	0.87	(0.54)
Less distributions
From net investment income	(0.10)	(0.03)	—
From net realized gain	(0.49)	(0.03)	—
Total distributions	(0.59)	(0.06)	—
Net asset value, end of period	$11.71	$10.27	$9.46
Total return (%)[5,6]	20.10[7]	9.28	(5.40)[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$6	$3	$2
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	1.74[8]	2.79	5.95[8]
Expenses Including reductions and amounts recaptured	1.30[8]	1.30	1.30[8]
Net investment income	1.30[8]	0.94	0.26[8]
Portfolio turnover (%)	20	26	5

1 Six months ended 1-31-13. Unaudited
2 The inception date for Class A shares is 6-1-11.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Does not reflect the effect of sales charges, if any.
6 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
7 Not annualized.
8 Annualized.

See notes to financial statements	Semiannual report | Fundamental Large Cap Value Fund	17

CLASS I SHARES Period ended	1-31-13[1]	7-31-12	7-31-11[2]

Per share operating performance

Net asset value, beginning of period	$10.30	$9.46	$10.00
Net investment income[3]	0.10	0.14	0.01
Net realized and unrealized gain (loss) on investments	1.96	0.79	(0.55)
Total from investment operations	2.06	0.93	(0.54)
Less distributions
From net investment income	(0.14)	(0.06)	—
From net realized gain	(0.49)	(0.03)	—
Total distributions	(0.63)	(0.09)	—
Net asset value, end of period	$11.73	$10.30	$9.46
Total return (%)[4]	20.34[5]	9.87	(5.40)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$15	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	1.18[6]	4.02	5.61[6]
Expenses including reductions and amounts recaptured	0.89[6]	0.84	0.84[6]
Net investment income	1.71[6]	1.44	0.74[6]
Portfolio turnover (%)	20	26	5

1 Six months ended 1-31-13. Unaudited
2 The inception date for Class I shares is 6-1-11.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.

CLASS NAV SHARES Period ended	1-31-13[1]	7-31-12[2]

Per share operating performance

Net asset value, beginning of period	$10.30	$8.13
Net investment income[3]	0.11	0.13
Net realized and unrealized gain on investments	1.95	2.13
Total from investment operations	2.06	2.26
Less distributions
From net investment income	(0.16)	(0.06)
From net realized gain	(0.49)	(0.03)
Total distributions	(0.65)	(0.09)
Net asset value, end of period	$11.71	$10.30
Total return (%)[4]	20.42[5]	27.86[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$842	$789
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	0.70[6]	0.74[6]
Expenses including reductions and amounts recaptured	0.70[6]	0.75[6]
Net investment income	1.91[6]	1.40[6]
Portfolio turnover (%)	20	26[7]

1 Six months ended 1-31-13. Unaudited
2 The inception date for Class NAV shares is 8-23-11.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.
7 Portfolio turnover is shown for period from 8-1-11 to 7-31-12.

18	Fundamental Large Cap Value Fund | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Fundamental Large Cap Value Fund (the Fund) is a series of John Hancock Fund II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class NAV shares are offered to John Hancock affiliated funds of funds and 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, printing and postage and state registration fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates and those deficiencies could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

Semiannual report | Fundamental Large Cap Value Fund	19

The following is a summary of the values by input classification of the Fund’s investments as of January 31, 2013, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 1-31-13	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Consumer Discretionary	$101,383,483	$89,339,700	$12,043,783	—
Consumer Staples	96,616,975	69,690,707	26,926,268	—
Energy	93,781,807	93,781,807	—	—
Financials	253,190,410	253,190,410	—	—
Health Care	87,403,047	87,403,047	—	—
Industrials	110,197,235	110,197,235	—	—
Information Technology	109,961,927	109,961,927	—	—
Short-Term Investments	11,138,000	—	11,138,000	—

Total Investments
in Securities	$863,672,884	$813,564,833	$50,108,051	—

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the Fund becomes aware of the dividends. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign taxes. The Fund may be subject to withholding tax on income or capital gains or repatriation taxes as imposed by certain countries in which it invests. Taxes are accrued based upon net investment income, net realized gains or net unrealized appreciation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $200 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended

20	Fundamental Large Cap Value Fund | Semiannual report

January 31, 2013 were $312. For the six months ended January 31, 2013, the Fund had no borrowings under the line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of July 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Semiannual report | Fundamental Large Cap Value Fund	21

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: a) 0.70% of the first $500,000,000 of the Fund’s aggregate average daily net assets together with assets of Fundamental Large Cap Value Trust, a series of John Hancock Variable Insurance Trust (combined aggregate average daily net assets); b) 0.65% of the next $500,000,000 of the combined aggregate average daily net assets; and c) 0.60% of the combined aggregate average daily net assets in excess of $1,000,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has contractually agreed to waive a portion of its management fee for certain funds (the Participating Portfolios) of the Trust and John Hancock Variable Insurance Trust. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $75 billion but is less than $100 billion; and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that equals or exceeds $100 billion. The amount of the reimbursement is calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Adviser upon notice to the funds and with the approval of the Board of Trustees.

The Adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the Fund to the extent necessary to maintain the total operating expenses at 1.30% and 0.94% for Class A and Class I shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The current expense limitation agreement expires on November 30, 2013, unless renewed by mutual agreement of the Fund and the Adviser based upon a determination that this is appropriate under the circumstances at that time. Prior to January 1, 2013, the fee waivers and/or reimbursements for Class I shares were such that the expenses would not exceed 0.84%. Prior to December 1, 2012, the fee waivers and/or reimbursements for Class NAV shares were such that the expenses would not exceed 0.82%.

Additionally, the Adviser has voluntarily agreed to waive other Fund level expenses excluding advisory fees, Rule 12b-1 fees, service fees, transfer agent fees, blue sky fees, taxes, printing and postage, brokerage commissions, interest expenses, acquired fund fees, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. The waivers are such that these expenses will not exceed 0.20% of average net assets. This voluntary expense reimbursement may be terminated at any time by the Adviser on notice to the Fund.

Accordingly, these expense reductions amounted to $7,672, $6,830 and $13,344 for Class A, Class I and Class NAV shares, respectively, for the six months ended January 31, 2013.

The investment management fees incurred for the six months ended January 31, 2013 were equivalent to a net annual effective rate of 0.65% of the Fund’s average daily net assets.

Expense recapture. The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred to the extent that the Fund is below its expense limitation during this period. The table below outlines the amounts recovered during the six months ended January 31, 2013, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates. Certain reimbursements or waivers are not subject to recapture.

22	Fundamental Large Cap Value Fund | Semiannual report

	AMOUNTS	AMOUNTS	AMOUNTS	AMOUNTS	AMOUNTS
	ELIGIBLE FOR	ELIGIBLE FOR	ELIGIBLE FOR	ELIGIBLE FOR	RECOVERED
	RECOVERY	RECOVERY	RECOVERY	RECOVERY	DURING THE
	THROUGH	THROUGH	THROUGH	THROUGH	PERIOD ENDED
FUND	JULY 1, 2013	JULY 1, 2014	JULY 1, 2015	JULY 1, 2016	JANUARY 31, 2013

Fundamental	—	$390	$28,986	$7,813	—
Large Cap Value

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended January 31, 2013 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund pays 0.30% for Class A shares for distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $4,268 for the six months ended January 31, 2013. Of this amount, $717 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $3,551 was paid as sales commissions to broker-dealers.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended January 31, 2013, there were no CDSCs received by the Distributor for Class A shares.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended January 31, 2013 were:

	DISTRIBUTION	TRANSFER	PRINTING AND	STATE
CLASS	AND SERVICE FEES	AGENT FEES	POSTAGE	REGISTRATION FEES

A	$5,265	$3,396	$2,100	$7,342
I	—	2,430	934	7,343

Total	$5,265	$5,826	$3,034	$14,685

Semiannual report | Fundamental Large Cap Value Fund	23

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each Fund based on its average daily net assets.

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended January 31, 2013 and for the year ended July 31, 2012 were as follows:

	Six months ended 1-31-13		Year ended 7-31-12
	Shares	Amount	Shares	Amount
Class A shares

Sold	224,810	$2,522,246	85,071	$846,464
Distributions reinvested	8,863	97,048	123	1,153
Repurchased	(20,420)	(227,011)	(23,993)	(239,863)

Net increase	213,253	$2,392,283	61,201	$607,754

Class I shares

Sold	1,108,031	$12,524,094	19,226	$204,790
Distributions reinvested	46,111	505,838	964	9,038
Repurchased	(5,276)	(58,515)	(37,505)	(368,974)

Net increase (decrease)	1,148,866	$12,971,417	(17,315)	($155,146)

Class NAV shares[1]

Sold	61,868	$682,343	77,067,336	$719,456,567
Distributions reinvested	4,138,279	45,314,159	366,288	3,432,117
Repurchased	(8,917,073)	(99,405,489)	(849,441)	(8,725,910)

Net increase (decrease)	(4,716,926)	($53,408,987)	76,584,183	$714,162,774

Net increase (decrease)	(3,354,807)	($38,045,287)	76,628,069	$714,615,382

1 The inception date for Class NAV shares is 8-23-11.

Affiliates of the Fund owned 41% and 100% of shares of beneficial interest of Class A and Class NAV shares, respectively, on January 31, 2013.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $162,274,272 and $233,673,140, respectively, for the six months ended January 31, 2013.

Note 7 — Investment by affiliated funds

Certain investors in the Fund are affiliated funds and are managed by the Adviser and its affiliates. The affiliated funds do not invest in the Fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the Fund’s net assets. For the six months ended January 31, 2013, the following funds had an affiliate ownership of 5% or more of the Fund’s net assets:

FUND	AFFILIATE CONCENTRATION

John Hancock Lifestyle Aggressive Portfolio	13.7%
John Hancock Lifestyle Growth Portfolio	36.5%
John Hancock Lifestyle Balanced Portfolio	29.1%
John Hancock Lifestyle Moderate Portfolio	9.1%

24	Fundamental Large Cap Value Fund | Semiannual report

Special Shareholder Meeting

Unaudited

On November 14, 2012, a Special Meeting of the Shareholders of John Hancock Funds II and each of its series, including John Hancock Fundamental Large Cap Value Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the following proposal:

Proposal: Election of thirteen (13) Trustees as members of the Board of Trustees of John Hancock Funds II.

	TOTAL VOTES	TOTAL VOTES WITHHELD
	FOR THE NOMINEE	FROM THE NOMINEE

Independent Trustees
Charles L. Bardelis	7,616,504,618.81	68,337,736.33
Peter S. Burgess	7,615,970,679.45	68,871,675.70
William H. Cunningham	7,617,896,790.36	66,945,564.78
Grace K. Fey	7,615,778,673.96	69,063,681.18
Theron S. Hoffman	7,615,274,624.90	69,567,730.24
Deborah C. Jackson	7,613,243,797.95	71,598,557.20
Hassell H. McClellan	7,613,775,261.17	71,067,093.97
James M. Oates	7,609,760,388.78	75,081,966.36
Steven R. Pruchansky	7,616,850,614.43	67,991,740.71
Gregory A. Russo	7,622,347,084.59	62,495,270.55
Non-Independent Trustees
James R. Boyle	7,622,433,052.00	62,409,303.15
Craig Bromley	7,617,300,092.72	67,542,262.42
Warren A. Thomson	7,620,483,794.58	64,358,560.56

Semiannual report | Fundamental Large Cap Value Fund	25

More information

Trustees	Investment adviser
James M. Oates, Chairperson	John Hancock Investment Management
Steven R. Pruchansky, Vice Chairperson	Services, LLC
Charles L. Bardelis*
James R. Boyle†	Subadviser
Craig Bromley†	John Hancock Asset Management a division of
Peter S. Burgess*	Manulife Asset Management (US) LLC
William H. Cunningham
Grace K. Fey	Principal distributor
Theron S. Hoffman*	John Hancock Funds, LLC
Deborah C. Jackson
Hassell H. McClellan	Custodian
Gregory A. Russo	State Street Bank and Trust Company
Warren A. Thomson†
Transfer agent
Officers	John Hancock Signature Services, Inc.
Hugh McHaffie
President	Legal counsel
K&L Gates LLP
Andrew G. Arnott
Executive Vice President

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

26	Fundamental Large Cap Value Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

374SA 1/13
This report is for the information of the shareholders of John Hancock Fundamental Large Cap Value Fund.	3/13
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

John Hancock

Diversified Strategies Fund

Semiannual Report

1.31.13

John Hancock Diversified Strategies Fund

Your expenses	Page 3
Portfolio summary	Page 4
Fund's investments	Page 5
Financial statements	Page 16
Financial highlights	Page 19
Notes to financial statements	Page 21
Special Shareholder Meeting	Page 27
More information	Page 28

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

• Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

• Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on August 1, 2012 with the same investment held until January 31, 2013.

	Account value	Ending value	Expenses paid during
	on 8-1-12	on 1-31-13	period ended 1-31-13[1,2]

Class A	$1,000.00	$1,047.60	$6.04
Class I	1,000.00	1,050.50	4.03

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2013 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

[ My account value $8,600.00 / $1,000.00 = 8.6 ] x $[ “expenses paid” from table ] = My actual expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on August 1, 2012, with the same investment held until January 31, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 8-1-12	on 1-31-13	period ended 1-31-13[1,2]

Class A	$1,000.00	$1,019.30	$5.95
Class I	1,000.00	1,021.30	3.97

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.17% and 0.78% for Class A and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2 The Fund's expense ratios do not include fees and expenses indirectly incurred by the underlying funds, whose expense ratios can vary based on the underlying funds held by the Fund. The range of expense ratios of the underlying funds held by the Fund were 0.74% to 1.89% for the six months ended January 31, 2013.

3

Diversified Strategies Fund
Portfolio summary
As of 1-31-13

Portfolio Composition[1]
Fixed Income (60.8%)
Corporate Bonds	50.2%
Collateralized Mortgage Obligations	4.2%
Term Loans	1.7%
U.S. Government & Agency Obligations	1.6%
Asset Backed Securities	1.4%
Capital Preferred Securities	1.0%
Preferred Securities	0.6%
Municipal Bonds	0.1%

Affiliated Investment Companies (32.1%)
Alternative
Currency Strategies, Class NAV (First Quadrant)	5.1%
Global Absolute Return Strategies, Class NAV (Standard Life)	3.0%
Equity
Redwood, Class NAV (RCM)	5.0%
Global Shareholder Yield, Class NAV (Epoch)	4.0%
Capital Appreciation Value, Class NAV (T.Rowe Price)	4.0%
Global Real Estate, Class NAV (Deutsche)	1.0%
Fixed Income
Asia Total Return Bond, Class NAV (John Hancock)	6.0%
Multi Sector Bond, Class NAV (Stone Harbor)	4.0%
Unaffiliated Investment Companies (6.1%)
Alternative
AQR Managed Futures Strategy Fund, Class I	3.1%
Equity
Turner Spectrum Fund Institutional Class I	3.0%

Other assets and Liabilities	1.0%

Fixed Income Quality Composition[2,3]
AAA	1.5%
AA	0.9%
A	4.5%
BBB	34.0%
BB	19.3%
B	23.1%
CCC	11.8%
U.S. Government	2.5%
U.S. Government Agency	1.2%
Not Rated	1.2%

1 As a percentage of net assets on 1-31-13.

2 Ratings are from Moody's Investors Service, Inc. If not available, we have used ratings from Standard & Poor's Ratings Services. In the absence of ratings from these agencies, we have used Fitch, Inc. ratings. "Not Rated" securities are those with no ratings available from these agencies. All ratings are as of 1-31-13 and do not reflect subsequent downgrades or upgrades, if any.

3 Composition based on fixed income securities which represent $26,023,476 and 60.8% of the Fund's net assets at 1-31-13. Percentages shown are based on total fixed income securities.

4

Diversified Strategies Fund
As of 1-31-13 (Unaudited)
Fund’s Investments

		Maturity
	Rate (%)	date	Par value^	Value

Corporate Bonds 50.2%				$21,493,563

(Cost $19,503,578)

Consumer Discretionary 6.8%				2,897,812

Auto Components 0.8%
Allison Transmission, Inc. (S)	7.125	05/15/19	125,000	135,614
Exide Technologies	8.625	02/01/18	35,000	30,188
Visteon Corp.	6.750	04/15/19	144,000	154,080

Automobiles 0.1%
Ford Motor Company	4.750	01/15/43	65,000	61,050

Hotels, Restaurants & Leisure 2.5%
Caesars Entertainment Operating Company, Inc.	11.250	06/01/17	100,000	107,000
CCM Merger, Inc. (S)	9.125	05/01/19	150,000	150,375
Downstream Development Authority of the Quapaw Tribe of
Oklahoma (S)	10.500	07/01/19	100,000	110,750
Greektown Superholdings, Inc.	13.000	07/01/15	100,000	107,375
Landry's, Inc. (S)	9.375	05/01/20	30,000	32,400
Marina District Finance Company, Inc.	9.500	10/15/15	75,000	76,313
MGM Resorts International	8.625	02/01/19	100,000	114,000
MGM Resorts International (S)	6.750	10/01/20	30,000	31,500
Seminole Indian Tribe of Florida (S)	7.750	10/01/17	200,000	216,500
Sugarhouse HSP Gaming Property Mezzanine LP (S)	8.625	04/15/16	100,000	107,000
Wok Acquisition Corp. (S)	10.250	06/30/20	25,000	26,781

Household Durables 0.1%
American Standard Americas (S)	10.750	01/15/16	30,000	30,225

Media 1.1%
DISH DBS Corp.	6.750	06/01/21	125,000	140,000
Regal Entertainment Group	9.125	08/15/18	100,000	111,750
WMG Acquisition Corp. (S)	6.000	01/15/21	35,000	37,188
XM Satellite Radio, Inc. (S)	7.625	11/01/18	150,000	166,500

Multiline Retail 0.4%
Macy's Retail Holdings, Inc.	7.875	08/15/36	175,000	190,960

Specialty Retail 1.5%
Automotores Gildemeister SA (S)	8.250	05/24/21	150,000	166,500
AutoNation, Inc.	5.500	02/01/20	65,000	69,875
Hillman Group, Inc.	10.875	06/01/18	100,000	108,875
Jo-Ann Stores Holdings, Inc., PIK (S)	9.750	10/15/19	50,000	51,000
Limited Brands, Inc.	6.625	04/01/21	50,000	56,875
Petco Holdings Inc., PIK (S)	8.500	10/15/17	15,000	15,450
Toys R Us Property Company II LLC	8.500	12/01/17	100,000	105,250
Toys R Us, Inc.	10.375	08/15/17	50,000	50,500

Textiles, Apparel & Luxury Goods 0.3%
Burlington Coat Factory Warehouse Corp.	10.000	02/15/19	125,000	135,938

Consumer Staples 2.3%				992,528

Beverages 0.2%
Ajecorp BV (S)	6.500	05/14/22	40,000	44,000
Corporacion Lindley SA (S)	6.750	11/23/21	25,000	28,938

Food & Staples Retailing 0.6%
Rite Aid Corp.	9.250	03/15/20	150,000	166,875

See notes to financial statements
5

Diversified Strategies Fund
As of 1-31-13 (Unaudited)
Fund’s Investments

		Maturity
	Rate (%)	date	Par value^	Value

Consumer Staples (continued)

Safeway, Inc.	7.250	02/01/31	20,000	$21,226
Safeway, Inc.	5.000	08/15/19	60,000	64,375
Tops Holding Corp. (S)	8.875	12/15/17	16,000	17,200

Food Products 0.4%
Corporacion Pesquera Inca SAC (S)	9.000	02/10/17	78,000	82,290
Simmons Foods, Inc. (S)	10.500	11/01/17	100,000	96,500

Household Products 0.5%
Harbinger Group, Inc. (S)	7.875	07/15/19	45,000	46,238
Reynolds Group Issuer, Inc.	9.000	04/15/19	100,000	105,500
Yankee Candle Company, Inc.	8.500	02/15/15	4,000	4,010
YCC Holdings LLC, PIK	10.250	02/15/16	75,000	77,251

Personal Products 0.3%
Revlon Consumer Products Corp.	9.750	11/15/15	125,000	131,875

Tobacco 0.3%
Alliance One International, Inc.	10.000	07/15/16	100,000	106,250

Energy 3.7%				1,584,045

Energy Equipment & Services 0.8%
Offshore Group Investments, Ltd.	11.500	08/01/15	21,000	22,785
Trinidad Drilling, Ltd. (S)	7.875	01/15/19	100,000	106,500
Weatherford International, Inc.	6.800	06/15/37	200,000	218,158

Oil, Gas & Consumable Fuels 2.9%
Afren PLC (S)	10.250	04/08/19	200,000	236,000
Arch Coal, Inc.	7.250	06/15/21	125,000	111,875
BreitBurn Energy Partners LP (S)	7.875	04/15/22	20,000	21,150
EP Energy LLC	7.750	09/01/22	20,000	21,500
EV Energy Partners LP	8.000	04/15/19	100,000	106,750
Halcon Resources Corp. (S)	8.875	05/15/21	30,000	32,025
Kinder Morgan Energy Partners LP	5.800	03/15/35	200,000	220,965
Linn Energy LLC	8.625	04/15/20	150,000	165,375
Petroleos de Venezuela SA	5.375	04/12/27	50,000	36,000
Rex Energy Corp. (S)	8.875	12/01/20	15,000	15,113
Targa Resources Partners LP	6.375	08/01/22	100,000	109,500
TransCanada Pipelines, Ltd. (6.350% to 05/15/2017, then 3
month LIBOR + 2.210%)	6.350	05/15/67	100,000	106,599
WPX Energy, Inc.	6.000	01/15/22	50,000	53,750

Financials 16.4%				7,009,872

Capital Markets 1.5%
Jefferies Group, Inc.	6.875	04/15/21	200,000	228,000
Morgan Stanley	5.750	01/25/21	300,000	340,946
The Goldman Sachs Group, Inc.	6.750	10/01/37	65,000	73,410

Commercial Banks 2.7%
Abbey National Treasury Services PLC	4.000	04/27/16	200,000	212,735
Banco de Credito del Peru (S)	4.750	03/16/16	100,000	106,250
Barclays Bank PLC (S)	6.050	12/04/17	200,000	223,312
HBOS PLC (S)	6.000	11/01/33	95,000	89,775
ICICI Bank, Ltd. (S)	5.750	11/16/20	200,000	217,159
Royal Bank of Scotland Group PLC	6.125	12/15/22	215,000	221,418
Synovus Financial Corp.	7.875	02/15/19	20,000	22,750

See notes to financial statements
6

Diversified Strategies Fund
As of 1-31-13 (Unaudited)
Fund’s Investments

		Maturity
	Rate (%)	date	Par value^	Value

Financials (continued)

Wells Fargo & Company, Series K (7.980% to 03/15/2018,
then 3 month LIBOR + 3.770%) (Q)	7.980	03/15/18	40,000	$46,000

Consumer Finance 0.6%
Discover Bank	7.000	04/15/20	200,000	245,840

Diversified Financial Services 4.1%
Bank of America NA	6.000	10/15/36	200,000	242,100
Citigroup, Inc.	5.850	12/11/34	71,000	82,714
General Electric Capital Corp.	5.300	02/11/21	250,000	284,344
General Electric Capital Corp. (7.125% until 06/15/2022, then
3 month LIBOR + 5.296%) (Q)	7.125	06/15/22	100,000	114,675
International Lease Finance Corp. (S)	7.125	09/01/18	100,000	117,000
iPayment, Inc.	10.250	05/15/18	50,000	45,250
JPMorgan Chase & Company (7.900% to 04/30/2018, then 3
month LIBOR + 3.470%) (Q)	7.900	04/30/18	200,000	230,080
Legend Acquisition Sub, Inc. (S)	10.750	08/15/20	35,000	30,800
Merrill Lynch & Company, Inc.	7.750	05/14/38	200,000	267,783
Rabobank Nederland NV (11.000% to 06/30/2019, then 3
month LIBOR + 10.868%) (Q)(S)	11.000	06/30/19	200,000	268,000
Rivers Pittsburgh Borrower LP (S)	9.500	06/15/19	15,000	16,200
SPL Logistics Escrow LLC (S)	8.875	08/01/20	24,000	25,680
UBS AG	7.625	08/17/22	50,000	54,945

Insurance 3.6%
AXA SA	8.600	12/15/30	200,000	256,751
CNA Financial Corp.	7.250	11/15/23	200,000	248,817
CNO Financial Group, Inc. (S)	6.375	10/01/20	15,000	15,900
Glen Meadow Pass-Through Trust (6.505% to 02/15/2017,
then 3 month LIBOR + 2.125%) (S)	6.505	02/12/67	200,000	184,500
Liberty Mutual Group, Inc. (S)	7.800	03/15/37	200,000	227,000
Liberty Mutual Group, Inc. (S)	6.500	03/15/35	50,000	54,260
Lincoln National Corp. (6.050% to 04/20/2017, then 3 month
LIBOR + 2.040%)	6.050	04/20/67	150,000	150,375
MetLife, Inc.	6.400	12/15/36	30,000	32,494
Nippon Life Insurance Company (P)(S)	5.000	10/18/42	200,000	204,009
Onex USI Aquisition Corp. (S)	7.750	01/15/21	40,000	39,200
Pacific LifeCorp. (S)	6.000	02/10/20	15,000	17,131
Prudential Financial, Inc. (5.875% to 09/15/2022, then 3
month LIBOR + 4.175%)	5.875	09/15/42	45,000	47,194
White Mountains Re Group, Ltd. (7.506% to 06/30/2017, then
3 month LIBOR + 3.200%) (Q)(S)	7.506	06/30/17	50,000	53,011

Real Estate Investment Trusts 3.1%
DDR Corp.	7.500	04/01/17	200,000	238,957
Highwoods Realty LP	5.850	03/15/17	70,000	78,724
Host Hotels & Resorts LP	5.250	03/15/22	200,000	218,000
MPT Operating Partnership LP	6.875	05/01/21	100,000	109,750
MPT Operating Partnership LP	6.375	02/15/22	35,000	37,538
ProLogis International Funding II (S)	4.875	02/15/20	20,000	19,908
Prologis LP	6.875	03/15/20	200,000	244,938
SL Green Realty Corp.	7.750	03/15/20	100,000	122,290
Weyerhaeuser Company	7.375	03/15/32	200,000	243,721

See notes to financial statements
7

Diversified Strategies Fund
As of 1-31-13 (Unaudited)
Fund’s Investments

		Maturity
	Rate (%)	date	Par value^	Value

Financials (continued)

Real Estate Management & Development 0.4%
General Shopping Investments, Ltd. (12.000% to 03/20/17,
then 5 Year USGG + 11.052%) (Q)(S)	12.000	03/20/17	30,000	$27,000
Mattamy Group Corp. (S)	6.500	11/15/20	55,000	55,413
Realogy Corp. (S)	7.875	02/15/19	100,000	110,000

Thrifts & Mortgage Finance 0.4%
Nationstar Mortgage LLC	10.875	04/01/15	125,000	133,125
Nationstar Mortgage LLC (S)	7.875	10/01/20	30,000	32,700

Health Care 1.6%				676,008

Health Care Equipment & Supplies 0.5%
Alere, Inc.	8.625	10/01/18	150,000	155,625
Alere, Inc. (S)	7.250	07/01/18	40,000	41,600
DJO Finance LLC (S)	9.875	04/15/18	10,000	10,675

Health Care Providers & Services 0.7%
BioScrip, Inc.	10.250	10/01/15	100,000	106,125
Catalent Pharma Solutions, Inc. (S)	7.875	10/15/18	25,000	25,250
HCA, Inc.	7.500	02/15/22	100,000	115,500
National Mentor Holdings, Inc. (S)	12.500	02/15/18	45,000	47,475

Pharmaceuticals 0.4%
Endo Health Solutions, Inc.	7.250	01/15/22	100,000	109,500
Mylan, Inc. (S)	7.875	07/15/20	55,000	64,258

Industrials 7.0%				2,992,344

Aerospace & Defense 1.4%
Ducommun, Inc.	9.750	07/15/18	100,000	109,750
Huntington Ingalls Industries, Inc.	7.125	03/15/21	150,000	165,000
Kratos Defense & Security Solutions, Inc.	10.000	06/01/17	120,000	131,700
Textron Financial Corp. (6.000% to 02/15/2017, then 3 month
LIBOR + 1.735%) (S)	6.000	02/15/67	150,000	135,000
Textron, Inc.	7.250	10/01/19	30,000	36,256

Airlines 2.3%
American Airlines 2011-1 Class B Pass Through Trust (S)	7.000	01/31/18	93,948	98,411
Continental Airlines 1997-4 Class A Pass Through Trust	6.900	01/02/18	29,369	31,957
Continental Airlines 2010-1 Class A Pass Through Trust	4.750	01/12/21	184,638	202,179
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	01/02/23	68,416	75,600
Delta Air Lines 2007-1 Class A Pass Through Trust	6.821	08/10/22	141,939	160,576
Delta Air Lines 2010-1 Class A Pass Through Trust	6.200	07/02/18	160,911	181,025
United Air Lines 2007-1 Class C Pass Through Trust (P)	2.758	07/02/14	164,564	162,507
US Airways 2012-1 Class A Pass Through Trust	5.900	10/01/24	25,000	27,500
US Airways 2012-2 Class A Pass Through Trust	4.625	06/03/25	50,000	51,625

Building Products 0.7%
Gibraltar Industries Inc (S)	6.250	02/01/21	70,000	72,713
Voto-Votorantim, Ltd. (S)	6.750	04/05/21	200,000	237,000

Commercial Services & Supplies 0.7%
Casella Waste Systems, Inc.	7.750	02/15/19	40,000	38,600
Iron Mountain, Inc.	5.750	08/15/24	20,000	20,175
Steelcase, Inc.	6.375	02/15/21	200,000	219,807

See notes to financial statements
8

Diversified Strategies Fund
As of 1-31-13 (Unaudited)
Fund’s Investments

		Maturity
	Rate (%)	date	Par value^	Value

Industrials (continued)

Electrical Equipment 0.3%
Coleman Cable, Inc.	9.000	02/15/18	130,000	$141,050

Industrial Conglomerates 0.5%
Odebrecht Finance, Ltd. (Q)(S)	7.500	09/14/15	200,000	215,500

Marine 0.1%
Navios South American Logistics, Inc.	9.250	04/15/19	50,000	50,000

Road & Rail 0.9%
Avis Budget Car Rental LLC	8.250	01/15/19	100,000	110,750
Florida East Coast Railway Corp.	8.125	02/01/17	100,000	107,250
The Hertz Corp.	6.750	04/15/19	100,000	108,500
The Kenan Advantage Group, Inc. (S)	8.375	12/15/18	40,000	41,200

Trading Companies & Distributors 0.1%
Aircastle, Ltd.	6.250	12/01/19	25,000	27,000
Aircastle, Ltd.	6.750	04/15/17	15,000	16,500
Aircastle, Ltd.	7.625	04/15/20	15,000	17,213

Information Technology 0.5%				203,738

Communications Equipment 0.1%
Global Generations Merger Sub, Inc. (S)	11.000	12/15/20	45,000	47,363

IT Services 0.3%
Brightstar Corp. (S)	9.500	12/01/16	100,000	107,500

Software 0.1%
Aspect Software, Inc.	10.625	05/15/17	50,000	48,875

Materials 4.9%				2,098,169

Chemicals 0.7%
Braskem Finance, Ltd. (S)	7.000	05/07/20	100,000	112,000
Ineos Finance PLC (S)	7.500	05/01/20	100,000	107,750
LyondellBasell Industries NV	5.000	04/15/19	25,000	27,563
Nufarm Australia, Ltd. (S)	6.375	10/15/19	40,000	42,400

Construction Materials 0.2%
American Gilsonite Company (S)	11.500	09/01/17	70,000	73,850

Containers & Packaging 0.4%
Consolidated Container Company LLC (S)	10.125	07/15/20	35,000	37,800
Pretium Packaging LLC	11.500	04/01/16	100,000	105,000
Tekni-Plex, Inc. (S)	9.750	06/01/19	43,000	47,300

Metals & Mining 2.3%
Commercial Metals Company	7.350	08/15/18	200,000	220,500
Edgen Murray Corp. (S)	8.750	11/01/20	30,000	30,675
FMG Resources August 2006 Pty, Ltd. (S)	6.875	02/01/18	25,000	25,938
FMG Resources August 2006 Pty, Ltd. (S)	6.875	04/01/22	100,000	103,500
FMG Resources August 2006 Pty, Ltd. (S)	8.250	11/01/19	25,000	26,813
JMC Steel Group (S)	8.250	03/15/18	100,000	106,500
Metinvest BV (S)	8.750	02/14/18	200,000	202,910
Rain CII Carbon LLC (S)	8.000	12/01/18	40,000	41,800
SunCoke Energy, Inc.	7.625	08/01/19	100,000	105,750
Vale Overseas, Ltd.	6.875	11/10/39	75,000	88,996
Walter Energy, Inc. (S)	9.875	12/15/20	30,000	33,075

See notes to financial statements
9

Diversified Strategies Fund
As of 1-31-13 (Unaudited)
Fund’s Investments

		Maturity
	Rate (%)	date	Par value^	Value

Materials (continued)

Paper & Forest Products 1.3%
Georgia-Pacific LLC	7.250	06/01/28	171,000	$221,905
International Paper Company	9.375	05/15/19	200,000	272,982
Westvaco Corp.	7.950	02/15/31	50,000	63,162

Telecommunication Services 4.1%				1,768,888

Diversified Telecommunication Services 3.7%
American Tower Corp.	4.700	03/15/22	40,000	43,123
CenturyLink, Inc.	5.800	03/15/22	50,000	52,326
CenturyLink, Inc.	7.600	09/15/39	200,000	204,365
Cincinnati Bell, Inc.	8.750	03/15/18	30,000	31,688
GTP Towers Issuer LLC (S)	8.112	02/15/15	100,000	104,136
Intelsat Jackson Holdings SA	7.250	10/15/20	100,000	107,000
Level 3 Communications, Inc. (S)	8.875	06/01/19	200,000	217,500
PAETEC Holding Corp.	9.875	12/01/18	100,000	115,375
Telecom Italia Capital SA	6.999	06/04/18	35,000	40,849
Telecom Italia Capital SA	7.200	07/18/36	200,000	212,718
Telefonica Emisiones SAU	5.134	04/27/20	200,000	211,745
West Corp.	11.000	10/15/16	100,000	104,000
Windstream Corp.	7.750	10/01/21	150,000	163,875

Wireless Telecommunication Services 0.4%
Clearwire Communications LLC (S)	12.000	12/01/15	50,000	54,188
Digicel, Ltd. (S)	8.250	09/01/17	100,000	106,000

Utilities 2.9%				1,270,159

Electric Utilities 2.2%
Allegheny Energy Supply Company LLC (S)	6.750	10/15/39	200,000	213,968
DPL, Inc.	7.250	10/15/21	200,000	215,500
Electricite de France SA (Q)(S)	5.250	01/29/23	100,000	97,689
Ipalco Enterprises, Inc.	5.000	05/01/18	200,000	213,000
PNM Resources, Inc.	9.250	05/15/15	150,000	171,000
Southern California Edison Company (6.250% to 02/01/2022,
then 3 month LIBOR + 4.199%) (Q)	6.250	02/01/22	35,000	38,670

Independent Power Producers & Energy Traders 0.4%
NRG Energy, Inc.	8.250	09/01/20	150,000	169,500

Multi-Utilities 0.3%
CMS Energy Corp.	5.050	03/15/22	40,000	44,582
Integrys Energy Group, Inc. (6.110% to 12/01/2016, then 3
month LIBOR + 2.120%)	6.110	12/01/66	100,000	106,250

U.S. Government & Agency Obligations 1.6%				$673,036

(Cost $721,602)

U.S. Government 1.6%				673,036

U.S. Treasury Strip PO	5.029	08/15/41	1,750,000	673,036

See notes to financial statements
10

Diversified Strategies Fund
As of 1-31-13 (Unaudited)
Fund’s Investments

		Maturity
	Rate (%)	date	Par value^	Value

Capital Preferred Securities 1.0%				$448,063

(Cost $397,638)

Financials 1.0%				448,063

Fifth Third Capital Trust IV (6.500% to 04/15/2017 then 3
month LIBOR + 1.368%)	6.500	04/15/37	150,000	149,813
MetLife Capital Trust X (9.250% to 04/08/2038, then 3 month
LIBOR + 5.540%) (S)	9.250	04/08/38	30,000	41,250
Regions Financing Trust II (6.625% to 05/15/2027, then 3
month LIBOR + 1.290%)	6.625	05/15/47	150,000	150,000
ZFS Finance USA Trust II (6.450% to 06/15/2016, then 3
month LIBOR + 2.000%) (S)	6.450	12/15/65	100,000	107,000

Municipal Bonds 0.1%				$34,382

(Cost $32,269)

State of Illinois, General Obligation	5.100	06/01/33	35,000	34,382

Term Loans (M) 1.7%				$713,792

(Cost $670,935)

Consumer Discretionary 0.6%				266,321

Hotels, Restaurants & Leisure 0.3%
Kalispel Tribal Economic Authority	7.500	02/22/17	138,059	138,405

Media 0.3%
Clear Channel Communications, Inc.	3.920	01/28/16	147,640	127,916

Financials 0.2%				95,474

Real Estate Investment Trusts 0.2%
iStar Financial, Inc.	5.750	09/28/17	94,063	95,474

Health Care 0.4%				149,597

Health Care Providers & Services 0.4%
National Mentor Holdings, Inc.	7.000	02/09/17	148,116	149,597

Industrials 0.5%				202,400

Aerospace & Defense 0.3%
Consolidated Precision Product (T)	TBD	12/20/19	100,000	101,250

Airlines 0.2%
Delta Air Lines, Inc.	5.250	10/18/18	100,000	101,150

Collateralized Mortgage Obligations 4.2%				$1,785,834

(Cost $1,607,964)

Commercial & Residential 3.5%				1,480,057

American Home Mortgage Assets LLC
Series 2006-6, Class XP IO	2.050	12/25/46	1,509,797	130,099
Americold 2010 LLC Trust
Series 2010-ARTA, Class D (S)	7.443	01/14/29	100,000	121,403

See notes to financial statements
11

Diversified Strategies Fund
As of 1-31-13 (Unaudited)
Fund’s Investments

		Maturity
	Rate (%)	date	Par value^	Value

Commercial & Residential (continued)

Commercial Mortgage Pass Through Certificates
Series 2012-CR5, Class XA IO	1.952	12/10/45	519,397	$63,909
Countrywide Alternative Loan Trust
Series 2007-16CB, Class 4A7	6.000	08/25/37	126,401	110,942
Extended Stay America Trust (S)	7.625	12/05/19	100,000	104,037
Fontainebleau Miami Beach Trust
Series 2012-FBLU, Class D (S)	5.007	05/05/27	100,000	105,729
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM (P)	5.867	07/10/38	220,000	246,875
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP7, Class AM (P)	5.872	04/15/45	250,000	283,620
Motel 6 Trust
Series 2012-MTL6, Class D (S)	3.781	10/05/25	100,000	100,213
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class XA IO (S)	1.822	05/10/63	546,301	57,645
WaMu Mortgage Pass Through Certificates
Series 2005-AR6, Class X IO	1.160	04/25/45	1,848,124	108,231
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR5, Class 1A1 (P)	2.613	04/25/35	48,243	47,354

U.S. Government Agency 0.7%				305,777

Federal Home Loan Mortgage Corp.
Series 288, Class IO	3.000	10/15/27	391,442	58,344
Series 4077, Class IK IO	5.000	07/15/42	114,697	33,577
Series K018, Class X1 IO	1.465	01/25/22	407,421	40,683
Series K710, Class X1 IO	1.784	05/25/19	279,507	26,373
Federal National Mortgage Association
Series 2012-118, Class IB IO	3.500	11/25/42	164,820	43,074
Series 2012-137, Class WI IO	3.500	12/25/32	238,504	49,398
Series 407, Class C6 IO	5.500	01/25/40	188,459	31,803
Government National Mortgage Association
Series 2012-114, Class IO	1.026	01/16/53	228,647	22,525

Asset Backed Securities 1.4%				$598,375

(Cost $548,550)

ACE Securities Corp.
Series 2006-ASP5, Class A2B (P)	0.334	10/25/36	37,411	18,003
Series 2006-ASP5, Class A2C (P)	0.384	10/25/36	32,568	15,792
Series 2006-ASP5, Class A2D (P)	0.464	10/25/36	65,136	31,960
Aegis Asset Backed Securities Trust
Series 2005-4, Class M1 (P)	0.654	10/25/35	75,000	63,788
Argent Securities, Inc.
Series 2006-M2, Class A2C (P)	0.354	09/25/36	176,924	67,952
Asset Backed Securities Corp. Home Equity
Series 2006-HE1, Class A3 (P)	0.404	01/25/36	62,673	59,388
Citicorp Residential Mortgage Securities, Inc.
Series 2007-2, Class A6	6.265	06/25/37	36,659	36,310
Countrywide Asset-Backed Certificates
Series 2004-10, Class AF5B	5.113	02/25/35	60,568	61,866
Dominos Pizza Master Issuer LLC
Series 2012-1A, Class A2 (S)	5.216	01/25/42	118,200	133,411

See notes to financial statements
12

Diversified Strategies Fund
As of 1-31-13 (Unaudited)
Fund’s Investments

		Maturity
	Rate (%)	date	Par value^	Value

Asset Backed Securities (continued)

MASTR Asset Backed Securities Trust
Series 2007-HE2, Class A2 (P)	0.904	08/25/37	42,393	$40,924
Morgan Stanley ABS Capital I
Series 2006-HE4, Class A3 (P)	0.354	06/25/36	60,023	41,688
Soundview Home Loan Trust
Series 2006-OPT2, Class A3 (P)	0.384	05/25/36	30,574	27,293

			Shares	Value

Preferred Securities 0.6%				$276,431

(Cost $261,190)

Financials 0.4%				180,102

Discover Financial Services, 6.500%			1,100	28,050
PNC Financial Services Group, Inc., 6.125%			2,150	58,179
Regions Financial Corp., 6.375%			1,935	48,143
U.S. Bancorp, 6.000%			1,700	45,730

Industrials 0.1%				65,016

Continental Airlines Finance Trust II, 6.000%			700	27,322
United Technologies Corp., 7.000%			662	37,694

Materials 0.0%				6,488

Arcelormittal, 6.000%			250	6,488

Utilities 0.1%				24,825

Duke Energy Corp., 5.125%			995	24,825

Affiliated Investment Companies 32.1%				$13,724,737

(Cost $12,717,436)

Alternative 8.0%				3,440,015

John Hancock Funds II (G) 8.0%
Currency Strategies, Class NAV (First Quadrant) (I)			221,029	2,161,666
Global Absolute Return Strategies, Class NAV (Standard
Life)			119,249	1,278,349

Equity 14.1%				6,024,441

John Hancock Funds II (G) 10.1%
Global Real Estate, Class NAV (Deutsche)			50,652	431,045
Capital Appreciation Value, Class NAV (T.Rowe Price)			150,622	1,723,116
Redwood, Class NAV (RCM)			196,018	2,142,480

John Hancock Funds III (G) 4.0%
Global Shareholder Yield, Class NAV (Epoch)			165,024	1,727,800

Fixed Income 10.0%				4,260,281

John Hancock Funds II (G) 10.0%
Asia Total Return Bond Fund, Class NAV (John Hancock1)			257,635	2,550,589
Multi Sector Bond, Class NAV (Stone Harbor)			162,828	1,709,692

See notes to financial statements
13

Diversified Strategies Fund
As of 1-31-13 (Unaudited)
Fund’s Investments

	Shares	Value

Unaffiliated Investment Companies 6.1%		$2,593,530

(Cost $2,583,428)

Alternative 3.1%		1,299,954

AQR Managed Futures Strategy Fund, Class I	128,708	1,299,954

Equity 3.0%		1,293,576

Turner Spectrum Fund, Institutional Class I	115,808	1,293,576

Total investments (Cost $39,044,590)† 99.0%		$42,341,743

Other assets and liabilities, net 1.0%		$425,123

Total net assets 100.0%		$42,766,866

^The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund. All par values are denominated in U.S. Dollars unless otherwise indicated.

Notes to Schedule of Investments

1 Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

IO Interest Only Security – (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

LIBOR London Interbank Offered Rate.

PIK Paid in Kind.

PO Principal Only Security – (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.

TBD To Be Determined.

USGG U.S. Generic Government Index

(G) The Fund's sub-adviser is shown parenthetically.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $7,836,917 or 18.3% of the Fund's net assets as of 1-31-13.

(T) This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

† At 1-31-13, the aggregate cost of investment securities for federal income tax purposes was $39,085,896. Net unrealized depreciation aggregated $3,255,847, of which $3,404,425 related to appreciated investment securities and $148,578 related to depreciated investment securities.

See notes to financial statements
14

Diversified Strategies Fund
As of 1-31-13 (Unaudited)
Fund’s Investments

Investment Companies
Underlying Funds’ Investment Managers

Deutsche Investment Asset Management, Inc.	(Deutsche)
Epoch Investment Partners, Inc.	(Epoch)
First Quadrant, L.P.	(First Quadrant)
John Hancock Asset Management	(John Hancock1)
RCM Capital Management LLC	(RCM)
Standard Life Investments
(Corporate Funds) Limited	(Standard Life)
Stone Harbor Investment Partners LP	(Stone Harbor)
T. Rowe Price Associates, Inc.	(T. Rowe Price)

1 Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

See notes to financial statements
15

Diversified Strategies Fund

Statement of Assets and Liabilities — 1-31-13 (Unaudited)

Assets

Investments in unaffiliated issuers, at value
(Cost $26,327,154)	$28,617,006
Investments in affiliated funds, at value (Cost
$12,717,436)	13,724,737

Total investments, at value (Cost
$39,044,590)	42,341,743

Cash	224,389
Receivable for investments sold	948
Dividends and interest receivable	438,934
Receivable due from adviser	335
Other receivables and prepaid expenses	30

Total assets	43,006,379

Liabilities

Payable for investments purchased	209,546
Payable to affiliates
Accounting and legal services fees	302
Transfer agent fees	6,302
Trustees' fees	104
Other liabilities and accrued expenses	23,259

Total liabilities	239,513

Net assets	42,766,866

Net assets consist of

Paid-in capital	$38,977,459
Undistributed net investment income	78,388
Accumulated net realized gain (loss) on
investments	413,866
Net unrealized appreciation (depreciation) on
investments	3,297,153

Net assets	$42,766,866

Net asset value per share

Based on net asset values and shares
outstanding-the Fund has an unlimited number
of shares authorized with no par value
Class A ($32,893,518 ÷ 3,000,000 shares)[1]	$10.96
Class I ($9,873,348 ÷ 900,000 shares)	$10.97

Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$11.54

1 Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements
16

Diversified Strategies Fund

Statement of Operations — For the six-month period ended 1-31-13 (Unaudited)

Investment income

Interest	$931,571
Income distributions received from affiliated
underlying funds	130,528
Dividends	15,077

Total investment income	1,077,176

Expenses

Investment management fees	127,346
Distribution and service fees	50,676
Accounting and legal services fees	2,856
Transfer agent fees	37,547
Trustees' fees	287
Professional fees	21,125
Custodian fees	6,037
Registration and filing fees	16,372
Other	1,896

Total expenses	264,142

Less expense reductions	(26,599)

Net expenses	237,543

Net investment income	839,633

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	456,927
Investments in affiliated issuers	80,625
Capital gain distributions received from affiliated
underlying funds	126,052

663,604

Change in net unrealized appreciation
(depreciation) of
Investments in unaffiliated issuers	240,148
Investments in affiliated issuers	336,614

576,762

Net realized and unrealized gain	1,240,366

Increase in net assets from operations	$2,079,999

See notes to financial statements
17

Diversified Strategies Fund

Statements of Changes in Net Assets

	Diversified Strategies Fund

	Six months
	ended	Period ended
	1/31/13	7/31/12 [1]
	(Unaudited)
Increase (decrease) in net assets

From operations
Net investment income	$839,633	$1,267,003
Net realized gain	663,604	534,227
Change in net unrealized appreciation
(depreciation)	576,762	2,720,391

Increase in net assets resulting from
operations	2,079,999	4,521,621

Distributions to shareholders
From net investment income
Class A	(1,269,180)	(298,380)
Class I	(419,031)	(98,865)
From net realized gain
Class A	(528,330)	(48,060)
Class I	(158,490)	(14,418)

Total distributions	(2,375,031)	(459,723)

From Fund share transactions	—	39,000,000

Total increase (decrease)	(295,032)	43,061,898

Net assets

Beginning of period	43,061,898	—

End of period	$42,766,866	$43,061,898

Undistributed net investment income	$78,388	$926,966

1 Period from 9-30-11 (commencement of operations) to 7-31-12.

See notes to financial statements
18

Diversified Strategies Fund
Financial Highlights (For a share outstanding throughout the periods)

Class A Shares

Period ended	1-31-13[1]	7-31-12[2]

Per share operating performance

Net asset value, beginning of period	$11.04	$10.00
Net investment income[3]	0.22	0.32
Net realized and unrealized gain on
investments	0.30	0.84

Total from investment operations	0.52	1.16

Less distributions
From net investment income	(0.42)	(0.10)
From net realized gain	(0.18)	(0.02)

Total distributions	(0.60)	(0.12)

Net asset value, end of period	$10.96	$11.04

Total return (%)[4,5]	4.76[6]	11.65[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$33	$33
Ratios (as a percentage of average net
assets):
Expenses before reductions and amounts
recaptured[7]	1.29[8]	1.35[8]
Expenses including reductions and amounts
recaptured[7]	1.17[8]	1.17[8]
Net investment income	3.84[8]	3.60[8]
Portfolio turnover (%)	24	21

1 Six months ended 1-31-13. Unaudited
2 Period from 9-30-11 (commencement of operations) to 7-31-12.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the underlying funds held by the Fund. The range of expense ratios of the underlying funds held by the Fund was as follows: 0.74% to 1.89% and 0.75% to 1.43% for the periods ended 1-31-13 and 7-31-12, respectively.
8 Annualized.

See notes to financial statements
19

Diversified Strategies Fund

Financial Highlights (For a share outstanding throughout the periods)

Class I Shares

Period ended	1-31-13[1]	7-31-12[2]

Per share operating performance

Net asset value, beginning of period	$11.06	$10.00
Net investment income[3]	0.24	0.35
Net realized and unrealized gain on
investments	0.32	0.84

Total from investment operations	0.56	1.19

Less distributions
From net investment income	(0.47)	(0.11)
From net realized gain	(0.18)	(0.02)

Total distributions	(0.65)	(0.13)

Net asset value, end of period	$10.97	$11.06

Total return (%)[4]	5.05[5]	11.96[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$10	$10
Ratios (as a percentage of average net
assets):
Expenses before reductions and amounts
recaptured[6]	0.90[7]	0.95[7]
Expenses including reductions and amounts
recaptured[6]	0.78[7]	0.78[7]
Net investment income	4.23[7]	3.99[7]
Portfolio turnover (%)	24	21

1 Six months ended 1-31-13. Unaudited
2 Period from 9-30-11 (commencement of operations) to 7-31-12.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the underlying funds held by the Fund. The range of expense ratios of the underlying funds held by the Fund was as follows: 0.74% to 1.89% and 0.75% to 1.43% for the periods ended 1-31-13 and 7-31-12, respectively.
7 Annualized.

See notes to financial statements
20

Notes to Financial Statements (unaudited)

Note 1 — Organization

John Hancock Diversified Strategies Fund (the Fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek to achieve consistent returns over the long term with a focus on capital preservation.

The Fund operates as a “fund of funds” investing in Class NAV shares of affiliated underlying funds of the Trust and other funds in the John Hancock Funds complex and other permitted investments, including other unaffiliated funds.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ.

The accounting policies of the underlying funds of the Fund are outlined in the underlying funds’ shareholder reports, available without charge by calling 1-800-344-1029 and on the Fund’s website at www.jhfunds.com, on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds are not covered by this report.

Note 2 - Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in underlying affiliated funds and/or other open-end management investment companies are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment

21

speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of January 31, 2013, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	01/31/13	Price	Inputs	Inputs
Corporate Bonds	$21,493,563	—	$21,466,563	$27,000
U.S. Government & Agency Obligations	673,036	—	673,036	—
Capital Preferred Securities	448,063	—	448,063	—
Municipal Bonds	34,382	—	34,382	—
Term Loans	713,792	—	713,792	—
Collateralized Mortgage Obligations	1,785,834	—	1,785,834	—
Asset Backed Securities	598,375	—	598,375	—
Preferred Securities	276,431	$249,109	27,322	—
Affiliated Investment Companies	13,724,737	13,724,737	—	—
Unaffiliated Investment Companies	2,593,530	2,593,530	—	—
Total Investments in Securities	$42,341,743	$16,567,376	$25,747,367	$27,000

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $200 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended month January 31, 2013 were $197. For the six months ended January 31, 2013, the Fund had no borrowings under the line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other

22

things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of July 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, at least annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions on a tax basis are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities and non-deductible Rule 12b-1 fees.

Note 3 - Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 – Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser), serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis based on two components: (a) a fee on assets invested in a fund of John Hancock Funds III (JHF III) or John Hancock Funds II (JHF II) and (b) a fee on assets invested in investments other than a fund of JHF III and JHF II (Other Assets). The fee on assets invested in the fund of JHF III or JHF II is stated as an annual percentage of the current value of the aggregate net assets of the Fund and is equivalent to the sum of: (a) 0.250% of the first $1,000,000,000 of the Fund’s aggregate net assets

23

and (b) 0.225% of the excess over $1,000,000,000 of the Fund’s aggregate net assets. The fee on Other Assets is stated as an annual percentage of the current value of the aggregate net assets of the Fund and is equivalent to the sum of: (a) 0.700% of the first $1,000,000,000 of the Fund’s aggregate net assets and (b) 0.675% of the excess over $1,000,000,000 of the Fund’s aggregate net assets. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has voluntarily agreed to waive fees and/or reimburse certain expenses for each share class of the Fund excluding certain expenses such as taxes, brokerage commissions, interest expense, acquired fund fees and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.22% and 0.80% for Class A and Class I shares, respectively. The fee waivers and/or reimbursements will continue in effect until terminated at any time by the Adviser on notice to the Fund.

The Adviser has voluntarily agreed to waive other fund level expenses excluding taxes, brokerage commissions, interest expense, advisory fees, 12b-1 fees, transfer agent fees, service fees, blue sky fees, printing and postage, acquired fund fees, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. This voluntary expense reimbursement may be terminated at any time by the Adviser on notice to the Fund. The waivers are such that these expenses will not exceed 0.10% of the Fund’s average daily net assets.

Additionally, the Adviser has voluntarily agreed to waive its advisory fee for the Fund so that the aggregate advisory fee retained by the Adviser with respect to both the Fund and its underlying investments (after payment of subadvisory fees) does not exceed 0.70% of the Fund’s first $1.0 billion of average annual net assets and 0.675% of the Fund’s average annual net assets in excess of $1.0 billion. The adviser may terminate this voluntary waiver at any time upon notice to the Fund.

The investment management fees including the impact of waivers and reimbursements described above, incurred for the six months ended January 31, 2013 were equivalent to a net effective rate of 0.46% of the Fund’s average daily net assets.

Accordingly, the fee waivers and/or expense reimbursements described above amounted to $20,449 and $6,150 for Class A and Class I shares, respectively, for the six months ended January 31, 2013.

Expense recapture. The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred to the extent that the Fund is below its expense limitation during this period. The table below outlines the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates and the amounts recovered during the six months ended January 31, 2013. Certain reimbursements or waivers are not subject to recapture.

Amounts
Amounts eligble	Amounts eligble	Amounts eligble	Amounts eligble	recovered during
for recovery	for recovery	for recovery	for recovery	the six months
through	through	through	through	ended
July 1, 2013	July 1, 2014	July 1, 2015	July 1, 2016	January 31, 2013

-	-	$58,475	$26,599	-

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting

24

and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended January 31, 2013 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund pays 0.30% for Class A shares of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets.

Sales charges. Class A shares are assessed up-front sales charges. For the six months ended January 31, 2013, there were no up-front sales charges received by the Distributor with regard to sales of Class A shares.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended January 31, 2013, there were no CDCSs received by the Distributor for Class A shares.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended January 31, 2013 were:

Class	Distribution and service fees	Transfer agent fees

A	$50,676	$32,418

I	-	5,129

Total	$50,676	$37,547

The Fund did not incur printing and postage and state registration fees for the six months ended January 31, 2013.

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each Fund based on its average daily net assets.

25

Note 5 - Fund share transactions

Transactions in Fund shares for the six months ended January 31, 2013 and the period ended July 31, 2012 were as follows:

	Six months ended		Period ended
	1/31/13		7/31/12[1]

	Shares	Amount	Shares	Amount
Class A shares
Sold	—	—	3,000,000	$30,000,000

Net increase	—	—	3,000,000	$30,000,000

Class I shares
Sold	—	—	900,000	$9,000,000

Net increase	—	—	900,000	$9,000,000

Net increase	—	—	3,900,000	$39,000,000

1 Period from 9-30-11 (commencement of operations) to 7-31-12.

Affiliates of the Fund owned 100% of shares of beneficial interest of Class A and Class I on January 31, 2013.

Note 6 - Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, aggregated $9,328,988 and $9,905,761, respectively, for the six months ended January 31, 2013. Purchases and sales of U.S. Treasury obligations aggregated $840,502 and $1,420,426, respectively, for the six months ended January 31, 2013.

Note 7 – Investment in affiliated underlying funds

The Fund invests in affiliated underlying funds that are managed by the Adviser and its affiliates. The Fund does not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the Fund’s investment may represent a significant portion of each underlying fund’s net assets. For the six months ended January 31, 2013, the Fund did not hold 5% or more of an underlying Fund’s net assets.

26

Special Shareholder Meeting
Unaudited

On November 14, 2012, a Special Meeting of the Shareholders of John Hancock Funds II and each of its series, including John Hancock Diversified Strategies Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the following proposal:

Proposal: Election of thirteen (13) Trustees as members of the Board of Trustees of John Hancock Funds II.

	TOTAL VOTES	TOTAL VOTES WITHHELD
	FOR THE NOMINEE	FROM THE NOMINEE

Independent Trustees
Charles L. Bardelis	7,616,504,618.81	68,337,736.33
Peter S. Burgess	7,615,970,679.45	68,871,675.70
William H. Cunningham	7,617,896,790.36	66,945,564.78
Grace K. Fey	7,615,778,673.96	69,063,681.18
Theron S. Hoffman	7,615,274,624.90	69,567,730.24
Deborah C. Jackson	7,613,243,797.95	71,598,557.20
Hassell H. McClellan	7,613,775,261.17	71,067,093.97
James M. Oates	7,609,760,388.78	75,081,966.36
Steven R. Pruchansky	7,616,850,614.43	67,991,740.71
Gregory A. Russo	7,622,347,084.59	62,495,270.55
Non-Independent Trustees
James R. Boyle	7,622,433,052.00	62,409,303.15
Craig Bromley	7,617,300,092.72	67,542,262.42
Warren A. Thomson	7,620,483,794.58	64,358,560.56

27

More information

Trustees	Investment adviser
James M. Oates, Chairperson	John Hancock Investment Management Services, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Investment subadviser
James R. Boyle†	John Hancock Asset Management a division of
Craig Bromley†	Manulife Asset Management (US) LLC
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
*Member of the Audit Committee	John Hancock Signature Services, Inc.
†Non-Independent Trustee
Legal counsel
Officers	K&L Gates LLP
Hugh McHaffie
President
Andrew G. Arnott
Executive Vice President
Thomas M. Kinzler
Secretary and Chief Legal Officer
Francis V. Knox, Jr.
Chief Compliance Officer
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record, if any, for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

28

John Hancock

China Emerging Leaders Fund

Semiannual Report

1.31.13

John Hancock China Emerging Leaders Fund

Your expenses	Page 3
Portfolio summary	Page 4
Fund's investments	Page 5
Financial statements	Page 7
Financial highlights	Page 10
Notes to financial statements	Page 13
Special shareholder meeting	Page 20
More information	Page 21

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding your fund expenses

As a shareholder of the Fund, you incur two types of costs:

● Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

● Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on August 1, 2012, with the same investment held until January 31, 2013.

	Account value	Ending value	Expenses paid during
	on 8-1-12	on 1-31-13	period ended 1-31-13[1]

Class A	$1,000.00	$1,210.20	$10.03

Class I	1,000.00	1,212.70	7.64

Class NAV	1,000.00	1,213.70	7.14

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

[ My account value $8,600.00 / $1,000.00 = 8.6 ] x $[ “expenses paid” from table ] = My actual expenses

Hypothetical example for comparison purposes

This table allows you to compare your Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on August 1, 2012, with the same investment held until January 31, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 8-1-12	on 1-31-13	period ended 1-31-13[1]

Class A	$1,000.00	$1,016.10	$9.15

Class I	1,000.00	1,018.30	6.97

Class NAV	1,000.00	1,018.80	6.51

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.80%, 1.37% and 1.28% for Class A, Class I and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

3

China Emerging Leaders Fund
As of 1-31-13
Portfolio Summary

Top 10 Holdings (50.6% of Net Assets on 1-31-13)[1,2]
Renhe Commercial Holdings Company, Ltd.	7.6%
Silver Base Group Holdings, Ltd.	6.3%
People's Insurance Company Group of China, Ltd.	5.7%
China Metal Recycling Holdings, Ltd.	5.3%
China Resource Power Holdings, Ltd.	5.2%
China Yurun Food Group, Ltd.	4.9%
Hua Han Bio-Pharmaceutical Holdings, Ltd., H Shares	4.1%
Biosensors International Group, Ltd.	4.1%
Haier Electronics Group Company, Ltd.	3.8%
Baoxin Auto Group, Ltd.	3.6%

Country Concentration[1,3]
China	53.7%
Hong Kong	37.2%
Singapore	4.1%
Bermuda	2.5%
United States	1.8%
Mongolia	0.7%

Sector Composition[1,3]
Financials	17.9%
Consumer Discretionary	16.1%
Consumer Staples	13.7%
Health Care	13.3%
Materials	9.8%
Industrials	8.9%
Utilities	7.0%
Telecommunication Services	5.1%
Energy	3.2%
Information Technology	1.0%
Exchange Traded Fund and Short-Term Investments	4.0%

1 As a percentage of net assets on 1-31-13.

2 Cash and cash equivalents not included.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors. International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. Although they are larger and/or more established than many emerging markets, the markets of China function in many ways as emerging markets and carry the high levels of risk associated with emerging markets.

4

China Emerging Leaders Fund
Fund’s investments
As of 1-31-13 (Unaudited)

	Shares	Value

Common Stocks 93.5%		$324,309,419

(Cost $295,059,507)

China 53.7%		186,097,928

Baoxin Auto Group, Ltd. (I)	12,000,000	12,462,450
Beijing Capital International Airport Company, Ltd., H Shares	10,000,000	8,353,120
China Communications Construction Company, Ltd., H Shares	10,000,000	10,209,900
China Communications Services Corp., Ltd., H Shares	10,000,000	6,101,262
China Qinfa Group, Ltd.	10,000,000	1,406,831
China Shipping Container Lines Company, Ltd., H Shares (I)	13,000,000	4,021,099
China Telecom Corp., Ltd., H Shares	15,000,000	8,187,139
China Yurun Food Group, Ltd. (I)	23,000,000	16,952,264
Chinasoft International, Ltd. (I)	15,000,000	3,634,120
CITIC Securities Company, Ltd.	2,000,000	5,347,008
Huili Resources Group Ltd. (I)	12,000,000	3,883,054
Inner Mongolia Yitai Coal Company, H Shares (I)	1,733,000	9,745,160
People's Insurance Company Group of China, Ltd. (I)	33,000,000	19,616,009
Ping An Insurance Group Company, H Shares	1,000,000	8,994,364
Renhe Commercial Holdings Company, Ltd. (I)	290,000,000	26,197,036
Sany Heavy Equipment International Holdings Company, Ltd.	12,000,000	5,692,906
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	7,000,000	6,736,577
Sinopharm Group Company, Ltd., H Shares	3,500,000	10,749,120
Tsingtao Brewery Company, Ltd., H Shares	1,000,000	5,792,762
Xiao Nan Guo Restaurants Holdings, Ltd.	25,000,000	4,478,937
Zhaojin Mining Industry Company, Ltd., H Shares	5,000,000	7,536,810

Hong Kong 35.0%		121,501,763

China Foods, Ltd.	10,000,000	8,671,974
China Mengniu Dairy Company, Ltd.	2,500,000	7,302,029
China Metal Recycling Holdings, Ltd.	15,000,000	18,248,351
China Resource Power Holdings, Ltd.	6,500,000	18,085,070
China Water Affairs Group, Ltd.	20,000,000	6,119,009
Citic Telecom International Holdings, Ltd.	10,000,000	3,496,571
Far East Global Group Ltd. (I)	8,000,000	2,479,049
Haier Electronics Group Company, Ltd. (I)	8,000,000	13,321,800
Hao Tian Resources Group, Ltd. (I)	35,000,000	1,716,432
Hua Han Bio-Pharmaceutical Holdings, Ltd., H Shares	53,000,000	14,367,221
Ming Fung Jewellery Group, Ltd. (I)	83,000,000	3,858,868
Silver Base Group Holdings, Ltd. (V)	70,000,000	21,928,077
Silver Grant International, Ltd.	10,000,000	1,907,312

Mongolia 0.7%		2,475,261

Mongolian Mining Corp. (I)	5,000,000	2,475,261

Singapore 4.1%		14,234,467

Biosensors International Group, Ltd. (I)	13,000,000	14,234,467

Participation Notes (K) 2.5%		$8,706,354

(Cost $11,847,334)

Bermuda 2.5%		8,706,354

Anhui Quanchai Engine Company, A Shares (Expiration Date: 3-30-17; Counterparty:
CLSA Asia-Pacific Markets) (I)	3,000,111	4,608,759
Wuliangye Yibin Company, Ltd. (Expiration Date: 12-11-13; Counterparty: CLSA Asia-
Pacific Markets) (I)(S)	1,000,000	4,097,595

See notes to financial statements
5

China Emerging Leaders Fund
Fund’s investments
As of 1-31-13 (Unaudited)

	Shares	Value

Exchange Traded Funds 2.2%		$7,606,571

(Cost $6,226,169)

Hong Kong 2.2%		7,606,571

iShares Asia Trust Fund	5,000,000	7,606,571

Short-Term Investments 1.8%		$6,331,229

(Cost $6,331,229)

Money Market Funds 1.8%		6,331,229

State Street Institutional Liquid Reserves Fund, 0.1447% (Y)	6,331,229	6,331,229

Total investments (Cost $319,464,239)† 100.0%		$346,953,573

Other assets and liabilities, net 0.0%		($97,492)

Total net assets 100.0%		$346,856,081

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(K) Counterparty/Issuer is shown parenthetically in security description.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(V) The Fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the Fund. For more information on this security refer to Note 8 of the Notes to financial statements.

(Y) The rate shown is the annualized seven-day yield as of 1-31-13.

† At 1-31-13, the aggregate cost of investment securities for federal income tax purposes was $319,465,484. Net unrealized depreciation aggregated $27,488,089, of which $47,271,311 related to appreciated investment securities and $19,783,222 related to depreciated investment securities.

The Fund had the following sector composition as of 1-31-13 (as a percentage of total net assets):

Financials	17.9%
Consumer Discretionary	16.1%
Consumer Staples	13.7%
Health Care	13.3%
Materials	9.8%
Industrials	8.9%
Utilities	7.0%
Telecommunication Services	5.1%
Energy	3.2%
Information Technology	1.0%
Exchange Traded Funds and Short-Term Investments	4.0%

See notes to financial statements
6

China Emerging Leaders Fund

Statement of assets and liabilities — 1-31-13 (Unaudited)

Assets

Investments in unaffiliated issuers, at value
(Cost $291,173,512)	$325,025,496
Investments in affiliated issuers, at value (Cost
$28,290,727)	21,928,077

Total investments, at value (Cost
$319,464,239)	346,953,573

Receivable for fund shares sold	4,988
Dividends and interest receivable	1,117
Other receivables and prepaid expenses	1,094

Total assets	346,960,772

Liabilities

Payable to affiliates
Accounting and legal services fees	2,916
Transfer agent fees	28
Other liabilities and accrued expenses	101,747

Total liabilities	104,691

Net assets	346,856,081

Net assets consist of

Paid-in capital	$314,706,631
Accumulated distributions in excess of net
investment income	(91,810)
Accumulated net realized gain (loss) on
investments and foreign currency transactions	4,751,926
Net unrealized appreciation (depreciation) on
investments and translation of assets and
liabilities in foreign currencies	27,489,334

Net assets	$346,856,081

Net asset value per share

Based on net asset values and shares
outstanding-the Fund has an unlimited number
of shares authorized with no par value
Class A ($109,028 ÷ 10,000 shares)[1]	$10.90
Class I ($109,234 ÷ 10,000 shares)	$10.92
Class NAV ($346,637,819 ÷ 31,731,221 shares)	$10.92

Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$11.47

1 Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements
7

China Emerging Leaders Fund

Statement of operations — For the six-month period ended 1-31-13 (Unaudited)

Investment income

Dividends	$2,282,359
Interest	15,170
Less foreign taxes withheld	(113,237)

Total investment income	2,184,292

Expenses

Investment management fees	1,737,509
Distribution and service fees	153
Accounting and legal services fees	20,459
Transfer agent fees	150
Trustees' fees	1,768
Professional fees	29,684
Custodian fees	179,334
Registration and filing fees	49,633
Other	2,247

Total expenses	2,020,937

Less expense reductions and amounts
recaptured	(5,136)

Net expenses	2,015,801

Net investment income	168,491

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	9,236,835
Foreign currency transactions	1,030

9,237,865

Change in net unrealized appreciation
(depreciation) of
Investments in unaffiliated issuers	58,184,011
Investments in affiliated issuers	(6,362,650)
Translation of assets and liabilities in foreign
currencies	64

51,821,425

Net realized and unrealized gain	61,059,290

Increase in net assets from operations	$61,227,781

See notes to financial statements
8

China Emerging Leaders Fund

Statements of changes in net assets

	Six months
	ended	Period ended
	1-31-13	7-31-12 [1]
	(Unaudited)
Increase (decrease) in net assets

From operations
Net investment income	$168,491	$838,340
Net realized gain	9,237,865	6,354,139
Change in net unrealized appreciation
(depreciation)	51,821,425	(24,332,091)

Increase (decrease) in net assets resulting
from operations	61,227,781	(17,139,612)

Distributions to shareholders
From net investment income
Class I	(256)	—
Class NAV	(1,058,174)	—
From net realized gain
Class A	(3,558)	—
Class I	(3,558)	—
Class NAV	(10,873,252)	—

Total distributions	(11,938,798)	—

From Fund share transactions	12,837,437	301,869,273

Total increase	62,126,420	284,729,661

Net assets

Beginning of period	284,729,661	—

End of period	$346,856,081	$284,729,661

Undistributed (accumulated distributions in
excess of) net investment income	$(91,810)	$798,129

1 Period from 12-29-11 (commencement of operations) to 7-31-12.

See notes to financial statements
9

China Emerging Leaders Fund
Financial Highlights

Class A Shares

Period ended	1-31-13[1]	7-31-12[2]

Per share operating performance

Net asset value, beginning of period	$9.32	$10.00
Net investment income (loss) [3]	(0.02)	0.02
Net realized and unrealized gain (loss) on
investments	1.96	(0.70)

Total from investment operations	1.94	(0.68)

Less distributions
From net realized gain	(0.36)	—

Net asset value, end of period	$10.90	$9.32

Total return (%)[4,5]	21.02[6]	(6.80)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$— [7]	$— [7]
Ratios (as a percentage of average net
assets):
Expenses before reductions and amounts
recaptured	1.77[8]	1.83[8]
Expenses net of fee waivers and amounts
recaptured	1.80[8]	1.80[8]
Net investment income (loss)	(0.41)[8]	0.35[8]
Portfolio turnover (%)	36	35

1 Six months ended 1-31-13. Unaudited
2 Period from 12-29-11 (commencement of operations) to 7-31-12.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Less than $500,000.
8 Annualized.

See notes to financial statements
10

China Emerging Leaders Fund
Financial Highlights

Class I Shares

Period ended	1-31-13[1]	7-31-12[2]

Per share operating performance

Net asset value, beginning of period	$9.34	$10.00
Net investment income[3]	— [4]	0.04
Net realized and unrealized gain (loss) on
investments	1.96	(0.70)

Total from investment operations	1.96	(0.66)

Less distributions
From net investment income	(0.02)	—
From net realized gain	(0.36)	—

Total distributions	(0.38)	—

Net asset value, end of period	$10.92	$9.34

Total return (%)[5]	21.27[6]	(6.60)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$— [7]	$— [7]
Ratios (as a percentage of average net
assets):
Expenses before reductions	1.38[8]	1.44[8]
Expenses net of fee waivers and credits	1.37[8]	1.44[8]
Net investment income	0.01[8]	0.72[8]
Portfolio turnover (%)	36	35

1 Six months ended 1-31-13. Unaudited
2 Period from 12-29-11 (commencement of operations) to 7-31-12.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Less than $500,000.
8 Annualized.

See notes to financial statements
11

China Emerging Leaders Fund
Financial Highlights

Class NAV Shares

Period ended	1-31-13[1]	7-31-12[2]

Per share operating performance

Net asset value, beginning of period	$9.34	$10.00
Net investment income[3]	0.01	0.05
Net realized and unrealized gain (loss) on
investments	1.96	(0.71)

Total from investment operations	1.97	(0.66)

Less distributions
From net investment income	(0.03)	—
From net realized gain	(0.36)	—

Total distributions	(0.39)	—

Net asset value, end of period	$10.92	$9.34

Total return (%)[4]	21.37[5]	(6.60)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$347	$285
Ratios (as a percentage of average net
assets):
Expenses before reductions	1.28[6]	1.34[6]
Expenses net of fee waivers and credits	1.28[6]	1.34[6]
Net investment income	0.11[6]	0.84[6]
Portfolio turnover (%)	36	35

1 Six months ended 1-31-13. Unaudited
2 Period from 12-29-11 (commencement of operations) to 7-31-12.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.

See notes to financial statements
12

China Emerging Leaders Fund
Notes to Financial Statements
(unaudited)

Note 1 — Organization

John Hancock China Emerging Leaders Fund (the Fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to achieve long-term capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class NAV shares are offered to John Hancock affiliated funds of funds and 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ.

Note 2 - Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates and those estimates could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities, including exchange-traded and closed-end funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily

13

available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of January 31, 2013, by major security category or type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	01-31-13	Price	Inputs	Inputs
Common Stocks
China	$186,097,928	—	$186,097,928	—
Hong Kong	121,501,763	—	103,253,412	$18,248,351
Mongolia	2,475,261	—	2,475,261	—
Singapore	14,234,467	—	14,234,467	—
Participation notes
Bermuda	8,706,354	—	8,706,354	—
Exchange Traded Funds	7,606,571	—	7,606,571	—
Short-Term Investments	6,331,229	$6,331,229	—	—
Total Investments in Securities	$346,953,573	$6,331,229	$322,373,993	$18,248,351

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred into Level 3 because of a lack of observable market data which resulted from an absence of market activity for these securities.

Common
Stocks
Balance as of 7-31-12	-
Accrued discounts/premiums	-
Realized gain (loss)	-
Changed in unrealized appreciation
(depreciation)	$7,622,027
Purchases	-
Sales	-
Transfers into Level 3	10,626,324
Transfers out of Level 3	-
Balance as of 1-31-13	$18,248,351
Change in unrealized at period end*	$7,622,027

* Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statement of operations.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the Fund’s Level 3 securities are outlined in the table below:

	FAIR VALUE AT	VALUATION	UNOBSERVABLE
	1-31-13	TECHNIQUE	INPUTS	INPUT/RANGE

Common Stock	$ 18,248,351	Market Approach	Aged Transactions	$ 1.216557

Increases/decreases in aged transactions may result in increases/decreases in security valuation.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting

14

purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the Fund becomes aware of the dividends. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Funds investing in a single country or in a limited geographic region tend to be riskier than funds that invest more broadly. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards, and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The Fund may be subject to withholding tax on income or capital gains or repatriation taxes as imposed by certain countries in which it invests. Taxes are accrued based upon net investment income, net realized gains or net unrealized appreciation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $200 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended January 31, 2013 were $220. For the six months ended January 31, 2013, the Fund had no borrowings under the line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of July 31, 2012, the Fund had no uncertain tax positions that would require financial statement

15

recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund declares and pays dividends and capital gain distributions, if any, at least annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. The Fund had no material book-tax differences at July 31, 2012.

Note 3 - Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 – Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Distributors, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: a) 1.10% of the first $500,000,000 of the Fund’s average daily net assets; b) 1.05% of the next $500,000,000 of the Fund’s average daily net assets; and c) 1.00% of the Fund’s average daily net assets in excess of $1,000,000,000. The Adviser has a subadvisory agreement with Atlantis Investment Management (Hong Kong) Ltd. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has contractually agreed to waive a portion of its management fee for certain funds (the Participating Portfolios) of the Trust and John Hancock Variable Insurance Trust. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $75 billion but is less than $100 billion; and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that equals or exceeds $100 billion. The amount of the reimbursement is calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each Fund. This arrangement may be amended or terminated at any time by the Adviser upon notice to the funds and with the approval of the Board of Trustees.

The Adviser has voluntarily agreed to waive and/or reimburse operating expenses for Class A and Class I shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements are such that the expenses will not exceed 1.80% and 1.44% for Class A and Class I shares, respectively. Prior to January 1, 2013, the fee waivers and/or reimbursements were contractual. This voluntary expense reimbursement may be terminated at any time by

16

the Adviser on notice to the Fund.

Additionally, the Adviser has voluntarily agreed to waive and/or reimburse a portion of its management fee or other expenses of the Fund in order to limit the Fund’s expenses, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, advisory fees, Rule 12b-1 fees, transfer agent fees and service fees, state registration fees and printing and postage, to 0.25% of the Fund’s average net assets. This voluntary expense reimbursement may be terminated at any time by the Adviser on notice to the Fund.

Accordingly, these expense reductions amounted to $2, $2 and $5,147 for Class A, Class I and Class NAV shares, respectively, for the six months ended January 31, 2013.

The investment management fees, including the impact of waivers and reimbursements described above, incurred for the six months ended January 31, 2013, were equivalent to a net annual effective rate of 1.10% of the Fund’s average daily net assets.

Expense recapture. The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred to the extent that the Fund is below its expense limitation during this period. Certain reimbursements or waivers are not subject to recapture. For the six months ended January 31, 2013, the Fund recaptured $15 on Class A shares.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended January 31, 2013 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund pays 0.30% for Class A shares for distribution and service fees, expressed as an annual percentage of average daily net assets.

Sales charges. Class A shares are assessed up-front sales charges. For the six months ended January 31, 2013, there were no up-front sales charges received by the Distributor for Class A shares.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended January 31, 2013, no CDSCs were received by the Distributor for Class A shares.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly

17

and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended January 31, 2013 were:

	Distribution and	Transfer agent	State
Class	service fees	fees	Registration fees

A	$153	$98	$16

I	-	52	17

NAV	-	-	49,600

Total	$153	$150	$49,633

There were no printing and postage expenses for the six months ended January 31, 2013.

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the Fund based on its average daily net assets.

Note 5 - Fund share transactions

Transactions in Fund shares for the six months ended January 31, 2013 and for the period ended July 31, 2012 were as follows:

	Six months ended		Period ended
	1-31-13		7-31-12[1]

	Shares	Amount	Shares	Amount
Class A shares
Sold	—	—	10,000	$100,000

Net increase	—	—	10,000	$100,000

Class I shares
Sold	—	—	10,000	$100,000

Net increase	—	—	10,000	$100,000

Class NAV shares
Sold	488,022	$4,595,743	30,477,216	$301,911,759
Distributions reinvested	1,165,178	11,931,426	—	—
Repurchased	(374,729)	(3,689,732)	(24,466)	(242,486)

Net increase	1,278,471	$12,837,437	30,452,750	$301,669,273

Net increase	1,278,471	$12,837,437	30,472,750	$301,869,273

1 Period from 12-29-11 (commencement from operations) to 7-31-12.

Affiliates of the Fund owned 100% of shares of beneficial interest of the Fund on January 31, 2013.

Note 6 - Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $125,442,706 and $107,034,091, respectively, for the six months ended January 31, 2013.

Note 7 - Investment by affiliated funds

Certain investors in the Fund are affiliated funds and are managed by the Adviser and its affiliates. The affiliated funds do not invest in the Fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the Fund’s net assets. For the six months ended January 31, 2013, the following funds had an affiliate ownership of 5% or more of the Fund’s net assets:

18

Affiliated
Fund	Concentration
John Hancock Lifestyle Growth Portfolio	39.0%
John Hancock Lifestyle Balanced Portfolio	28.7%
John Hancock Lifestyle Aggressive Portfolio	16.7%

Note 8 – Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the Investment Company Act of 1940, are those in which Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the six months ended January 31, 2013, is set forth below:

	Beginning	Ending	Realized
	share	share	gain	Dividend	Ending
Affiliate	amount	amount	(loss)	income	value

Silver Base Group Holdings, Ltd.
Bought: 43,286,000 Sold: None	26,714,000	70,000,000	-	-	$21,928,077

19

Special Shareholder Meeting
Unaudited

On November 14, 2012, a Special Meeting of the Shareholders of John Hancock Funds II and each of its series, including John Hancock China Emerging Leaders Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the following proposal:

Proposal: Election of thirteen (13) Trustees as members of the Board of Trustees of John Hancock Funds II.

	TOTAL VOTES	TOTAL VOTES WITHHELD
	FOR THE NOMINEE	FROM THE NOMINEE

Independent Trustees
Charles L. Bardelis	7,616,504,618.81	68,337,736.33
Peter S. Burgess	7,615,970,679.45	68,871,675.70
William H. Cunningham	7,617,896,790.36	66,945,564.78
Grace K. Fey	7,615,778,673.96	69,063,681.18
Theron S. Hoffman	7,615,274,624.90	69,567,730.24
Deborah C. Jackson	7,613,243,797.95	71,598,557.20
Hassell H. McClellan	7,613,775,261.17	71,067,093.97
James M. Oates	7,609,760,388.78	75,081,966.36
Steven R. Pruchansky	7,616,850,614.43	67,991,740.71
Gregory A. Russo	7,622,347,084.59	62,495,270.55
Non-Independent Trustees
James R. Boyle	7,622,433,052.00	62,409,303.15
Craig Bromley	7,617,300,092.72	67,542,262.42
Warren A. Thomson	7,620,483,794.58	64,358,560.56

20

More information

Trustees	Investment adviser
James M. Oates, Chairperson	John Hancock Investment Management Services, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Investment subadviser
James R. Boyle†	Atlantis Investment Management (Hong Kong) Ltd.
Craig Bromley†
Peter S. Burgess*	Principal distributor
William H. Cunningham	John Hancock Distributors, LLC
Grace K. Fey
Theron S. Hoffman*	Custodian
Deborah C. Jackson	State Street Bank and Trust Company
Hassell H. McClellan
Gregory A. Russo	Transfer agent
Warren A. Thomson†	John Hancock Signature Services, Inc.
*Member of the Audit Committee
†Non-Independent Trustee	Legal counsel
K&L Gates LLP
Officers
Hugh McHaffie
President
Andrew G. Arnott
Executive Vice President
Thomas M. Kinzler
Secretary and Chief Legal Officer
Francis V. Knox, Jr.
Chief Compliance Officer
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record, if any, for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

21

John Hancock

MUTUAL FUNDS

John Hancock

Global Absolute Return Strategies Fund

Semiannual Report

1.31.13

A look at performance

Total returns for the period ended January 31, 2013

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since					Since
	1-year	5-year	10-year	inception	6-months	1-year	5-year	10-year	inception

Class A1	–1.67	—	—	2.45	–2.97	–1.67	—	—	2.76

Class C2	—	—	—	—	0.74	—	—	—	0.74

Class I1,3	3.98	—	—	7.65	2.32	3.98	—	—	8.66

Class R2[3,4]	—	—	—	—	2.03	—	—	—	1.17

Class R6[3,4]	—	—	—	—	2.33	—	—	—	1.65

Class NAV[1,3]	4.01	—	—	7.69	2.45	4.01	—	—	8.69

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R6 or Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 11-30-13 for Class A, Class C, Class I, Class R2 and Class R6 shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For Class NAV the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R6	Class NAV
Net (%)	1.95	2.65	1.59	2.00	1.50	1.43
Gross (%)	1.97	17.65	1.60	17.12	16.60	1.43

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

See the following page for footnotes.

6	Global Absolute Return Strategies Fund | Semiannual report

		Without	With maximum
	Start date	sales charge	sales charge	Index 1	Index 2

Class C	8-1-12	$10,174	$10,074	$10,005	$11,398

Class I3	12-19-11	10,866	10,866	10,014	12,647

Class R2[3]	3-1-12	10,117	10,117	10,011	11,063

Class R6[3]	3-1-12	10,165	10,165	10,011	11,063

Class NAV[3]	12-19-11	10,869	10,869	10,014	12,647

Bank of America Merrill Lynch US Dollar 1-Month LIBID Average Index — Index 1 — tracks the performance of a synthetic asset paying LIBID (London Interbank Bid Rate) to a stated maturity.

MSCI World Index (gross of foreign withholding taxes on dividends) — Index 2 — is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses, which would have resulted in lower values if they did.

Footnotes related to performance pages

1 From 12-19-11.

2 From 8-1-12.

3 For certain types of investors as described in the Fund’s prospectuses.

4 From 3-1-12.

Semiannual report | Global Absolute Return Strategies Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on August 1, 2012 with the same investment held until January 31, 2013.

	Account value	Ending value	Expenses paid during
	on 8-1-12	on 1-31-13	period ended 1-31-13[1]

Class A	$1,000.00	$1,021.40	$9.32

Class C	1,000.00	1,017.40	13.48

Class I	1,000.00	1,023.20	7.29

Class R2	1,000.00	1,020.30	10.18

Class R6	1,000.00	1,023.30	7.65

Class NAV	1,000.00	1,024.50	6.58

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at January 31, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Global Absolute Return Strategies Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on August 1, 2012, with the same investment held until January 31, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 8-1-12	on 1-31-13	period ended 1-31-13[1]

Class A	$1,000.00	$1,016.00	$9.30

Class C	1,000.00	1,011.80	13.44

Class I	1,000.00	1,018.80	7.27

Class R2	1,000.00	1,015.10	10.16

Class R6	1,000.00	1,017.60	7.63

Class NAV	1,000.00	1,018.70	6.56

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.83%, 2.65%, 1.43%, 2.00%, 1.50% and 1.29% for Class A, Class C, Class I, Class R2, Class R6 and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual report | Global Absolute Return Strategies Fund	9

Portfolio summary

Corporate Bonds	16.6%

United States	6.5%

United Kingdom	3.1%

France	1.7%

Netherlands	1.5%

Luxembourg	0.7%

Spain	0.5%

Italy	0.4%

Ireland	0.4%

Germany	0.4%

Other Countries	1.4%

Equities	26.5%

United States	11.0%

Russia	2.2%

United Kingdom	2.0%

France	1.7%

Hong Kong	1.5%

Australia	1.5%

Japan	1.2%

Sweden	0.7%

Germany	0.5%

Netherlands	0.4%

Other Countries	3.8%

U.S. Government	16.8%

Treasury Inflation
Protected Securities	16.8%

Foreign Government Obligations	5.8%

Mexico	5.3%

Germany	0.4%

Other Countries	0.1%

Certificate of Deposit	5.4%

Netherlands	2.6%

United Kingdom	1.8%

France	1.0%

Purchased Options	1.8%

Time Deposits	22.6%

United States	20.4%

United Kingdom	2.2%

Short-Term Investments & Other	4.5%

U.S. Government	3.6%

Other assets & Liabilties	0.9%

As a percentage of net assets on 1-31-13.

Absolute return funds are not designed to outperform stocks and bonds in strong markets and there is no guarantee of positive returns. They employ certain techniques which are intended to reduce risk and volatility in the portfolio and provide protection against a decline in the Fund’s assets. However, there is no guarantee that any investment strategy will be successful or that the Fund’s objectives will be achieved. The use of hedging and derivatives transactions could produce disproportionate gains or losses and may increase volatility and costs.

Currency transactions are impacted by fluctuations in exchange rates, which may adversely affect the U.S. dollar value of a fund’s investments. Foreign investing, especially in emerging markets, has additional risks such as currency and market volatility and political and social instability.

10	Global Absolute Return Strategies Fund | Semiannual report

Fund’s investments

As of 1-31-13 (unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Corporate Bonds 16.6%				$324,529,071

(Cost $304,829,591)

Australia 0.1%				2,171,508

FMG Resources August 2006 Pty, Ltd. (S)	6.875	04-01-22	95,000	98,325

FMG Resources August 2006 Pty, Ltd. (S)	8.250	11-01-19	1,100,000	1,179,750

Origin Energy Finance, Ltd. (P)	7.875	06-16-71	EUR 225,000	317,725

Santos Finance, Ltd. (8.250% to 9-22-17,
then 3 month EURIBOR + 6.851%)	8.250	09-22-70	EUR 400,000	575,708

Austria 0.0%				467,540

Sappi Papier Holding GmbH (S)	6.625	04-15-21	250,000	262,500

VERBUND International Finance GmbH	4.750	07-16-19	EUR 130,000	205,040

Belgium 0.0%				658,059

Anheuser-Busch InBev NV	2.000	12-16-19	EUR 350,000	474,565

Anheuser-Busch InBev NV	4.000	06-02-21	EUR 120,000	183,494

Bermuda 0.0%				142,569

Central European Media Enterprises, Ltd.	11.625	09-15-16	EUR 100,000	142,569

Brazil 0.1%				1,651,891

OGX Austria GmbH (S)	8.500	06-01-18	650,000	606,125

Vale SA	3.750	01-10-23	EUR 400,000	568,185

Vale SA	4.375	03-24-18	EUR 320,000	477,581

Canada 0.2%				3,176,548

Ainsworth Lumber Company, Ltd. (S)	7.500	12-15-17	240,000	256,200

Air Canada (S)	9.250	08-01-15	755,000	796,525

Bombardier, Inc. (S)	6.125	01-15-23	725,000	737,688

HudBay Minerals, Inc. (S)	9.500	10-01-20	683,000	747,885

Inmet Mining Corp. (S)	8.750	06-01-20	575,000	638,250

Cayman Islands 0.1%				2,570,504

Hutchison Whampoa Finance 09, Ltd.	4.750	11-14-16	EUR 750,000	1,135,257

IPIC GMTN, Ltd.	4.875	05-14-16	EUR 610,000	911,084

Thames Water Utilities Cayman
Finance, Ltd.	3.250	11-09-16	EUR 100,000	144,658

UPCB Finance, Ltd.	7.625	01-15-20	EUR 260,000	379,505

Czech Republic 0.0%				712,960

CEZ A/S	4.500	06-29-20	EUR 460,000	712,960

See notes to financial statements	Semiannual report | Global Absolute Return Strategies Fund	11

		Maturity
	Rate (%)	date	Par value^	Value

Denmark 0.2%				$4,253,724

A.P. Moeller — Maersk A/S	4.875	10-30-14	EUR 530,000	759,698

Danske Bank A/S	3.875	05-18-16	EUR 200,000	289,937

Danske Bank A/S	3.875	02-28-17	EUR 350,000	510,654

Danske Bank A/S	4.750	06-04-14	EUR 450,000	640,285

Danske Bank A/S (4.100% to 3-16-18,
then 3 month EURIBOR + 1.810%)	4.100	03-16-18	EUR 300,000	412,432

DONG Energy A/S	4.875	12-16-21	EUR 300,000	473,073

DONG Energy A/S	6.500	05-07-19	EUR 150,000	252,242

DONG Energy A/S (7.750 to 6-1-21,
then 12 month EURIBOR + 5.500%))	7.750	06-01-21	EUR 280,000	417,252

TDC A/S	4.375	02-23-18	EUR 330,000	498,151

Finland 0.1%				1,272,220

Fortum OYJ	4.000	05-24-21	EUR 200,000	302,351

Pohjola Bank PLC	5.750	02-28-22	EUR 300,000	471,513

Teollisuuden Voima OYJ	4.625	02-04-19	EUR 330,000	498,356

France 1.7%				33,204,764

Alstom SA	3.875	03-02-16	EUR 500,000	722,607

Alstom SA	4.000	09-23-14	EUR 100,000	141,781

Areva SA	4.625	10-05-17	EUR 600,000	879,974

Autoroutes du Sud de la France SA	4.000	09-24-18	EUR 300,000	447,326

AXA SA (5.250% to 4-16-20, then
3 month EURIBOR + 3.050%)	5.250	04-16-40	EUR 400,000	552,074

Banque PSA Finance SA	6.000	07-16-14	EUR 300,000	423,944

BNP Paribas SA	2.875	11-27-17	EUR 700,000	994,102

BNP Paribas SA	3.000	02-24-17	EUR 300,000	426,795

BNP Paribas SA	3.500	03-07-16	EUR 500,000	719,590

BNP Paribas SA (4.730% to 4-12-16,
then 3 month EURIBOR + 1.690%) (Q)	4.730	04-12-16	EUR 150,000	186,155

Bouygues SA	4.375	10-29-14	EUR 60,000	86,108

BPCE SA	2.000	04-24-18	EUR 400,000	541,141

BPCE SA	4.500	02-10-22	EUR 300,000	460,992

Casino Guichard Perrachon SA	3.157	08-06-19	EUR 300,000	415,204

Casino Guichard Perrachon SA	4.379	02-08-17	EUR 200,000	294,277

Casino Guichard Perrachon SA	4.472	04-04-16	EUR 700,000	1,026,748

Christian Dior SA	3.750	09-23-14	EUR 450,000	631,209

Cie de Saint-Gobain	3.500	09-30-15	EUR 200,000	284,963

Cie de Saint-Gobain	3.625	06-15-21	EUR 250,000	346,317

Cie de Saint-Gobain	4.500	09-30-19	EUR 440,000	654,917

Cie de Saint-Gobain	8.250	07-28-14	EUR 100,000	149,603

Cie Financiere et Industrielle des
Autoroutes SA	5.000	05-24-21	EUR 350,000	550,082

Cie Generale de Geophysique-Veritas	9.500	05-15-16	100,000	106,250

CNP Assurances (P)	6.875	09-30-41	EUR 200,000	270,202

Credit Agricole SA	3.900	04-19-21	EUR 200,000	266,963

Credit Agricole SA	5.971	02-01-18	EUR 700,000	1,051,468

Credit Logement SA	5.454	02-16-21	EUR 200,000	299,001

Electricite de France SA	3.875	01-18-22	EUR 700,000	1,036,686

Electricite de France SA	4.625	09-11-24	EUR 250,000	387,312

12	Global Absolute Return Strategies Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value

France (continued)

Europcar Groupe SA	11.500	05-15-17	EUR 200,000	$293,339

Eutelsat SA	5.000	01-14-19	EUR 700,000	1,089,931

Faurecia	8.750	06-15-19	EUR 100,000	140,532

France Telecom SA	3.875	04-09-20	EUR 330,000	490,554

GDF Suez	3.500	10-18-22	EUR 875,000	1,274,836

GDF Suez	6.875	01-24-19	EUR 300,000	519,768

Lafarge SA	6.625	11-29-18	EUR 875,000	1,312,824

Lafarge SA	8.875	05-27-14	EUR 330,000	485,525

Lagardere SCA	4.875	10-06-14	EUR 400,000	566,517

Legrand SA	4.375	03-21-18	EUR 300,000	456,099

Mercialys SA	4.125	03-26-19	EUR 300,000	438,442

Pernod-Ricard SA	4.875	03-18-16	EUR 500,000	743,830

Pernod-Ricard SA	5.000	03-15-17	EUR 300,000	457,673

PPR SA	3.125	04-23-19	EUR 592,000	852,144

PPR SA	3.750	04-08-15	EUR 77,000	109,966

PPR SA	8.625	04-03-14	EUR 120,000	177,141

RCI Banque SA	4.000	12-02-13	EUR 110,000	152,650

RCI Banque SA	5.625	03-13-15	EUR 776,000	1,127,582

RTE EDF Transport SA	4.125	02-03-21	EUR 200,000	303,132

Societe des Autoroutes Paris-Rhin-Rhone	7.500	01-12-15	EUR 300,000	453,818

Societe Fonciere Lyonnaise SA	4.625	05-25-16	EUR 300,000	431,920

Societe Generale SA	2.500	01-15-14	110,000	111,364

Societe Generale SA	4.000	04-20-16	EUR 500,000	730,904

Societe Generale SA	4.250	07-13-22	EUR 300,000	450,652

Societe Generale SA	4.750	03-02-21	EUR 200,000	312,570

Societe Generale SA (7.756% to 5-22-13,
then 3 month EURIBOR + 3.350%) (Q)	7.756	05-22-13	EUR 150,000	196,542

Societe Generale SA (9.375% to 9-4-19,
then 3 month EURIBOR + 8.901%) (Q)	9.375	09-04-19	EUR 150,000	223,996

Suez Environnement SA	6.250	04-08-19	EUR 100,000	168,123

Unibail-Rodamco SE	3.375	03-11-15	EUR 100,000	141,800

Unibail-Rodamco SE	3.875	12-13-17	EUR 390,000	579,521

Unibail-Rodamco SE	4.625	09-23-16	EUR 75,000	112,588

Valeo SA	5.750	01-19-17	EUR 200,000	304,495

Veolia Environnement SA (P)(Q)	4.450	04-16-18	EUR 500,000	659,212

Veolia Environnement SA	4.625	03-30-27	EUR 200,000	296,555

Veolia Environnement SA	5.125	05-24-22	EUR 100,000	157,384

Veolia Environnement SA	6.750	04-24-19	EUR 640,000	1,081,884

Vivendi SA	3.875	11-30-15	EUR 600,000	860,132

Vivendi SA	4.125	07-18-17	EUR 400,000	585,028

Germany 0.4%				7,069,163

Evonik Industries AG	7.000	10-14-14	EUR 390,000	579,641

FMC Finance VIII SA	6.500	09-15-18	EUR 200,000	315,010

Henkel AG & Company KgaA (5.375%
to 11-25-15, then 3 month EURIBOR
+ 2.850%)	5.375	11-25-04	EUR 280,000	404,042

IKB Deutsche Industriebank AG	4.500	07-09-13	EUR 350,000	472,260

KM Germany Holdings Gmbh	8.750	12-15-20	EUR 100,000	142,569

See notes to financial statements	Semiannual report | Global Absolute Return Strategies Fund	13

		Maturity
	Rate (%)	date	Par value^	Value

Germany (continued)

Nordenia International AG	9.750	07-15-17	EUR 150,000	$230,147

RWE AG (4.625 to 9-25-15, then reset
of 5 year mid-swaps + 265 until 9-28-20,
then EURIBOR + 365 bps) (Q)	4.625	09-25-15	EUR 400,000	549,146

Schaeffler Finance BV	7.750	02-15-17	EUR 200,000	305,505

ThyssenKrupp AG	8.000	06-18-14	EUR 730,000	1,075,843

UniCredit Bank AG	6.000	02-05-14	EUR 300,000	421,606

Unitymedia GmbH	9.500	03-15-21	EUR 100,000	155,312

Unitymedia GmbH)	9.625	12-01-19	EUR 500,000	749,404

Unitymedia Hessen GmbH & Company KG	8.125	12-01-17	EUR 214,713	314,132

Volkswagen Leasing GmbH	2.750	07-13-15	EUR 550,000	774,347

Volkswagen Leasing Gmbh	3.250	05-10-18	EUR 400,000	580,199

Hong Kong 0.0%				221,500

Nord Anglia Education UK Holdings PLC (S)	10.250	04-01-17	200,000	221,500

Ireland 0.4%				7,603,657

Ardagh Glass Finance PLC	8.750	02-01-20	EUR 100,000	140,872

Ardagh Packaging Finance PLC (S)	7.000	11-15-20	400,000	403,000

Ardagh Packaging Finance PLC	7.375	10-15-17	EUR 200,000	290,569

Ardagh Packaging Finance PLC (S)	9.125	10-15-20	505,000	554,238

Ardagh Packaging Finance PLC	9.250	10-15-20	EUR 125,000	182,488

Bank of Ireland Mortgage Bank	3.125	11-20-15	EUR 300,000	413,379

CRH Finance, Ltd.	7.375	05-28-14	EUR 210,000	308,289

ESB Finance, Ltd.	6.250	09-11-17	EUR 550,000	842,753

FGA Capital Ireland PLC	5.250	02-28-14	EUR 330,000	460,838

GE Capital European Funding	2.000	02-27-15	EUR 46,000	63,477

GE Capital European Funding	3.625	06-15-17	EUR 336,000	487,986

GE Capital European Funding	4.250	03-01-17	EUR 350,000	521,915

GE Capital European Funding	4.625	02-22-27	EUR 300,000	474,960

GE Capital European Funding	4.750	07-30-14	EUR 9,000	12,888

GE Capital European Funding	5.375	01-16-18	EUR 570,000	900,603

Ono Finance II PLC	11.125	07-15-19	EUR 100,000	139,514

Rottapharm, Ltd.	6.125	11-15-19	EUR 400,000	562,904

Smurfit Kappa Acquisitions	4.125	01-30-20	EUR 100,000	132,046

Smurfit Kappa Acquisitions	5.125	09-15-18	EUR 100,000	141,551

Smurfit Kappa Acquisitions	7.750	11-15-19	EUR 150,000	223,019

The Governor & Company of the
Bank of Ireland	4.625	04-08-13	EUR 150,000	203,670

Willow No.2 Ireland PLC for Zurich
Insurance Company, Ltd.	3.375	06-27-22	EUR 100,000	142,698

Italy 0.4%				7,625,990

Banco Popolare SC	4.000	04-06-13	EUR 300,000	408,464

Edison SpA	3.250	03-17-15	EUR 200,000	281,066

Edison SpA	3.875	11-10-17	EUR 300,000	437,316

Intesa Sanpaolo SpA	3.750	11-23-16	EUR 950,000	1,306,293

Intesa Sanpaolo SpA	3.875	04-01-15	EUR 100,000	139,900

Intesa Sanpaolo Spa	4.125	09-19-16	EUR 100,000	139,107

Intesa Sanpaolo Spa	4.875	07-10-15	EUR 100,000	142,645

14	Global Absolute Return Strategies Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value

Italy (continued)

Intesa Sanpaolo SpA	5.000	02-28-17	EUR 700,000	$1,003,483

Intesa Sanpaolo SpA (3.750% to 3-2-15,
then 3 month EURIBOR + 0.890%)	3.750	03-02-20	EUR 250,000	293,624

Lottomatica Group SpA	5.375	12-05-16	EUR 300,000	446,388

Snam Spa	3.875	03-19-18	EUR 300,000	421,892

Snam SpA	5.000	01-18-19	EUR 500,000	739,126

Telecom Italia SpA	5.125	01-25-16	EUR 300,000	435,593

Telecom Italia SpA	7.000	01-20-17	EUR 300,000	462,520

Unicredit SpA	4.875	03-07-17	EUR 470,000	673,264

Unicredit SpA	5.250	01-14-14	EUR 210,000	295,309

Jamaica 0.0%				540,775

Digicel Group, Ltd. (S)	8.250	09-30-20	485,000	540,775

Jersey, C.I. 0.2%				3,903,045

ASIF III Jersey, Ltd.	4.750	09-11-13	EUR 570,000	790,648

BAA Funding, Ltd.	4.125	10-12-16	EUR 960,000	1,418,678

BAA Funding, Ltd.	4.600	09-30-14	EUR 180,000	258,201

BAA Funding, Ltd.	4.600	02-15-18	EUR 300,000	454,029

HSBC Capital Funding LP (5.369% to
3-24-14, then 3 month EURIBOR
+ 2.000%) (Q)	5.369	03-24-14	EUR 260,000	352,146

UBS AG (4.500% to 9-16-14, then
3 month EURIBOR + 1.260%)	4.500	09-16-19	EUR 450,000	629,343

Luxembourg 0.7%				14,176,074

ArcelorMittal	6.000	03-01-21	1,015,000	1,067,040

ArcelorMittal	7.250	03-01-41	1,391,000	1,389,231

ArcelorMittal	8.250	06-03-13	EUR 150,000	207,907

ArcelorMittal	9.500	02-15-15	200,000	225,508

ARD Finance SA, PIK	11.125	06-01-18	EUR 205,562	297,255

Cabot Financial Luxembourg SA	10.375	10-01-19	GBP 300,000	523,380

Cemex Espana Luxembourg (S)	9.250	05-12-20	660,000	709,500

Cirsa Funding Luxembourg SA	8.750	05-15-18	EUR 100,000	134,083

Codere Finance Luxembourg SA	8.250	06-15-15	EUR 100,000	110,661

Expro Finance Luxembourg SCA (S)	8.500	12-15-16	825,000	870,375

Fiat Industrial Finance Europe SA	5.250	03-11-15	EUR 520,000	736,965

Fiat Industrial Finance Europe SA	6.250	03-09-18	EUR 500,000	751,373

Finmeccanica Finance SA	8.125	12-03-13	EUR 130,000	185,749

Gazprom Oao Via Gaz Capital SA	3.755	03-15-17	EUR 500,000	710,334

Geo Debt Finance SCA	7.500	08-01-18	EUR 100,000	134,762

Geo Travel Finance SCA	10.375	05-01-19	EUR 100,000	138,496

Hannover Finance Luxembourg SA (P)	5.750	02-26-24	EUR 420,000	584,533

INEOS Group Holdings SA	7.875	02-15-16	EUR 300,000	408,359

Intelsat Jackson Holdings SA	7.250	10-15-20	450,000	481,500

Intelsat Luxembourg SA	11.250	02-04-17	1,625,000	1,722,500

Matterhorn Mobile Holdings SA	8.250	02-15-20	EUR 300,000	444,001

Sunrise Communications Holdings SA	8.500	12-31-18	EUR 200,000	293,285

Talanx Finanz Luxembourg SA (P)	8.367	06-15-42	EUR 100,000	158,216

Telecom Italia Finance SA	7.750	01-24-33	EUR 50,000	78,153

Wind Acquisition Finance SA	7.375	02-15-18	EUR 430,000	607,209

See notes to financial statements	Semiannual report | Global Absolute Return Strategies Fund	15

		Maturity
	Rate (%)	date	Par value^	Value

Luxembourg (continued)

Wind Acquisition Finance SA (S)	11.750	07-15-17	400,000	$430,000

Wind Acquisition Finance SA	11.750	07-15-17	EUR 150,000	215,890

Wind Acquisition Holdings
Finance SA, PIK (S)	12.250	07-15-17	530,625	559,809

Mexico 0.1%				1,257,516

America Movil SAB de CV	3.000	07-12-21	EUR 200,000	280,763

America Movil SAB de CV	3.750	06-28-17	EUR 450,000	665,207

Kansas City Southern de Mexico SA de CV	6.125	06-15-21	100,000	112,500

Petroleos Mexicanos	5.500	01-09-17	EUR 130,000	199,046

Netherlands 1.5%				29,389,621

ABB Finance BV	2.625	03-26-19	EUR 390,000	547,371

ABN Amro Bank NV	3.625	10-06-17	EUR 710,000	1,043,084

ABN Amro Bank NV	6.375	04-27-21	EUR 590,000	886,955

Aegon NV	4.125	12-08-14	EUR 300,000	429,447

Allianz Finance II BV	4.750	07-22-19	EUR 150,000	235,745

Allianz Finance II BV (5.750% to 7-8-21,
then 3 month EURIBOR + 2.349%)	5.750	07-08-41	EUR 800,000	1,179,179

BMW Finance NV	3.625	01-29-18	EUR 300,000	444,605

BMW Finance NV	3.875	01-18-17	EUR 200,000	296,218

Coca-Cola HBC Finance BV	4.250	11-16-16	EUR 128,000	186,551

Coca-Cola HBC Finance BV	7.875	01-15-14	EUR 150,000	215,925

Conti-Gummi Finance BV	6.500	01-15-16	EUR 340,000	487,449

Conti-Gummi Finance BV	7.500	09-15-17	EUR 325,000	468,442

CRH Finance BV	5.000	01-25-19	EUR 400,000	617,495

Deutsche Bahn Finance BV	3.000	03-08-24	EUR 400,000	568,998

Deutsche Bahn Finance BV	4.750	03-14-18	EUR 130,000	205,059

Deutsche Telekom International
Finance BV	4.250	07-13-22	EUR 280,000	427,061

Deutsche Telekom International
Finance BV	6.000	01-20-17	EUR 325,000	513,207

Deutsche Telekom International
Finance BV	6.625	03-29-18	EUR 13,000	21,771

E.ON International Finance BV	5.750	05-07-20	EUR 430,000	726,017

EADS Finance BV	4.625	08-12-16	EUR 150,000	226,392

EDP Finance BV	5.750	09-21-17	EUR 400,000	575,708

EN Germany Holdings BV	10.750	11-15-15	EUR 100,000	126,208

Enel Finance International NV	4.625	06-24-15	EUR 625,000	894,545

Enel Finance International NV	4.875	03-11-20	EUR 500,000	712,913

Enel Finance International NV (S)	5.750	10-24-18	EUR 700,000	1,050,354

HeidelbergCement Finance BV	6.750	12-15-15	EUR 300,000	448,074

HeidelbergCement Finance BV	7.500	04-03-20	EUR 150,000	236,257

HeidelbergCement Finance BV	8.000	01-31-17	EUR 350,000	547,941

HIT Finance BV	5.750	03-09-18	EUR 200,000	296,652

ING Bank NV	3.375	03-03-15	EUR 510,000	722,984

ING Bank NV	4.000	12-23-16	EUR 100,000	147,731

ING Bank NV	4.250	01-13-17	EUR 500,000	746,628

ING Bank NV (4.625% to 3-15-14,
then 3 month EURIBOR + 1.440%)	4.625	03-15-19	EUR 520,000	695,036

ING Bank NV	4.875	01-18-21	EUR 330,000	521,052

InterXion Holding NV	9.500	02-12-17	EUR 50,000	75,019

16	Global Absolute Return Strategies Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value

Netherlands (continued)

KBC IFIMA NV	3.875	03-31-15	EUR 300,000	$427,429

KBC IFIMA NV	4.500	09-17-14	EUR 550,000	783,876

KBC IFIMA NV	4.500	03-27-17	EUR 200,000	298,408

KPN NV	4.750	05-29-14	EUR 100,000	142,011

KPN NV	5.625	09-30-24	EUR 510,000	783,974

KPN NV	6.500	01-15-16	EUR 150,000	229,375

Leaseplan Corp. NV	2.500	09-19-16	EUR 200,000	275,179

LeasePlan Corp. NV	4.125	01-13-15	EUR 500,000	710,306

Linde Finance BV (6.000% to 7-13-13,
then 3 month EURIBOR + 3.375%) (Q)	6.000	07-13-13	EUR 300,000	412,970

Linde Finance BV (7.375% to 7-14-16,
then 3 month EURIBOR + 4.125%)	7.375	07-14-66	EUR 340,000	532,424

LyondellBasell Industries NV	5.000	04-15-19	200,000	220,500

LyondellBasell Industries NV	5.750	04-15-24	600,000	694,500

NXP BV (S)	9.750	08-01-18	100,000	115,000

NXP Funding LLC (S)	5.750	02-15-21	230,000	230,000

Rabobank Netherlands	3.500	10-17-18	EUR 850,000	1,250,182

Rabobank Nederland NV	3.875	04-20-16	EUR 153,000	223,797

Rabobank Nederland NV	4.125	01-14-20	EUR 750,000	1,139,286

Rabobank Nederland NV (8.375% to
7-26-16, then 5 Year U.S. Treasury
Note Rate + 6.425%) (Q)	8.375	07-26-16	150,000	159,000

Repsol International Finance BV	4.250	02-12-16	EUR 200,000	284,150

RWE Finance BV	6.500	08-10-21	EUR 500,000	888,284

RWE Finance BV	6.625	01-31-19	EUR 300,000	512,867

Swiss Reinsurance Company (5.252%
to 5-25-16, then 6 month EURIBOR
+ 2.090%) (Q)	5.252	05-25-16	EUR 150,000	199,699

Telefonica Europe BV	5.875	02-14-33	EUR 120,000	177,058

TenneT Holding BV (6.655% to 6-1-17, then
5 Year EUR Swap Rate + 3.600%) (Q)	6.655	06-01-17	EUR 300,000	441,778

UPC Holding BV	8.375	08-15-20	EUR 350,000	522,753

Ziggo Bond Company BV	8.000	05-15-18	EUR 300,000	440,742

Norway 0.1%				771,015

DNB Bank ASA	4.375	02-24-21	EUR 410,000	633,898

Statkraft AS	6.625	04-02-19	EUR 80,000	137,117

South Africa 0.0%				65,514

Peermont Global Pty, Ltd.	7.750	04-30-14	EUR 50,000	65,514

Spain 0.5%				8,793,705

Amadeus Capital Markets SA	4.875	07-15-16	EUR 530,000	774,417

Banco Bilbao Vizcaya Argentaria SA	3.500	12-05-17	EUR 300,000	410,033

Banco Bilbao Vizcaya Argentaria SA	4.250	03-30-15	EUR 150,000	210,810

Banco Santander SA	4.375	03-16-15	EUR 200,000	281,798

BBVA Senior Finance SAU	3.250	04-23-15	EUR 550,000	750,224

BBVA Senior Finance SAU	4.375	09-21-15	EUR 300,000	417,151

BBVA Senior Finance SAU	4.875	01-23-14	EUR 100,000	139,397

Gas Natural Capital Markets SA	5.000	02-13-18	EUR 600,000	870,820

Gas Natural Capital Markets SA	5.625	02-09-17	EUR 400,000	595,214

Iberdrola Finanzas SAU	4.750	01-25-16	EUR 1,100,000	1,581,892

See notes to financial statements	Semiannual report | Global Absolute Return Strategies Fund	17

		Maturity
	Rate (%)	date	Par value^	Value

Spain (continued)

Iberdrola Finanzas SAU	5.625	05-09-18	EUR 200,000	$300,970

Santander International Debt SAU	4.500	05-18-15	EUR 300,000	420,607

Telefonica Emisiones SAU	3.661	09-18-17	EUR 550,000	751,255

Telefonica Emisiones SAU	4.750	02-07-17	EUR 300,000	428,385

Telefonica Emisiones SAU	4.967	02-03-16	EUR 600,000	860,732

Sweden 0.2%				4,356,431

Handelsbanken AB	4.375	10-20-21	EUR 250,000	388,877

Investor AB	3.250	09-17-18	EUR 500,000	730,252

Norcell Sweden Holding 2 AB	10.750	09-29-19	EUR 200,000	293,964

Nordea Bank AB	4.000	06-29-20	EUR 430,000	652,105

Nordea Bank AB	4.000	03-29-21	EUR 210,000	299,939

Nordea Bank AB (P)	4.625	02-15-22	EUR 200,000	288,470

Nordea Bank AB (6.250% to 9-10-13,
then 3 month EURIBOR + 3.200%)	6.250	09-10-18	EUR 140,000	195,217

Swedbank AB	3.375	02-09-17	EUR 430,000	623,367

TeliaSonera AB	3.625	02-14-24	EUR 430,000	625,282

Vattenfall AB	6.750	01-31-19	EUR 150,000	258,958

United Arab Emirates 0.0%				763,820

Shelf Drilling Holdings, Ltd. (S)	8.625	11-01-18	724,000	763,820

United Kingdom 3.1%				60,355,615

Abbey National Treasury Services PLC	3.375	10-20-15	EUR 405,000	574,530

Aviva PLC (5.700% to 9-29-15, then
3 month EURIBOR + 2.350%) (Q)	5.700	09-29-15	EUR 170,000	226,080

Bank of Tokyo-Mitsubishi UFJ, Ltd.	0.420	03-25-13	18,000,000	18,006,084

Barclays Bank PLC	4.000	01-20-17	EUR 470,000	696,028

Barclays Bank PLC	5.250	05-27-14	EUR 100,000	143,238

Barclays Bank PLC	6.625	03-30-22	EUR 150,000	229,013

Barclays Bank PLC	7.625	11-21-22	690,000	680,513

Barclays Bank PLC (4.500% to 3-4-14,
then 3 month EURIBOR + 3.200%)	4.500	03-04-19	EUR 190,000	259,123

BAT International Finance PLC	3.625	11-09-21	EUR 360,000	531,872

Boparan Finance PLC	9.750	04-30-18	EUR 100,000	151,191

Brambles Finance PLC	4.625	04-20-18	EUR 230,000	351,987

British Telecommunications PLC	6.500	07-07-15	EUR 555,000	846,059

Coventry Building Society	2.250	12-04-17	EUR 600,000	814,084

Credit Agricole SA London	3.000	07-20-15	EUR 650,000	917,170

DNB Bank ASA	0.390	02-20-13	18,000,000	18,002,394

EC Finance PLC	9.750	08-01-17	EUR 100,000	146,643

Experian Finance PLC	4.750	02-04-20	EUR 300,000	470,352

FCE Bank PLC	4.750	01-19-15	EUR 430,000	618,851

FCE Bank PLC	7.250	07-15-13	EUR 150,000	209,083

G4S International Finance PLC	2.625	12-06-18	EUR 290,000	387,825

G4S International Finance PLC	2.875	05-02-17	EUR 281,000	388,364

Hammerson PLC	2.750	09-26-19	EUR 300,000	409,222

Hammerson PLC	4.875	06-19-15	EUR 660,000	964,926

HBOS PLC (4.375% to 10-30-14, then
3 month EURIBOR + 1.36%)	4.375	10-30-19	EUR 115,000	147,169

Heathrow Finance PLC	5.375	09-02-19	GBP 300,000	477,976

18	Global Absolute Return Strategies Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value

United Kingdom (continued)

Imperial Tobacco Finance PLC	5.000	12-02-19	EUR 300,000	$472,044

Imperial Tobacco Finance PLC	7.250	09-15-14	EUR 300,000	446,240

Imperial Tobacco Finance PLC	8.375	02-17-16	EUR 445,000	721,803

Jaguar Land Rover Automotive PLC (S)	5.625	02-01-23	150,000	153,000

Jaguar Land Rover PLC	8.125	05-15-18	GBP 175,000	303,917

Kerling PLC	10.625	02-01-17	EUR 100,000	132,046

Legal & General Group PLC (4.000% to
6-8-15 then 3 month EURIBOR +1.700%)	4.000	06-08-25	EUR 380,000	514,674

Lloyds TSB Bank PLC	3.750	09-07-15	EUR 980,000	1,413,478

Lloyds TSB Bank PLC	6.375	06-17-16	EUR 310,000	486,145

Lloyds TSB Bank PLC	6.500	03-24-20	EUR 620,000	921,127

Matalan Finance PLC	8.875	04-29-16	GBP 100,000	159,790

Matalan Finance PLC	9.625	03-31-17	GBP 125,000	188,338

Mondi Finance PLC	3.375	09-28-20	EUR 200,000	274,660

Mondi Finance PLC	5.750	04-03-17	EUR 180,000	275,370

Motability Operations Group PLC	3.250	11-30-18	EUR 390,000	567,226

National Grid PLC	4.375	03-10-20	EUR 150,000	233,355

National Grid PLC	5.000	07-02-18	EUR 305,000	481,344

Nationwide Building Society	3.750	01-20-15	EUR 860,000	1,222,280

Nationwide Building Society	6.750	07-22-20	EUR 550,000	860,796

Phones4u Finance PLC	9.500	04-01-18	GBP 100,000	168,116

Rexam PLC (6.750% to 6-29-17, then
3 month EURIBOR + 2.900%)	6.750	06-29-67	EUR 100,000	142,175

Royal Bank of Scotland PLC	4.875	01-20-17	EUR 300,000	454,106

Royal Bank of Scotland PLC	6.000	05-10-13	EUR 520,000	712,242

Royal Bank of Scotland PLC	6.934	04-09-18	EUR 300,000	451,536

SABMiller PLC	4.500	01-20-15	EUR 210,000	303,981

SSE PLC (5.025% to 10-1-15, then
5 Year EUR Swap Rate + 3.150%) (Q)	5.025	10-01-15	EUR 350,000	488,953

Thomas Cook Group PLC	6.750	06-22-15	EUR 150,000	185,340

UBS AG	6.000	04-18-18	EUR 280,000	459,048

United Utilities Water PLC	4.250	01-24-20	EUR 220,000	335,710

Virgin Media Finance PLC	8.875	10-15-19	GBP 100,000	176,998

United States 6.5%				127,123,343

313 Group, Inc. (S)	6.375	12-01-19	590,000	578,200

313 Group, Inc. (S)	8.750	12-01-20	740,000	725,200

Accellent, Inc.	8.375	02-01-17	225,000	237,375

Aleris International, Inc.	7.625	02-15-18	250,000	260,000

Aleris International, Inc.	7.875	11-01-20	1,060,000	1,123,600

Alliance One International, Inc.	10.000	07-15-16	985,000	1,046,563

AMC Entertainment, Inc.	9.750	12-01-20	1,060,000	1,234,900

American Axle & Manufacturing, Inc.	6.625	10-15-22	457,000	475,280

American Axle & Manufacturing, Inc.	7.750	11-15-19	289,000	322,235

Amgen, Inc.	4.375	12-05-18	EUR 250,000	384,801

Apria Healthcare Group, Inc.	11.250	11-01-14	375,000	383,438

Ashland, Inc. (S)	4.750	08-15-22	870,000	893,925

Atlas Pipeline Partners LP (S)	5.875	08-01-23	650,000	648,375

Atlas Pipeline Partners LP (S)	6.625	10-01-20	620,000	651,000

Atlas Pipeline Partners LP	8.750	06-15-18	100,000	107,200

See notes to financial statements	Semiannual report | Global Absolute Return Strategies Fund	19

		Maturity
	Rate (%)	date	Par value^	Value

United States (continued)

Atwood Oceanics, Inc.	6.500	02-01-20	373,000	$405,638

Avis Budget Car Rental LLC	9.625	03-15-18	625,000	693,750

Bank of America Corp. (4.000% to 3-28-13,
then 3 month EURIBOR + 0.840%)	4.000	03-28-18	EUR 450,000	556,019

Bank of America Corp.	4.625	02-18-14	EUR 100,000	140,583

Bank of America Corp.	4.750	04-03-17	EUR 100,000	150,132

Bank of America Corp.	5.125	09-26-14	EUR 550,000	792,930

Bank of America Corp.	7.000	06-15-16	EUR 850,000	1,345,855

BE Aerospace, Inc.	5.250	04-01-22	660,000	694,650

Beazer Homes USA, Inc.	6.625	04-15-18	360,000	385,200

Beazer Homes USA, Inc.	8.125	06-15-16	195,000	212,063

Beazer Homes USA, Inc.	9.125	06-15-18	660,000	702,900

Berry Plastics Corp.	8.250	11-15-15	125,000	130,625

BI-LO LLC/BI-LO Finance Corp. (S)	9.250	02-15-19	270,000	289,575

Biomet, Inc. (S)	6.500	08-01-20	420,000	441,000

Boe Merger Corp. (S)	9.500	11-01-17	1,100,000	1,144,000

Boise Paper Holdings LLC	8.000	04-01-20	1,630,000	1,805,225

Boyd Gaming Corp. (S)	9.000	07-01-20	1,335,000	1,355,025

Cablevision Systems Corp.	8.625	09-15-17	1,650,000	1,934,625

Caesars Entertainment Operating
Company, Inc.	8.500	02-15-20	290,000	291,450

Caesars Operating Escrow LLC (S)	9.000	02-15-20	1,790,000	1,821,325

Calpine Corp. (S)	7.875	07-31-20	730,000	804,825

Casella Waste Systems, Inc.	7.750	02-15-19	1,610,000	1,553,650

CCO Holdings LLC	7.375	06-01-20	1,300,000	1,446,250

CCO Holdings LLC	7.875	04-30-18	525,000	561,094

CDW LLC	8.500	04-01-19	1,225,000	1,356,688

Cequel Communications Escrow 1 LLC (S)	6.375	09-15-20	500,000	523,750

Chaparral Energy, Inc.	8.250	09-01-21	825,000	915,750

Chesapeake Energy Corp.	6.875	11-15-20	90,000	99,000

Chesapeake Energy Corp.	7.250	12-15-18	740,000	832,500

Chesapeake Oilfield Operating LLC (S)	6.625	11-15-19	125,000	123,750

Chrysler Group LLC	8.250	06-15-21	1,000,000	1,110,000

Citigroup, Inc. (P)	1.458	11-30-17	EUR 300,000	382,533

Citigroup, Inc.	4.000	11-26-15	EUR 730,000	1,059,092

Citigroup, Inc. (4.750% to 2-10-14,
then 3 month EURIBOR + 1.400%)	4.750	02-10-19	EUR 520,000	685,757

Citigroup, Inc.	5.000	08-02-19	EUR 120,000	186,308

Citigroup, Inc.	7.375	09-04-19	EUR 850,000	1,473,959

CityCenter Holdings LLC, PIK	10.750	01-15-17	725,788	801,089

Clear Channel Communications, Inc.	9.000	03-01-21	950,000	883,500

Clear Channel Worldwide Holdings, Inc.	7.625	03-15-20	730,000	762,750

Concho Resources, Inc.	5.500	10-01-22	40,000	42,400

Concho Resources, Inc.	6.500	01-15-22	500,000	545,000

Concho Resources, Inc.	7.000	01-15-21	250,000	276,250

Continental Resources, Inc.	5.000	09-15-22	572,000	609,180

Cricket Communications, Inc.	7.750	10-15-20	950,000	985,625

Crown Americas LLC (S)	4.500	01-15-23	120,000	118,200

Crown Americas LLC	6.250	02-01-21	100,000	108,750

20	Global Absolute Return Strategies Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value

United States (continued)

D.R. Horton, Inc.	6.500	04-15-16	65,000	$72,313

DaVita, Inc.	5.750	08-15-22	290,000	304,500

Del Monte Corp.	7.625	02-15-19	1,170,000	1,219,725

DISH DBS Corp.	5.875	07-15-22	1,425,000	1,514,063

DISH DBS Corp.	6.750	06-01-21	575,000	644,000

DJO Finance LLC	7.750	04-15-18	850,000	843,625

DJO Finance LLC (S)	9.875	04-15-18	400,000	427,000

DR Horton, Inc	4.375	09-15-22	660,000	656,700

DR Horton, Inc.	3.625	02-15-18	290,000	292,175

DR Horton, Inc.	4.750	02-15-23	120,000	119,850

El Paso Corp.	7.000	06-15-17	1,170,000	1,341,311

El Paso Corp.	7.750	01-15-32	50,000	58,814

El Paso Pipeline Partners Operating
Company LLC	6.500	04-01-20	62,000	74,844

Endo Pharmaceuticals Holdings, Inc.	7.000	12-15-20	725,000	792,063

Energy Future Intermediate Holding
Company LLC	10.000	12-01-20	1,450,000	1,663,875

Energy XXI Gulf Coast, Inc.	7.750	06-15-19	1,050,000	1,139,250

EP Energy LLC	9.375	05-01-20	995,000	1,114,400

EP Energy LLC	7.750	09-01-22	55,000	59,125

First Data Corp. (S)	8.250	01-15-21	575,000	592,250

First Data Corp., PIK (S)	8.750	01-15-22	970,000	1,008,800

First Data Corp.	10.550	09-24-15	100,000	103,063

Ford Motor Company	7.450	07-16-31	146,000	186,150

Ford Motor Company	8.900	01-15-32	60,000	80,250

Freescale Semiconductor, Inc.	10.750	08-01-20	967,000	1,073,370

Frontier Communications Corp.	8.125	10-01-18	1,075,000	1,244,313

Frontier Communications Corp.	8.250	04-15-17	975,000	1,128,563

GE Capital Trust IV (4.625% to 9-15-16,
then month EURIBOR +1.600%) (S)	4.625	09-15-66	EUR 335,000	445,812

GenOn Americas Generation LLC	8.500	10-01-21	125,000	145,000

GenOn Energy, Inc.	9.500	10-15-18	820,000	973,750

Goodrich Petroleum Corp.	8.875	03-15-19	575,000	563,500

GWR Operating Partnership LLP	10.875	04-01-17	100,000	113,750

Halcon Resources Corp. (S)	8.875	05-15-21	315,000	336,263

Halcon Resources Corp. (S)	9.750	07-15-20	645,000	706,275

HCA, Inc.	5.875	05-01-23	750,000	781,875

HCA, Inc.	7.250	09-15-20	905,000	1,004,550

HCA, Inc.	7.500	11-15-95	545,000	486,413

HD Supply, Inc. (S)	7.500	07-15-20	600,000	593,250

HDTFS, Inc. (S)	5.875	10-15-20	665,000	706,563

Health Management Associates, Inc.	7.375	01-15-20	378,000	415,328

Hexion US Finance Corp.	6.625	04-15-20	760,000	748,600

Hexion US Finance Corp.	8.875	02-01-18	725,000	732,250

Hiland Partners LP (S)	7.250	10-01-20	710,000	768,575

HSBC Finance Corp.	3.750	11-04-15	EUR 700,000	1,009,583

HSTFS, Inc. (S)	6.250	10-15-22	60,000	65,100

IASIS Healthcare LLC	8.375	05-15-19	1,025,000	1,040,375

Infor US, Inc.	9.375	04-01-19	350,000	395,500

See notes to financial statements	Semiannual report | Global Absolute Return Strategies Fund	21

		Maturity
	Rate (%)	date	Par value^	Value

United States (continued)

Infor US, Inc.	11.500	07-15-18	733,000	$863,108

Innovation Ventures LLC (S)	9.500	08-15-19	570,000	518,700

Interface Security Systems Holdings, Inc. (S)	9.250	01-15-18	520,000	529,100

Jabil Circuit, Inc.	4.700	09-15-22	845,000	866,125

Jarden Corp.	6.125	11-15-22	175,000	188,344

Jarden Corp.	7.500	05-01-17	1,000,000	1,128,750

JPMorgan Chase & Company	3.750	06-15-16	EUR 400,000	584,732

JPMorgan Chase & Company (4.375%
to 11-12-14, then 3 month EURIBOR
+ 1.500%)	4.375	11-12-19	EUR 200,000	271,560

Kinetic Concepts, Inc. (S)	10.500	11-01-18	548,000	586,360

Laredo Petroleum, Inc.	7.375	05-01-22	215,000	232,738

Laredo Petroleum, Inc.	9.500	02-15-19	450,000	508,500

Laureate Education, Inc. (S)	9.250	09-01-19	1,765,000	1,923,850

Level 3 Communications, Inc. (S)	8.875	06-01-19	200,000	217,500

Level 3 Financing, Inc.	8.125	07-01-19	250,000	272,500

Level 3 Financing, Inc.	8.625	07-15-20	1,095,000	1,226,400

Libbey Glass, Inc.	6.875	05-15-20	535,000	575,794

Limited Brands, Inc.	5.625	02-15-22	1,020,000	1,096,500

Limited Brands, Inc.	6.625	04-01-21	100,000	113,750

Linn Energy LLC (S)	6.250	11-01-19	280,000	279,300

Linn Energy LLC	6.500	05-15-19	493,000	502,244

Longview Fibre Paper & Packaging, Inc. (S)	8.000	06-01-16	575,000	605,188

Merrill Lynch & Company, Inc.	4.875	05-30-14	EUR 150,000	213,211

MetroPCS Wireless, Inc.	6.625	11-15-20	700,000	742,000

MGM Resorts International	7.625	01-15-17	875,000	959,219

Michael Foods Holding, Inc. (S)	8.500	07-15-18	130,000	133,575

Michael Foods, Inc.	9.750	07-15-18	500,000	555,000

Midstates Petroleum Company, Inc. (S)	10.750	10-01-20	568,000	619,120

Mobile Mini, Inc,	7.875	12-01-20	28,000	30,940

Morgan Stanley	4.500	02-23-16	EUR 1,200,000	1,737,319

Morgan Stanley	5.375	08-10-20	EUR 100,000	153,147

Morgan Stanley	5.500	10-02-17	EUR 150,000	229,427

Newfield Exploration Company	5.625	07-01-24	825,000	886,875

Novelis, Inc.	8.750	12-15-20	780,000	881,400

NPC International, Inc.	10.500	01-15-20	730,000	846,800

NRG Energy, Inc. (S)	6.625	03-15-23	1,010,000	1,083,225

NRG Energy, Inc.	8.250	09-01-20	1,110,000	1,254,300

Peabody Energy Corp.	6.250	11-15-21	465,000	485,925

Pemex Project Funding Master Trust	6.375	08-05-16	EUR 473,000	734,915

Pfizer, Inc.	5.750	06-03-21	EUR 450,000	773,258

Pioneer Natural Resources Company	7.500	01-15-20	80,000	100,682

Plains Exploration & Production Company	7.625	04-01-20	875,000	984,375

Production Resource Group, Inc.	8.875	05-01-19	490,000	380,975

Quicksilver Resources, Inc.	8.250	08-01-15	200,000	193,000

Quicksilver Resources, Inc.	9.125	08-15-19	25,000	23,125

Rain CII Carbon LLC (S)	8.250	01-15-21	750,000	787,500

Rain CII Carbon LLC	8.500	01-15-21	EUR 300,000	422,616

Regions Bank	7.500	05-15-18	750,000	913,875

22	Global Absolute Return Strategies Fund | Semiannual report	See notes to financial statements

		Maturity
Rate (%)		date	Par value^	Value

United States (continued)

Reynolds Group Issuer, Inc.	7.875	08-15-19	905,000	$995,500

Reynolds Group Issuer, Inc.	8.500	05-15-18	180,000	189,000

Rite Aid Corp.	7.500	03-01-17	710,000	725,975

Rite Aid Corp.	9.250	03-15-20	1,365,000	1,518,563

Roche Holdings, Inc.	6.500	03-04-21	EUR 550,000	989,650

Sabine Pass Liquefaction LLC (S)	5.625	02-01-21	680,000	688,500

SandRidge Energy, Inc.	8.750	01-15-20	1,264,000	1,371,440

Sealed Air Corp. (S)	6.500	12-01-20	213,000	235,365

Service Corp. International	4.500	11-15-20	90,000	91,238

Service Corp. International	7.000	05-15-19	600,000	659,250

Service Corp. International	8.000	11-15-21	450,000	550,125

Sky Growth Acquisition Corp. (S)	7.375	10-15-20	550,000	561,000

Sprint Capital Corp.	6.875	11-15-28	1,925,000	1,944,250

Sprint Nextel Corp.	6.000	11-15-22	1,400,000	1,407,000

Sprint Nextel Corp.	7.000	08-15-20	400,000	433,000

Sprint Nextel Corp.	9.125	03-01-17	45,000	52,875

Summit Materials LLC (S)	10.500	01-31-20	465,000	509,175

SunGard Data Systems, Inc.	7.625	11-15-20	850,000	926,500

Taminco Global Chemical Corp. (S)	9.750	03-31-20	50,000	55,000

Tenet Healthcare Corp. (S)	4.500	04-01-21	480,000	472,200

TransUnion Holding Company, Inc.	9.625	06-15-18	389,000	415,258

TransUnion Holding Company, Inc., PIK (S)	8.125	06-15-18	170,000	178,075

Triumph Group, Inc.	8.625	07-15-18	105,000	116,025

Tronox Finance LLC (S)	6.375	08-15-20	505,000	507,525

UAL 2007-1 Pass Through Trust	6.636	07-02-22	944,066	1,024,312

United Rentals North America, Inc.	5.750	07-15-18	840,000	903,000

United Rentals North America, Inc.	7.625	04-15-22	320,000	356,800

Univision Communications, Inc. (S)	7.875	11-01-20	1,050,000	1,136,625

US Airways 2011-1 Class A Pass Through Trust	7.125	10-22-23	485,896	552,707

Valeant Pharmaceuticals International, Inc. (S)	6.750	10-01-17	200,000	212,500

Valeant Pharmaceuticals International, Inc. (S)	6.750	08-15-21	620,000	649,450

Visant Corp.	10.000	10-01-17	690,000	631,350

Wachovia Corp.	4.375	11-27-18	EUR 500,000	736,519

Wal-Mart Stores, Inc.	4.875	09-21-29	EUR 100,000	167,531

Wells Fargo & Company	4.125	11-03-16	EUR 300,000	448,604

Westvaco Corp.	8.200	01-15-30	57,000	73,820

Wex, Inc. (S)	4.750	02-01-23	580,000	578,550

Windstream Corp.	7.750	10-01-21	1,675,000	1,829,938

Zurich Finance USA, Inc. (5.750% to
10-2-13, then 3 month EURIBOR
+ 2.670%)	5.750	10-02-23	EUR 445,000	613,285

U.S. Government & Agency Obligations 16.8%				$329,241,830

(Cost $326,981,440)

United States 16.8%				329,241,830

Treasury Inflation Protected Securities
Inflation Indexed Bond	0.750	02-15-42	1,192,242	1,264,428
Inflation Indexed Bond	1.750	01-15-28	13,900,191	17,691,246
Inflation Indexed Bond	2.000	01-15-26	15,734,572	20,365,209

See notes to financial statements	Semiannual report | Global Absolute Return Strategies Fund	23

		Maturity
	Rate (%)	date	Par value^	Value

United States (continued)

Treasury Inflation Protected Securities
Inflation Indexed Bond	2.125	02-15-40	14,071,680	$20,085,128
Inflation Indexed Bond	2.125	02-15-41	3,920,820	5,634,955
Inflation Indexed Bond	2.375	01-15-25	8,478,709	11,318,415
Inflation Indexed Bond	2.375	01-15-27	1,544,828	2,096,743
Inflation Indexed Bond	3.375	04-15-32	773,143	1,247,599
Inflation Indexed Bond	3.875	04-15-29	22,279,980	36,264,144
Inflation Indexed Note	0.125	04-15-16	10,046,674	10,662,033
Inflation Indexed Note	0.125	01-15-22	8,176,281	8,838,691
Inflation Indexed Note	0.500	04-15-15	22,312,500	23,469,961
Inflation Indexed Note	0.625	07-15-21	817,296	926,226
Inflation Indexed Note	1.125	01-15-21	10,222,754	11,966,214
Inflation Indexed Note	1.250	07-15-20	37,447,469	44,360,609
Inflation Indexed Note	1.375	07-15-18	45,844,067	53,648,285
Inflation Indexed Note	1.625	01-15-15	2,397,289	2,565,100
Inflation Indexed Note	1.875	07-15-13	431,266	440,666
Inflation Indexed Note	1.875	07-15-15	1,970,994	2,166,091
Inflation Indexed Note	2.000	01-15-14	498,460	516,451
Inflation Indexed Note	2.000	07-15-14	12,093,246	12,827,342
Inflation Indexed Note	2.375	01-15-17	24,408,973	28,487,932
Inflation Indexed Note	2.625	07-15-17	10,306,469	12,398,362

Foreign Government Obligations 5.8%				$114,170,215

(Cost $108,440,048)

Australia 0.0%				144,949

Commonwealth of Australia Bond	3.000	09-20-25	AUD 102,000	144,949

Germany 0.4%				9,115,441

Federal Republic of Germany
Bond	1.500	09-04-22	EUR 500,000	670,957
Bond	1.500	02-15-23	EUR 1,500,000	2,001,629
Bond	1.750	07-04-22	EUR 2,250,000	3,093,882
Bond	2.000	01-04-22	EUR 500,000	705,724
Bond	2.500	01-04-21	EUR 855,000	1,263,998
Bond	5.625	01-04-28	EUR 700,000	1,379,251

Mexico 5.3%				103,273,817

Government of Mexico
Bond	6.500	06-10-21	MXN 299,400,000	25,863,558
Bond	7.500	06-03-27	MXN 275,312,200	25,785,190
Bond	8.500	05-31-29	MXN 253,360,000	25,724,272
Bond	10.000	12-05-24	MXN 231,200,000	25,900,797

Sweden 0.1%				1,633,538

Sweden Government Bond	3.500	12-01-28	SEK 5,820,000	1,633,538

United Kingdom 0.0%				2,470

Government of United Kingdom Bond	1.875	11-22-22	GBP 1,194	2,470

24	Global Absolute Return Strategies Fund | Semiannual report	See notes to financial statements

	Shares	Value

Common Stocks 26.4%		$517,878,121

(Cost $466,249,897)

Australia 1.5%		29,098,557

Brambles, Ltd.	730,053	6,186,428

Dexus Property Group	1,928,421	2,103,286

Federation Centres	671,536	1,632,281

GPT Group	654,129	2,590,302

Mirvac Group	1,821,214	3,019,364

Oil Search, Ltd.	638,011	4,862,855

Santos, Ltd.	373,386	4,659,299

Westfield Group	346,523	4,044,742

Austria 0.2%		3,144,741

Oesterreichische Post AG	71,986	3,144,741

Belgium 0.2%		4,681,171

Umicore SA	89,976	4,681,171

Bermuda 0.2%		4,663,717

Lazard, Ltd., Class A	134,595	4,663,717

Canada 0.3%		6,162,139

Cenovus Energy, Inc.	64,435	2,139,004

Suncor Energy, Inc.	118,368	4,023,135

China 0.3%		6,518,123

51job, Inc., ADR (I)	61,873	3,341,142

Baidu, Inc., ADR (I)	29,335	3,176,981

Denmark 0.3%		5,447,050

Novo Nordisk A/S, Class B	29,558	5,447,050

Finland 0.3%		5,535,749

Wartsila OYJ	116,277	5,535,749

France 1.7%		32,679,230

BNP Paribas SA	103,479	6,441,197

Gecina SA	5,083	576,268

Ingenico SA	53,170	3,350,929

Klepierre	21,379	843,842

L’Oreal SA	28,182	4,186,142

Renault SA	72,250	4,365,958

Sanofi	66,346	6,467,178

Societe Generale SA (I)	87,667	3,966,646

Unibail-Rodamco SE	10,539	2,481,070

Germany 0.4%		6,907,588

Deutsche Wohnen AG	44,442	855,881

Kabel Deutschland Holding AG	74,632	6,051,707

Hong Kong 1.5%		29,795,635

BOC Hong Kong Holdings, Ltd.	1,949,000	6,685,562

China Mengniu Dairy Company, Ltd.	925,000	2,701,751

China Metal Recycling Holdings, Ltd.	1,799,400	2,189,072

China Overseas Land & Investment, Ltd.	540,000	1,680,783

China Resources Land, Ltd.	444,000	1,349,488

See notes to financial statements	Semiannual report | Global Absolute Return Strategies Fund	25

	Shares	Value

Hong Kong (continued)

Henderson Land Development Company, Ltd.	1,061,000	$7,625,641

Hong Kong Land Holdings, Ltd.	168,000	1,316,241

Kerry Properties, Ltd.	157,000	850,533

Sun Hung Kai Properties, Ltd.	218,000	3,576,526

Swire Properties, Ltd.	497,400	1,820,038

India 0.2%		3,132,689

Tata Motors, Ltd., ADR	113,380	3,132,689

Indonesia 0.0%		419,280

Lippo Karawaci Tbk PT	3,964,624	419,280

Japan 1.2%		24,441,576

Japan Tobacco, Inc.	81,500	2,527,594

Mitsubishi Estate Company, Ltd.	103,000	2,491,270

Mitsui Fudosan Company, Ltd.	249,000	5,656,834

ORIX Corp.	29,190	3,116,148

Sekisui House, Ltd.	297,000	3,265,570

Seven & I Holdings Company, Ltd.	140,800	4,273,435

Yokogawa Electric Corp.	280,600	3,110,725

Malaysia 0.2%		3,296,964

UEM Land Holdings BHD (I)	4,653,500	3,296,964

Netherlands 0.4%		8,699,559

Gemalto NV	41,206	3,671,875

LyondellBasell Industries NV, Class A	79,276	5,027,684

Norway 0.3%		6,539,736

DNB ASA	467,913	6,539,736

Portugal 0.2%		4,664,322

Galp Energia SGPS SA	286,999	4,664,322

Russia 2.2%		42,594,053

Gazprom OAO, ADR	1,059,505	10,012,322

LUKOIL OAO, ADR	117,758	7,960,441

Magnit OJSC, GDR	81,576	3,626,869

MMC Norilsk Nickel OJSC, ADR	138,058	2,745,974

NovaTek OAO, GDR	6,417	752,454

NovaTek OAO, GDR	15,000	1,756,500

Rosneft OAO, GDR	623,068	5,482,998

Sberbank of Russia, ADR	487,857	7,209,181

Uralkali OSJC, GDR	42,896	1,636,053

VTB Bank OJSC, GDR	386,118	1,411,261

Singapore 0.2%		3,842,867

Ascendas Real Estate Investment Trust	413,000	844,869

CapitaLand, Ltd.	826,000	2,677,691

Mapletree Commercial Trust	297,000	320,307

South Korea 0.1%		2,299,534

Samsung Electronics Company, Ltd.	1,730	2,299,534

26	Global Absolute Return Strategies Fund | Semiannual report	See notes to financial statements

	Shares	Value

Spain 0.3%		$6,286,017

Banco Bilbao Vizcaya Argentaria SA	7,958	79,144

Banco de Sabadell SA	31,000	83,043

Banco Popular Espanol SA	80,000	72,120

Grifols SA (I)	98,159	3,338,593

Grifols SA, B Shares (I)	4,907	129,994

Iberdrola SA	119,865	647,415

Repsol SA	19,903	444,382

Telefonica SA	103,240	1,491,326

Sweden 0.7%		12,873,339

Elekta AB, Series B	301,920	4,492,921

Lundin Petroleum AB (I)	172,021	4,418,265

Swedbank AB, Class A	168,342	3,962,153

Switzerland 0.4%		7,611,570

ACE, Ltd.	29,706	2,534,813

Syngenta AG	11,778	5,076,757

Turkey 0.1%		1,899,907

Koza Altin Isletmeleri AS	77,163	1,899,907

United Kingdom 2.0%		39,377,418

ARM Holdings PLC	337,148	4,615,173

Aveva Group PLC	70,175	2,406,675

British Land Company PLC	181,984	1,619,884

Burberry Group PLC	144,148	3,103,647

Capital & Counties Properties PLC	103,391	396,881

Croda International PLC	49,899	1,919,717

D.S. Smith PLC	559,110	1,966,876

Derwent London PLC	23,901	818,836

Great Portland Estates PLC	103,950	801,257

Hammerson PLC	209,688	1,613,675

Inmarsat PLC	422,999	4,329,221

Lancashire Holdings, Ltd.	142,251	1,846,775

Land Securities Group PLC	124,301	1,582,993

Lloyds Banking Group PLC (I)	7,015,621	5,729,355

Petrofac, Ltd.	147,014	3,821,326

Telecity Group PLC	208,826	2,805,127

United States 11.0%		215,265,590

Acuity Brands, Inc.	58,586	4,030,717

Altria Group, Inc.	173,228	5,834,319

Amgen, Inc.	43,562	3,722,809

Apple, Inc.	14,041	6,393,008

Arthur J. Gallagher & Company	81,122	2,997,458

AvalonBay Communities, Inc.	24,009	3,116,128

Baxter International, Inc.	52,194	3,540,841

Beam, Inc.	57,245	3,511,408

BorgWarner, Inc. (I)	66,286	4,917,095

Boston Properties, Inc.	35,712	3,759,759

Brookdale Senior Living, Inc. (I)	123,913	3,346,890

Calpine Corp. (I)	280,468	5,533,634

See notes to financial statements	Semiannual report | Global Absolute Return Strategies Fund	27

	Shares	Value

United States (continued)

Citigroup, Inc.	210,108	$8,858,153

Cobalt International Energy, Inc. (I)	84,400	2,043,324

DDR Corp.	140,242	2,326,615

Dr. Pepper Snapple Group, Inc.	80,366	3,622,096

eBay, Inc. (I)	111,670	6,245,703

Essex Property Trust, Inc.	7,934	1,220,091

Express Scripts Holding Company (I)	98,001	5,235,213

Extra Space Storage, Inc.	40,725	1,622,484

Facebook, Inc., Class A (I)	8,882	275,076

Federal Realty Investment Trust	15,375	1,627,444

Ford Motor Company	226,511	2,933,317

Freeport-McMoRan Copper & Gold, Inc.	63,782	2,248,316

General Growth Properties, Inc.	146,104	2,851,950

Google, Inc., Class A (I)	8,909	6,732,442

Hanesbrands, Inc. (I)	111,588	4,182,318

Health Care REIT, Inc.	35,216	2,212,973

Host Hotels & Resorts, Inc.	150,644	2,529,313

J.B. Hunt Transport Services, Inc.	50,202	3,377,089

JPMorgan Chase & Company	160,649	7,558,535

Kansas City Southern	37,426	3,484,735

Kimco Realty Corp.	64,246	1,334,389

Kraft Foods Group, Inc.	82,624	3,818,881

Mead Johnson Nutrition Company	38,229	2,905,404

Micron Technology, Inc. (I)	548,658	4,147,854

Monster Beverage Corp. (I)	56,966	2,728,671

National Oilwell Varco, Inc.	53,654	3,977,908

ON Semiconductor Corp. (I)	533,270	4,186,170

Pall Corp.	84,107	5,744,508

Philip Morris International, Inc.	57,070	5,031,291

Polycom, Inc. (I)	255,379	2,816,830

Precision Castparts Corp.	23,900	4,383,260

priceline.com, Inc. (I)	3,353	2,298,381

Prologis, Inc.	64,389	2,569,121

Public Storage	11,327	1,743,565

Simon Property Group, Inc.	28,669	4,592,200

SL Green Realty Corp.	38,740	3,113,921

Sprint Nextel Corp. (I)	394,592	2,221,553

Starbucks Corp.	59,835	3,357,940

Starwood Hotels & Resorts Worldwide, Inc.	27,628	1,696,635

The Charles Schwab Corp.	230,913	3,816,992

The Estee Lauder Companies, Inc., Class A	64,060	3,903,176

The Home Depot, Inc.	51,451	3,443,101

The Walt Disney Company	120,335	6,483,650

Time Warner Cable, Inc.	40,256	3,596,471

TJX Companies, Inc.	77,767	3,513,513

TransDigm Group, Inc.	27,213	3,685,729

Virgin Media, Inc.	57,457	2,263,223

28	Global Absolute Return Strategies Fund | Semiannual report	See notes to financial statements

			Shares	Value

Preferred Securities 0.1%				$2,229,014

(Cost $1,642,606)

Germany 0.1%				2,229,014

Henkel AG & Company KgaA, 0.080%			25,241	2,229,014

		Maturity
Rate (%)		date	Par value	Value

Certificate of Deposit 5.4%				$106,040,698

(Cost $106,000,000)

ING Bank NV	0.430	07-31-13	15,000,000	15,000,000

ING Direct NV	0.890	10-17-13	18,000,000	18,037,188

Natixis	0.630	04-15-13	20,000,000	20,000,000

RBS Holdings NV	0.280	05-28-13	17,000,000	17,000,000

RBS Holdings NV	0.300	05-28-13	18,000,000	18,000,000

Skandinaviska Enskilda Banken AB	0.580	02-15-13	18,000,000	18,003,510

			Number of
			contracts/
			notional	Value

Purchased Options 1.8%				$34,057,603

(Cost $36,473,742)

Call Options 1.5%				28,289,364

Exchange Traded on S&P 500 Index
(Expiration Date: 9-21-13; Strike Price: $1,425 (I)			120,000	12,876,000

Over the Counter on 10 Year Interest Rate Swap
(Expiration Date: 11-24-14; Strike Price: EUR 1.50;
Counterparty: Royal Bank of Scotland) (I)			110,600,000	1,644,017

Over the Counter on 10 Year Interest Rate Swap
(Expiration Date: 7-23-14; Strike Price: EUR 1.50;
Counterparty: Royal Bank of Scotland) (I)			30,000,000	439,854

Over the Counter on 10 Year Interest Rate Swap
(Expiration Date: 1-19-15; Strike Price: EUR 2.60;
Counterparty: Royal Bank of Scotland) (I)			2,800,000	164,687

Over the Counter on 10 Year Interest Rate Swap
(Expiration Date: 12-19-14; Strike Price: EUR 2.60;
Counterparty: Morgan Stanley & Company) (I)			33,100,000	2,049,244

Over the Counter on 10 Year Interest Rate Swap
(Expiration Date: 6-22-15; Strike Price: EUR 2.60;
Counterparty: Royal Bank of Scotland) (I)			50,000,000	2,732,411

Over the Counter on 10 Year Interest Rate Swap
(Expiration Date: 6-29-15; Strike Price: EUR 2.60;
Counterparty: Royal Bank of Scotland) (I)			37,500,000	2,041,768

Over the Counter on KOSPI 200 Index
(Expiration Date: 12-12-13; Strike Price: KRW 249.32;
Counterparty: UBS Securities LLC) (I)			92,748,752	2,004,196

Over the Counter on KOSPI 200 Index
(Expiration Date: 6-12-14; Strike Price: KRW 242.36;
Counterparty: UBS Securities LLC) (I)			39,820,635	1,178,072

Over the Counter on KOSPI 200 Index
(Expiration Date: 6-12-14; Strike Price: KRW 267.94;
Counterparty: UBS Securities LLC) (I)			36,889,594	613,983

See notes to financial statements	Semiannual report | Global Absolute Return Strategies Fund	29

	Number of
	contracts/
	notional	Value
Call Options (continued)

Over the Counter on the USD vs. CNY
(Expiration Date: 12-11-13; Strike Price: $6.38;
Counterparty: UBS Securities LLC) (I)	151,531,346	$478,535

Over the Counter on the USD vs. CNY
(Expiration Date: 8-28-13; Strike Price: $6.45:
Counterparty: UBS Securities LLC) (I)	19,717,779	16,622

Over the Counter on the USD vs. JPY
(Expiration Date: 12-18-14; Strike Price: $83.00;
Counterparty: Goldman Sachs & Company) (I)	18,750,000	2,007,975

Exchange Traded on CBOE SPX Volatility Index
(Expiration Date: 2-13-13; Strike Price: $22) (I)	560,000	42,000

Put Options 0.3%		5,768,239

Exchange Traded on Apple CBOE Flex Options
(Expiration Date: 10-19-13; Strike Price: $515) (I)	27,000	2,269,569

Over the Counter on Hang Seng Index
(Expiration Date: 12-30-13; Strike Price: HKD 15,982.72;
Counterparty: Goldman Sachs & Company) (I)	2,400	30,145

Over the Counter on Hang Seng Index
(Expiration Date: 12-30-13; Strike Price: HKD 15,995.83;
Counterparty: UBS Securities LLC) (I)	2,000	25,242

Over the Counter on Hang Seng Index
(Expiration Date: 12-30-13; Strike Price: HKD 16,003.08;
Counterparty: UBS Securities LLC) (I)	3,650	46,191

Over the Counter on Hang Seng Index
(Expiration Date: 12-30-13; Strike Price: HKD 16,140.43;
Counterparty: UBS Securities LLC) (I)	2,000	26,623

Over the Counter on Hang Seng Index
(Expiration Date: 12-30-13; Strike Price: HKD 16,199.60;
Counterparty: UBS Securities LLC) (I)	2,500	34,012

Over the Counter on Hang Seng Index
(Expiration Date: 12-30-13; Strike Price: HKD 16,304.39;
Counterparty: UBS Securities LLC) (I)	3,500	49,494

Over the Counter on Hang Seng Index
(Expiration Date: 12-30-13; Strike Price: HKD 16,531.99;
Counterparty: Royal Bank of Scotland) (I)	5,000	76,919

Over the Counter on Hang Seng Index
(Expiration Date: 12-30-13; Strike Price: HKD 16,858.17;
Counterparty: UBS Securities LLC) (I)	7,430	129,048

Over the Counter on Hang Seng Index
(Expiration Date: 12-30-13; Strike Price: HKD 16,907.08;
Counterparty: UBS Securities LLC) (I)	9,200	162,737

Over the Counter on the USD vs. CNY
(Expiration Date: 12-11-13; Strike Price: $6.38:
Counterparty: UBS Securities LLC) (I)	158,468,654	2,427,711

Over the Counter on the USD vs. CNY
(Expiration Date: 8-28-13; Strike Price $6.45;
Counterparty: UBS Securities LLC) (I)	19,171,779	490,548

30	Global Absolute Return Strategies Fund | Semiannual report	See notes to financial statements

		Maturity
	Yield*	date	Par value^	Value

Short-Term Investments 27.1%			$530,379,382

(Cost $530,369,562)

Time Deposits 22.6%				443,389,942

Abbey National	0.150	02-04-13	43,960,177	43,960,177

Bank of Montreal	0.080	02-04-13	13,800,369	13,800,369

Bank of Nova Scotia	0.120	02-04-13	44,503,205	44,503,205

Barclays Bank PLC	0.120	02-04-13	44,504,960	44,504,960

BNP Paribas	0.110	02-04-13	44,521,074	44,521,074

Calyon Paris	0.160	02-04-13	44,523,491	44,523,491

Commonwealth of Australia	0.050	02-04-13	44,502,153	44,502,153

Danske Bank	0.120	02-04-13	29,505,818	29,505,818

DZ Bank AG	0.120	02-04-13	89,042,153	89,042,153

Societe Generale SA	0.150	02-04-13	44,526,542	44,526,542

U.S. Government 3.6%				69,989,440

U.S. Treasury Bill	0.115	04-18-13	20,000,000	19,997,460

U.S. Treasury Bill	0.130	05-23-13	20,000,000	19,995,060

U.S. Treasury Bill	0.135	03-21-13	20,000,000	19,998,940

U.S. Treasury Bill	0.145	05-09-13	10,000,000	9,997,980

Repurchase Agreement 0.9%				17,000,000

Repurchase Agreement with State Street Corp.
dated 1-31-13 at 0.010% to be repurchased
at $17,000,005 on 2-1-13, collateralized
by $17,150,000 Federal National Mortgage
Association 1.000% due 7-30-14 (valued at
$17,345,020, including interest)			17,000,000	17,000,000

Total investments (Cost $1,880,986,886)† 100.0%			$1,958,525,934

Other assets and liabilities, net 0.0%				$753,224

Total net assets 100.0%			$1,959,279,158

^ The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund. All par values are denominated in U.S. Dollars unless otherwise indicated.

See notes to financial statements	Semiannual report | Global Absolute Return Strategies Fund	31

Notes to Portfolio of Investments

ADR	American Depositary Receipts
EURIBOR	Euro Interbank Offered Rate
GDR	Global Depositary Receipt
PIK	Paid In Kind

(I) Non-income producing security.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At 1-31-13, the aggregate cost of investment securities for federal income tax purposes was $1,883,312,652. Net unrealized appreciation aggregated $75,213,282, of which $90,216,729 related to appreciated investment securities and $15,003,447 related to depreciated investment securities.

Currency abreviations

AUD	Australian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
SEK	Swedish Krona

The Fund had the following portfolio allocation as a percentage of net assets on 1-31-13:

U.S. Government	16.8%
Financials	18.1%
Foreign Government Obligations	5.8%
Consumer Discretionary	5.1%
Consumer Staples	4.4%
Energy	4.4%
Industrials	3.6%
Information Technology	3.4%
Materials	3.0%
Health Care	2.4%
Telecommunication Services	1.8%
Purchased Options	1.7%
Utilities	1.6%
Short-Term Investments & Other	27.9%

32	Global Absolute Return Strategies Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 1-31-13 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $1,880,986,886)	$1,958,525,934
Cash	1,611,268
Foreign currency, at value (Cost $2,319,752)	2,321,519
Cash held at broker for futures contracts	35,457,968
Receivable for investments sold	2,964,662
Receivable for fund shares sold	36,792,549
Receivable for forward foreign currency exchange contracts	17,181,361
Dividends and interest receivable	8,048,109
Swap contracts, at value (includes net unamortized upfront payments
of $862,466)	22,162,365
Receivable due from adviser	3,889
Other receivables and prepaid expenses	107,306

Total assets	2,085,176,930

Liabilities

Payable for investments purchased	51,109,868
Payable for forward foreign currency exchange contracts	24,980,895
Swap premium payable	131,695
Payable for fund shares repurchased	1,887,246
Written options, at value (premiums received $30,895,748)	24,684,018
Swap contracts, at value (includes net unamortized upfront payments
of $5,676,288)	19,101,392
Payable for futures variation margin	3,528,861
Payable to affiliates
Accounting and legal services fees	13,144
Transfer agent fees	154,721
Trustees’ fees	20
Other liabilities and accrued expenses	305,912

Total liabilities	125,897,772

Net assets	1,959,279,158

Net assets consist of

Paid-in capital	$1,932,277,907
Undistributed net investment income	6,147,502
Accumulated net realized gain (loss) on investments, futures contracts,
written options, foreign currency transactions and swap agreements	(38,670,273)
Net unrealized appreciation (depreciation) on investments, futures contracts, written options, translation of assets and liabilities in foreign
currencies and swap agreements	59,524,022

Net assets	$1,959,279,158

See notes to financial statements	Semiannual report | Global Absolute Return Strategies Fund	33

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($581,694,915 ÷ 54,272,026 shares)[1]	$10.72
Class C ($43,177,327 ÷ 4,028,427 shares)[1]	$10.72
Class I ($750,814,922 ÷ 69,985,925 shares)	$10.73
Class R2 ($123,342 ÷ 11,504 shares)	$10.72
Class R6 ($11,305,125 ÷ 1,054,308 shares)	$10.72
Class NAV ($572,163,527 ÷ 53,386,869 shares)	$10.72

Maximum offering price per share[2]

Class A (net asset value per share ÷ 95%)	$11.28

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charges.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

34	Global Absolute Return Strategies Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 1-31-13
(unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$10,799,491
Dividends	2,851,627
Less foreign taxes withheld	(182,526)

Total investment income	13,468,592

Expenses

Investment management fees	8,042,616
Distribution and service fees	588,084
Accounting and legal services fees	87,128
Transfer agent fees	574,884
Trustees’ fees	7,321
State registration fees	60,701
Printing and postage	51,080
Professional fees	131,090
Custodian fees	357,307
Registration and filing fees	128,586
Other	5,036

Total expenses	10,033,833
Less expense reductions and amounts recaptured	(36,107)

Net expenses	9,997,726

Net investment income	3,470,866

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	(2,939,752)
Futures contracts	(26,449,913)
Written options	1,927,735
Swap contracts	2,463,905
Foreign currency transactions	(8,803,970)

(33,801,995)
Change in net unrealized appreciation (depreciation) of
Investments	69,960,910
Futures contracts	(28,437,014)
Written options	10,563,699
Swap contracts	13,677,440
Translation of assets and liabilities in foreign currencies	(6,768,388)

58,996,647

Net realized and unrealized gain	25,194,652

Increase in net assets from operations	$28,665,518

See notes to financial statements	Semiannual report | Global Absolute Return Strategies Fund	35

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	1-31-13	ended
	(Unaudited)	7-31-12[1]

Increase (decrease) in net assets

From operations
Net investment income	$3,470,866	$1,227,312
Net realized gain (loss)	(33,801,995)	16,210,939
Change in net unrealized appreciation (depreciation)	58,996,647	527,375

Increase in net assets resulting from operations	28,665,518	17,965,626

Distributions to shareholders
From net investment income
Class A	(950,792)	—
Class I	(3,500,081)	—
Class R2	(4)	—
Class R6	(19,029)	—
Class NAV	(3,794,422)	—
From net realized gain
Class A	(3,171,454)	—
Class C	(195,118)	—
Class I	(4,218,720)	—
Class R2	(848)	—
Class R6	(27,087)	—
Class NAV	(3,753,256)	—

Total distributions	(19,630,811)	—

From Fund share transactions	1,110,866,954	821,411,871

Total increase	1,119,901,661	839,377,497

Net assets

Beginning of period	839,377,497	—

End of period	$1,959,279,158	$839,377,497

Undistributed net investment income	$6,147,502	$10,940,964

1 Period from 12-19-11 (commencement of operations) to 7-31-12.

36	Global Absolute Return Strategies Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	1-31-13[1]	7-31-12[2]

Per share operating performance

Net asset value, beginning of period	$10.59	$10.00
Net investment income[3]	0.01	—[4]
Net realized and unrealized gain on investments	0.22	0.59
Total from investment operations	0.23	0.59
Less distributions
From net investment income	(0.03)	—
From net realized gain	(0.07)	—
Total distributions	(0.10)	—
Net asset value, end of period	$10.72	$10.59
Total return (%)[5,6]	2.14[7]	5.90[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$582	$175
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	1.83[8]	1.97[8]
Expenses including reductions and amounts recaptured	1.83[8]	1.95[8]
Net investment income (loss)	0.12[8]	(0.01)[8]
Portfolio turnover (%)	25	33

1 Six months ended 1-31-13. Unaudited.
2 Period from 12-19-11 (commencement of operations) to 7-31-12.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Does not reflect the effect of sales charges, if any.
6 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
7 Not annualized.
8 Annualized.

See notes to financial statements	Semiannual report | Global Absolute Return Strategies Fund	37

CLASS C SHARES Period ended	1-31-13[1]

Per share operating performance

Net asset value, beginning of period	$10.61
Net investment loss[2]	(0.04)
Net realized and unrealized gain on investments	0.22
Total from investment operations	0.18
Less distributions
From net realized gain	(0.07)
Total distributions	(0.07)
Net asset value, end of period	$10.72
Total return (%)[3,4]	1.74[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$43
Ratios (as a percentage of average net assets):
Expenses before reductions	2.66[6]
Expenses including reductions and amounts recaptured	2.65[6]
Net investment loss	(0.71)[6]
Portfolio turnover (%)	25

1 Period from 8-1-12 (inception date) to 1-31-13. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.

CLASS I SHARES Period ended	1-31-13[1]	7-31-12[2]

Per share operating performance

Net asset value, beginning of period	$10.62	$10.00
Net investment income[3]	0.03	0.04
Net realized and unrealized gain on investments	0.22	0.58
Total from investment operations	0.25	0.62
Less distributions
From net investment income	(0.07)	—
From net realized gain	(0.07)	—
Total distributions	(0.14)	—
Net asset value, end of period	$10.73	$10.62
Total return (%)[4]	2.32[5]	6.20[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$751	$167
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	1.43[6]	1.60[6]
Expenses including reductions and amounts recaptured	1.43[6]	1.59[6]
Net investment income	0.58[6]	0.58[6]
Portfolio turnover (%)	25	33

1 Six months ended 1-31-13. Unaudited.
2 Period from 12-19-11 (commencement of operations) to 7-31-12.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.

38	Global Absolute Return Strategies Fund | Semiannual report	See notes to financial statements

CLASS R2 SHARES Period ended	1-31-13[1]	7-31-12[2]

Per share operating performance

Net asset value, beginning of period	$10.58	$10.67
Net investment income[3]	—[4]	0.01
Net realized and unrealized gain (loss) on investments	0.21	(0.10)
Total from investment operations	0.21	(0.09)
Less distributions
From net investment income	—[4]	—
From net realized gain	(0.07)	—
Total distributions	(0.07)	—
Net asset value, end of period	$10.72	$10.58
Total return (%)[5]	2.03[6]	(0.84)[6]

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	22.12[8]	18.31[8]
Expenses including reductions and amounts recaptured	2.00[8]	2.00[8]
Net investment income	0.05[8]	0.19[8]
Portfolio turnover (%)	25	33

1 Six months ended 1-31-13. Unaudited.
2 Period from 3-1-12 (inception date) to 7-31-12.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
6 Not annualized.
7 Less than $500,000.
8 Annualized.

CLASS R6 SHARES Period ended	1-31-13[1]	7-31-12[2]

Per share operating performance

Net asset value, beginning of period	$10.60	$10.67
Net investment income[3]	0.02	0.03
Net realized and unrealized gain (loss) on investments	0.23	(0.10)
Total from investment operations	0.25	(0.07)
Less distributions
From net investment income	(0.06)	—
From net realized gain	(0.07)	—
Total distributions	(0.13)	—
Net asset value, end of period	$10.72	$10.60
Total return (%)[4]	2.33[5]	(0.66)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$11	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	2.15[7]	18.04[7]
Expenses including reductions and amounts recaptured	1.50[7]	1.50[7]
Net investment income	0.46[7]	0.69[7]
Portfolio turnover (%)	25	33

1 Six months ended 1-31-13. Unaudited.
2 Period from 3-1-12 (inception date) to 7-31-12.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.

See notes to financial statements	Semiannual report | Global Absolute Return Strategies Fund	39

CLASS NAV SHARES Period ended	1-31-13[1]	7-31-12[2]

Per share operating performance

Net asset value, beginning of period	$10.61	$10.00
Net investment income[3]	0.04	0.04
Net realized and unrealized gain on investments	0.22	0.57
Total from investment operations	0.26	0.61
Less distributions
From net investment income	(0.08)	—
From net realized gain	(0.07)	—
Total distributions	(0.15)	—
Net asset value, end of period	$10.72	$10.61
Total return (%)[4]	2.45[5]	6.10[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$572	$497
Ratios (as a percentage of average net assets):
Expenses before reductions and amounts recaptured	1.29[6]	1.43[6]
Expenses including reductions and amounts recaptured	1.29[6]	1.43[6]
Net investment income	0.75[6]	0.69[6]
Portfolio turnover (%)	25	33

1 Six months ended 1-31-13. Unaudited.
2 Period from 12-19-11 (commencement of operations) to 7-31-12.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.

40	Global Absolute Return Strategies Fund | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Global Absolute Return Strategies Fund (the Fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long term total return.

The Fund may offer multiple classes of shares. The shares currently offered by the Trust are detailed in the Statements of assets and liabilities. Class A and Class C shares are open to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Options listed on an exchange are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered commodities exchange, or broker quotations. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Semiannual report | Global Absolute Return Strategies Fund	41

Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of January 31, 2013, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
INVESTMENTS IN SECURITIES	VALUE AT 1-31-13	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Corporate Bonds	$324,529,071	—	$324,529,071	—
U.S. Government &
Agency Obligations	329,241,830	—	329,241,830	—
Foreign Government
Obligations	114,170,215	—	114,170,215	—
Common Stocks	517,878,121	$261,277,518	254,411,531	$2,189,072
Preferred Securities	2,229,014	—	2,229,014	—
Certificate of Deposit	106,040,698	—	106,040,698	—
Options Purchased	34,057,603	12,918,000	21,139,603	—
Short-Term Investments	530,379,382	—	530,379,382	—

Total Investments in
Securities	$1,958,525,934	$274,195,518	$1,682,141,344	$2,189,072
Other Financial Instruments
Futures	($24,470,466)	($20,239,901)	$540,839	($4,771,404)
Forward Foreign Currency
Contracts	($7,799,534)	—	($7,799,534)	—
Written Options	($24,684,018)	—	($24,684,018)	—
Interest Rate Swaps	($320,015)	—	($320,015)	—
Credit Default Swaps	($2,505,527)	—	($2,505,527)	—
Variance Swaps	$5,648,415	—	$5,648,415	—
Inflation Swaps	$238,100	—	$238,100	—

42	Global Absolute Return Strategies Fund | Semiannual report

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral, which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the Fund becomes aware of the dividends. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted to a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. Excess amounts are recorded as an adjustment to cost.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The Fund may be subject to withholding tax on income or capital gains or repatriation taxes as imposed by certain countries in which it invests. Taxes are accrued based upon net investment income, net realized gains or net unrealized appreciation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

Semiannual report | Global Absolute Return Strategies Fund	43

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $200 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended January 31, 2013 were $254. For the six months ended January 31, 2013, the Fund had no borrowings under the line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of July 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, derivative transactions, and amortization and accretion on debt securities.

New accounting pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. ASU 2011-11

44	Global Absolute Return Strategies Fund | Semiannual report

may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments.

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objective. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, the Fund is exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the Fund to the risk of loss of up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss.

Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures collateral receivable/payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the six months ended January 31, 2013, the Fund used futures contracts to manage against anticipated changes in securities markets, gain exposure to certain securities markets and/or substitute for securities purchased (or to be purchased) and maintain diversity and liquidity of the portfolio. During the six months ended January 31, 2013, the Fund held futures contracts with aggregate settlement values ranging from $473.2 million to $1.4 billion as measured at each quarter end. The following table summarizes the contracts held at January 31, 2013.

				AGGREGATE	UNREALIZED
OPEN	NUMBER OF		EXPIRATION	SETTLEMENT	APPRECIATION
CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

10-Year Government	69	Long	Mar 2013	$9,250,040	($52,407)
of Canada Bond
Futures
E-Mini NASDAQ 100	2,578	Long	Mar 2013	140,501,000	2,981,198
Index Futures
FTSE 100 Index	161	Long	Mar 2013	15,939,975	414,490
Futures
German Euro BUND	482	Long	Mar 2013	92,867,879	(1,322,154)
Futures
Hang Seng Index	10	Long	Feb 2013	1,532,867	5,555
Futures
Hang Seng Index	311	Long	Feb 2013	24,355,398	81,619
Futures

Semiannual report | Global Absolute Return Strategies Fund	45

				AGGREGATE	UNREALIZED
OPEN	NUMBER OF		EXPIRATION	SETTLEMENT	APPRECIATION
CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

U.S. Treasury 10-Year	2,989	Long	Mar 2013	$392,399,656	($5,546,240)
Note Futures
ASX SPI 200 Index	107	Short	Mar 2013	(13,515,074)	(776,036)
Futures
Dow Jones Euro	1,320	Short	Mar 2013	(48,356,178)	126,349
STOXX 50 Index
Futures
E-Mini S&P 500 Index	129	Short	Mar 2013	(9,631,785)	(542,832)
Futures
Euro-OAT Futures	545	Short	Mar 2013	(98,901,200)	995,317
Kospi 200 Index	115	Short	Mar 2013	(13,639,369)	(136,737)
Futures
MSCI Taiwan Index	1,670	Short	Feb 2013	(47,077,300)	(1,115,142)
Futures
OMX 30 Index	645	Short	Feb 2013	(11,849,289)	(327,365)
Futures
Russell 2000 Mini	2,811	Short	Mar 2013	(253,580,310)	(21,344,369)
Index Futures
Swiss Market Index	185	Short	Mar 2013	(14,927,257)	(153,671)
Futures
TOPIX Index Futures	295	Short	Mar 2013	(30,270,808)	(4,771,404)
Ultra Long U.S.	924	Short	Mar 2013	(144,634,875)	6,988,032
Treasury Bond Futures
United Kingdom Long	119	Short	Mar 2013	(21,962,976)	25,331
Gilt Bond Futures
					($24,470,466)

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended January 31, 2013, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rates and gain exposure to foreign currency. During the six months ended January 31, 2013, the Fund held forward foreign currency contracts with USD notional values ranging from $558.5 million to $1.5 billion as measured at each quarter end. The following table summarizes the contracts held at January 31, 2013.

46	Global Absolute Return Strategies Fund | Semiannual report

		PRINCIPAL
	PRINCIPAL AMOUNT	AMOUNT			UNREALIZED
	COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Buys
AUD	$11,443	$11,980	Royal Bank of Scotland PLC	2-13-13	($55)
AUD	1,379,257	1,449,642	Barclays Bank PLC	3-5-13	(14,536)
AUD	40,520	42,448	BNP Paribas SA	3-5-13	(287)
AUD	36,522	38,244	Royal Bank of Scotland PLC	3-5-13	(244)
CHF	33,935	36,270	Barclays Bank PLC	2-13-13	1,023
CNY	39,705,750	6,300,000	BNP Paribas SA	8-29-13	29,388
EUR	159,733	211,782	Barclays Bank PLC	3-5-13	5,139
EUR	2,758,810	3,603,132	BNP Paribas SA	3-5-13	143,381
EUR	536,814	727,704	BNP Paribas SA	3-12-13	1,327
GBP	32,626	52,742	Barclays Bank PLC	3-5-13	(1,007)
GBP	1,009,853	1,621,057	Royal Bank of Scotland PLC	3-5-13	(19,701)
HKD	28,081,565	3,620,096	Royal Bank of Scotland PLC	2-8-13	865
HKD	1,277,524	164,717	BNP Paribas SA	3-12-13	33
HKD	2,032,629	262,058	Royal Bank of Scotland PLC	3-12-13	71
INR	2,119,522,663	38,575,000	Barclays Bank PLC	4-19-13	678,259
INR	1,958,425,000	35,000,000	Barclays Bank PLC	5-21-13	1,044,036
MXN	650,000,000	48,792,712	Barclays Bank PLC	4-22-13	1,944,667
MXN	310,000,000	23,434,792	Royal Bank of Scotland PLC	4-22-13	763,035
SEK	179,030	27,466	Royal Bank of Scotland PLC	3-5-13	676
SGD	238,793	192,760	Barclays Bank PLC	2-4-13	181
SGD	2,200,000	1,778,344	Barclays Bank PLC	2-8-13	(790)
		$165,942,946			$4,575,461
Sells
AUD	$290,265	$298,843	Barclays Bank PLC	2-13-13	($3,637)
AUD	6,600,000	6,860,073	Royal Bank of Scotland PLC	2-13-13	(17,667)
AUD	22,258	23,018	Barclays Bank PLC	3-5-13	(141)
AUD	20,564	21,452	BNP Paribas SA	3-5-13	55
AUD	1,562,903	1,623,717	Royal Bank of Scotland PLC	3-5-13	(2,471)
AUD	6,400,000	6,638,221	UBS AG	3-7-13	(19,935)
AUD	2,812,927	2,933,403	Barclays Bank PLC	3-12-13	8,102
AUD	2,896,093	3,029,878	BNP Paribas SA	3-12-13	18,088
AUD	6,626,407	6,919,629	Royal Bank of Scotland PLC	3-12-13	28,502
AUD	38,400,000	39,537,790	BNP Paribas SA	3-26-13	(354,636)
AUD	32,850,000	33,676,389	UBS AG	3-26-13	(450,335)
CAD	157,653	157,747	Barclays Bank PLC	2-13-13	(276)
CAD	9,200,000	9,242,339	UBS AG	2-13-13	20,734
CAD	44,217,774	44,048,934	Royal Bank of Scotland PLC	2-20-13	(266,016)
CAD	54,613,900	54,421,466	Barclays Bank PLC	2-22-13	(310,107)
CAD	9,050,000	9,089,220	Royal Bank of Scotland PLC	3-7-13	22,262
CAD	26,455,940	27,263,203	Royal Bank of Scotland PLC	5-21-13	800,602
CAD	39,296,777	40,139,711	BNP Paribas SA	5-22-13	833,881
CAD	54,763,836	54,650,000	UBS AG	5-22-13	(126,452)
CAD	57,877,628	57,750,000	Royal Bank of Scotland PLC	5-23-13	(139,721)
CHF	6,500,000	6,988,894	UBS AG	2-13-13	(154,252)
CHF	6,470,000	6,958,426	Royal Bank of Scotland PLC	3-7-13	(153,441)
CNY	301,344,000	48,000,000	BNP Paribas SA	8-21-13	(54,797)
CNY	20,597,615	3,280,397	BNP Paribas SA	8-23-13	(3,954)
CNY	4,107,864	654,901	BNP Paribas SA	8-26-13	(17)
CNY	4,107,864	654,901	BNP Paribas SA	8-27-13	14
CNY	4,115,920	654,901	Barclays Bank PLC	8-28-13	(1,238)
CNY	4,115,920	654,901	Barclays Bank PLC	8-29-13	(1,207)
CNY	48,633,740	7,700,000	UBS AG	8-30-13	(52,205)

Semiannual report | Global Absolute Return Strategies Fund	47

		PRINCIPAL
	PRINCIPAL AMOUNT	AMOUNT			UNREALIZED
	COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Sells
DKK	$924,221	$159,854	Barclays Bank PLC	2-13-13	($8,365)
DKK	7,000,000	1,215,187	Royal Bank of Scotland PLC	2-13-13	(58,894)
DKK	2,740,000	475,773	UBS AG	3-7-13	(23,057)
EUR	901,840	1,162,725	Barclays Bank PLC	2-13-13	(61,855)
EUR	17,000,000	21,990,792	Royal Bank of Scotland PLC	2-13-13	(1,092,971)
EUR	10,026,346	12,753,031	Royal Bank of Scotland PLC	2-19-13	(861,879)
EUR	78,473,325	102,398,831	Royal Bank of Scotland PLC	2-25-13	(4,164,681)
EUR	703,074	918,281	Barclays Bank PLC	3-5-13	(36,506)
EUR	1,739,133	2,297,776	BNP Paribas SA	3-5-13	(63,999)
EUR	9,836,003	12,788,102	Royal Bank of Scotland PLC	3-5-13	(569,370)
EUR	110,740,425	144,009,653	UBS AG	3-5-13	(6,377,874)
EUR	19,070,000	24,783,542	Barclays Bank PLC	3-7-13	(1,114,151)
EUR	1,525,369	1,998,483	Barclays Bank PLC	3-12-13	(73,076)
EUR	2,057,165	2,710,724	BNP Paribas SA	3-12-13	(83,051)
EUR	454,425	587,184	Royal Bank of Scotland PLC	3-12-13	(29,957)
EUR	48,685	62,930	UBS AG	3-12-13	(3,187)
EUR	27,986,316	36,445,907	Barclays Bank PLC	3-22-13	(1,563,552)
EUR	42,955,925	55,074,651	BNP Paribas SA	3-25-13	(3,266,656)
EUR	28,427,212	36,500,000	UBS AG	3-25-13	(2,108,893)
EUR	5,063,752	6,761,314	Barclays Bank PLC	4-16-13	(116,842)
EUR	28,512,902	38,000,000	Royal Bank of Scotland PLC	4-16-13	(729,421)
EUR	911,699	1,181,518	Barclays Bank PLC	12-6-13	(57,680)
GBP	57	91	Barclays Bank PLC	2-13-13	—
GBP	11,752,217	18,821,879	Royal Bank of Scotland PLC	2-13-13	183,845
GBP	17,869	28,751	Barclays Bank PLC	3-5-13	416
GBP	116,512	186,782	BNP Paribas SA	3-5-13	2,026
GBP	2,183,845	3,505,721	Royal Bank of Scotland PLC	3-5-13	42,729
GBP	10,490,000	16,791,909	Royal Bank of Scotland PLC	3-7-13	157,760
GBP	1,812,267	2,929,764	Barclays Bank PLC	3-12-13	56,101
GBP	1,704,124	2,750,228	BNP Paribas SA	3-12-13	48,045
GBP	835,806	1,345,422	Royal Bank of Scotland PLC	3-12-13	20,107
HKD	28,081,565	3,623,498	Royal Bank of Scotland PLC	2-8-13	2,537
HKD	10,900,000	1,406,507	Royal Bank of Scotland PLC	3-7-13	865
HKD	6,403,154	825,629	Barclays Bank PLC	3-12-13	(125)
HKD	90,550,339	11,685,309	Royal Bank of Scotland PLC	3-12-13	7,892
HKD	1,227,249	158,365	UBS AG	3-12-13	98
HKD	28,081,565	3,621,227	Royal Bank of Scotland PLC	5-8-13	(1,008)
JPY	15,308,455	190,824	Royal Bank of Scotland PLC	2-13-13	23,407
JPY	1,300,000,000	15,909,108	UBS AG	2-13-13	1,692,068
JPY	400,000,000	4,513,756	Barclays Bank PLC	3-7-13	138,637
JPY	1,225,000,000	14,977,216	Royal Bank of Scotland PLC	3-7-13	1,578,416
JPY	71,930,801	868,973	BNP Paribas SA	3-12-13	82,180
JPY	353,771,747	4,186,129	Royal Bank of Scotland PLC	3-12-13	316,505
JPY	2,228,465,550	25,259,806	Barclays Bank PLC	4-23-13	876,679
JPY	2,825,770,000	31,753,828	Royal Bank of Scotland PLC	4-24-13	834,952
JPY	7,807,597,600	88,000,000	Barclays Bank PLC	8-21-13	2,469,942
JPY	259,441,692	2,948,037	Royal Bank of Scotland PLC	8-22-13	105,889
JPY	176,201,000	2,000,000	Royal Bank of Scotland PLC	8-23-13	69,718
JPY	141,628,607	1,613,615	Barclays Bank PLC	8-26-13	62,014
JPY	141,626,993	1,613,615	Barclays Bank PLC	8-27-13	62,012
JPY	154,399,122	1,762,366	Royal Bank of Scotland PLC	8-28-13	70,815
JPY	153,911,916	1,762,367	Royal Bank of Scotland PLC	8-29-13	76,132

48	Global Absolute Return Strategies Fund | Semiannual report

		PRINCIPAL
	PRINCIPAL AMOUNT	AMOUNT			UNREALIZED
	COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Sells
JPY	$1,360,207,500	$15,000,000	BNP Paribas SA	8-30-13	$97,592
JPY	657,340,000	8,000,000	UBS AG	8-30-13	798,195
NOK	5,600,000	980,506	BNP Paribas SA	2-13-13	(44,222)
NOK	662,413	115,571	Royal Bank of Scotland PLC	2-13-13	(5,643)
NOK	2,350,000	411,463	Barclays Bank PLC	3-7-13	(18,178)
SEK	2,460,917	367,125	BNP Paribas SA	2-13-13	(19,868)
SEK	22,000,000	3,286,047	Royal Bank of Scotland PLC	2-13-13	(173,578)
SEK	10,648,006	1,643,585	BNP Paribas SA	3-5-13	(30,160)
SEK	9,200,000	1,373,003	UBS AG	3-7-13	(73,071)
SGD	2,200,000	1,798,713	UBS AG	2-8-13	21,159
SGD	1,345,000	1,099,850	UBS AG	3-7-13	13,149
SGD	1,027,098	838,948	Barclays Bank PLC	3-12-13	9,098
SGD	3,635,538	2,968,002	Royal Bank of Scotland PLC	3-12-13	30,651
SGD	47,163,724	38,575,000	Barclays Bank PLC	4-19-13	468,914
SGD	2,200,000	1,778,209	Barclays Bank PLC	5-8-13	703
SGD	42,804,300	35,000,000	Barclays Bank PLC	5-21-13	415,792
		$1,356,425,356			($12,374,995)

Options. There are two types of options, a put option and a call option. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the Fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, over-the-counter options are subject to the risks of all over-the-counter derivatives contracts.

When the Fund purchases an option, the premium paid by the Fund is included in the portfolio of investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the Fund realizes a loss equal to the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the Fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the Fund.

During the six months ended January 31, 2013, the Fund used purchased options to manage against anticipated currency exchange rates, changes in securities markets and to gain exposure to foreign currency, certain markets and/or substitute for securities purchased or to be purchased. During the six months ended January 31, 2013, the Fund held purchased options with market values ranging from $25.7 million to $34.1 million as measured at each quarter end.

Semiannual report | Global Absolute Return Strategies Fund	49

During the six months ended January 31, 2013, the Fund wrote option contracts to manage against anticipated currency exchange rates, changes in securities markets and anticipated interest rate changes and to gain exposure to foreign currency and certain markets and/or substitute for securities purchase or to be purchased. The following tables summarize the Fund’s written options activities during the six months ended January 31, 2013 and the contracts held at January 31, 2013.

	NUMBER OF	NOTIONAL
	CONTRACTS	(CURRENCY &	PREMIUMS
	(EQUITY)	INTEREST RATE)	RECEIVED

Outstanding, beginning of period	70,588	272,000,000	$31,367,081
Options written	4,870	500,293,558	22,791,331
Options closed	(16,078)	(145,000,000)	(23,262,664)
Options exercised	—	—	—
Options expired	—	—	—
Outstanding, end of period	59,380	627,293,558	$30,895,748

Options on securities

		EXPIRATION	NUMBER OF
NAME OF ISSUER	EXERCISE PRICE	DATE	CONTRACTS	PREMIUM	VALUE

Calls
Apple, Inc.	$515.00	Oct 2013	270	$1,483,812	($450,948)

Index options

		EXPIRATION	NUMBER OF
NAME OF ISSUER	EXERCISE PRICE	DATE	CONTRACTS	PREMIUM	VALUE

Puts
S&P 500 Index	$1,137	Dec 2013	4,000	$416,316	($65,712)
S&P 500 Index	1,151	Dec 2013	6,500	647,023	(114,700)
S&P 500 Index	1,144	Dec 2013	4,500	465,608	(76,607)
S&P 500 Index	1,159	Dec 2013	3,170	324,316	(58,207)
S&P 500 Index	1,183	Dec 2013	13,800	1,339,079	(287,162)
S&P 500 Index	1,178	Dec 2013	17,940	1,668,061	(363,903)
S&P 500 Index	1,168	Dec 2013	9,200	830,980	(177,907)
			59,110	$5,691,383	($1,144,198)

Foreign currency options

		EXERCISE	EXPIRATION	NOTIONAL
DESCRIPTION	COUNTERPARTY	PRICE	DATE	AMOUNT	PREMIUM	VALUE

Calls
USD versus JPY	UBS AG	$81.00	Aug 2013	$7,668,712	$181,518	($882,262)
USD versus JPY	UBS AG	81.00	Aug 2013	5,368,098	126,419	(617,583)
USD versus JPY	UBS AG	81.00	Aug 2013	6,134,969	139,448	(705,810)
USD versus JPY	UBS AG	84.50	Dec 2013	9,249,743	234,712	(785,248)
USD versus JPY	UBS AG	84.50	Dec 2013	11,562,179	314,491	(981,560)
USD versus JPY	UBS AG	84.50	Dec 2013	6,937,307	195,285	(588,936)
USD versus JPY	UBS AG	84.50	Dec 2013	4,624,872	130,190	(392,624)
USD versus JPY	UBS AG	84.50	Dec 2013	11,562,179	319,694	(981,560)
USD versus JPY	UBS AG	84.50	Dec 2013	11,562,179	376,060	(981,560)
USD versus JPY	UBS AG	84.50	Dec 2013	3,468,654	121,836	(294,468)
USD versus JPY	UBS AG	84.50	Dec 2013	23,124,357	1,188,014	(1,963,119)
USD versus JPY	UBS AG	84.50	Dec 2013	11,562,179	585,624	(981,560)
USD versus JPY	UBS AG	84.50	Dec 2013	23,124,357	1,263,977	(1,963,119)
USD versus JPY	UBS AG	84.50	Dec 2013	18,221,994	1,008,223	(1,546,938)
USD versus JPY	UBS AG	84.50	Dec 2013	20,000,000	1,172,000	(1,697,880)
				$174,171,779	$7,357,491	($15,364,227)

50	Global Absolute Return Strategies Fund | Semiannual report

		EXERCISE	EXPIRATION	NOTIONAL
DESCRIPTION	COUNTERPARTY	PRICE	DATE	AMOUNT	PREMIUM	VALUE

Puts
USD versus JPY	UBS AG	$76.00	Aug 2013	7,668,712	$193,252	($5,675)
USD versus JPY	UBS AG	76.00	Aug 2013	5,368,098	135,008	(3,972)
USD versus JPY	UBS AG	76.00	Aug 2013	6,134,969	157,362	(4,540)
USD versus JPY	UBS AG	79.50	Dec 2013	9,249,743	229,162	(43,834)
USD versus JPY	UBS AG	79.50	Dec 2013	11,562,179	266,219	(54,793)
USD versus JPY	UBS AG	79.50	Dec 2013	6,937,307	156,610	(32,876)
USD versus JPY	UBS AG	79.50	Dec 2013	4,624,872	104,406	(21,917)
USD versus JPY	UBS AG	79.50	Dec 2013	11,562,179	264,485	(54,793)
USD versus JPY	UBS AG	79.50	Dec 2013	11,562,179	225,752	(54,793)
USD versus JPY	UBS AG	79.50	Dec 2013	3,468,654	54,284	(16,438)
USD versus JPY	UBS AG	79.50	Dec 2013	23,124,357	168,230	(109,586)
USD versus JPY	UBS AG	79.50	Dec 2013	11,562,179	84,982	(54,793)
USD versus JPY	UBS AG	79.50	Dec 2013	23,124,357	147,533	(109,586)
USD versus JPY	UBS AG	79.50	Dec 2013	18,221,994	119,354	(86,354)
USD versus JPY	UBS AG	79.50	Dec 2013	20,000,000	129,500	(94,780)
USD versus JPY	Goldman Sachs	68.00	Dec 2014	18,750,000	1,066,375	(62,644)
	& Company
				192,921,779	$3,502,514	($811,374)

Interest rate swaptions

An interest rate swaption is an option to enter into an interest rate swap.

		FLOATING	PAY/RECEIVE
		RATE	FLOATING	EXERCISE	EXPIRATION	CUR-	NOTIONAL
DESCRIPTION	COUNTERPARTY	INDEX	RATE	RATE	DATE	RENCY	AMOUNT	PREMIUM	VALUE

Calls
10-Year Interest	UBS AG	EUR	Receive	1.70%	Jul 2014	EUR	15,000,000	$433,201	($197,234)
Rate Swap		EURIBOR
		TELERATE
10-Year Interest	Barclays Bank	EUR	Receive	1.70%	Nov 2014	EUR	58,450,000	1,262,534	(884,672)
Rate Swap	PLC	EURIBOR
		TELERATE
10-Year Interest	Morgan Stanley	EUR	Receive	2.70%	Dec 2014	EUR	17,300,000	968,127	(1,203,278)
Rate Swap		EURIBOR
		TELERATE
10-Year Interest	Royal Bank of	EUR	Receive	2.80%	Jan 2015	EUR	1,500,000	90,054	(115,916)
Rate Swap	Scotland PLC	EURIBOR
		TELERATE
10-Year Interest	Royal Bank of	EUR	Receive	2.80%	Jun 2015	EUR	26,000,000	2,201,021	(1,947,505)
Rate Swap	Scotland PLC	EURIBOR
		TELERATE
10-Year Interest	Royal Bank of	EUR	Receive	2.80%	Jun 2015	EUR	19,750,000	1,481,673	(1,476,879)
Rate Swap	Scotland PLC	EURIBOR
		TELERATE
30-Year Interest	Barclays Bank	USD LIBOR	Receive	2.80%	Apr 2013	USD	6,812,000	373,929	(64,428)
Rate Swap	PLC	BBA
30-Year Interest	Royal Bank of	USD LIBOR	Receive	2.80%	Apr 2013	USD	12,488,000	738,209	(118,113)
Rate Swap	Scotland PLC	BBA
30-Year Interest	Royal Bank of	USD LIBOR	Receive	2.80%	May 2013	USD	6,400,000	540,800	(87,439)
Rate Swap	Scotland PLC	BBA
30-Year Interest	Royal Bank of	USD LIBOR	Receive	2.40%	Jun 2013	USD	16,000,000	927,900	(61,138)
Rate Swap	Scotland PLC	BBA
30-Year Interest	Morgan Stanley	USD LIBOR	Receive	2.40%	Jul 2013	USD	7,500,000	562,500	(33,631)
Rate Swap		BBA
30-Year Interest	Morgan Stanley	USD LIBOR	Receive	2.40%	Sep 2013	USD	27,000,000	1,185,300	(218,827)
Rate Swap		BBA
30-Year Interest	Royal Bank of	USD LIBOR	Receive	2.40%	Nov 2013	USD	46,000,000	2,095,300	(504,211)
Rate Swap	Scotland PLC	BBA
							260,200,000	$12,860,548	($6,913,271)

Semiannual report | Global Absolute Return Strategies Fund	51

Swaps. Swap agreements are agreements between a Fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the over-the-counter market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the Fund are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the Fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the Fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The Fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between a Fund and counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

During the six months ended January 31, 2013, the Fund used interest rate swaps to manage against anticipated interest rate changes and maintain diversity and liquidity of the portfolio. During the six months ended January 31, 2013, the Fund held interest rate swaps with total USD notional amounts ranging from $64.4 million to $373.4 million as measured at each quarter end. The following table summarizes the interest rate swap contracts held as of January 31, 2013.

							UNREALIZED
							APPRECIATION
	NOTIONAL		USD NOTIONAL	PAYMENTS MADE	PAYMENTS RECEIVED	MATURITY	(DEPRECIATION)/
COUNTERPARTY	AMOUNT	CURRENCY	AMOUNT	BY FUND	BY FUND	DATE	MARKET VALUE

Barclays Bank	8,600,000	GBP	$13,591,444	Fixed 1.201%	GBP-LIBOR-BBA	Jan 2018	($4,550)
PLC
Barclays Bank	13,500,000	USD	13,500,000	3 Month LIBOR	Fixed 1.044%	Feb 2018	15,755
PLC
Barclays Bank	9,250,000	EUR	12,169,307	EUR-EURIBOR-	Fixed 1.540%	Dec 2018	(106,831)
PLC				TELERATE
Morgan Stanley	9,250,000	EUR	12,169,307	EUR-EURIBOR-	Fixed 1.520%	Dec 2018	(114,049)
				TELERATE
The Royal Bank	9,800,000	EUR	12,957,564	EUR-EURIBOR-	Fixed 1.550%	Dec 2018	(110,340)
of Scotland PLC				TELERATE
			$64,387,622				($320,015)

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or

52	Global Absolute Return Strategies Fund | Semiannual report

bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The Fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the Fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

During the six months ended January 31, 2013, the Fund used CDS as a Buyer of protection to manage against potential credit events and gain exposure to security or credit index. During the six months ended January 31, 2013, the Fund held credit default swap contracts with total USD notional amounts ranging from $49.4 million to $96.1 million as measured at each quarter end. The following table summarizes the credit default swap contracts the Fund held as of January 31, 2013 as a Buyer of protection.

							UNAMORTIZED
				USD	(PAY)/		UPFRONT	UNREALIZED
COUNTER-	REFERENCE	NOTIONAL		NOTIONAL	RECEIVED	MATURITY	PAYMENT PAID	APPRECIATION	MARKET
PARTY	OBLIGATION	AMOUNT	CURRENCY	AMOUNT	FIXED RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Buy
BNP Paribas	itraxx Europe Main	24,200,000.00	EUR	$31,424,898	(1.000)%	Dec 2017	$383,684	($232,929)	$150,755
SA	Series 18 5-year index
Credit Suisse	itraxx Europe Main	5,200,000	EUR	6,752,457	(1.000)%	Dec 2017	83,213	($50,819)	32,394
International	Series 18 5-year index
Morgan	itraxx Europe Main	40,650,000	EUR	52,369,376	(1.000)%	Dec 2017	569,426	($316,195)	253,231
Stanley	Series 18 5-year index
				$90,546,731			$1,036,323	($599,943)	$436,380

Implied credit spreads are utilized in determining the market value of CDS agreements in which the Fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the resulting values of these agreements are the indicator of the current status of the payment/performance risk and represent the likelihood or risk of default. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s creditworthiness and a greater likelihood of a credit event occurring. The maximum potential amount of future payments (undiscounted) that a Fund as the Seller could be required to make under any CDS agreement would be an amount equal to the notional amount of the agreement.

The Fund used CDS as a Seller of protection during the six months ended January 31, 2013 to take a long position in the exposure of the benchmark credit and gain exposure to security or credit index. During the six months ended January 31, 2013, the Fund acted as Seller on credit default swap contracts with total USD notional amounts ranging from $78.6 million to $194.8 million as measured at each quarter end. The following table summarizes the credit default swap contracts the Fund held as of January 31, 2013 where the Fund acted as a Seller of protection.

Semiannual report | Global Absolute Return Strategies Fund	53

								UNAMORTIZED
		IMPLIED				(PAY)/		UPFRONT
		CREDIT			USD	RECEIVED		PAYMENT	UNREALIZED
	REFERENCE	SPREAD AT	NOTIONAL	CUR-	NOTIONAL	FIXED	MATURITY	PAID	APPRECIATION	MARKET
COUNTERPARTY	OBLIGATION	1-31-13	AMOUNT	RENCY	AMOUNT	RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Sell
BNP Paribas SA	iTraxx Europe	1.46%	60,500,000	EUR	$78,562,246	1.000%	Dec 2017	($2,795,822)	$1,150,694	($1,645,128)
	Senior Financials
	S18 5-year index
BNP Paribas SA	CDX North	4.46%	30,000,000	USD	30,000,000	1.000%	Dec 2017	(173,857)	1,030,700	856,843
	America High
	Yield S19 5-year
	index
Morgan Stanley	iTraxx Europe	1.46%	79,200,000	EUR	102,033,323	1.000%	Dec 2017	(2,880,466)	726,844	(2,153,622)
	Senior Financials
	S18 5-year index
					$210,595,569			($5,850,145)	$2,908,238	($2,941,907)

Variance swaps. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance the Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike.

The Fund used variance swaps during the six months ended January 31, 2013 to manage against anticipated changes in securities markets. During the six months ended January 31, 2013, the Fund held variance swap contracts with total USD notional amounts ranging from $3.5 million to $5.1 million, as measured at each quarter end. The following table summarizes the variance swap contracts the Fund held as of January 31, 2013.

								UNREALIZED
				USD	PAY/			APPRECIATION
	REFERENCE	CUR-	NOTIONAL	NOTIONAL	RECEIVE	MATURITY	VOLATILITY	(DEPRECIATION)/
COUNTERPARTY	ENTITY	RENCY	AMOUNT	AMOUNT	VARIANCE	DATE	STRIKE PRICE	MARKET VALUE

BNP Paribas SA	Nikkei 225	JPY	1,000,000	$12,342	Receive	Dec 2013	28.70%	($75,445)
BNP Paribas SA	Nikkei 225	JPY	6,350,000	79,464	Receive	Dec 2013	28.75%	(481,225)
BNP Paribas SA	Nikkei 225	JPY	2,000,000	25,042	Receive	Dec 2013	28.75%	(150,311)
BNP Paribas SA	Nikkei 225	JPY	4,500,000	56,745	Receive	Dec 2013	31.00%	(421,953)
BNP Paribas SA	Nikkei 225	JPY	19,059,026	237,361	Receive	Dec 2013	30.00%	(1,619,205)
BNP Paribas SA	Nikkei 225	JPY	865,000	11,026	Receive	Dec 2013	29.70%	(74,916)
BNP Paribas SA	FTSE 100	GBP	35,000	56,760	Pay	Dec 2013	24.00%	376,821
BNP Paribas SA	S&P 500	USD	5,000	5,000	Pay	Dec 2013	26.70%	41,203
BNP Paribas SA	S&P 500	USD	105,000	105,000	Pay	Dec 2013	26.80%	863,673
BNP Paribas SA	S&P 500	USD	10,000	10,000	Pay	Dec 2013	27.00%	83,236
BNP Paribas SA	S&P 500	USD	60,000	60,000	Pay	Dec 2013	29.50%	600,496
BNP Paribas SA	S&P 500	USD	221,958	221,958	Pay	Dec 2013	28.30%	2,042,763
BNP Paribas SA	S&P 500	USD	265,000	265,000	Pay	Dec 2013	26.50%	2,122,242
BNP Paribas SA	S&P 500	USD	10,000	10,000	Pay	Dec 2013	29.00%	98,837
BNP Paribas SA	S&P 500	USD	11,000	11,000	Pay	Dec 2013	27.80%	101,038
BNP Paribas SA	China Enterprises Index	HKD	500,000	64,451	Receive	Dec 2013	36.50%	(686,105)
	(Hang Seng)

54	Global Absolute Return Strategies Fund | Semiannual report

								UNREALIZED
				USD	PAY/			APPRECIATION
	REFERENCE	CUR-	NOTIONAL	NOTIONAL	RECEIVE	MATURITY	VOLATILITY	(DEPRECIATION)/
COUNTERPARTY	ENTITY	RENCY	AMOUNT	AMOUNT	VARIANCE	DATE	STRIKE PRICE	MARKET VALUE

BNP Paribas SA	China Enterprises Index	HKD	450,000	$58,041	Receive	Dec 2013	32.60%	($433,636)
	(Hang Seng)
BNP Paribas SA	FTSE 100	GBP	57,000	88,766	Pay	Dec 2013	26.50%	709,149
BNP Paribas SA	Nikkei 225	JPY	21,500,000	271,287	Receive	Dec 2013	27.80%	(1,388,197)
BNP Paribas SA	Nikkei 225	JPY	48,373,000	609,355	Receive	Dec 2014	26.00%	(1,139,796)
BNP Paribas SA	FTSE 100	GBP	16,178	25,725	Pay	Dec 2014	28.50%	198,445
BNP Paribas SA	FTSE 100	GBP	34,377	54,788	Pay	Dec 2014	28.20%	411,132
BNP Paribas SA	FTSE 100	GBP	44,000	70,436	Pay	Dec 2014	26.90%	459,066
BNP Paribas SA	FTSE 100	GBP	35,000	56,759	Pay	Dec 2014	25.20%	287,599
BNP Paribas SA	FTSE 100	GBP	90,000	143,901	Pay	Dec 2014	25.00%	704,163
BNP Paribas SA	S&P 500	USD	610,000	610,000	Pay	Dec 2014	25.50%	2,660,233
BNP Paribas SA	China Enterprises Index	HKD	317,178	40,891	Receive	Dec 2014	34.00%	(264,543)
	(Hang Seng)
BNP Paribas SA	China Enterprises Index	HKD	480,000	61,891	Receive	Dec 2014	33.65%	(387,866)
	(Hang Seng)
BNP Paribas SA	China Enterprises Index	HKD	109,541	14,123	Receive	Dec 2014	34.25%	(94,404)
	(Hang Seng)
BNP Paribas SA	China Enterprises Index	HKD	450,000	58,041	Receive	Dec 2014	33.30%	(343,721)
	(Hang Seng)
BNP Paribas SA	China Enterprises Index	HKD	800,000	103,203	Receive	Dec 2014	33.50%	(616,066)
	(Hang Seng)
Goldman Sachs	Nikkei 225	JPY	23,000,000	287,730	Receive	Dec 2013	29.40%	(1,831,443)
Goldman Sachs	S&P 500	USD	290,000	290,000	Pay	Dec 2013	27.80%	2,597,528
Morgan Stanley	Nikkei 225	JPY	29,000,000	371,664	Receive	Dec 2013	33.00%	(3,341,958)
Morgan Stanley	Nikkei 225	JPY	3,750,000	46,354	Receive	Dec 2013	28.70%	(283,573)
Morgan Stanley	Nikkei 225	JPY	1,225,000	15,228	Receive	Dec 2013	28.50%	(90,581)
Morgan Stanley	Nikkei 225	JPY	237,000	3,060	Receive	Dec 2013	29.00%	(19,587)
Morgan Stanley	Nikkei 225	JPY	353,000	4,603	Receive	Dec 2013	29.00%	(29,116)
Morgan Stanley	FTSE 100	GBP	62,000	98,059	Pay	Dec 2013	27.80%	920,442
Morgan Stanley	S&P 500	USD	370,000	370,000	Pay	Dec 2013	33.65%	4,820,933
Morgan Stanley	S&P 500	USD	5,000	5,000	Pay	Dec 2013	27.00%	43,640
Morgan Stanley	S&P 500	USD	46,440	46,440	Pay	Dec 2013	27.20%	397,965
Morgan Stanley	S&P 500	USD	3,000	3,000	Pay	Dec 2013	27.00%	26,216
Morgan Stanley	China Enterprises Index	HKD	762,600	98,196	Receive	Dec 2013	37.70%	(1,144,758)
	(Hang Seng)
				$5,137,690				$5,648,415

Inflation swaps. In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.

The Fund used inflation swaps during the six months ended January 31, 2013 to maintain diversity and liquidity of the portfolio and manage against anticipated changes in inflation. During the six months ended January 31, 2013, the Fund held inflation swap contracts with total USD notional amounts ranging from $9.8 million to $31.3 million, as measured at each quarter end. The following table summarizes the inflation swap contracts the Fund held as of January 31, 2013.

Semiannual report | Global Absolute Return Strategies Fund	55

							UNREALIZED
							APPRECIATION
	NOTIONAL	CUR-	USD NOTIONAL	PAYMENTS MADE	PAYMENTS RECEIVED	MATURITY	(DEPRECIATION)/
COUNTERPARTY	AMOUNT	RENCY	AMOUNT	BY FUND	BY FUND	DATE	MARKET VALUE

BNP Paribas SA	1,900,000	GBP	$3,068,025	Fixed 3.180%	GBP- Non Revised RPI	Jan 2023	$66,558
Morgan Stanley	480,000	GBP	777,168	Fixed 3.190%	GBP- Non Revised RPI	Oct 2042	133,897
The Royal Bank of Scotland PLC	6,017,410	USD	6,017,410	USD - Non-Revised CPI	Fixed 2.755%	Dec 2017	(9,896)
The Royal Bank of Scotland PLC	10,572,590	USD	10,572,590	USD - Non-Revised CPI	Fixed 2.815%	Dec 2017	37
The Royal Bank of Scotland PLC	1,990,476	USD	1,990,476	USD - Non-Revised CPI	Fixed 2.848%	Sep 2022	13,007
The Royal Bank of Scotland PLC	1,554,224	EUR	2,037,277	Fixed 2.165%	EUR-EX Tobacco	Sep 2022	(22,019)
					NR CPI
The Royal Bank of Scotland PLC	1,809,524	USD	1,809,524	USD - Non-Revised CPI	Fixed 2.763%	Sep 2022	(5,406)
The Royal Bank of Scotland PLC	1,545,776	EUR	2,004,484	Fixed 2.115%	EUR-EX Tobacco	Sep 2022	(11,146)
					NR CPI
The Royal Bank of Scotland PLC	1,900,000	GBP	3,068,025	Fixed 3.160%	GBP- Non Revised RPI	Jan 2023	73,068
			$31,344,979				$238,100

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at January 31, 2013 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	AND LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Interest rate contracts	Investments, at value*	Purchased options	$9,071,981	—
Interest rate contracts	Written options, at value	Written options	—	($6,913,271)
Interest rate contracts	Receivable/payable for futures	Futures†	8,008,680	(6,920,801)
Interest rate contracts	Swap contracts, at value	Interest rate swaps	15,755	(335,770)
Interest rate contracts	Swap contracts, at value	Inflation swaps	286,567	(48,467)
Foreign exchange contracts	Investments, at value*	Purchased options	5,421,391	—
Foreign exchange contracts	Written options, at value	Written options	—	(811,374)
Foreign exchange contracts	Receivable/payable for forward	Forward foreign	17,181,361	(24,980,895)
	foreign currency exchange contracts	currency contracts
Equity contracts	Investments, at value*	Purchased options	19,564,231	—
Equity contracts	Written options, at value	Written options	—	(1,595,146)
Equity contracts	Receivable/payable for futures	Futures†	3,609,211	(29,167,556)
Equity contracts	Swap contracts, at value	Variance swaps	20,566,820	(14,918,405)
Credit contracts	Swap contracts, at value	Credit default swaps	1,293,223	(3,798,750)

* Purchased options are included in the Portfolio of investments.

† Reflects cumulative appreciation/depreciation on futures as disclosed in Note 3. Only the period end variation margin is separately disclosed on the Statement of assets and liabilities.

56	Global Absolute Return Strategies Fund | Semiannual report

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2013:

	STATEMENT OF	INVESTMENTS				FOREIGN
	OPERATIONS	(PURCHASED	WRITTEN	FUTURES	SWAP	CURRENCY
RISK	LOCATION	OPTIONS)	OPTIONS	CONTRACTS	CONTRACTS	TRANSACTIONS*	TOTAL

Interest rate	Net realized gain	—	$1,923,044	$465,987	($2,573,752)	—	($184,721)
contracts	(loss)
Foreign exchange	Net realized gain	—	—	—	—	($9,330,801)	($9,330,801)
contracts	(loss)
Equity contracts	Net realized gain	($6,068,745)	4,691	(26,915,900)	(350,514)	—	($33,330,468)
	(loss)
Credit contracts	Net realized gain	—	—	—	5,388,171	—	$5,388,171
	(loss)
Total		($6,068,745)	$1,927,735	($26,449,913)	$2,463,905	($9,330,801)	($37,457,819)

*Realized gain/loss associated with forward foreign currency contracts is included in the caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended January 31, 2013:

						TRANSLATION
						OF ASSETS
	STATEMENT OF	INVESTMENTS				AND LIABILITIES
	OPERATIONS	(PURCHASED	FUTURES	WRITTEN	SWAP	IN FOREIGN
RISK	LOCATION	OPTIONS)	CONTRACTS	OPTIONS	CONTRACTS	CURRENCIES*	TOTAL

Interest rate	Change in	($545,840)	($3,132,478)	$11,457,776	$2,260,279	—	$10,039,737
contracts	unrealized
	appreciation
	(depreciation)
Foreign exchange	Change in	875,328	—	(5,885,640)	—	($7,003,507)	($12,013,819)
contracts	unrealized
	appreciation
	(depreciation)
Equity contracts	Change in	(44,358)	(25,304,536)	4,991,563	7,869,867	—	($12,487,464)
	unrealized
	appreciation
	(depreciation)
Credit contracts	Change in	—	—	—	3,547,294	—	$3,547,294
	unrealized
	appreciation
	(depreciation)
Total		$285,130	($28,437,014)	$10,563,699	$13,677,440	($7,003,507)	($10,914,252)

* Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in the caption on the Statement of operations.

Semiannual report | Global Absolute Return Strategies Fund	57

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust including the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund pays the Adviser a daily management fee for its services. If the net assets of the Fund were equal to or less than $500,000,000, the management fee paid to the Adviser is equivalent, on an annual basis, to the sum of: a) 1.30% of the first $200,000,000 of the Fund’s average daily net assets and b) 1.25% of the next $300,000,000 of average daily net assets. If the net assets of the Fund exceed $500,000,000, the management fee paid to the Adviser is equivalent, on an annual basis, to 1.20% of average daily net assets. The Adviser has a subadvisory agreement with Standard Life Investments (Corporate Funds) Limited. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has contractually agreed to waive a portion of its management fee for certain funds (the Participating Funds) of the Trust and John Hancock Variable Insurance Trust. The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Funds that exceeds $75 billion but is less than $100 billion; and 0.015% of that portion of the aggregate net assets of all the Participating Funds that equals or exceeds $100 billion. The amount of the reimbursement is calculated daily and allocated among all the Participating Funds in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Adviser upon notice to the funds and with approval of the Board of Trustees.

The Adviser has contractually agreed to waive all or a portion of its management fee and/or reimburse operating expenses of the Fund to the extent necessary to maintain the Fund’s total operating expenses at 1.95%, 2.65%, 1.59%, 2.00% and 1.50% for Class A, Class C, Class I, Class R2 and Class R6 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses. The fee waivers and/or reimbursements will continue in effect until November 30, 2013 for Class A, Class C, Class I, Class R2 and Class R6 shares, unless renewed by mutual agreement of the Fund and the Adviser based upon a determination that this is appropriate under the circumstances at the time.

The Adviser has voluntarily agreed to waive a portion of its management fee and/or reimburse the Fund, in order to limit the Fund’s expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, advisory fees, 12b-1 fees, transfer agent fees and service fees, state registration fees and printing and postage fees, to 0.20% of the Fund’s average daily net asset value, on an annual basis. This voluntary arrangement may be amended or terminated at any time by the Adviser upon notice to the Fund.

58	Global Absolute Return Strategies Fund | Semiannual report

For the six months ended January 31, 2013, the expense reductions amounted to the following:

EXPENSE
CLASS	REDUCTIONS

Class A	$5,590
Class C	1,088
Class I	7,486
Class R2	11,582
Class R6	11,433
Class NAV	8,668
Total	$45,847

The investment management fees, including the impact of waivers and reimbursements incurred for the six months ended January 31, 2013 were equivalent to a net effective rate of 1.19% of the Fund’s average daily net assets.

Expense recapture. The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the beginning of the month in which such reimbursements or waivers originally occurred to the extent that the Fund is below its expense limitation during this period. The table below outlines the amounts recovered during the six months ended January 31, 2013, and the amount of waived or reimbursed expenses subject to potential recovery and the respective expiration dates. Certain reimbursements or waivers are not subject to recapture.

AMOUNT RECOVERED
AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	AMOUNTS ELIGIBLE FOR	DURING THE
RECOVERY THROUGH	RECOVERY THROUGH	RECOVERY THROUGH	RECOVERY THROUGH	PERIOD ENDED
JULY 1, 2013	JULY 1, 2014	JULY 1, 2015	JANUARY 1, 2016	JANUARY 31, 2013

—	—	$13,527	$23,752	$9,740

Amounts recovered by class

FUND	CLASS C	CLASS I

Global Absolute Return Strategies	$5,323	$4,417

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended January 31, 2013 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class C and Class R2 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund pays up to 0.30%, 1.00% and 0.25% for Class A, Class C and Class R2 shares, respectively, for distribution and service fees, expressed as an annual percentage of average daily net assets.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $795,112 for the six months ended January 31, 2013. Of this amount, $128,560 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $663,932 was paid as sales commissions to broker-dealers and $2,620 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Adviser.

Semiannual report | Global Absolute Return Strategies Fund	59

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended January 31, 2013, CDSCs received by the Distributor amounted to $0 and $271 for Class A and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended January 31, 2013 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$503,594	$327,705	$14,085	$24,315
Class C	84,346	16,669	8,480	2,096
Class I	—	230,025	17,911	19,116
Class R2	144	15	10,112	1,719
Class R6	—	470	10,113	3,834
Total	$588,084	$574,884	$60,701	$51,080

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each Fund based on its average daily net assets.

Note 6 — Fund share transactions

Transactions in Fund shares for the six months ended January 31, 2013 and for the period ended July 31, 2012 were as follows:

	Six months ended 1-31-13			Year ended 7-31-12
	Shares	Amount	Shares	Amount
Class A shares[1]

Sold	41,049,938	$439,417,896	17,012,010	$178,509,182
Distributions reinvested	384,649	4,096,508	—	—
Repurchased	(3,682,637)	(39,467,634)	(491,934)	(5,169,958)

Net increase	37,751,950	$404,046,770	16,520,076	$173,339,224

Class C shares[2]

Sold	4,095,570	$43,891,336	—	—
Distributions reinvested	18,002	191,898	—	—
Repurchased	(85,145)	(914,315)	—	—

Net increase	4,028,427	$43,168,919	—	—

60	Global Absolute Return Strategies Fund | Semiannual report

	Six months ended 1-31-13			Year ended 7-31-12
	Shares	Amount	Shares	Amount
Class I shares[1]

Sold	59,438,039	$638,021,080	16,693,504	$176,277,719
Distributions reinvested	716,331	7,636,093	—	—
Repurchased	(5,923,920)	(63,590,544)	(938,029)	(9,894,949)

Net increase	54,230,450	$582,066,629	15,755,475	$166,382,770

Class R2 shares[3]

Sold	2,117	$22,653	9,372	$100,000
Distributions reinvested	15	157	—	—

Net increase	2,132	$22,810	9,372	$100,000

Class R6 shares[3]

Sold	1,085,660	$11,661,833	9,372	$100,000
Distributions reinvested	4,219	44,938	—	—
Repurchased	(44,943)	(482,068)	—	—

Net increase	1,044,936	$11,224,703	9,372	$100,000

Class NAV shares[1]

Sold	6,104,184	$65,499,413	47,020,792	$483,507,167
Distributions reinvested	708,702	7,547,678	—	—
Repurchased	(253,255)	(2,709,968)	(193,554)	(2,017,290)

Net increase	6,559,631	$70,337,123	46,827,238	$481,489,877

Net increase	103,617,526	$1,110,866,954	79,121,533	$821,411,871

1 Prior period presented is from 12-19-11 (commencement of operations) to 7-31-12.

2 Period from 8-1-12 (inception date) to 1-31-13.

3 Prior period presented is from 3-1-12 (inception date) to 7-31-12.

Affiliates of the Fund owned 81%, 1% and 100% of shares of beneficial interest of Class R2, Class R6 and Class NAV, respectively, on January 31, 2013.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, aggregated $725,701,716 and $237,714,536, respectively, for the six months ended January 31, 2013. Purchases and sales of U.S. Treasury obligations aggregated $201,406,785 and $25,759,851, respectively, for the six months ended January 31, 2013.

Note 8 — Investment by affiliated funds

Certain investors in the Fund are affiliated funds and are managed by the Adviser and its affiliates. The affiliated funds do not invest in the Fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the Fund’s net assets. For the six months ended January 31, 2013, the following funds had an affiliate ownership of 5% or more of the Fund’s net assets:

AFFILIATED
FUND	CONCENTRATION

John Hancock Lifestyle Balanced Portfolio	8.3%
John Hancock Lifestyle Growth Portfolio	6.1%

Semiannual report | Global Absolute Return Strategies Fund	61

Special Shareholder Meeting

Unaudited

On November 14, 2012, a Special Meeting of the Shareholders of John Hancock Funds II and each of its series, including John Hancock Global Absolute Return Strategies Fund, was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting on the following proposal:

Proposal: Election of thirteen (13) Trustees as members of the Board of Trustees of John Hancock Funds II.

	TOTAL VOTES	TOTAL VOTES WITHHELD
	FOR THE NOMINEE	FROM THE NOMINEE

Independent Trustees
Charles L. Bardelis	7,616,504,618.81	68,337,736.33
Peter S. Burgess	7,615,970,679.45	68,871,675.70
William H. Cunningham	7,617,896,790.36	66,945,564.78
Grace K. Fey	7,615,778,673.96	69,063,681.18
Theron S. Hoffman	7,615,274,624.90	69,567,730.24
Deborah C. Jackson	7,613,243,797.95	71,598,557.20
Hassell H. McClellan	7,613,775,261.17	71,067,093.97
James M. Oates	7,609,760,388.78	75,081,966.36
Steven R. Pruchansky	7,616,850,614.43	67,991,740.71
Gregory A. Russo	7,622,347,084.59	62,495,270.55
Non-Independent Trustees
James R. Boyle	7,622,433,052.00	62,409,303.15
Craig Bromley	7,617,300,092.72	67,542,262.42
Warren A. Thomson	7,620,483,794.58	64,358,560.56

62	Global Absolute Return Strategies Fund | Semiannual report

More information

Trustees	Investment adviser
James M. Oates, Chairperson	John Hancock Investment Management
Steven R. Pruchansky, Vice Chairperson	Services, LLC
Charles L. Bardelis*
James R. Boyle†	Subadviser
Craig Bromley†	Standard Life Investments (Corporate Funds)
Peter S. Burgess*	Limited
William H. Cunningham
Grace K. Fey	Principal distributor
Theron S. Hoffman*	John Hancock Funds, LLC
Deborah C. Jackson
Hassell H. McClellan	Custodian
Gregory A. Russo	State Street Bank and Trust Company
Warren A. Thomson†
Transfer agent
Officers	John Hancock Signature Services, Inc.
Hugh McHaffie
President	Legal counsel
K&L Gates LLP
Andrew G. Arnott
Executive Vice President

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | Global Absolute Return Strategies Fund	63

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

This report is for the information of the shareholders of John Hancock Global Absolute Return Strategies Fund.	395SA 1/13
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	3/13

ITEM 2. CODE OF ETHICS.

(a) Not Applicable
(b) Not Applicable
(c) Not Applicable
(d) Not Applicable
(e) Not Applicable
(f) Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Not Applicable
(b) Not Applicable
(c) Not Applicable
(d) Not Applicable
(e) Not Applicable
(f) Not Applicable.
(g) Not Applicable
(h) Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Included with Item 1.
(b) Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure controls and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and

(ii) information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not Applicable.

ITEM 12. EXHIBITS.

(a)(1) Not applicable

(a)(2)(i) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

(a)(2)(ii) CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

(b) CERTIFICATION PURSUANT TO Rule 30a-2(b) OF THE INVESTMENT COMPANY ACT OF 1940

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK FUNDS II

/s/ Hugh McHaffie
Hugh McHaffie
President
Date: March 14, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Hugh McHaffie
Hugh McHaffie
President
Date: March 14, 2013

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer
Date: March 14, 2013